UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Income V.I.S. Fund

Class 1: SSIMX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$165	1.60%

How did the Fund perform last year and what affected its performance?

Expectations of an economic soft landing that opened the door to additional the U.S. Federal Reserve Funds rate cuts served to reduce interest rates, steepen the yield curve, and moderately tighten credit spreads during the reporting period. On a gross basis, the Fund’s overweight allocation to duration and a yield curve steepened position were the primary drivers of the Fund’s out-performance during the reporting period, with the Fund’s over-weight allocation to investment grade credit and CMBS adding to Fund performance, and security selection in MBS detracting from Fund performance. On a net-of-fees basis, the above performance drivers were not enough to offset the Fund’s small size and high fee structure. The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with treasury futures positively contributing to the Fund's performance relative to the Index and credit default swaps negatively contributing to Fund performance relative to the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIMX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,044	$10,138
02/29/16	$10,089	$10,210
03/31/16	$10,258	$10,303
04/30/16	$10,338	$10,343
05/31/16	$10,320	$10,345
06/30/16	$10,498	$10,531
07/31/16	$10,604	$10,598
08/31/16	$10,613	$10,586
09/30/16	$10,587	$10,580
10/31/16	$10,516	$10,499
11/30/16	$10,276	$10,250
12/31/16	$10,298	$10,265
01/31/17	$10,326	$10,285
02/28/17	$10,398	$10,354
03/31/17	$10,425	$10,349
04/30/17	$10,516	$10,428
05/31/17	$10,579	$10,509
06/30/17	$10,561	$10,498
07/31/17	$10,597	$10,543
08/31/17	$10,670	$10,638
09/30/17	$10,624	$10,587
10/31/17	$10,624	$10,593
11/30/17	$10,597	$10,580
12/31/17	$10,633	$10,628
01/31/18	$10,531	$10,506
02/28/18	$10,401	$10,406
03/31/18	$10,447	$10,473
04/30/18	$10,346	$10,395
05/31/18	$10,401	$10,469
06/30/18	$10,364	$10,456
07/31/18	$10,373	$10,459
08/31/18	$10,438	$10,526
09/30/18	$10,383	$10,458
10/31/18	$10,290	$10,376
11/30/18	$10,327	$10,438
12/31/18	$10,481	$10,629
01/31/19	$10,633	$10,742
02/28/19	$10,623	$10,736
03/31/19	$10,822	$10,942
04/30/19	$10,841	$10,945
05/31/19	$10,992	$11,139
06/30/19	$11,144	$11,279
07/31/19	$11,163	$11,304
08/31/19	$11,409	$11,597
09/30/19	$11,343	$11,535
10/31/19	$11,371	$11,570
11/30/19	$11,381	$11,564
12/31/19	$11,385	$11,556
01/31/20	$11,536	$11,778
02/29/20	$11,641	$11,990
03/31/20	$11,394	$11,920
04/30/20	$11,660	$12,132
05/31/20	$11,821	$12,188
06/30/20	$11,916	$12,265
07/31/20	$12,125	$12,448
08/31/20	$12,030	$12,348
09/30/20	$12,001	$12,341
10/31/20	$11,963	$12,286
11/30/20	$12,144	$12,406
12/31/20	$12,185	$12,423
01/31/21	$12,097	$12,334
02/28/21	$11,940	$12,156
03/31/21	$11,794	$12,005
04/30/21	$11,882	$12,099
05/31/21	$11,931	$12,139
06/30/21	$12,019	$12,224
07/31/21	$12,146	$12,361
08/31/21	$12,116	$12,337
09/30/21	$12,009	$12,230
10/31/21	$11,989	$12,227
11/30/21	$11,999	$12,263
12/31/21	$11,964	$12,232
01/31/22	$11,671	$11,968
02/28/22	$11,500	$11,835
03/31/22	$11,177	$11,506
04/30/22	$10,743	$11,069
05/31/22	$10,784	$11,141
06/30/22	$10,582	$10,966
07/31/22	$10,834	$11,234
08/31/22	$10,521	$10,917
09/30/22	$10,047	$10,445
10/31/22	$9,936	$10,310
11/30/22	$10,320	$10,689
12/31/22	$10,243	$10,641
01/31/23	$10,601	$10,968
02/28/23	$10,285	$10,684
03/31/23	$10,559	$10,956
04/30/23	$10,622	$11,022
05/31/23	$10,464	$10,902
06/30/23	$10,412	$10,863
07/31/23	$10,401	$10,856
08/31/23	$10,317	$10,786
09/30/23	$9,991	$10,512
10/31/23	$9,780	$10,346
11/30/23	$10,285	$10,815
12/31/23	$10,723	$11,229
01/31/24	$10,691	$11,198
02/29/24	$10,487	$11,040
03/31/24	$10,573	$11,142
04/30/24	$10,229	$10,860
05/31/24	$10,411	$11,044
06/30/24	$10,530	$11,149
07/31/24	$10,777	$11,409
08/31/24	$10,949	$11,573
09/30/24	$11,088	$11,728
10/31/24	$10,734	$11,437
11/30/24	$10,841	$11,558
12/31/24	$10,635	$11,369
01/31/25	$10,680	$11,430
02/28/25	$10,936	$11,681
03/31/25	$10,924	$11,685
04/30/25	$10,969	$11,731
05/31/25	$10,858	$11,647
06/30/25	$11,013	$11,826
07/31/25	$10,958	$11,795
08/31/25	$11,113	$11,936
09/30/25	$11,202	$12,067
10/31/25	$11,258	$12,142
11/30/25	$11,325	$12,217
12/31/25	$11,264	$12,199

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIMX	5.91%	(1.56%)	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$8,107,878
  Number of Portfolio Holdings857
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$42,378

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasuries	31.0%
Agency Mortgage Backed	28.5%
Corporate Notes	22.9%
Short-Term Investments	16.0%
Non-Agency Collateralized Mortgage Obligations	14.0%
Agency Collateralized Mortgage Obligations	1.4%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 11/15/34	7.1%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	5.3%
U.S. Treasury Notes, 3.88%, due 08/15/33	4.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	3.4%
U.S. Treasury Notes, 3.50%, due 10/31/27	3.3%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	3.0%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.4%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSIMX

State Street Premier Growth Equity V.I.S. Fund

Class 1: SPGSX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$98	0.89%

How did the Fund perform last year and what affected its performance?

The reporting period was marked by a new administration which came with policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, corporate earnings and Artificial Intelligence (“A.I.”) investment were strong, supporting equity returns. The Fund benefitted from diversified stock selection across a range of sectors. Within IT, positions in A.I. beneficiaries such as NVIDIA and Applied Materials delivered strong results. Alphabet in communication services has benefited from robust advertising spend and A.I. tailwinds. In healthcare, the Fund’s top contributing sector, positions in Repligen and Astrazeneca outperformed. And in consumer staples, the portfolio benefitted from not owning Costco, whose shares declined in 2025, while holding Monster Beverage, an outperformer.

While positions in A.I. beneficiaries mentioned above helped relative returns, the IT sector as a whole detracted from relative returns as companies more exposed to the broader economy - such as On Semiconductor - or software names potentially disrupted by A.I. - such as ServiceNow - lagged.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPGSX	S&P 500® Index	Russell 1000® Growth Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,181	$9,504	$9,442
02/29/16	$9,161	$9,491	$9,438
03/31/16	$9,658	$10,135	$10,074
04/30/16	$9,616	$10,174	$9,982
05/31/16	$9,879	$10,357	$10,176
06/30/16	$9,687	$10,384	$10,136
07/31/16	$10,288	$10,766	$10,615
08/31/16	$10,319	$10,782	$10,562
09/30/16	$10,445	$10,784	$10,600
10/31/16	$10,173	$10,587	$10,351
11/30/16	$10,156	$10,979	$10,577
12/31/16	$10,247	$11,196	$10,708
01/31/17	$10,848	$11,408	$11,068
02/28/17	$11,305	$11,861	$11,528
03/31/17	$11,420	$11,875	$11,662
04/30/17	$11,633	$11,997	$11,928
05/31/17	$11,760	$12,166	$12,238
06/30/17	$11,938	$12,242	$12,206
07/31/17	$12,433	$12,494	$12,531
08/31/17	$12,590	$12,532	$12,760
09/30/17	$12,615	$12,790	$12,926
10/31/17	$12,817	$13,089	$13,427
11/30/17	$13,075	$13,490	$13,835
12/31/17	$13,151	$13,640	$13,943
01/31/18	$14,032	$14,421	$14,930
02/28/18	$13,638	$13,890	$14,539
03/31/18	$13,304	$13,537	$14,140
04/30/18	$13,230	$13,589	$14,189
05/31/18	$13,723	$13,916	$14,811
06/30/18	$13,896	$14,002	$14,954
07/31/18	$14,349	$14,523	$15,393
08/31/18	$14,839	$14,996	$16,235
09/30/18	$15,025	$15,081	$16,325
10/31/18	$13,804	$14,050	$14,865
11/30/18	$14,040	$14,337	$15,023
12/31/18	$12,801	$13,042	$13,732
01/31/19	$14,065	$14,087	$14,966
02/28/19	$14,456	$14,540	$15,501
03/31/19	$14,687	$14,822	$15,943
04/30/19	$15,432	$15,422	$16,663
05/31/19	$14,438	$14,442	$15,610
06/30/19	$15,555	$15,460	$16,682
07/31/19	$15,753	$15,682	$17,059
08/31/19	$15,499	$15,434	$16,928
09/30/19	$15,491	$15,723	$16,930
10/31/19	$16,197	$16,063	$17,408
11/30/19	$17,050	$16,646	$18,180
12/31/19	$17,579	$17,149	$18,729
01/31/20	$17,916	$17,142	$19,147
02/29/20	$16,858	$15,731	$17,843
03/31/20	$15,197	$13,788	$16,088
04/30/20	$17,335	$15,555	$18,468
05/31/20	$18,510	$16,296	$19,708
06/30/20	$19,184	$16,620	$20,567
07/31/20	$20,458	$17,558	$22,149
08/31/20	$22,524	$18,820	$24,434
09/30/20	$21,407	$18,105	$23,285
10/31/20	$20,742	$17,623	$22,494
11/30/20	$22,702	$19,552	$24,797
12/31/20	$23,489	$20,304	$25,938
01/31/21	$23,150	$20,099	$25,746
02/28/21	$23,601	$20,653	$25,740
03/31/21	$24,312	$21,558	$26,182
04/30/21	$26,050	$22,708	$27,963
05/31/21	$25,855	$22,867	$27,577
06/30/21	$27,030	$23,401	$29,307
07/31/21	$27,766	$23,956	$30,273
08/31/21	$28,528	$24,685	$31,404
09/30/21	$26,824	$23,537	$29,646
10/31/21	$28,677	$25,186	$32,213
11/30/21	$28,635	$25,011	$32,410
12/31/21	$29,354	$26,132	$33,096
01/31/22	$27,733	$24,780	$30,255
02/28/22	$26,207	$24,038	$28,970
03/31/22	$26,695	$24,931	$30,103
04/30/22	$23,546	$22,757	$26,468
05/31/22	$23,071	$22,798	$25,853
06/30/22	$21,158	$20,916	$23,805
07/31/22	$23,669	$22,845	$26,662
08/31/22	$22,275	$21,913	$25,420
09/30/22	$19,887	$19,895	$22,949
10/31/22	$20,906	$21,506	$24,290
11/30/22	$22,073	$22,708	$25,397
12/31/22	$20,421	$21,399	$23,453
01/31/23	$22,652	$22,744	$25,407
02/28/23	$22,045	$22,189	$25,106
03/31/23	$23,294	$23,004	$26,822
04/30/23	$23,627	$23,363	$27,086
05/31/23	$25,003	$23,464	$28,321
06/30/23	$26,678	$25,015	$30,258
07/31/23	$27,595	$25,818	$31,277
08/31/23	$27,375	$25,407	$30,996
09/30/23	$25,862	$24,196	$29,310
10/31/23	$25,679	$23,687	$28,893
11/30/23	$28,512	$25,850	$32,043
12/31/23	$29,871	$27,025	$33,462
01/31/24	$30,816	$27,479	$34,296
02/29/24	$33,087	$28,946	$36,636
03/31/24	$33,723	$29,878	$37,281
04/30/24	$32,263	$28,657	$35,700
05/31/24	$34,217	$30,078	$37,837
06/30/24	$36,506	$31,157	$40,388
07/31/24	$36,205	$31,537	$39,701
08/31/24	$36,473	$32,302	$40,528
09/30/24	$37,338	$32,992	$41,677
10/31/24	$37,191	$32,692	$41,539
11/30/24	$38,915	$34,611	$44,233
12/31/24	$39,147	$33,786	$44,623
01/31/25	$39,926	$34,727	$45,506
02/28/25	$38,133	$34,274	$43,871
03/31/25	$34,839	$32,343	$40,175
04/30/25	$35,480	$32,124	$40,887
05/31/25	$38,938	$34,146	$44,505
06/30/25	$41,652	$35,882	$47,342
07/31/25	$43,634	$36,687	$49,129
08/31/25	$43,812	$37,431	$49,679
09/30/25	$45,430	$38,797	$52,318
10/31/25	$47,692	$39,706	$54,218
11/30/25	$46,947	$39,803	$53,236
12/31/25	$46,975	$39,827	$52,906

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPGSX	20.00%	14.87%	16.73%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$34,648,803
  Number of Portfolio Holdings38
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$217,109

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	23.0%
Software	18.9%
Interactive Media & Services	13.0%
Broadline Retail	5.8%
Exchange Traded & Mutual Funds	5.6%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.8%
Financial Services	4.6%
Capital Markets	2.8%
Electrical Equipment	2.2%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.6%
Microsoft Corp.	12.0%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.8%
Alphabet, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SPGSX

State Street Real Estate Securities V.I.S. Fund

Class 1: SSRSX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$127	1.26%

How did the Fund perform last year and what affected its performance?

The healthcare sector generated positive absolute and relative returns. Specifically, the portfolio allocation to senior housing within the sector generated significant outperformance due to strong fundamentals and favorable supply and demand. Life sciences underperformed due to an oversupply of space that negatively impacted earnings and valuations, so our underweight benefited performance. Relative performance also benefited from the allocation within apartments. Apartments underperformed due to their sensitivity to a potential retraction in economic growth. However, the portfolio allocation favored apartment REITs with Sunbelt exposure, which retreated less than REITs with coastal exposure due to less stretched valuations. Finally, the portfolio allocations in hotels focused on the companies with the strongest fundamentals. These names outperformed their peers and added to relative performance.

Relative performance was offset by an underweight to industrial which reported better than expected earnings and outperformed. Positioning within the sector also detracted due to allocations to cold storage, which underperformed traditional industrial property types.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSRSX	S&P 500® Index	FTSE NAREIT Equity REITs Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,654	$9,504	$9,665
02/29/16	$9,624	$9,491	$9,624
03/31/16	$10,594	$10,135	$10,600
04/30/16	$10,323	$10,174	$10,347
05/31/16	$10,586	$10,357	$10,599
06/30/16	$11,353	$10,384	$11,338
07/31/16	$11,827	$10,766	$11,809
08/31/16	$11,414	$10,782	$11,375
09/30/16	$11,180	$10,784	$11,175
10/31/16	$10,526	$10,587	$10,543
11/30/16	$10,346	$10,979	$10,365
12/31/16	$10,800	$11,196	$10,852
01/31/17	$10,765	$11,408	$10,864
02/28/17	$11,140	$11,861	$11,235
03/31/17	$10,887	$11,875	$10,978
04/30/17	$10,844	$11,997	$10,991
05/31/17	$10,774	$12,166	$10,907
06/30/17	$10,983	$12,242	$11,145
07/31/17	$11,140	$12,494	$11,281
08/31/17	$11,158	$12,532	$11,253
09/30/17	$11,097	$12,790	$11,250
10/31/17	$11,071	$13,089	$11,141
11/30/17	$11,394	$13,490	$11,443
12/31/17	$11,431	$13,640	$11,419
01/31/18	$10,967	$14,421	$10,942
02/28/18	$10,132	$13,890	$10,098
03/31/18	$10,549	$13,537	$10,483
04/30/18	$10,698	$13,589	$10,633
05/31/18	$11,022	$13,916	$11,053
06/30/18	$11,514	$14,002	$11,535
07/31/18	$11,570	$14,523	$11,627
08/31/18	$11,932	$14,996	$11,981
09/30/18	$11,635	$15,081	$11,677
10/31/18	$11,226	$14,050	$11,330
11/30/18	$11,727	$14,337	$11,867
12/31/18	$10,778	$13,042	$10,891
01/31/19	$12,026	$14,087	$12,171
02/28/19	$12,103	$14,540	$12,259
03/31/19	$12,529	$14,822	$12,670
04/30/19	$12,529	$15,422	$12,640
05/31/19	$12,568	$14,442	$12,668
06/30/19	$12,742	$15,460	$12,828
07/31/19	$12,887	$15,682	$12,992
08/31/19	$13,390	$15,434	$13,433
09/30/19	$13,748	$15,723	$13,828
10/31/19	$13,951	$16,063	$14,016
11/30/19	$13,690	$16,646	$13,805
12/31/19	$13,596	$17,149	$13,723
01/31/20	$13,754	$17,142	$13,888
02/29/20	$12,712	$15,731	$12,776
03/31/20	$10,208	$13,788	$9,976
04/30/20	$10,986	$15,555	$10,804
05/31/20	$11,081	$16,296	$10,825
06/30/20	$11,407	$16,620	$11,155
07/31/20	$11,870	$17,558	$11,607
08/31/20	$11,912	$18,820	$11,698
09/30/20	$11,534	$18,105	$11,316
10/31/20	$11,218	$17,623	$11,020
11/30/20	$12,481	$19,552	$12,223
12/31/20	$12,885	$20,304	$12,625
01/31/21	$12,810	$20,099	$12,638
02/28/21	$13,292	$20,653	$13,144
03/31/21	$13,957	$21,558	$13,745
04/30/21	$15,072	$22,708	$14,852
05/31/21	$15,232	$22,867	$15,004
06/30/21	$15,661	$23,401	$15,397
07/31/21	$16,476	$23,956	$16,137
08/31/21	$16,712	$24,685	$16,434
09/30/21	$15,833	$23,537	$15,547
10/31/21	$16,990	$25,186	$16,729
11/30/21	$16,744	$25,011	$16,616
12/31/21	$18,271	$26,132	$18,083
01/31/22	$17,061	$24,780	$16,845
02/28/22	$16,522	$24,038	$16,318
03/31/22	$17,600	$24,931	$17,386
04/30/22	$16,864	$22,757	$16,622
05/31/22	$15,811	$22,798	$15,586
06/30/22	$14,707	$20,916	$14,431
07/31/22	$16,022	$22,845	$15,738
08/31/22	$14,996	$21,913	$14,798
09/30/22	$13,115	$19,895	$12,996
10/31/22	$13,641	$21,506	$13,632
11/30/22	$14,470	$22,708	$14,418
12/31/22	$13,717	$21,399	$13,677
01/31/23	$15,172	$22,744	$15,137
02/28/23	$14,436	$22,189	$14,410
03/31/23	$14,077	$23,004	$14,044
04/30/23	$14,249	$23,363	$14,161
05/31/23	$13,764	$23,464	$13,705
06/30/23	$14,499	$25,015	$14,412
07/31/23	$14,890	$25,818	$14,822
08/31/23	$14,374	$25,407	$14,361
09/30/23	$13,388	$24,196	$13,384
10/31/23	$12,778	$23,687	$12,800
11/30/23	$14,186	$25,850	$14,151
12/31/23	$15,569	$27,025	$15,555
01/31/24	$14,945	$27,479	$14,910
02/29/24	$15,217	$28,946	$15,212
03/31/24	$15,489	$29,878	$15,525
04/30/24	$14,434	$28,657	$14,436
05/31/24	$15,153	$30,078	$15,099
06/30/24	$15,569	$31,157	$15,535
07/31/24	$16,576	$31,537	$16,502
08/31/24	$17,680	$32,302	$17,559
09/30/24	$18,199	$32,992	$18,034
10/31/24	$17,745	$32,692	$17,510
11/30/24	$18,508	$34,611	$18,262
12/31/24	$17,198	$33,786	$16,914
01/31/25	$17,296	$34,727	$17,090
02/28/25	$17,865	$34,274	$17,708
03/31/25	$17,247	$32,343	$17,068
04/30/25	$16,856	$32,124	$16,611
05/31/25	$17,182	$34,146	$16,963
06/30/25	$17,052	$35,882	$16,871
07/31/25	$16,938	$36,687	$16,742
08/31/25	$17,654	$37,431	$17,481
09/30/25	$17,784	$38,797	$17,676
10/31/25	$17,572	$39,706	$17,390
11/30/25	$17,946	$39,803	$17,812
12/31/25	$17,535	$39,827	$17,401

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSRSX	1.96%	6.36%	5.78%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT Equity REITs Index	2.88%	6.63%	5.70%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$18,894,878
  Number of Portfolio Holdings55
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$170,414

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Specialized REITs	24.1%
Health Care REITs	22.2%
Retail REITs	19.1%
Residential REITs	14.3%
Industrial REITs	11.4%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	0.7%

Top Ten Holdings

Holdings	%
Welltower, Inc.	9.7%
Prologis, Inc.	7.6%
Equinix, Inc.	7.0%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSRSX

State Street S&P 500 Index V.I.S. Fund

Class 1: SSSPX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.31%

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 navigated a highly event‑driven and policy‑sensitive environment, yet ultimately delivered strong full‑year gains of nearly 18%, supported by resilient earnings growth, improving macroeconomic visibility, and powerful thematic tailwinds including Artificial Intelligence ("A.I.") and expectations of monetary easing. Earnings grew every quarter, with Q4 marking the 10th consecutive quarter of expansion; forward P/E multiples remained elevated (≈22x) relative to historical averages. Shifting expectations toward the U.S. Federal Reserve cuts - realized via three cuts by year‑end - boosted valuations and supported rate‑sensitive sectors. Technology and A.I.‑linked industries were consistent upside contributors, particularly in Q3 and Q4. The strongest contributing sectors to the Fund's performance were information technology, telecommunication services, and financials. The weakest contributors were real estate, energy and consumer staples.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSPX	S&P 500® Index
12/31/15	$10,000	$10,000
01/31/16	$9,499	$9,504
02/29/16	$9,488	$9,491
03/31/16	$10,130	$10,135
04/30/16	$10,163	$10,174
05/31/16	$10,343	$10,357
06/30/16	$10,365	$10,384
07/31/16	$10,747	$10,766
08/31/16	$10,758	$10,782
09/30/16	$10,755	$10,784
10/31/16	$10,559	$10,587
11/30/16	$10,949	$10,979
12/31/16	$11,161	$11,196
01/31/17	$11,372	$11,408
02/28/17	$11,821	$11,861
03/31/17	$11,833	$11,875
04/30/17	$11,953	$11,997
05/31/17	$12,116	$12,166
06/30/17	$12,189	$12,242
07/31/17	$12,435	$12,494
08/31/17	$12,470	$12,532
09/30/17	$12,724	$12,790
10/31/17	$13,016	$13,089
11/30/17	$13,413	$13,490
12/31/17	$13,561	$13,640
01/31/18	$14,333	$14,421
02/28/18	$13,801	$13,890
03/31/18	$13,448	$13,537
04/30/18	$13,494	$13,589
05/31/18	$13,814	$13,916
06/30/18	$13,897	$14,002
07/31/18	$14,407	$14,523
08/31/18	$14,875	$14,996
09/30/18	$14,955	$15,081
10/31/18	$13,924	$14,050
11/30/18	$14,210	$14,337
12/31/18	$12,920	$13,042
01/31/19	$13,950	$14,087
02/28/19	$14,394	$14,540
03/31/19	$14,672	$14,822
04/30/19	$15,261	$15,422
05/31/19	$14,285	$14,442
06/30/19	$15,288	$15,460
07/31/19	$15,505	$15,682
08/31/19	$15,254	$15,434
09/30/19	$15,539	$15,723
10/31/19	$15,868	$16,063
11/30/19	$16,440	$16,646
12/31/19	$16,931	$17,149
01/31/20	$16,920	$17,142
02/29/20	$15,521	$15,731
03/31/20	$13,582	$13,788
04/30/20	$15,322	$15,555
05/31/20	$16,048	$16,296
06/30/20	$16,364	$16,620
07/31/20	$17,283	$17,558
08/31/20	$18,522	$18,820
09/30/20	$17,810	$18,105
10/31/20	$17,334	$17,623
11/30/20	$19,226	$19,552
12/31/20	$19,965	$20,304
01/31/21	$19,761	$20,099
02/28/21	$20,301	$20,653
03/31/21	$21,188	$21,558
04/30/21	$22,315	$22,708
05/31/21	$22,463	$22,867
06/30/21	$22,978	$23,401
07/31/21	$23,510	$23,956
08/31/21	$24,217	$24,685
09/30/21	$23,086	$23,537
10/31/21	$24,693	$25,186
11/30/21	$24,513	$25,011
12/31/21	$25,609	$26,132
01/31/22	$24,279	$24,780
02/28/22	$23,559	$24,038
03/31/22	$24,426	$24,931
04/30/22	$22,296	$22,757
05/31/22	$22,327	$22,798
06/30/22	$20,472	$20,916
07/31/22	$22,358	$22,845
08/31/22	$21,442	$21,913
09/30/22	$19,458	$19,895
10/31/22	$21,037	$21,506
11/30/22	$22,207	$22,708
12/31/22	$20,919	$21,399
01/31/23	$22,228	$22,744
02/28/23	$21,680	$22,189
03/31/23	$22,468	$23,004
04/30/23	$22,812	$23,363
05/31/23	$22,906	$23,464
06/30/23	$24,413	$25,015
07/31/23	$25,195	$25,818
08/31/23	$24,788	$25,407
09/30/23	$23,604	$24,196
10/31/23	$23,109	$23,687
11/30/23	$25,210	$25,850
12/31/23	$26,349	$27,025
01/31/24	$26,786	$27,479
02/29/24	$28,211	$28,946
03/31/24	$29,112	$29,878
04/30/24	$27,916	$28,657
05/31/24	$29,292	$30,078
06/30/24	$30,335	$31,157
07/31/24	$30,695	$31,537
08/31/24	$31,433	$32,302
09/30/24	$32,099	$32,992
10/31/24	$31,798	$32,692
11/30/24	$33,649	$34,611
12/31/24	$32,838	$33,786
01/31/25	$33,740	$34,727
02/28/25	$33,295	$34,274
03/31/25	$31,419	$32,343
04/30/25	$31,196	$32,124
05/31/25	$33,139	$34,146
06/30/25	$34,817	$35,882
07/31/25	$35,587	$36,687
08/31/25	$36,303	$37,431
09/30/25	$37,620	$38,797
10/31/25	$38,493	$39,706
11/30/25	$38,577	$39,803
12/31/25	$38,590	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSPX	17.52%	14.09%	14.46%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$202,470,706
  Number of Portfolio Holdings505
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$492,112

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.5%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSSPX

State Street Small-Cap Equity V.I.S. Fund

Class 1: SSSEX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$142	1.42%

How did the Fund perform last year and what affected its performance?

Champlain and Palisade were primary drivers of Fund's negative relative performance during the reporting period relative to the Index. All of the underlying managers had negative relative performance for the year versus the Index. Westfield, the dedicated growth manager for the Fund marginally underperformed for the year while Southern Sun and Kennedy also underperformed. The Fund’s lower beta/high quality profile was a largest detractor for the year relative to the Index. High quality stocks dramatically underperformed low quality stocks especially from April 2025 to the end of the year. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s relative performance during the reporting period were Advanced Energy Industries, Modine Manufacturing Co., and Celsius Holdings Inc.. The top negative relative contributors to the Fund’s performance during the reporting period were Vertex inc, Echostar Corp, and SM Energy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSEX	S&P 500® Index	Russell 2000® Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,254	$9,504	$9,121
02/29/16	$9,320	$9,491	$9,120
03/31/16	$10,123	$10,135	$9,848
04/30/16	$10,377	$10,174	$10,003
05/31/16	$10,574	$10,357	$10,228
06/30/16	$10,598	$10,384	$10,222
07/31/16	$11,156	$10,766	$10,832
08/31/16	$11,393	$10,782	$11,023
09/30/16	$11,393	$10,784	$11,146
10/31/16	$11,057	$10,587	$10,616
11/30/16	$12,115	$10,979	$11,800
12/31/16	$12,377	$11,196	$12,131
01/31/17	$12,471	$11,408	$12,179
02/28/17	$12,686	$11,861	$12,414
03/31/17	$12,712	$11,875	$12,430
04/30/17	$12,892	$11,997	$12,566
05/31/17	$12,712	$12,166	$12,311
06/30/17	$13,004	$12,242	$12,736
07/31/17	$13,099	$12,494	$12,831
08/31/17	$12,875	$12,532	$12,668
09/30/17	$13,597	$12,790	$13,458
10/31/17	$13,683	$13,089	$13,573
11/30/17	$13,958	$13,490	$13,964
12/31/17	$13,949	$13,640	$13,908
01/31/18	$14,300	$14,421	$14,271
02/28/18	$13,713	$13,890	$13,718
03/31/18	$13,836	$13,537	$13,896
04/30/18	$13,997	$13,589	$14,016
05/31/18	$14,811	$13,916	$14,867
06/30/18	$15,010	$14,002	$14,973
07/31/18	$15,266	$14,523	$15,234
08/31/18	$15,872	$14,996	$15,891
09/30/18	$15,663	$15,081	$15,509
10/31/18	$13,930	$14,050	$13,824
11/30/18	$14,252	$14,337	$14,044
12/31/18	$12,597	$13,042	$12,376
01/31/19	$13,986	$14,087	$13,768
02/28/19	$14,636	$14,540	$14,484
03/31/19	$14,390	$14,822	$14,181
04/30/19	$15,006	$15,422	$14,662
05/31/19	$13,796	$14,442	$13,522
06/30/19	$14,838	$15,460	$14,478
07/31/19	$14,883	$15,682	$14,561
08/31/19	$14,166	$15,434	$13,842
09/30/19	$14,659	$15,723	$14,130
10/31/19	$14,916	$16,063	$14,502
11/30/19	$15,544	$16,646	$15,099
12/31/19	$15,887	$17,149	$15,535
01/31/20	$15,223	$17,142	$15,037
02/29/20	$13,702	$15,731	$13,771
03/31/20	$10,889	$13,788	$10,779
04/30/20	$12,447	$15,555	$12,259
05/31/20	$13,243	$16,296	$13,057
06/30/20	$13,521	$16,620	$13,519
07/31/20	$14,209	$17,558	$13,893
08/31/20	$14,837	$18,820	$14,676
09/30/20	$14,137	$18,105	$14,185
10/31/20	$14,620	$17,623	$14,482
11/30/20	$16,901	$19,552	$17,152
12/31/20	$18,196	$20,304	$18,636
01/31/21	$18,618	$20,099	$19,573
02/28/21	$19,884	$20,653	$20,793
03/31/21	$20,517	$21,558	$21,002
04/30/21	$21,187	$22,708	$21,443
05/31/21	$21,212	$22,867	$21,487
06/30/21	$21,150	$23,401	$21,904
07/31/21	$21,075	$23,956	$21,113
08/31/21	$21,447	$24,685	$21,585
09/30/21	$20,703	$23,537	$20,949
10/31/21	$21,708	$25,186	$21,840
11/30/21	$21,025	$25,011	$20,930
12/31/21	$21,932	$26,132	$21,397
01/31/22	$20,184	$24,780	$19,337
02/28/22	$20,081	$24,038	$19,544
03/31/22	$20,095	$24,931	$19,787
04/30/22	$18,553	$22,757	$17,826
05/31/22	$18,671	$22,798	$17,853
06/30/22	$17,304	$20,916	$16,385
07/31/22	$18,964	$22,845	$18,095
08/31/22	$18,435	$21,913	$17,725
09/30/22	$16,893	$19,895	$16,026
10/31/22	$19,023	$21,506	$17,790
11/30/22	$19,684	$22,708	$18,206
12/31/22	$18,555	$21,399	$17,024
01/31/23	$20,239	$22,744	$18,684
02/28/23	$20,005	$22,189	$18,368
03/31/23	$19,163	$23,004	$17,491
04/30/23	$18,820	$23,363	$17,176
05/31/23	$18,415	$23,464	$17,017
06/30/23	$20,021	$25,015	$18,401
07/31/23	$20,894	$25,818	$19,526
08/31/23	$20,130	$25,407	$18,549
09/30/23	$18,945	$24,196	$17,457
10/31/23	$17,729	$23,687	$16,267
11/30/23	$18,992	$25,850	$17,739
12/31/23	$21,070	$27,025	$19,906
01/31/24	$20,372	$27,479	$19,132
02/29/24	$21,462	$28,946	$20,214
03/31/24	$22,126	$29,878	$20,938
04/30/24	$20,780	$28,657	$19,464
05/31/24	$21,649	$30,078	$20,440
06/30/24	$21,325	$31,157	$20,251
07/31/24	$22,824	$31,537	$22,309
08/31/24	$23,012	$32,302	$21,976
09/30/24	$23,182	$32,992	$22,129
10/31/24	$22,705	$32,692	$21,810
11/30/24	$25,056	$34,611	$24,202
12/31/24	$23,244	$33,786	$22,203
01/31/25	$24,096	$34,727	$22,785
02/28/25	$22,967	$34,274	$21,567
03/31/25	$21,281	$32,343	$20,099
04/30/25	$20,670	$32,124	$19,634
05/31/25	$21,874	$34,146	$20,683
06/30/25	$22,504	$35,882	$21,807
07/31/25	$22,652	$36,687	$22,185
08/31/25	$23,763	$37,431	$23,770
09/30/25	$23,393	$38,797	$24,510
10/31/25	$23,059	$39,706	$24,953
11/30/25	$23,282	$39,803	$25,193
12/31/25	$23,187	$39,827	$25,047

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSEX	(0.25%)	4.97%	8.77%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$22,060,110
  Number of Portfolio Holdings326
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$218,328

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	10.1%
Machinery	7.3%
Software	7.2%
Building Products	4.9%
Electronic Equipment, Instruments & Components	4.7%
Commercial Services & Supplies	4.3%
Health Care Equipment & Supplies	3.9%
Specialty Retail	3.3%
Life Sciences Tools & Services	3.2%
Chemicals	3.0%

Top Ten Holdings

Holdings	%
MSA Safety, Inc.	1.4%
Brink's Co.	1.2%
Modine Manufacturing Co.	1.2%
Enerpac Tool Group Corp.	1.2%
Repligen Corp.	1.2%
CSW Industrials, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.0%
Mueller Industries, Inc.	1.0%
Darling Ingredients, Inc.	1.0%
IDACORP, Inc.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSSEX

State Street Total Return V.I.S. Fund

Class 1: SSTIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$65	0.60%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s absolute performance during the reporting period were its positions across the global equity asset class. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Developed ex U.S. equity, and Emerging Market Equity. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSTIX	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/15	$10,000	$10,000	$10,000	$10,000
01/31/16	$9,700	$9,504	$10,138	$9,320
02/29/16	$9,672	$9,491	$10,210	$9,213
03/31/16	$10,142	$10,135	$10,303	$9,962
04/30/16	$10,232	$10,174	$10,343	$10,225
05/31/16	$10,255	$10,357	$10,345	$10,052
06/30/16	$10,300	$10,384	$10,531	$9,898
07/31/16	$10,566	$10,766	$10,598	$10,388
08/31/16	$10,589	$10,782	$10,586	$10,453
09/30/16	$10,623	$10,784	$10,580	$10,582
10/31/16	$10,476	$10,587	$10,499	$10,430
11/30/16	$10,487	$10,979	$10,250	$10,189
12/31/16	$10,635	$11,196	$10,265	$10,450
01/31/17	$10,811	$11,408	$10,285	$10,820
02/28/17	$11,040	$11,861	$10,354	$10,992
03/31/17	$11,105	$11,875	$10,349	$11,271
04/30/17	$11,240	$11,997	$10,428	$11,512
05/31/17	$11,417	$12,166	$10,509	$11,886
06/30/17	$11,452	$12,242	$10,498	$11,923
07/31/17	$11,664	$12,494	$10,543	$12,362
08/31/17	$11,711	$12,532	$10,638	$12,427
09/30/17	$11,852	$12,790	$10,587	$12,657
10/31/17	$12,005	$13,089	$10,593	$12,896
11/30/17	$12,164	$13,490	$10,580	$13,000
12/31/17	$12,291	$13,640	$10,628	$13,291
01/31/18	$12,680	$14,421	$10,506	$14,031
02/28/18	$12,273	$13,890	$10,406	$13,370
03/31/18	$12,156	$13,537	$10,473	$13,134
04/30/18	$12,174	$13,589	$10,395	$13,343
05/31/18	$12,242	$13,916	$10,469	$13,035
06/30/18	$12,199	$14,002	$10,456	$12,790
07/31/18	$12,451	$14,523	$10,459	$13,096
08/31/18	$12,593	$14,996	$10,526	$12,822
09/30/18	$12,556	$15,081	$10,458	$12,881
10/31/18	$11,946	$14,050	$10,376	$11,833
11/30/18	$12,026	$14,337	$10,438	$11,945
12/31/18	$11,512	$13,042	$10,629	$11,404
01/31/19	$12,118	$14,087	$10,742	$12,266
02/28/19	$12,298	$14,540	$10,736	$12,506
03/31/19	$12,420	$14,822	$10,942	$12,580
04/30/19	$12,609	$15,422	$10,945	$12,912
05/31/19	$12,265	$14,442	$11,139	$12,219
06/30/19	$12,773	$15,460	$11,279	$12,955
07/31/19	$12,781	$15,682	$11,304	$12,798
08/31/19	$12,715	$15,434	$11,597	$12,403
09/30/19	$12,854	$15,723	$11,535	$12,722
10/31/19	$13,010	$16,063	$11,570	$13,166
11/30/19	$13,133	$16,646	$11,564	$13,282
12/31/19	$13,332	$17,149	$11,556	$13,857
01/31/20	$13,214	$17,142	$11,778	$13,485
02/29/20	$12,544	$15,731	$11,990	$12,419
03/31/20	$11,069	$13,788	$11,920	$10,621
04/30/20	$11,790	$15,555	$12,132	$11,426
05/31/20	$12,133	$16,296	$12,188	$11,800
06/30/20	$12,360	$16,620	$12,265	$12,333
07/31/20	$12,888	$17,558	$12,448	$12,883
08/31/20	$13,189	$18,820	$12,348	$13,434
09/30/20	$12,988	$18,105	$12,341	$13,104
10/31/20	$12,846	$17,623	$12,286	$12,822
11/30/20	$13,834	$19,552	$12,406	$14,547
12/31/20	$14,191	$20,304	$12,423	$15,333
01/31/21	$14,285	$20,099	$12,334	$15,367
02/28/21	$14,413	$20,653	$12,156	$15,671
03/31/21	$14,779	$21,558	$12,005	$15,869
04/30/21	$15,257	$22,708	$12,099	$16,336
05/31/21	$15,454	$22,867	$12,139	$16,847
06/30/21	$15,650	$23,401	$12,224	$16,738
07/31/21	$15,735	$23,956	$12,361	$16,462
08/31/21	$15,966	$24,685	$12,337	$16,775
09/30/21	$15,488	$23,537	$12,230	$16,238
10/31/21	$16,034	$25,186	$12,227	$16,626
11/30/21	$15,710	$25,011	$12,263	$15,877
12/31/21	$16,099	$26,132	$12,232	$16,533
01/31/22	$15,468	$24,780	$11,968	$15,924
02/28/22	$15,217	$24,038	$11,835	$15,609
03/31/22	$15,247	$24,931	$11,506	$15,634
04/30/22	$14,245	$22,757	$11,069	$14,652
05/31/22	$14,285	$22,798	$11,141	$14,757
06/30/22	$13,423	$20,916	$10,966	$13,488
07/31/22	$14,064	$22,845	$11,234	$13,949
08/31/22	$13,563	$21,913	$10,917	$13,501
09/30/22	$12,591	$19,895	$10,445	$12,152
10/31/22	$13,062	$21,506	$10,310	$12,515
11/30/22	$13,844	$22,708	$10,689	$13,992
12/31/22	$13,442	$21,399	$10,641	$13,887
01/31/23	$14,255	$22,744	$10,968	$15,014
02/28/23	$13,822	$22,189	$10,684	$14,487
03/31/23	$14,152	$23,004	$10,956	$14,841
04/30/23	$14,296	$23,363	$11,022	$15,099
05/31/23	$14,080	$23,464	$10,902	$14,550
06/30/23	$14,656	$25,015	$10,863	$15,203
07/31/23	$15,047	$25,818	$10,856	$15,821
08/31/23	$14,697	$25,407	$10,786	$15,106
09/30/23	$14,162	$24,196	$10,512	$14,629
10/31/23	$13,812	$23,687	$10,346	$14,025
11/30/23	$14,790	$25,850	$10,815	$15,288
12/31/23	$15,523	$27,025	$11,229	$16,056
01/31/24	$15,460	$27,479	$11,198	$15,897
02/29/24	$15,902	$28,946	$11,040	$16,299
03/31/24	$16,302	$29,878	$11,142	$16,808
04/30/24	$15,818	$28,657	$10,860	$16,507
05/31/24	$16,344	$30,078	$11,044	$16,986
06/30/24	$16,533	$31,157	$11,149	$16,970
07/31/24	$16,923	$31,537	$11,409	$17,363
08/31/24	$17,165	$32,302	$11,573	$17,857
09/30/24	$17,544	$32,992	$11,728	$18,338
10/31/24	$17,175	$32,692	$11,437	$17,438
11/30/24	$17,701	$34,611	$11,558	$17,280
12/31/24	$17,279	$33,786	$11,369	$16,945
01/31/25	$17,676	$34,727	$11,430	$17,627
02/28/25	$17,765	$34,274	$11,681	$17,872
03/31/25	$17,445	$32,343	$11,685	$17,831
04/30/25	$17,433	$32,124	$11,731	$18,475
05/31/25	$17,919	$34,146	$11,647	$19,322
06/30/25	$18,493	$35,882	$11,826	$19,977
07/31/25	$18,603	$36,687	$11,795	$19,920
08/31/25	$19,066	$37,431	$11,936	$20,611
09/30/25	$19,574	$38,797	$12,067	$21,354
10/31/25	$19,894	$39,706	$12,142	$21,785
11/30/25	$19,927	$39,803	$12,217	$21,780
12/31/25	$20,019	$39,827	$12,199	$22,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSTIX	15.86%	7.12%	7.19%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
MSCI All Country World Index ex-USA	32.39%	7.91%	8.41%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,068,761,268
  Number of Portfolio Holdings4,797
  Portfolio Turnover Rate95%
  Total Advisory Fees Paid$3,698,871

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Common Stocks	67.8%
Mutual Funds and Exchange Traded Products	27.7%
Short-Term Investments	4.2%
Preferred Stock	0.2%

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	12.1%
State Street SPDR Portfolio TIPS ETF	5.0%
State Street SPDR Portfolio Long Term Treasury ETF	4.5%
State Street SPDR Bloomberg High Yield Bond ETF	4.1%
NVIDIA Corp.	2.6%
Apple, Inc.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSTIX

State Street Total Return V.I.S. Fund

Class 3: SSTTX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$92	0.85%

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s absolute performance during the reporting period were its positions across the global equity asset class. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Developed ex U.S. equity, and Emerging Market Equity. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSTTX	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/15	$10,000	$10,000	$10,000	$10,000
01/31/16	$9,693	$9,504	$10,138	$9,320
02/29/16	$9,665	$9,491	$10,210	$9,213
03/31/16	$10,131	$10,135	$10,303	$9,962
04/30/16	$10,221	$10,174	$10,343	$10,225
05/31/16	$10,239	$10,357	$10,345	$10,052
06/30/16	$10,284	$10,384	$10,531	$9,898
07/31/16	$10,551	$10,766	$10,598	$10,388
08/31/16	$10,568	$10,782	$10,586	$10,453
09/30/16	$10,596	$10,784	$10,580	$10,582
10/31/16	$10,449	$10,587	$10,499	$10,430
11/30/16	$10,460	$10,979	$10,250	$10,189
12/31/16	$10,608	$11,196	$10,265	$10,450
01/31/17	$10,779	$11,408	$10,285	$10,820
02/28/17	$11,008	$11,861	$10,354	$10,992
03/31/17	$11,067	$11,875	$10,349	$11,271
04/30/17	$11,196	$11,997	$10,428	$11,512
05/31/17	$11,373	$12,166	$10,509	$11,886
06/30/17	$11,408	$12,242	$10,498	$11,923
07/31/17	$11,614	$12,494	$10,543	$12,362
08/31/17	$11,661	$12,532	$10,638	$12,427
09/30/17	$11,796	$12,790	$10,587	$12,657
10/31/17	$11,949	$13,089	$10,593	$12,896
11/30/17	$12,102	$13,490	$10,580	$13,000
12/31/17	$12,227	$13,640	$10,628	$13,291
01/31/18	$12,615	$14,421	$10,506	$14,031
02/28/18	$12,203	$13,890	$10,406	$13,370
03/31/18	$12,086	$13,537	$10,473	$13,134
04/30/18	$12,098	$13,589	$10,395	$13,343
05/31/18	$12,166	$13,916	$10,469	$13,035
06/30/18	$12,123	$14,002	$10,456	$12,790
07/31/18	$12,369	$14,523	$10,459	$13,096
08/31/18	$12,504	$14,996	$10,526	$12,822
09/30/18	$12,467	$15,081	$10,458	$12,881
10/31/18	$11,864	$14,050	$10,376	$11,833
11/30/18	$11,932	$14,337	$10,438	$11,945
12/31/18	$11,419	$13,042	$10,629	$11,404
01/31/19	$12,022	$14,087	$10,742	$12,266
02/28/19	$12,194	$14,540	$10,736	$12,506
03/31/19	$12,316	$14,822	$10,942	$12,580
04/30/19	$12,503	$15,422	$10,945	$12,912
05/31/19	$12,161	$14,442	$11,139	$12,219
06/30/19	$12,658	$15,460	$11,279	$12,955
07/31/19	$12,658	$15,682	$11,304	$12,798
08/31/19	$12,593	$15,434	$11,597	$12,403
09/30/19	$12,732	$15,723	$11,535	$12,722
10/31/19	$12,878	$16,063	$11,570	$13,166
11/30/19	$13,001	$16,646	$11,564	$13,282
12/31/19	$13,197	$17,149	$11,556	$13,857
01/31/20	$13,072	$17,142	$11,778	$13,485
02/29/20	$12,407	$15,731	$11,990	$12,419
03/31/20	$10,950	$13,788	$11,920	$10,621
04/30/20	$11,658	$15,555	$12,132	$11,426
05/31/20	$11,999	$16,296	$12,188	$11,800
06/30/20	$12,223	$16,620	$12,265	$12,333
07/31/20	$12,739	$17,558	$12,448	$12,883
08/31/20	$13,031	$18,820	$12,348	$13,434
09/30/20	$12,839	$18,105	$12,341	$13,104
10/31/20	$12,689	$17,623	$12,286	$12,822
11/30/20	$13,663	$19,552	$12,406	$14,547
12/31/20	$14,007	$20,304	$12,423	$15,333
01/31/21	$14,100	$20,099	$12,334	$15,367
02/28/21	$14,218	$20,653	$12,156	$15,671
03/31/21	$14,582	$21,558	$12,005	$15,869
04/30/21	$15,047	$22,708	$12,099	$16,336
05/31/21	$15,241	$22,867	$12,139	$16,847
06/30/21	$15,427	$23,401	$12,224	$16,738
07/31/21	$15,512	$23,956	$12,361	$16,462
08/31/21	$15,732	$24,685	$12,337	$16,775
09/30/21	$15,267	$23,537	$12,230	$16,238
10/31/21	$15,799	$25,186	$12,227	$16,626
11/30/21	$15,469	$25,011	$12,263	$15,877
12/31/21	$15,856	$26,132	$12,232	$16,533
01/31/22	$15,232	$24,780	$11,968	$15,924
02/28/22	$14,984	$24,038	$11,835	$15,609
03/31/22	$15,014	$24,931	$11,506	$15,634
04/30/22	$14,023	$22,757	$11,069	$14,652
05/31/22	$14,053	$22,798	$11,141	$14,757
06/30/22	$13,200	$20,916	$10,966	$13,488
07/31/22	$13,835	$22,845	$11,234	$13,949
08/31/22	$13,339	$21,913	$10,917	$13,501
09/30/22	$12,378	$19,895	$10,445	$12,152
10/31/22	$12,834	$21,506	$10,310	$12,515
11/30/22	$13,597	$22,708	$10,689	$13,992
12/31/22	$13,205	$21,399	$10,641	$13,887
01/31/23	$14,005	$22,744	$10,968	$15,014
02/28/23	$13,580	$22,189	$10,684	$14,487
03/31/23	$13,893	$23,004	$10,956	$14,841
04/30/23	$14,025	$23,363	$11,022	$15,099
05/31/23	$13,812	$23,464	$10,902	$14,550
06/30/23	$14,379	$25,015	$10,863	$15,203
07/31/23	$14,763	$25,818	$10,856	$15,821
08/31/23	$14,409	$25,407	$10,786	$15,106
09/30/23	$13,883	$24,196	$10,512	$14,629
10/31/23	$13,539	$23,687	$10,346	$14,025
11/30/23	$14,490	$25,850	$10,815	$15,288
12/31/23	$15,213	$27,025	$11,229	$16,056
01/31/24	$15,141	$27,479	$11,198	$15,897
02/29/24	$15,574	$28,946	$11,040	$16,299
03/31/24	$15,967	$29,878	$11,142	$16,808
04/30/24	$15,482	$28,657	$10,860	$16,507
05/31/24	$15,998	$30,078	$11,044	$16,986
06/30/24	$16,173	$31,157	$11,149	$16,970
07/31/24	$16,565	$31,537	$11,409	$17,363
08/31/24	$16,792	$32,302	$11,573	$17,857
09/30/24	$17,154	$32,992	$11,728	$18,338
10/31/24	$16,792	$32,692	$11,437	$17,438
11/30/24	$17,308	$34,611	$11,558	$17,280
12/31/24	$16,895	$33,786	$11,369	$16,945
01/31/25	$17,272	$34,727	$11,430	$17,627
02/28/25	$17,359	$34,274	$11,681	$17,872
03/31/25	$17,046	$32,343	$11,685	$17,831
04/30/25	$17,035	$32,124	$11,731	$18,475
05/31/25	$17,499	$34,146	$11,647	$19,322
06/30/25	$18,049	$35,882	$11,826	$19,977
07/31/25	$18,157	$36,687	$11,795	$19,920
08/31/25	$18,609	$37,431	$11,936	$20,611
09/30/25	$19,105	$38,797	$12,067	$21,354
10/31/25	$19,407	$39,706	$12,142	$21,785
11/30/25	$19,440	$39,803	$12,217	$21,780
12/31/25	$19,511	$39,827	$12,199	$22,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSTTX	15.48%	6.85%	6.91%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
MSCI All Country World Index ex-USA	32.39%	7.91%	8.41%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,068,761,268
  Number of Portfolio Holdings4,797
  Portfolio Turnover Rate95%
  Total Advisory Fees Paid$3,698,871

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Common Stocks	67.8%
Mutual Funds and Exchange Traded Products	27.7%
Short-Term Investments	4.2%
Preferred Stock	0.2%

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	12.1%
State Street SPDR Portfolio TIPS ETF	5.0%
State Street SPDR Portfolio Long Term Treasury ETF	4.5%
State Street SPDR Bloomberg High Yield Bond ETF	4.1%
NVIDIA Corp.	2.6%
Apple, Inc.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSTTX

State Street U.S. Equity V.I.S. Fund

Class 1: SSUSX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$102	0.94%

How did the Fund perform last year and what affected its performance?

The reporting period was marked by a new administration which came with policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, corporate earnings and (“A.I.”) investment were strong, supporting equity returns.

The Fund underperformed in a market backdrop of growth and momentum leadership, but notably quality stocks lagged. Stock selection in technology stocks detracted from relative returns. Within IT, positions in A.I. beneficiaries such as NVIDIA and Applied Materials delivered strong results. However, companies more exposed to the broader economy - such as On Semiconductor - or software names potentially disrupted by A.I. - such as Adobe - lagged. An underweight position in Micron Technologies, a supplier of memory chips boosted by A.I. demand, was the top detractor.

The Fund performed well in the mega-cap segment of the market. Only four of the top ten index names - led by Alphabet - outperformed in 2025, and the Fund was overweight each of them. Meanwhile, underperformers like Tesla were portfolio underweights. Alphabet benefitted from robust advertising spend and A.I. tailwinds.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSUSX	S&P 500® Index
12/31/15	$10,000	$10,000
01/31/16	$9,342	$9,504
02/29/16	$9,318	$9,491
03/31/16	$9,896	$10,135
04/30/16	$9,976	$10,174
05/31/16	$10,234	$10,357
06/30/16	$10,104	$10,384
07/31/16	$10,521	$10,766
08/31/16	$10,599	$10,782
09/30/16	$10,658	$10,784
10/31/16	$10,419	$10,587
11/30/16	$10,748	$10,979
12/31/16	$10,931	$11,196
01/31/17	$11,243	$11,408
02/28/17	$11,688	$11,861
03/31/17	$11,751	$11,875
04/30/17	$11,914	$11,997
05/31/17	$11,964	$12,166
06/30/17	$12,065	$12,242
07/31/17	$12,351	$12,494
08/31/17	$12,362	$12,532
09/30/17	$12,560	$12,790
10/31/17	$12,791	$13,089
11/30/17	$13,049	$13,490
12/31/17	$13,108	$13,640
01/31/18	$13,849	$14,421
02/28/18	$13,422	$13,890
03/31/18	$13,120	$13,537
04/30/18	$13,105	$13,589
05/31/18	$13,401	$13,916
06/30/18	$13,520	$14,002
07/31/18	$14,083	$14,523
08/31/18	$14,445	$14,996
09/30/18	$14,596	$15,081
10/31/18	$13,552	$14,050
11/30/18	$13,896	$14,337
12/31/18	$12,662	$13,042
01/31/19	$13,710	$14,087
02/28/19	$14,063	$14,540
03/31/19	$14,355	$14,822
04/30/19	$14,994	$15,422
05/31/19	$14,066	$14,442
06/30/19	$15,137	$15,460
07/31/19	$15,290	$15,682
08/31/19	$15,001	$15,434
09/30/19	$15,187	$15,723
10/31/19	$15,609	$16,063
11/30/19	$16,178	$16,646
12/31/19	$16,685	$17,149
01/31/20	$16,742	$17,142
02/29/20	$15,499	$15,731
03/31/20	$13,712	$13,788
04/30/20	$15,538	$15,555
05/31/20	$16,362	$16,296
06/30/20	$16,628	$16,620
07/31/20	$17,666	$17,558
08/31/20	$19,037	$18,820
09/30/20	$18,273	$18,105
10/31/20	$17,904	$17,623
11/30/20	$19,740	$19,552
12/31/20	$20,462	$20,304
01/31/21	$20,132	$20,099
02/28/21	$20,800	$20,653
03/31/21	$21,676	$21,558
04/30/21	$22,924	$22,708
05/31/21	$23,109	$22,867
06/30/21	$23,585	$23,401
07/31/21	$24,142	$23,956
08/31/21	$24,645	$24,685
09/30/21	$23,546	$23,537
10/31/21	$25,086	$25,186
11/30/21	$24,656	$25,011
12/31/21	$25,679	$26,132
01/31/22	$24,643	$24,780
02/28/22	$23,753	$24,038
03/31/22	$24,294	$24,931
04/30/22	$22,196	$22,757
05/31/22	$22,232	$22,798
06/30/22	$20,461	$20,916
07/31/22	$22,400	$22,845
08/31/22	$21,469	$21,913
09/30/22	$19,453	$19,895
10/31/22	$20,843	$21,506
11/30/22	$22,028	$22,708
12/31/22	$20,822	$21,399
01/31/23	$22,237	$22,744
02/28/23	$21,568	$22,189
03/31/23	$22,197	$23,004
04/30/23	$22,636	$23,363
05/31/23	$22,963	$23,464
06/30/23	$24,388	$25,015
07/31/23	$25,134	$25,818
08/31/23	$24,858	$25,407
09/30/23	$23,653	$24,196
10/31/23	$23,346	$23,687
11/30/23	$25,492	$25,850
12/31/23	$26,634	$27,025
01/31/24	$27,244	$27,479
02/29/24	$29,005	$28,946
03/31/24	$29,918	$29,878
04/30/24	$28,680	$28,657
05/31/24	$30,017	$30,078
06/30/24	$31,189	$31,157
07/31/24	$31,503	$31,537
08/31/24	$32,256	$32,302
09/30/24	$32,752	$32,992
10/31/24	$32,372	$32,692
11/30/24	$34,001	$34,611
12/31/24	$33,171	$33,786
01/31/25	$33,953	$34,727
02/28/25	$33,219	$34,274
03/31/25	$31,319	$32,343
04/30/25	$31,121	$32,124
05/31/25	$33,082	$34,146
06/30/25	$34,872	$35,882
07/31/25	$36,038	$36,687
08/31/25	$36,572	$37,431
09/30/25	$37,546	$38,797
10/31/25	$38,671	$39,706
11/30/25	$38,740	$39,803
12/31/25	$38,631	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSUSX	16.46%	13.55%	14.47%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$19,629,171
  Number of Portfolio Holdings97
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$108,918

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	15.9%
Software	11.8%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.6%
Capital Markets	4.4%
Financial Services	3.9%
Banks	3.7%
Pharmaceuticals	3.7%
Machinery	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.1%
Microsoft Corp.	7.1%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.3%
Visa, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSUSX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by EY in connection with the Company’s statutory and regulatory filings and engagements were $204,475 and $220,958, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $68,843. For the fiscal year ended December 31, 2024 , the aggregated tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $13,407.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by EY for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $37,900,000 and $36,700,000, respectively.

(h)

EY notified the Company’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
State Street V.I.S. Funds
State Street Income V.I.S. Fund
State Street Premier Growth Equity V.I.S. Fund
State Street Real Estate Securities V.I.S. Fund
State Street Small-Cap Equity V.I.S. Fund
State Street S&P 500 Index V.I.S. Fund
State Street Total Return V.I.S. Fund
State Street U.S. Equity V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Annual Financial Statements and Other Information
December 31, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Funds available for investments thereunder.

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State Street Income V.I.S. Fund
Schedule of Investments — December 31, 2025
	Principal Amount	Fair Value
Bonds and Notes - 98.0% †
U.S. Treasuries - 31.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$67,000	$44,136
3.00%, 08/15/48 (a)	241,000	178,754
4.13%, 08/15/53 (a)	223,000	197,773
4.38%, 08/15/43 (a)	43,000	41,126
4.75%, 08/15/55 (a)	93,000	91,634
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	163,898	165,579
1.88%, 07/15/34 (a)	242,796	243,896
U.S. Treasury Notes
3.50%, 10/31/27 (a)	270,000	270,074
3.88%, 04/30/30 - 08/15/33 (a)	452,000	449,930
4.25%, 11/15/34 - 08/15/35 (a)	821,000	829,491
		2,512,393
Agency Mortgage Backed - 28.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	241,920	219,917
4.50%, 06/01/33 - 02/01/35 (a)	627	633
5.00%, 07/01/35 (a)	10,741	10,993
5.50%, 01/01/38 (a)	8,585	8,951
6.00%, 04/01/29 - 11/01/37 (a)	28,599	30,003
6.50%, 02/01/29 (a)	7	7
6.93%, 06/01/26 (a)(b)	60,000	60,764
7.00%, 12/01/29 - 08/01/36 (a)	7,086	7,616
7.50%, 01/01/30 - 09/01/33 (a)	966	992
8.00%, 11/01/30 (a)	1,469	1,512
8.50%, 04/01/30 (a)	1,178	1,263
Federal National Mortgage Association
2.50%, 03/01/51 (a)	198,654	168,105
3.00%, 03/01/50 (a)	43,424	38,962
3.50%, 08/01/45 - 01/01/48 (a)	82,441	77,697
4.00%, 01/01/41 - 01/01/50 (a)	120,733	117,087
4.50%, 07/01/33 - 12/01/48 (a)	48,642	48,433
5.00%, 03/01/34 - 08/01/35 (a)	9,840	10,054
	Principal Amount	Fair Value
5.50%, 12/01/32 - 01/01/39 (a)	$40,453	$42,010
6.00%, 02/01/33 - 07/01/35 (a)	42,997	45,083
6.50%, 01/01/29 - 08/01/34 (a)	5,490	5,819
7.00%, 10/01/32 - 12/01/33 (a)	1,496	1,592
7.50%, 12/01/26 - 03/01/33 (a)	2,610	2,689
8.00%, 09/01/30 - 10/01/31 (a)	315	318
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(c)	227	230
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	194,901	179,424
3.50%, 08/20/48 (a)	34,384	32,013
4.00%, 01/20/41 - 04/20/43 (a)	33,850	32,964
4.50%, 08/15/33 - 03/20/41 (a)	23,761	23,867
6.00%, 04/15/27 - 04/15/34 (a)	26,277	27,402
6.50%, 08/15/32 - 08/15/34 (a)	9,980	10,414
7.00%, 01/15/28 - 10/15/36 (a)	4,384	4,464
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.93%, 05/20/64 (a)(c)(d)	118,478	4,470
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55 (e)	297,305	240,435
2.50%, 01/01/55 (e)	322,009	272,373
3.00%, 01/01/56 (e)	88,270	78,068
3.50%, 01/01/56 (e)	81,111	74,976
6.00%, 01/01/55 (e)	418,280	429,352
		2,310,952
Agency Collateralized Mortgage Obligations - 1.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	52,476
4.05%, 09/25/28 (a)(c)	31,000	31,148

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	$4,040	$482
7.50%, 07/15/27 (a)(d)	80	3
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	16	15
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(c)(d)	193,321	13,226
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(f)	3,970	3,333
4.50%, 08/25/35 - 01/25/36 (a)(d)	4,256	516
5.00%, 03/25/38 - 05/25/38 (a)(d)	2,868	439
5.50%, 12/25/33 (a)(d)	1,246	182
6.00%, 01/25/35 (a)(d)	2,208	337
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (a)(c)(d)	9,434	274
5.00%, 09/25/40 (a)(d)	1,169	110
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.01%, 07/25/38 (a)(c)(d)	1,783	145
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.56%, 11/25/41 (a)(c)(d)	82,757	9,335
		112,021
Corporate Notes - 22.9%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	3,000	2,990
Abbott Laboratories
3.75%, 11/30/26 (a)	2,000	2,000
4.90%, 11/30/46 (a)	3,000	2,825
AbbVie, Inc.
3.20%, 11/21/29 (a)	3,000	2,910
4.40%, 11/06/42 (a)	2,000	1,784
4.63%, 10/01/42 (a)	2,000	1,824
4.88%, 11/14/48 (a)	3,000	2,734
5.05%, 03/15/34 (a)	2,000	2,055
5.40%, 03/15/54 (a)	3,000	2,919
5.50%, 03/15/64 (a)	3,000	2,917
	Principal Amount	Fair Value
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	$3,000	$2,538
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,030
5.70%, 05/15/34 (a)	4,000	4,174
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,922
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	3,000
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,456
2.95%, 03/15/34 (a)	3,000	2,569
3.55%, 03/15/52 (a)	3,000	2,037
4.70%, 07/01/30 (a)	3,000	3,016
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,649
Allstate Corp. (7.05% fixed rate until 01/30/26; 3.20% + 3 mo. Term SOFR thereafter)
7.05%, 08/15/53 (a)(c)	6,000	6,003
Alphabet, Inc.
4.10%, 11/15/30 (a)	5,000	5,017
4.50%, 05/15/35 (a)	3,000	2,983
Altria Group, Inc.
3.40%, 02/04/41 (a)	2,000	1,546
4.00%, 02/04/61 (a)	2,000	1,445
4.25%, 08/09/42 (a)	2,000	1,668
4.45%, 05/06/50 (a)	3,000	2,402
4.50%, 05/02/43 (a)	3,000	2,563
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,802
2.50%, 06/03/50 (a)	3,000	1,798
2.70%, 06/03/60 (a)	3,000	1,701
2.88%, 05/12/41 (a)	2,000	1,517
3.15%, 08/22/27 (a)	2,000	1,986
3.25%, 05/12/61 (a)	3,000	1,918
4.05%, 08/22/47 (a)	3,000	2,465
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,997
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,773
3.25%, 03/01/50 (a)	3,000	2,002
American Honda Finance Corp.
5.85%, 10/04/30 (a)	8,000	8,494
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,897

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
2.90%, 01/15/30 (a)	$2,000	$1,900
3.70%, 10/15/49 (a)	3,000	2,228
3.80%, 08/15/29 (a)	2,000	1,969
American Water Capital Corp.
2.95%, 09/01/27 (a)	5,000	4,927
5.45%, 03/01/54 (a)	5,000	4,861
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	3,000	2,929
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,866
3.00%, 01/15/52 (a)	2,000	1,291
3.15%, 02/21/40 (a)	3,000	2,366
5.60%, 03/02/43 (a)	3,000	3,017
5.65%, 03/02/53 (a)	3,000	2,943
5.75%, 03/02/63 (a)	3,000	2,930
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,932
4.90%, 02/01/46 (a)	6,000	5,555
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49 (a)	2,000	1,998
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,247
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	3,000	3,151
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	2,000	1,856
Apple, Inc.
2.65%, 02/08/51 (a)	2,000	1,239
2.80%, 02/08/61 (a)	2,000	1,173
3.45%, 02/09/45 (a)	2,000	1,554
4.85%, 05/10/53 (a)	2,000	1,890
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,720
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,442
ArcelorMittal SA
4.55%, 03/11/26 (a)	6,000	6,003
6.00%, 06/17/34 (a)	3,000	3,228
6.80%, 11/29/32 (a)	2,000	2,240
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,982
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,867
	Principal Amount	Fair Value
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	$3,000	$2,095
Ascension Health
4.85%, 11/15/53 (a)	6,000	5,412
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,865
5.00%, 02/26/34 (a)	2,000	2,069
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,022
4.00%, 01/17/29 (a)	3,000	3,007
4.38%, 08/17/48 (a)	2,000	1,741
AT&T, Inc.
2.75%, 06/01/31 (a)	5,000	4,593
4.35%, 03/01/29 (a)	2,000	2,010
4.50%, 05/15/35 (a)	3,000	2,882
4.55%, 03/09/49 (a)	2,000	1,656
4.75%, 05/15/46 (a)	2,000	1,734
5.40%, 02/15/34 (a)	2,000	2,074
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,998
6.15%, 04/03/30 (a)	3,000	3,183
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,242
AutoNation, Inc.
5.89%, 03/15/35 (a)	3,000	3,108
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	2,000	1,993
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,973
4.18%, 11/25/27 (a)	2,000	2,003
4.25%, 10/22/26 (a)	2,000	2,003
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,861
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,991
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	3,000	3,094
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,083

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Bank of Nova Scotia (6.82% fixed rate until 04/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.82%, 04/12/26 (a)(c)	$5,000	$4,975
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,843
4.39%, 08/15/37 (a)	3,000	2,760
4.54%, 08/15/47 (a)	2,000	1,661
4.63%, 03/22/33 (a)	5,000	4,966
5.83%, 02/20/31 (a)	3,000	3,183
Baxter International, Inc.
1.92%, 02/01/27 (a)	2,000	1,952
4.90%, 12/15/30 (a)	4,000	4,027
5.65%, 12/15/35 (a)	2,000	2,029
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	4,000	3,985
4.67%, 06/06/47 (a)	3,000	2,610
4.69%, 12/15/44 (a)	2,000	1,771
5.11%, 02/08/34 (a)	5,000	5,103
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,971
3.70%, 07/15/30 (a)	3,000	2,950
3.80%, 07/15/48 (a)	3,000	2,275
4.25%, 10/15/50 (a)	2,000	1,602
6.13%, 04/01/36 (a)	3,000	3,259
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,288
4.25%, 01/15/49 (a)	2,000	1,681
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	2,000	2,001
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	8,026
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,863
3.88%, 08/15/30 (a)	3,000	2,889
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,025
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,971
2.95%, 02/01/30 (a)	2,000	1,895
3.25%, 03/01/28 (a)	3,000	2,944
3.75%, 02/01/50 (a)	2,000	1,456
5.04%, 05/01/27 (a)	3,000	3,031
5.15%, 05/01/30 (a)	3,000	3,083
5.81%, 05/01/50 (a)	2,000	1,970
Boston Properties LP
3.40%, 06/21/29 (a)	3,000	2,904
	Principal Amount	Fair Value
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	$3,000	$1,959
3.38%, 02/08/61 (a)	3,000	1,962
4.81%, 02/13/33 (a)	3,000	3,042
5.23%, 11/17/34 (a)	7,000	7,227
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	4,000	3,975
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,772
2.35%, 11/13/40 (a)	2,000	1,424
4.13%, 06/15/39 (a)	3,000	2,726
4.25%, 10/26/49 (a)	3,000	2,451
4.55%, 02/20/48 (a)	2,000	1,730
5.20%, 02/22/34 (a)	3,000	3,120
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	2,000	1,919
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,586
3.42%, 04/15/33 (a)	3,000	2,777
3.47%, 04/15/34 (a)	2,000	1,827
4.15%, 11/15/30 (a)	2,000	1,992
4.30%, 11/15/32 (a)	2,000	1,972
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,800
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,991
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,639
4.55%, 09/01/44 (a)	3,000	2,667
Campbell's Co.
5.40%, 03/21/34 (a)	3,000	3,056
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,992
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,942
3.50%, 05/01/50 (a)	3,000	2,165
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,618
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,826
CBRE Services, Inc.
4.90%, 01/15/33 (a)	10,000	10,047

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Centene Corp.
2.45%, 07/15/28 (a)	$4,000	$3,744
Charles Schwab Corp.
2.45%, 03/03/27 (a)	9,000	8,865
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	5,000	4,669
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	5,000	5,190
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,270
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,422
3.70%, 04/01/51 (a)	2,000	1,260
4.80%, 03/01/50 (a)	3,000	2,256
6.55%, 06/01/34 (a)	5,000	5,262
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	3,000	3,114
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	2,005
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,744
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,665
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,786
3.40%, 03/01/27 (a)	5,000	4,968
4.38%, 10/15/28 (a)	3,000	3,027
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	2,000	1,918
5.35%, 02/26/64 (a)	2,000	1,896
5.90%, 02/15/39 (a)	3,000	3,230
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	3,019
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	3,000	2,857
	Principal Amount	Fair Value
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	$3,000	$2,652
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	2,000	1,988
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,802
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	2,002
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,787
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,859
2.75%, 06/01/60 (a)	3,000	1,759
Comcast Corp.
3.20%, 07/15/36 (a)	3,000	2,557
3.25%, 11/01/39 (a)	3,000	2,344
3.97%, 11/01/47 (a)	3,000	2,246
5.17%, 01/15/37 (a)(g)	3,000	2,959
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,867
ConocoPhillips Co.
5.55%, 03/15/54 (a)	3,000	2,893
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,906
3.88%, 06/15/47 (a)	2,000	1,552
3.95%, 04/01/50 (a)	3,000	2,338
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,928
4.50%, 05/09/47 (a)	2,000	1,674
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,273
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	3,000	2,617
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,800
2.25%, 03/15/26 (a)	3,000	2,987
2.75%, 04/15/31 (a)	5,000	4,563
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,000	5,697
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	5,000	5,156
5.90%, 02/15/55 (a)	3,000	2,884
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	30,676

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Crown Castle, Inc.
2.90%, 03/15/27 (a)	$3,000	$2,957
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	2,000	1,967
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	5,000	4,230
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	3,008
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,986
3.63%, 04/01/27 (a)	3,000	2,984
3.75%, 04/01/30 (a)	3,000	2,928
4.78%, 03/25/38 (a)	3,000	2,833
5.13%, 07/20/45 (a)	2,000	1,808
5.30%, 12/05/43 (a)	2,000	1,863
6.05%, 06/01/54 (a)	2,000	1,994
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(c)	3,000	3,134
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(c)	2,000	2,098
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,895
3.25%, 11/15/39 (a)	3,000	2,460
3.40%, 11/15/49 (a)	3,000	2,160
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,869
4.40%, 03/24/51 (a)	3,000	2,407
5.40%, 04/18/34 (a)	3,000	3,072
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	4,000	2,924
Digital Realty Trust LP
3.60%, 07/01/29 (a)	2,000	1,960
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,965
5.00%, 09/20/37 (a)	3,000	2,402
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,934
4.13%, 04/03/50 (a)	2,000	1,574
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	2,000	1,929
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,867
	Principal Amount	Fair Value
Dow Chemical Co.
2.10%, 11/15/30 (a)	$3,000	$2,657
4.25%, 10/01/34 (a)	3,000	2,740
5.15%, 02/15/34 (a)	3,000	2,981
6.30%, 03/15/33 (a)	3,000	3,180
DR Horton, Inc.
5.50%, 10/15/35 (a)	3,000	3,122
DTE Energy Co.
2.85%, 10/01/26 (a)	4,000	3,965
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,378
Duke Energy Corp.
2.55%, 06/15/31 (a)	2,000	1,822
3.30%, 06/15/41 (a)	2,000	1,542
3.50%, 06/15/51 (a)	2,000	1,388
3.75%, 09/01/46 (a)	3,000	2,274
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	6,000	5,006
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	2,000	1,970
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,698
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,978
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,887
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,858
3.60%, 03/15/51 (a)	3,000	2,140
3.70%, 09/15/49 (a)	3,000	2,208
5.65%, 06/15/54 (a)	3,000	2,917
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,797
5.10%, 02/09/64 (a)	3,000	2,767
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,712
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,935
2.75%, 10/15/50 (a)	2,000	1,273
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,947
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	6,000	6,051
Energy Transfer LP
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,505
5.35%, 05/15/45 (a)	2,000	1,812

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
5.75%, 02/15/33 (a)	$3,000	$3,149
6.10%, 12/01/28 (a)	3,000	3,155
6.40%, 12/01/30 (a)	3,000	3,241
6.50%, 02/01/42 (a)	2,000	2,110
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	5,000	4,107
4.85%, 01/31/34 (a)	6,000	6,065
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,992
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	2,024
Equinix, Inc.
2.15%, 07/15/30 (a)	2,000	1,815
ERP Operating LP
4.50%, 07/01/44 (a)	5,000	4,448
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,905
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,129
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,973
4.45%, 04/15/46 (a)	3,000	2,521
4.70%, 04/15/50 (a)	2,000	1,713
5.60%, 03/15/53 (a)	3,000	2,909
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	10,000	10,060
Expedia Group, Inc.
5.40%, 02/15/35 (a)	3,000	3,079
Extra Space Storage LP
2.20%, 10/15/30 (a)	2,000	1,810
5.90%, 01/15/31 (a)	2,000	2,121
FedEx Corp.
4.10%, 02/01/45 (a)	2,000	1,583
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,383
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	2,000	1,703
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,910
4.40%, 07/01/49 (a)	3,000	2,356
Florida Power & Light Co.
4.13%, 02/01/42 (a)	3,000	2,612
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,684
	Principal Amount	Fair Value
Fox Corp.
6.50%, 10/13/33 (a)	$3,000	$3,309
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,976
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,997
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,941
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,696
5.40%, 04/01/48 (a)	2,000	1,818
6.80%, 10/01/27 (a)	3,000	3,122
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,999
2.35%, 01/08/31 (a)	2,000	1,797
5.25%, 03/01/26 (a)	5,000	5,004
5.85%, 04/06/30 (a)	6,000	6,305
6.10%, 01/07/34 (a)	5,000	5,298
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,654
Georgia Power Co.
5.25%, 03/15/34 (a)	8,000	8,263
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,478
3.65%, 03/01/26 (a)	2,000	1,998
4.15%, 03/01/47 (a)	3,000	2,490
4.60%, 09/01/35 (a)	3,000	2,967
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,942
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,999
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	3,000	2,687
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	3,000	2,347
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,988

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	$2,000	$1,798
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	2,004
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	3,000	2,972
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,788
Hartford Insurance Group, Inc. (6.24% fixed rate until 01/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.24%, 02/12/67 (a)(c)(g)	2,000	1,896
HCA, Inc.
3.13%, 03/15/27 (a)	3,000	2,969
3.38%, 03/15/29 (a)	3,000	2,923
3.50%, 09/01/30 (a)	3,000	2,886
3.63%, 03/15/32 (a)	3,000	2,834
4.63%, 03/15/52 (a)	2,000	1,632
5.60%, 04/01/34 (a)	3,000	3,129
5.75%, 03/01/35 (a)	3,000	3,149
6.00%, 04/01/54 (a)	2,000	1,991
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	3,000	2,722
3.20%, 06/01/50 (a)(g)	2,000	1,273
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,633
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,068
5.80%, 04/01/47 (a)	2,000	2,051
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,972
4.20%, 04/15/29 (a)	2,000	1,967
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,892
3.35%, 04/15/50 (a)	3,000	2,119
3.50%, 09/15/56 (a)	3,000	2,094
3.90%, 12/06/28 (a)	2,000	2,008
4.50%, 12/06/48 (a)	2,000	1,728
5.40%, 06/25/64 (a)	3,000	2,870
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,620
	Principal Amount	Fair Value
5.25%, 03/01/54 (a)	$4,000	$3,781
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,709
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,798
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(c)	3,000	3,128
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	8,000	8,267
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	1,996
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,178
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,508
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,754
2.45%, 11/15/29 (a)	2,000	1,866
2.80%, 08/12/41 (a)	3,000	2,094
3.10%, 02/15/60 (a)	3,000	1,684
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,706
2.65%, 09/15/40 (a)	2,000	1,486
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	2,954
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	2,000	1,888
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,465
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33 (a)	3,000	3,130
6.75%, 03/15/34 (a)	3,000	3,309
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	3,000	3,153
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	5,000	5,198
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,728

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(c)	$3,000	$2,832
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(c)	2,000	1,551
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,795
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(c)	7,000	5,582
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(c)	2,000	1,998
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,450
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(c)	2,000	2,017
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(c)	3,000	3,111
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(c)	7,000	7,323
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	2,041
5.05%, 03/22/53 (a)	2,000	1,825
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,766
5.00%, 03/01/43 (a)	2,000	1,821
6.38%, 03/01/41 (a)	3,000	3,206
	Principal Amount	Fair Value
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	$3,000	$2,946
5.20%, 06/01/33 (a)	3,000	3,087
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,091
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,834
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,998
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	3,000	3,057
6.20%, 08/15/34 (a)	2,000	2,104
Leidos, Inc.
4.38%, 05/15/30 (a)	3,000	2,996
5.40%, 03/15/32 (a)	3,000	3,120
5.50%, 03/15/35 (a)	3,000	3,116
5.75%, 03/15/33 (a)	3,000	3,179
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,080
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,941
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,830
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,493
5.63%, 04/15/53 (a)	2,000	1,941
Mars, Inc.
4.80%, 03/01/30 (a)(g)	3,000	3,065
5.20%, 03/01/35 (a)(g)	3,000	3,081
5.70%, 05/01/55 (a)(g)	3,000	2,996
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	3,000	3,207
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,979
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,648
McDonald's Corp.
3.60%, 07/01/30 (a)	4,000	3,925
3.63%, 09/01/49 (a)	3,000	2,207
4.88%, 12/09/45 (a)	4,000	3,645
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	7,000	7,026
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,832
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	4,000	3,217

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Merck & Co., Inc.
1.90%, 12/10/28 (a)	$3,000	$2,844
2.45%, 06/24/50 (a)	3,000	1,762
2.75%, 12/10/51 (a)	3,000	1,860
4.00%, 03/07/49 (a)	2,000	1,602
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	8,000	7,851
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	2,000	1,940
4.45%, 08/15/52 (a)	2,000	1,629
MetLife, Inc.
4.72%, 12/15/44 (a)	3,000	2,712
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,293
3.48%, 11/01/51 (a)	3,000	2,107
5.30%, 01/15/31 (a)	3,000	3,108
5.65%, 11/01/32 (a)	4,000	4,207
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,984
2.68%, 06/01/60 (a)	3,000	1,721
2.92%, 03/17/52 (a)	3,000	1,970
3.45%, 08/08/36 (a)	3,000	2,739
3.50%, 02/12/35 (a)	3,000	2,828
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	1,909
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,607
Morgan Stanley
3.97%, 07/22/38 (a)(c)	4,000	3,601
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	3,000	2,958
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	6,000	3,816
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(c)	3,000	3,116
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,779
MSCI, Inc.
5.25%, 09/01/35 (a)	3,000	3,019
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,440
NetApp, Inc.
5.50%, 03/17/32 (a)	5,000	5,202
	Principal Amount	Fair Value
Netflix, Inc.
4.90%, 08/15/34 (a)	$3,000	$3,074
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,074
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	3,030
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	2,000	1,838
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	2,000	1,942
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,434
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(c)	8,000	8,062
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,662
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,272
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	6,000	4,219
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,924
Novant Health, Inc.
3.32%, 11/01/61 (a)	3,000	1,918
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,850
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	5,000	4,998
5.41%, 10/15/35 (a)(g)	5,000	4,983
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	4,000	4,225
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,879
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,532
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	2,007
6.10%, 11/15/32 (a)	3,000	3,211
6.63%, 09/01/53 (a)	2,000	2,098
Oracle Corp.
3.60%, 04/01/50 (a)	2,000	1,245
3.95%, 03/25/51 (a)	3,000	1,974

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
4.00%, 07/15/46 - 11/15/47 (a)	$5,000	$3,456
4.10%, 03/25/61 (a)	3,000	1,934
5.55%, 02/06/53 (a)	3,000	2,496
6.90%, 11/09/52 (a)	3,000	2,968
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	3,000	2,808
3.36%, 02/15/50 (a)	3,000	2,135
Owens Corning
3.88%, 06/01/30 (a)	3,000	2,946
5.70%, 06/15/34 (a)	3,000	3,151
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,908
2.50%, 02/01/31 (a)	2,000	1,800
3.00%, 06/15/28 (a)	3,000	2,910
3.30%, 08/01/40 (a)	2,000	1,517
3.50%, 08/01/50 (a)	3,000	2,027
4.30%, 03/15/45 (a)	3,000	2,383
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,757
2.90%, 06/15/52 (a)	3,000	1,760
5.80%, 01/15/55 (a)	2,000	1,866
6.25%, 10/15/37 (a)	2,000	2,089
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,967
3.70%, 06/01/28 (a)	2,000	1,955
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,919
4.50%, 09/15/29 (a)	3,000	3,042
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,208
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,983
3.25%, 06/01/50 (a)	2,000	1,361
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,718
2.75%, 10/21/51 (a)	3,000	1,884
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	2,000	2,023
Pfizer, Inc.
2.70%, 05/28/50 (a)	2,000	1,251
3.90%, 03/15/39 (a)	3,000	2,651
4.40%, 05/15/44 (a)	2,000	1,781
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	3,000	2,747
4.13%, 03/04/43 (a)	2,000	1,695
5.13%, 02/15/30 (a)	6,000	6,201
5.25%, 02/13/34 (a)	3,000	3,102
	Principal Amount	Fair Value
5.63%, 11/17/29 (a)	$5,000	$5,257
Phillips 66 Co.
2.15%, 12/15/30 (a)	2,000	1,795
3.15%, 12/15/29 (a)	2,000	1,919
3.30%, 03/15/52 (a)	3,000	1,953
3.75%, 03/01/28 (a)	3,000	2,978
4.68%, 02/15/45 (a)	2,000	1,699
Pilgrim's Pride Corp.
6.88%, 05/15/34 (a)	3,000	3,318
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	7,000	6,992
2.15%, 01/15/31 (a)	6,000	5,446
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,916
Progressive Corp.
3.00%, 03/15/32 (a)	5,000	4,617
Prologis LP
3.05%, 03/01/50 (a)	3,000	2,004
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	3,000	2,325
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	3,030
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,986
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,521
4.50%, 05/20/52 (a)	2,000	1,692
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	2,000	1,783
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	8,000	7,645
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,666
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	3,010
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	5,000	5,022
5.63%, 09/30/31 (a)(g)	10,000	10,225
Royalty Pharma PLC
1.75%, 09/02/27 (a)	3,000	2,889
2.20%, 09/02/30 (a)	3,000	2,721
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,633

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
2.82%, 09/01/51 (a)	$3,000	$1,871
4.15%, 05/15/45 (a)	3,000	2,506
4.45%, 11/16/38 (a)	2,000	1,879
6.10%, 03/15/34 (a)	4,000	4,380
6.40%, 03/15/54 (a)	2,000	2,201
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,971
Salesforce, Inc.
1.95%, 07/15/31 (a)	2,000	1,780
2.70%, 07/15/41 (a)	3,000	2,176
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	2,000	1,995
5.00%, 06/01/34 (a)(g)	8,000	8,091
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	3,000	2,936
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(c)	2,000	1,964
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	4,000	3,773
3.25%, 04/06/50 (a)	1,000	690
3.75%, 09/12/46 (a)	5,000	3,899
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,987
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	8,000	8,084
Southern California Edison Co.
4.00%, 04/01/47 (a)	6,000	4,511
4.20%, 03/01/29 (a)	5,000	4,965
5.65%, 10/01/28 (a)	10,000	10,352
Southern Co.
3.70%, 04/30/30 (a)	2,000	1,953
Southwest Airlines Co.
2.63%, 02/10/30 (a)	4,000	3,717
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,971
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,990
4.50%, 03/15/45 (a)	3,000	2,531
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,998
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,816
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,249
	Principal Amount	Fair Value
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	$3,000	$2,280
Synopsys, Inc.
4.85%, 04/01/30 (a)	3,000	3,063
5.15%, 04/01/35 (a)	3,000	3,048
5.70%, 04/01/55 (a)	3,000	2,978
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	8,000	7,967
4.00%, 04/14/32 (a)	3,000	2,909
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,734
3.45%, 03/15/51 (a)	3,000	2,135
4.35%, 05/15/44 (a)	3,000	2,552
Tanger Properties LP
2.75%, 09/01/31 (a)	5,000	4,524
Tapestry, Inc.
3.05%, 03/15/32 (a)	3,000	2,733
5.10%, 03/11/30 (a)	7,000	7,185
5.50%, 03/11/35 (a)	3,000	3,070
Targa Resources Corp.
6.50%, 03/30/34 (a)	5,000	5,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	3,000	3,001
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,964
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,785
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,221
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	3,060
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	10,000	9,573
3.75%, 04/15/27 (a)	2,000	1,994
4.50%, 04/15/50 (a)	3,000	2,473
4.80%, 07/15/28 (a)	10,000	10,177
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	6,000	5,589
4.46%, 06/08/32 (a)	3,000	2,995
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(c)	2,000	1,989

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	$5,000	$4,787
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,987
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	4,000	4,009
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,997
5.10%, 03/15/36 (a)(g)	5,000	5,039
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	2,000	1,213
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (a)(c)	7,000	7,019
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,679
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,000	3,164
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	6,000	6,057
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(c)	3,000	3,168
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	5,000	4,977
4.80%, 09/15/35 (a)	5,000	4,963
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,564
3.00%, 08/15/31 (a)	3,000	2,778
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,011
3.80%, 04/06/71 (a)	3,000	2,060
4.10%, 09/15/67 (a)	3,000	2,223
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	2,000	1,824
4.20%, 05/15/32 (a)	3,000	2,963
4.45%, 12/15/48 (a)	2,000	1,681
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,529
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	3,000	3,206
6.40%, 06/28/54 (a)	3,000	3,059
	Principal Amount	Fair Value
Ventas Realty LP
3.25%, 10/15/26 (a)	$4,000	$3,975
5.63%, 07/01/34 (a)	3,000	3,133
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	3,000	3,070
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	2,000	1,763
3.40%, 03/22/41 (a)	2,000	1,566
3.55%, 03/22/51 (a)	3,000	2,134
4.40%, 11/01/34 (a)	2,000	1,930
Viatris, Inc.
4.00%, 06/22/50 (a)	2,000	1,332
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,386
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	3,000	3,149
Vontier Corp.
2.40%, 04/01/28 (a)	2,000	1,917
2.95%, 04/01/31 (a)	2,000	1,835
Vornado Realty LP
2.15%, 06/01/26 (a)	26,000	25,701
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	2,000
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,673
2.50%, 09/22/41 (a)	3,000	2,169
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,871
3.38%, 11/15/26 (a)	3,000	2,988
4.75%, 11/15/46 (a)	2,000	1,807
6.65%, 11/15/37 (a)	2,000	2,286
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	8,000	7,941
4.28%, 03/15/32 (a)	10,000	8,779
Wells Fargo & Co.
4.15%, 01/24/29 (a)	4,000	4,008
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,954
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	4,000	3,106
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(c)	4,000	4,140

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	$6,000	$6,645
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,952
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,988
4.85%, 03/01/48 (a)	3,000	2,633
4.90%, 01/15/45 (a)	2,000	1,795
5.40%, 03/04/44 (a)	2,000	1,918
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,486
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,959
3.90%, 08/20/28 (a)	2,000	1,999
5.60%, 11/16/32 (a)	3,000	3,187
		1,860,810
Non-Agency Collateralized Mortgage Obligations - 14.0%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(b)(g)	98,195	98,452
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(c)(g)	97,160	97,297
Bank
3.18%, 09/15/60 (a)	155,005	152,554
4.41%, 11/15/61 (a)(c)	66,000	66,295
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	32,179
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	59,877
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	30,042
Cross Mortgage Trust
4.93%, 09/25/70 (a)(c)(g)	96,839	96,855
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	99,847
	Principal Amount	Fair Value
3.05%, 11/10/52 (a)	$56,000	$53,281
4.14%, 03/10/51 (a)(c)	25,000	24,248
4.34%, 11/10/48 (a)(c)	25,000	21,644
JPMBB Commercial Mortgage Securities Trust
4.71%, 11/15/48 (a)(c)	20,000	10,518
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)(h)	724	2
OBX Trust
5.02%, 10/25/65 (a)(c)(g)	97,633	97,924
5.06%, 09/25/65 (a)(c)(g)	96,238	96,554
Verus Securitization Trust
4.94%, 10/27/70 (a)(c)(g)	97,810	97,926
		1,135,495
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	15,000	15,275
Total Bonds and Notes (Cost $8,323,703)		7,946,946
Total Investments in Securities (Cost $8,323,703)		7,946,946
	Number of Shares
Short-Term Investment - 16.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (a)(j)(k) (Cost $1,295,005)	1,295,005	1,295,005
Total Investments (Cost $9,618,708)		9,241,951
Liabilities in Excess of Other Assets, net - (14.0)%		(1,134,073)
NET ASSETS - 100.0%		$8,107,878

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,600	1.00%/ Quarterly	06/20/30	$(35,883)	$(28,775)	$(7,108)
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2026	22	$2,412,371	$2,404,737	$(7,634)
The Fund had the following short futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2026	2	$(417,848)	$(417,578)	$270
10 Yr. U.S. Treasury Ultra Futures	March 2026	5	(579,600)	(575,078)	4,522
					$4,792
During the year ended December 31, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,600,614	$959,821	$769,231
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $719,006 or 8.87% of the net assets of the State Street Income V.I.S. Fund.
(h)	Security is in default.
(i)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,512,393	$—	$2,512,393
Agency Mortgage Backed	—	2,310,952	—	2,310,952
Agency Collateralized Mortgage Obligations	—	112,021	—	112,021
Corporate Notes	—	1,860,810	—	1,860,810
Non-Agency Collateralized Mortgage Obligations	—	1,135,495	—	1,135,495
Municipal Bonds and Notes	—	15,275	—	15,275
Short-Term Investment	1,295,005	—	—	1,295,005
Total Investments in Securities	$1,295,005	$7,946,946	$—	$9,241,951
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(7,108)	$—	$(7,108)
Long Futures Contracts - Unrealized Depreciation	(7,634)	—	—	(7,634)
Short Futures Contracts - Unrealized Appreciation	4,792	—	—	4,792
Total Other Financial Instruments	$(2,842)	$(7,108)	$—	$(9,950)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,776,614	$1,776,614	$2,592,714	$3,074,323	$—	$—	1,295,005	$1,295,005	$66,274
See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 92.9% †
Application Software - 4.2%
Adobe, Inc. (a)	1,262	$441,687
Salesforce, Inc.	1,714	454,056
Synopsys, Inc. (a)	1,157	543,466
		1,439,209
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	711	319,751
Broadline Retail - 5.8%
Amazon.com, Inc. (a)	8,727	2,014,366
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	558	347,444
Data Center REITs - 1.2%
Equinix, Inc. (b)	538	412,194
Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	1,332	424,255
Emerson Electric Co.	2,593	344,143
		768,398
Financial Exchanges & Data - 1.6%
S&P Global, Inc.	1,088	568,578
Healthcare Equipment - 1.3%
Dexcom, Inc. (a)	6,526	433,131
Home Improvement Retail - 1.7%
Home Depot, Inc.	1,692	582,217
Industrial Machinery & Supplies & Components - 1.0%
Parker-Hannifin Corp.	407	357,737
Interactive Media & Services - 13.0%
Alphabet, Inc., Class A	4,115	1,287,995
Alphabet, Inc., Class C	4,691	1,472,036
Meta Platforms, Inc., Class A	2,641	1,743,297
		4,503,328
Internet Services & Infrastructure - 0.9%
MongoDB, Inc. (a)	699	293,363
Investment Banking & Brokerage - 1.2%
Goldman Sachs Group, Inc.	486	427,194
Life Sciences Tools & Services - 1.3%
Repligen Corp. (a)	2,696	441,767
	Number of Shares	Fair Value
Passenger Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	6,205	$507,011
Pharmaceuticals - 4.8%
AstraZeneca PLC ADR	3,754	345,105
Eli Lilly & Co.	1,212	1,302,512
		1,647,617
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	2,038	523,746
Semiconductors - 21.5%
Advanced Micro Devices, Inc. (a)	3,236	693,022
Broadcom, Inc.	4,898	1,695,198
NVIDIA Corp.	27,139	5,061,423
		7,449,643
Soft Drinks & Non-alcoholic Beverages - 1.2%
Monster Beverage Corp. (a)	5,572	427,205
Systems Software - 14.7%
Crowdstrike Holdings, Inc., Class A (a)	738	345,945
Microsoft Corp.	8,624	4,170,739
ServiceNow, Inc. (a)	3,820	585,186
		5,101,870
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	6,085	1,654,268
Trading Companies & Distributors - 1.0%
United Rentals, Inc.	443	358,529
Transaction & Payment Processing Services - 4.6%
Mastercard, Inc., Class A	796	454,420
Visa, Inc., Class A	3,281	1,150,680
		1,605,100
Total Common Stock (Cost $12,794,631)		32,183,666
Exchange Traded & Mutual Funds - 5.6%
State Street Technology Select Sector SPDR ETF (c)	6,810	980,436

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	17

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Vanguard Information Technology ETF	1,299	$979,160
Total Exchange Traded & Mutual Funds (Cost $1,611,520)		1,959,596
Total Investments in Securities (Cost $14,406,151)		34,143,262
Short-Term Investment - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $546,977)	546,977	546,977
Total Investments (Cost $14,953,128)		34,690,239
Liabilities in Excess of Other Assets, net - (0.1)%		(41,436)
NET ASSETS - 100.0%		$34,648,803

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	March 2026	7	$356,569	$356,394	$(175)
During the year ended December 31, 2025, the average notional value related to long and short futures contracts were $403,336 and $10,566, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,183,666	$—	$—	$32,183,666
Exchange Traded & Mutual Funds	1,959,596	—	—	1,959,596
Short-Term Investment	546,977	—	—	546,977
Total Investments in Securities	$34,690,239	$—	$—	$34,690,239
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(175)	$—	$—	$(175)
Total Other Financial Instruments	$(175)	$—	$—	$(175)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,104,965	$1,104,965	$8,335,830	$8,893,818	$—	$—	546,977	$546,977	$32,277
State Street Technology Select Sector SPDR ETF	5,787	1,345,593	351,211	871,160	104,535	50,257	6,810	980,436	5,052
TOTAL		$2,450,558	$8,687,041	$9,764,978	$104,535	$50,257		$1,527,413	$37,329
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	19

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock (REITs) - 99.7% †
Alternate Housing - 4.9%
American Homes 4 Rent, Class A	10,610	$340,581
Equity LifeStyle Properties, Inc.	4,620	280,018
Invitation Homes, Inc.	11,040	306,802
		927,401
Data Center - 11.5%
Digital Realty Trust, Inc.	5,540	857,093
Equinix, Inc.	1,725	1,321,626
		2,178,719
Healthcare - 22.2%
Alexandria Real Estate Equities, Inc.	2,790	136,543
American Healthcare REIT, Inc.	5,800	272,948
Diversified Healthcare Trust	9,127	44,266
Healthcare Realty Trust, Inc.	12,480	211,536
Healthpeak Properties, Inc.	10,590	170,287
National Health Investors, Inc.	2,710	206,963
Omega Healthcare Investors, Inc.	7,280	322,795
Sabra Health Care REIT, Inc.	5,890	111,557
Ventas, Inc.	11,420	883,679
Welltower, Inc.	9,900	1,837,539
		4,198,113
Hotel - 3.0%
DiamondRock Hospitality Co.	13,570	121,587
Host Hotels & Resorts, Inc.	16,350	289,885
RLJ Lodging Trust	5,070	37,771
Ryman Hospitality Properties, Inc.	690	65,288
Sunstone Hotel Investors, Inc.	4,070	36,386
Xenia Hotels & Resorts, Inc.	961	13,589
		564,506
Industrial - 11.4%
Americold Realty Trust, Inc.	4,580	58,899
EastGroup Properties, Inc.	970	172,796
First Industrial Realty Trust, Inc.	4,710	269,742
Lineage, Inc.	1,140	39,900
Prologis, Inc.	11,200	1,429,792
Rexford Industrial Realty, Inc.	4,820	186,630
		2,157,759
Multifamily - 9.4%
Camden Property Trust	5,170	569,114
Equity Residential	4,540	286,202
Essex Property Trust, Inc.	1,090	285,231
	Number of Shares	Fair Value
UDR, Inc.	17,430	$639,332
		1,779,879
Net Lease - 6.9%
Agree Realty Corp.	5,910	425,697
Broadstone Net Lease, Inc.	7,760	134,791
NETSTREIT Corp.	9,250	163,170
Realty Income Corp.	10,280	579,484
		1,303,142
Office - 4.8%
BXP, Inc.	2,880	194,342
Cousins Properties, Inc.	10,783	277,986
Douglas Emmett, Inc.	4,810	52,862
Empire State Realty Trust, Inc., Class A	10,110	65,917
Piedmont Realty Trust, Inc., Class A	9,670	80,648
SL Green Realty Corp.	1,330	61,007
Vornado Realty Trust	5,320	177,050
		909,812
Regional Malls - 4.5%
Macerich Co.	11,180	206,383
Simon Property Group, Inc.	3,450	638,629
		845,012
Self Storage - 7.8%
Extra Space Storage, Inc.	5,810	756,578
Public Storage	2,730	708,435
		1,465,013
Shopping Centers - 8.5%
Brixmor Property Group, Inc.	20,120	527,547
Federal Realty Investment Trust	1,300	131,040
InvenTrust Properties Corp.	3,220	90,836
Kimco Realty Corp.	24,720	501,074
Kite Realty Group Trust	14,450	346,367
		1,596,864
Specialty - 4.8%
Iron Mountain, Inc.	6,413	531,958
Lamar Advertising Co., Class A	620	78,480
VICI Properties, Inc.	10,520	295,822
		906,260
Total Common Stock (REITs) (Cost $15,419,157)		18,832,480

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Short-Term Investment - 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (a)(b) (Cost $29,886)	29,886	$29,886
Total Investments (Cost $15,449,043)		18,862,366
Other Assets and Liabilities, net - 0.2%		32,512
NET ASSETS - 100.0%		$18,894,878
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$18,832,480	$—	$—	$18,832,480
Short-Term Investment	29,886	—	—	29,886
Total Investments in Securities	$18,862,366	$—	$—	$18,862,366

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	144,695	$144,695	$2,476,439	$2,591,248	$—	$—	29,886	$29,886	$3,579
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	21

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 94.3% †
Advertising - 0.1%
NIQ Global Intelligence PLC (a)	859	$14,165
Aerospace & Defense - 1.0%
Astronics Corp. (a)	149	8,082
Karman Holdings, Inc. (a)	315	23,048
Kratos Defense & Security Solutions, Inc. (a)	324	24,595
Mercury Systems, Inc. (a)	469	34,242
Woodward, Inc.	395	119,416
		209,383
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	1,478	154,185
Alamo Group, Inc.	222	37,267
		191,452
Agricultural Products & Services - 1.0%
Darling Ingredients, Inc. (a)	6,050	217,800
Apparel Retail - 1.5%
Abercrombie & Fitch Co., Class A (a)	55	6,923
Boot Barn Holdings, Inc. (a)	1,006	177,529
Buckle, Inc.	1,689	90,226
Revolve Group, Inc. (a)	2,020	60,984
		335,662
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	487	29,751
Application Software - 5.4%
ACI Worldwide, Inc. (a)	2,734	130,713
Alkami Technology, Inc. (a)	4,666	107,645
Blackbaud, Inc. (a)	1,789	113,279
BlackLine, Inc. (a)	1,476	81,608
Braze, Inc., Class A (a)	4,035	138,360
CCC Intelligent Solutions Holdings, Inc. (a)	14,107	112,151
Clearwater Analytics Holdings, Inc., Class A (a)	3,525	85,023
Confluent, Inc., Class A (a)	4,215	127,462
Descartes Systems Group, Inc. (a)	193	16,918
Dynatrace, Inc. (a)	669	28,994
nCino, Inc. (a)	1,693	43,409
Nutanix, Inc., Class A (a)	1,815	93,817
Procore Technologies, Inc. (a)	403	29,314
	Number of Shares	Fair Value
Vertex, Inc., Class A (a)	4,187	$83,614
		1,192,307
Asset Management & Custody Banks - 1.0%
DigitalBridge Group, Inc.	6,249	95,860
Hamilton Lane, Inc., Class A	711	95,494
StepStone Group, Inc., Class A	285	18,289
		209,643
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	749	76,900
Automotive Parts & Equipment - 1.2%
Dana, Inc.	1,582	37,589
Dorman Products, Inc. (a)	1,454	179,118
Patrick Industries, Inc.	377	40,878
		257,585
Automotive Retail - 1.4%
Group 1 Automotive, Inc.	115	45,230
Murphy USA, Inc.	485	195,707
Valvoline, Inc. (a)	2,025	58,846
		299,783
Biotechnology - 2.9%
Abivax SA ADR (a)	184	24,813
ADMA Biologics, Inc. (a)	2,683	48,938
Ascendis Pharma AS ADR (a)	368	78,472
Avidity Biosciences, Inc. (a)	177	12,767
Bicycle Therapeutics PLC ADR (a)	851	6,025
Caris Life Sciences, Inc. (a)	1,805	48,699
Catalyst Pharmaceuticals, Inc. (a)	1,866	43,552
Emergent BioSolutions, Inc. (a)	5,264	65,063
Halozyme Therapeutics, Inc. (a)	555	37,352
Heron Therapeutics, Inc. (a)	26,649	34,644
Legend Biotech Corp. ADR (a)	621	13,501
Revolution Medicines, Inc. (a)	442	35,205
Rhythm Pharmaceuticals, Inc. (a)	225	24,084
Vaxcyte, Inc. (a)	650	29,991
Veracyte, Inc. (a)	1,310	55,151
Vericel Corp. (a)	2,010	72,380
Xenon Pharmaceuticals, Inc. (a)	221	9,905
		640,542

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	443	$86,443
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	427	4,928
Building Products - 4.9%
AAON, Inc.	965	73,581
Armstrong World Industries, Inc.	866	165,493
AZZ, Inc.	479	51,339
CSW Industrials, Inc.	872	255,958
Gibraltar Industries, Inc. (a)	1,931	95,469
Modine Manufacturing Co. (a)	2,001	267,154
Resideo Technologies, Inc. (a)	918	32,240
Simpson Manufacturing Co., Inc.	764	123,363
UFP Industries, Inc.	230	20,941
		1,085,538
Cargo Ground Transportation - 0.6%
RXO, Inc. (a)	837	10,580
Saia, Inc. (a)	359	117,220
		127,800
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	2,194	24,178
Commercial & Residential Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.	653	86,092
Commercial Printing - 0.3%
Brady Corp., Class A	715	56,035
Commodity Chemicals - 0.1%
Hawkins, Inc.	176	25,003
Communications Equipment - 1.0%
Calix, Inc. (a)	413	21,860
Extreme Networks, Inc. (a)	11,320	188,478
		210,338
Construction & Engineering - 1.1%
API Group Corp. (a)	458	17,523
Comfort Systems USA, Inc.	55	51,331
IES Holdings, Inc. (a)	71	27,620
Legence Corp., Class A (a)	579	24,920
MYR Group, Inc. (a)	198	43,263
	Number of Shares	Fair Value
Primoris Services Corp.	262	$32,525
Valmont Industries, Inc.	125	50,290
		247,472
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	575	24,909
Manitowoc Co., Inc. (a)	1,729	20,731
Oshkosh Corp.	229	28,769
		74,409
Construction Materials - 0.1%
Eagle Materials, Inc.	121	25,008
Consumer Finance - 0.4%
FirstCash Holdings, Inc.	185	29,485
PROG Holdings, Inc.	2,331	68,741
		98,226
Data Processing & Outsourced Services - 0.5%
Verra Mobility Corp. (a)	4,889	109,563
Distributors - 0.4%
LKQ Corp.	2,661	80,362
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	291	31,035
Diversified Metals & Mining - 0.1%
Materion Corp.	143	17,778
Diversified REITs - 0.1%
American Assets Trust, Inc.	1,054	19,952
Essential Properties Realty Trust, Inc.	424	12,576
		32,528
Diversified Support Services - 1.1%
Healthcare Services Group, Inc. (a)	6,844	130,858
RB Global, Inc.	900	92,583
Vestis Corp.	2,866	19,116
		242,557
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	676	68,546
Stride, Inc. (a)	419	27,206
		95,752

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	23

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Electric Utilities - 1.0%
IDACORP, Inc.	1,718	$217,430
Electrical Components & Equipment - 0.5%
Acuity, Inc.	56	20,162
EnerSys	289	42,411
Nextpower, Inc., Class A (a)	408	35,541
Regal Rexnord Corp.	151	21,188
		119,302
Electronic Components - 1.6%
Belden, Inc.	1,734	202,098
Littelfuse, Inc.	572	144,670
		346,768
Electronic Equipment & Instruments - 2.8%
Advanced Energy Industries, Inc.	836	175,033
Crane NXT Co.	3,626	170,676
Novanta, Inc. (a)	920	109,471
Ralliant Corp.	975	49,637
Vontier Corp.	3,037	112,916
		617,733
Electronic Manufacturing Services - 0.3%
Fabrinet (a)	73	33,235
Plexus Corp. (a)	212	31,164
		64,399
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	2,300	29,141
Casella Waste Systems, Inc., Class A (a)	332	32,516
		61,657
Financial Exchanges & Data - 0.2%
MarketAxess Holdings, Inc.	190	34,438
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	438	27,301
Performance Food Group Co. (a)	1,021	91,808
		119,109
Food Retail - 0.2%
Sprouts Farmers Market, Inc. (a)	570	45,412
Footwear - 0.1%
Birkenstock Holding PLC (a)	598	24,458
	Number of Shares	Fair Value
Forest Products - 0.9%
Louisiana-Pacific Corp.	2,410	$194,632
Gas Utilities - 0.2%
UGI Corp.	901	33,724
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	3,432	56,353
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	11,384	113,385
Healthcare Equipment - 3.5%
AtriCure, Inc. (a)	2,295	90,790
Envista Holdings Corp. (a)	3,861	83,822
Glaukos Corp. (a)	630	71,133
Globus Medical, Inc., Class A (a)	1,390	121,361
Inspire Medical Systems, Inc. (a)	385	35,509
Integer Holdings Corp. (a)	887	69,567
iRhythm Technologies, Inc. (a)	117	20,761
LeMaitre Vascular, Inc.	297	24,087
Masimo Corp. (a)	201	26,142
Penumbra, Inc. (a)	315	97,937
PROCEPT BioRobotics Corp. (a)	2,700	84,942
SI-BONE, Inc. (a)	2,120	41,806
		767,857
Healthcare Facilities - 1.0%
Acadia Healthcare Co., Inc. (a)	2,363	33,531
U.S. Physical Therapy, Inc.	2,524	197,099
		230,630
Healthcare Services - 1.2%
Addus HomeCare Corp. (a)	276	29,640
Castle Biosciences, Inc. (a)	2,317	90,131
GeneDx Holdings Corp. (a)	239	31,084
Guardant Health, Inc. (a)	204	20,837
Hinge Health, Inc., Class A (a)	301	13,982
Option Care Health, Inc. (a)	543	17,300
RadNet, Inc. (a)	761	54,297
		257,271
Healthcare Supplies - 0.4%
ICU Medical, Inc. (a)	177	25,252

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Merit Medical Systems, Inc. (a)	685	$60,376
		85,628
Healthcare Technology - 0.4%
Phreesia, Inc. (a)	4,350	73,602
Simulations Plus, Inc. (a)	689	12,560
		86,162
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	238	20,680
Home Building - 0.7%
Green Brick Partners, Inc. (a)	519	32,521
Installed Building Products, Inc.	92	23,864
Taylor Morrison Home Corp. (a)	890	52,394
TopBuild Corp. (a)	95	39,633
		148,412
Home Improvement Retail - 0.2%
Floor & Decor Holdings, Inc., Class A (a)	845	51,452
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	9,794	72,965
Xenia Hotels & Resorts, Inc.	850	12,019
		84,984
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Hotels & Resorts, Inc.	1,100	83,116
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	6,675	96,988
Industrial Machinery & Supplies & Components - 6.1%
Enerpac Tool Group Corp.	6,820	260,797
Enpro, Inc.	145	31,049
Esab Corp.	1,015	113,396
Gates Industrial Corp. PLC (a)	1,664	35,726
Helios Technologies, Inc.	599	32,040
ITT, Inc.	215	37,305
JBT Marel Corp.	615	92,662
Kadant, Inc.	662	188,683
Mueller Industries, Inc.	1,903	218,464
RBC Bearings, Inc. (a)	155	69,507
SPX Technologies, Inc. (a)	534	106,832
Standex International Corp.	450	97,776
	Number of Shares	Fair Value
Watts Water Technologies, Inc., Class A	210	$57,964
		1,342,201
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	1,452	18,673
EastGroup Properties, Inc.	685	122,026
First Industrial Realty Trust, Inc.	654	37,454
Lineage, Inc.	283	9,905
		188,058
Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. (a)	3,055	73,412
Internet Services & Infrastructure - 0.0%*
Applied Digital Corp. (a)	371	9,097
Investment Banking & Brokerage - 1.6%
Houlihan Lokey, Inc.	195	33,967
Piper Sandler Cos.	90	30,574
PJT Partners, Inc., Class A	410	68,552
Raymond James Financial, Inc.	1,010	162,196
StoneX Group, Inc. (a)	710	67,542
		362,831
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	6,303	17,396
Leisure Facilities - 0.1%
Planet Fitness, Inc., Class A (a)	260	28,202
Leisure Products - 0.4%
Acushnet Holdings Corp.	428	34,163
Johnson Outdoors, Inc., Class A	183	7,769
Polaris, Inc.	405	25,616
YETI Holdings, Inc. (a)	677	29,903
		97,451
Life & Health Insurance - 0.1%
Primerica, Inc.	83	21,444
Life Sciences Tools & Services - 3.2%
Adaptive Biotechnologies Corp. (a)	728	11,823
Azenta, Inc. (a)	2,651	88,172
BioLife Solutions, Inc. (a)	2,975	71,935

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	25

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Bio-Rad Laboratories, Inc., Class A (a)	59	$17,876
Bruker Corp.	3,293	155,133
ICON PLC (a)	274	49,928
Mesa Laboratories, Inc.	303	23,786
Repligen Corp. (a)	1,565	256,441
Stevanato Group SpA	1,480	29,778
		704,872
Managed Healthcare - 0.2%
HealthEquity, Inc. (a)	365	33,438
Movies & Entertainment - 0.1%
IMAX Corp. (a)	856	31,638
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,113	51,398
Multi-Utilities - 0.1%
Avista Corp.	641	24,704
Office REITs - 0.7%
COPT Defense Properties	553	15,373
Cousins Properties, Inc.	4,073	105,002
Easterly Government Properties, Inc.	1,961	41,554
		161,929
Office Services & Supplies - 1.4%
MSA Safety, Inc. (b)	1,988	318,358
Oil & Gas Equipment & Services - 0.5%
Atlas Energy Solutions, Inc.	2,624	24,718
Cactus, Inc., Class A	1,214	55,455
Oil States International, Inc. (a)	1,430	9,681
TechnipFMC PLC	296	13,190
		103,044
Oil & Gas Exploration & Production - 1.1%
Northern Oil & Gas, Inc.	5,080	109,067
Permian Resources Corp.	962	13,497
Range Resources Corp.	969	34,167
SM Energy Co.	4,988	93,276
		250,007
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	700	32,256
Other Specialty Retail - 0.2%
Upbound Group, Inc.	1,010	17,736
	Number of Shares	Fair Value
Warby Parker, Inc., Class A (a)	1,183	$25,777
		43,513
Packaged Foods & Meats - 0.6%
Freshpet, Inc. (a)	1,120	68,242
Marzetti Co.	325	53,436
		121,678
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,251	22,998
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	1,475	39,427
elf Beauty, Inc. (a)	710	53,988
		93,415
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	298	23,524
Corcept Therapeutics, Inc. (a)	519	18,061
		41,585
Property & Casualty Insurance - 2.2%
AMERISAFE, Inc.	1,743	66,948
Hamilton Insurance Group Ltd., Class B (a)	532	14,843
Palomar Holdings, Inc. (a)	880	118,589
RLI Corp.	2,364	151,249
Selective Insurance Group, Inc.	376	31,460
Skyward Specialty Insurance Group, Inc. (a)	1,805	92,253
		475,342
Publishing - 0.4%
John Wiley & Sons, Inc., Class A	2,977	91,186
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	2,878	46,595
Regional Banks - 10.1%
1st Source Corp.	667	41,681
Atlantic Union Bankshares Corp.	734	25,910
Axos Financial, Inc. (a)	423	36,446
BancFirst Corp.	460	48,769
Bank OZK	1,057	48,643
BankUnited, Inc.	540	24,068
Cadence Bank	818	35,043
Central BanCo, Inc., Class A	3,175	76,581

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Columbia Banking System, Inc.	3,933	$109,927
Commerce Bancshares, Inc.	825	43,181
ConnectOne Bancorp, Inc.	594	15,575
Cullen/Frost Bankers, Inc. (b)	1,516	191,971
East West Bancorp, Inc.	247	27,760
Enterprise Financial Services Corp.	458	24,732
Equity Bancshares, Inc., Class A	602	26,879
First Financial Bankshares, Inc.	3,225	96,331
Five Star Bancorp	719	25,726
FNB Corp.	1,044	17,852
Fulton Financial Corp.	5,095	98,486
German American Bancorp, Inc.	1,485	58,182
Heritage Commerce Corp.	2,101	25,233
Home BancShares, Inc.	1,346	37,392
Lakeland Financial Corp.	333	19,001
Live Oak Bancshares, Inc.	6,215	213,485
National Bank Holdings Corp., Class A	1,056	40,139
Old Second Bancorp, Inc.	1,439	28,061
Origin Bancorp, Inc.	1,016	38,212
Preferred Bank	418	39,472
Prosperity Bancshares, Inc.	1,893	130,825
QCR Holdings, Inc.	489	40,734
Renasant Corp.	3,274	115,310
ServisFirst Bancshares, Inc.	1,170	83,994
Stock Yards Bancorp, Inc.	770	50,011
Texas Capital Bancshares, Inc. (a)	418	37,846
Westamerica BanCorp	1,250	59,787
Wintrust Financial Corp.	522	72,986
WSFS Financial Corp.	2,219	122,578
		2,228,809
Research & Consulting Services - 0.0%*
ICF International, Inc.	89	7,592
Restaurants - 1.8%
Brinker International, Inc. (a)	230	33,010
Cava Group, Inc. (a)	845	49,593
Cheesecake Factory, Inc.	1,529	77,184
Dutch Bros, Inc., Class A (a)	268	16,407
First Watch Restaurant Group, Inc. (a)	2,230	33,628
Shake Shack, Inc., Class A (a)	390	31,656
Texas Roadhouse, Inc.	396	65,736
Wingstop, Inc.	380	90,626
		397,840
	Number of Shares	Fair Value
Retail REITs - 0.3%
Kite Realty Group Trust	1,244	$29,819
Phillips Edison & Co., Inc.	731	26,001
		55,820
Security & Alarm Services - 1.2%
Brink's Co.	2,314	270,113
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (a)	285	22,897
FormFactor, Inc. (a)	161	8,981
Ichor Holdings Ltd. (a)	1,033	19,038
MKS, Inc.	359	57,368
Onto Innovation, Inc. (a)	700	110,502
		218,786
Semiconductors - 1.2%
Credo Technology Group Holding Ltd. (a)	179	25,756
Diodes, Inc. (a)	364	17,960
Lattice Semiconductor Corp. (a)	256	18,837
Rambus, Inc. (a)	132	12,129
Rigetti Computing, Inc. (a)	335	7,420
Semtech Corp. (a)	2,380	175,382
		257,484
Silver - 0.1%
Hecla Mining Co.	1,048	20,111
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	784	12,473
Soft Drinks & Non-alcoholic Beverages - 0.7%
Celsius Holdings, Inc. (a)	1,025	46,884
Primo Brands Corp., Class A	5,552	90,775
Vita Coco Co., Inc. (a)	389	20,621
		158,280
Specialized Consumer Services - 0.9%
Matthews International Corp., Class A	2,263	59,110
OneSpaWorld Holdings Ltd.	6,798	140,990
		200,100
Specialty Chemicals - 2.9%
Avient Corp.	3,832	119,712
HB Fuller Co.	629	37,400
Ingevity Corp. (a)	3,299	195,235
Quaker Chemical Corp.	703	96,529
Sensient Technologies Corp.	610	57,309

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	27

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Stepan Co.	2,874	$136,113
		642,298
Steel - 0.4%
Commercial Metals Co.	1,413	97,808
Systems Software - 1.8%
Commvault Systems, Inc. (a)	989	123,981
Gitlab, Inc., Class A (a)	2,370	88,946
Onestream, Inc. (a)	4,070	74,807
Progress Software Corp. (a)	647	27,795
SentinelOne, Inc., Class A (a)	6,055	90,825
		406,354
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	134	10,917
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (a)	7,536	44,764
IonQ, Inc. (a)	191	8,570
Pure Storage, Inc., Class A (a)	685	45,902
		99,236
Timber REITs - 0.1%
PotlatchDeltic Corp.	364	14,480
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	881	226,214
DNOW, Inc. (a)	957	12,680
	Number of Shares	Fair Value
FTAI Aviation Ltd.	336	$66,142
Transcat, Inc. (a)	490	27,798
		332,834
Transaction & Payment Processing Services - 0.7%
EVERTEC, Inc.	962	27,985
Flywire Corp. (a)	2,757	39,039
Shift4 Payments, Inc., Class A (a)	1,368	86,143
		153,167
Water Utilities - 0.1%
American States Water Co.	397	28,775
Total Common Stock (Cost $16,610,845)		20,799,323
Short-Term Investment - 6.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $1,339,339)	1,339,339	1,339,339
Total Investments (Cost $17,949,933)		22,138,662
Liabilities in Excess of Other Assets, net - (0.4)%		(78,552)
NET ASSETS - 100.0%		$22,060,110

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2026	4	$513,822	$499,600	$(14,222)
During the year ended December 31, 2025, the average notional value related to long futures contracts was $425,311.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$20,799,323	$—	$—	$20,799,323
Short-Term Investment	1,339,339	—	—	1,339,339
Total Investments in Securities	$22,138,662	$—	$—	$22,138,662
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(14,222)	$—	$—	$(14,222)
Total Other Financial Instruments	$(14,222)	$—	$—	$(14,222)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,490,635	$1,490,635	$8,332,764	$8,484,060	$—	$—	1,339,339	$1,339,339	$46,602
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	29

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 99.0% †
Advertising - 0.1%
Omnicom Group, Inc.	1,016	$82,042
Trade Desk, Inc., Class A (a)	1,600	60,736
		142,778
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	279	158,452
Boeing Co. (a)	2,630	571,026
General Dynamics Corp.	832	280,101
General Electric Co.	3,597	1,107,984
Howmet Aerospace, Inc.	1,338	274,317
Huntington Ingalls Industries, Inc.	152	51,691
L3Harris Technologies, Inc.	673	197,573
Lockheed Martin Corp.	702	339,536
Northrop Grumman Corp.	440	250,892
RTX Corp.	4,639	850,793
Textron, Inc.	602	52,476
TransDigm Group, Inc.	198	263,310
		4,398,151
Agricultural & Farm Machinery - 0.2%
Deere & Co. (b)	867	403,649
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,617	92,961
Bunge Global SA	427	38,037
		130,998
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	352	56,588
Expeditors International of Washington, Inc.	428	63,776
FedEx Corp.	691	199,602
United Parcel Service, Inc., Class B	2,543	252,240
		572,206
Apparel Retail - 0.4%
Ross Stores, Inc.	1,163	209,503
TJX Cos., Inc.	3,828	588,019
		797,522
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	391	81,254
Ralph Lauren Corp.	137	48,444
Tapestry, Inc.	654	83,562
		213,260
	Number of Shares	Fair Value
Application Software - 2.8%
Adobe, Inc. (a)	1,440	$503,986
AppLovin Corp., Class A (a)	932	628,000
Autodesk, Inc. (a)	751	222,304
Cadence Design Systems, Inc. (a)	930	290,699
Datadog, Inc., Class A (a)	1,100	149,589
Fair Isaac Corp. (a)	77	130,178
Intuit, Inc.	948	627,974
Palantir Technologies, Inc., Class A (a)	7,868	1,398,537
PTC, Inc. (a)	431	75,085
Roper Technologies, Inc.	385	171,375
Salesforce, Inc.	3,241	858,573
Synopsys, Inc. (a)	639	300,151
Tyler Technologies, Inc. (a)	152	69,000
Workday, Inc., Class A (a)	762	163,662
		5,589,113
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	304	149,064
ARES Management Corp., Class A	700	113,141
Bank of New York Mellon Corp.	2,446	283,956
Blackrock, Inc.	498	533,029
Blackstone, Inc.	2,545	392,286
Franklin Resources, Inc.	991	23,675
Invesco Ltd.	1,674	43,976
KKR & Co., Inc.	2,400	305,952
Northern Trust Corp.	701	95,750
State Street Corp. (c)	1,023	131,977
T. Rowe Price Group, Inc.	797	81,597
		2,154,403
Automobile Manufacturers - 2.4%
Ford Motor Co.	13,470	176,726
General Motors Co.	3,179	258,516
Tesla, Inc. (a)	9,655	4,342,047
		4,777,289
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	781	59,426
Automotive Retail - 0.3%
AutoZone, Inc. (a)	60	203,490
Carvana Co. (a)	480	202,569
O'Reilly Automotive, Inc. (a)	2,904	264,874
		670,933

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Biotechnology - 1.6%
AbbVie, Inc.	6,058	$1,384,193
Amgen, Inc.	1,859	608,469
Biogen, Inc. (a)	499	87,819
Gilead Sciences, Inc.	4,278	525,082
Incyte Corp. (a)	518	51,163
Moderna, Inc. (a)	1,315	38,779
Regeneron Pharmaceuticals, Inc.	325	250,858
Vertex Pharmaceuticals, Inc. (a)	873	395,783
		3,342,146
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	610	28,475
Broadcasting - 0.0%*
Fox Corp., Class A	572	41,796
Fox Corp., Class B	495	32,140
Paramount Skydance Corp., Class B	796	10,667
		84,603
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	33,360	7,700,155
eBay, Inc.	1,496	130,302
		7,830,457
Building Products - 0.5%
A.O. Smith Corp.	491	32,838
Allegion PLC	298	47,448
Builders FirstSource, Inc. (a)	400	41,156
Carrier Global Corp.	2,749	145,257
Johnson Controls International PLC	2,161	258,780
Lennox International, Inc.	113	54,870
Masco Corp.	766	48,610
Trane Technologies PLC	760	295,792
		924,751
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	296	61,790
Comcast Corp., Class A	12,197	364,568
		426,358
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	256	49,751
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	688	$107,878
		157,629
Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	1,025	66,717
MGM Resorts International (a)	634	23,135
Wynn Resorts Ltd.	311	37,423
		127,275
Commodity Chemicals - 0.0%*
Dow, Inc.	2,348	54,896
LyondellBasell Industries NV, Class A	852	36,892
		91,788
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,518	460,963
Cisco Systems, Inc.	13,498	1,039,751
F5, Inc. (a)	203	51,818
Motorola Solutions, Inc.	562	215,426
		1,767,958
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	660	44,174
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	120	111,995
EMCOR Group, Inc.	142	86,874
Quanta Services, Inc.	513	216,517
		415,386
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	1,619	927,477
Cummins, Inc.	470	239,911
PACCAR, Inc.	1,836	201,060
Westinghouse Air Brake Technologies Corp.	633	135,114
		1,503,562
Construction Materials - 0.3%
CRH PLC	2,300	287,040
Martin Marietta Materials, Inc.	190	118,306
Vulcan Materials Co.	474	135,194
		540,540
Consumer Electronics - 0.1%
Garmin Ltd.	555	112,582

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	31

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Consumer Finance - 0.6%
American Express Co.	1,874	$693,286
Capital One Financial Corp.	2,141	518,893
Synchrony Financial	1,243	103,704
		1,315,883
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	1,500	1,293,510
Dollar General Corp.	788	104,623
Dollar Tree, Inc. (a)	661	81,309
Target Corp.	1,573	153,761
Walmart, Inc.	15,073	1,679,283
		3,312,486
Copper - 0.1%
Freeport-McMoRan, Inc.	4,894	248,566
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,071	165,694
Equinix, Inc.	312	239,042
		404,736
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	359	80,118
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	555	14,463
Constellation Brands, Inc., Class A	441	60,841
		75,304
Distributors - 0.0%*
Genuine Parts Co.	486	59,759
Pool Corp.	119	27,221
		86,980
Diversified Banks - 3.3%
Bank of America Corp.	23,006	1,265,330
Citigroup, Inc.	6,097	711,459
Fifth Third Bancorp	2,292	107,289
JPMorgan Chase & Co.	9,335	3,007,924
KeyCorp	3,088	63,736
PNC Financial Services Group, Inc.	1,308	273,019
U.S. Bancorp	5,314	283,555
Wells Fargo & Co. (b)	10,751	1,001,993
		6,714,305
	Number of Shares	Fair Value
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,576	$228,142
Diversified Support Services - 0.2%
Cintas Corp.	1,137	213,836
Copart, Inc. (a)	3,090	120,973
		334,809
Electric Utilities - 1.5%
Alliant Energy Corp.	902	58,639
American Electric Power Co., Inc.	1,859	214,361
Constellation Energy Corp.	1,074	379,412
Duke Energy Corp.	2,699	316,350
Edison International	1,323	79,406
Entergy Corp.	1,417	130,973
Evergy, Inc.	788	57,122
Eversource Energy	1,262	84,971
Exelon Corp.	3,438	149,862
FirstEnergy Corp.	1,761	78,840
NextEra Energy, Inc.	7,156	574,484
NRG Energy, Inc.	623	99,207
PG&E Corp.	7,713	123,948
Pinnacle West Capital Corp.	389	34,504
PPL Corp.	2,627	91,998
Southern Co.	3,756	327,523
Xcel Energy, Inc.	2,020	149,197
		2,950,797
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	818	167,944
Eaton Corp. PLC	1,326	422,344
Emerson Electric Co.	1,905	252,832
Generac Holdings, Inc. (a)	165	22,501
Hubbell, Inc.	200	88,822
Rockwell Automation, Inc.	374	145,512
		1,099,955
Electronic Components - 0.4%
Amphenol Corp., Class A	4,237	572,588
Corning, Inc.	2,701	236,500
		809,088
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	578	117,444
Teledyne Technologies, Inc. (a)	168	85,803
Trimble, Inc. (a)	641	50,222

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Zebra Technologies Corp., Class A (a)	182	$44,193
		297,662
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	385	87,788
TE Connectivity PLC	984	223,870
		311,658
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	651	137,966
Rollins, Inc.	1,100	66,022
Veralto Corp.	847	84,514
Waste Management, Inc.	1,313	288,479
		576,981
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	539	41,686
Corteva, Inc.	2,334	156,448
Mosaic Co.	1,027	24,741
		222,875
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	318	79,818
CME Group, Inc.	1,215	331,792
Coinbase Global, Inc., Class A (a)	769	173,902
FactSet Research Systems, Inc.	127	36,854
Intercontinental Exchange, Inc.	1,964	318,089
Moody's Corp.	546	278,924
MSCI, Inc.	275	157,776
Nasdaq, Inc.	1,512	146,861
S&P Global, Inc.	1,048	547,674
		2,071,690
Food Distributors - 0.1%
Sysco Corp.	1,619	119,304
Food Retail - 0.1%
Kroger Co.	2,114	132,083
Footwear - 0.1%
Deckers Outdoor Corp. (a)	506	52,457
NIKE, Inc., Class B	4,060	258,663
		311,120
Gas Utilities - 0.0%*
Atmos Energy Corp.	568	95,214
	Number of Shares	Fair Value
Gold - 0.2%
Newmont Corp.	3,743	$373,739
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	500	24,470
Healthpeak Properties, Inc.	2,424	38,978
Ventas, Inc.	1,595	123,421
Welltower, Inc.	2,244	416,509
		603,378
Healthcare Distributors - 0.4%
Cardinal Health, Inc.	832	170,976
Cencora, Inc.	645	217,849
Henry Schein, Inc. (a)	362	27,360
McKesson Corp.	409	335,498
		751,683
Healthcare Equipment - 1.9%
Abbott Laboratories	5,959	746,603
Baxter International, Inc.	1,781	34,035
Becton Dickinson & Co.	934	181,261
Boston Scientific Corp. (a)	5,080	484,378
Dexcom, Inc. (a)	1,328	88,139
Edwards Lifesciences Corp. (a)	1,940	165,385
GE HealthCare Technologies, Inc.	1,591	130,494
Hologic, Inc. (a)	699	52,069
IDEXX Laboratories, Inc. (a)	269	181,987
Insulet Corp. (a)	252	71,628
Intuitive Surgical, Inc. (a)	1,229	696,056
Medtronic PLC	4,326	415,556
ResMed, Inc.	500	120,435
STERIS PLC	344	87,211
Stryker Corp.	1,193	419,304
Zimmer Biomet Holdings, Inc.	689	61,955
		3,936,496
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	562	262,375
Universal Health Services, Inc., Class B	188	40,988
		303,363
Healthcare Services - 0.4%
Cigna Group	928	255,413
CVS Health Corp.	4,418	350,613
DaVita, Inc. (a)	158	17,950
Labcorp Holdings, Inc.	293	73,508

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	33

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Quest Diagnostics, Inc.	337	$58,480
		755,964
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	218	34,041
Cooper Cos., Inc. (a)	670	54,913
Solventum Corp. (a)	516	40,888
		129,842
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	943	616,316
Home Building - 0.2%
DR Horton, Inc.	923	132,940
Lennar Corp., Class A	655	67,334
NVR, Inc. (a)	8	58,342
PulteGroup, Inc.	716	83,958
		342,574
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	70,543
Home Improvement Retail - 0.8%
Home Depot, Inc.	3,412	1,174,069
Lowe's Cos., Inc.	1,904	459,169
		1,633,238
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,184	38,722
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,485	201,544
Booking Holdings, Inc.	110	589,086
Carnival Corp. (a)	3,544	108,234
Expedia Group, Inc.	341	96,609
Hilton Worldwide Holdings, Inc.	826	237,268
Marriott International, Inc., Class A	786	243,849
Norwegian Cruise Line Holdings Ltd. (a)	1,496	33,391
Royal Caribbean Cruises Ltd.	866	241,545
		1,751,526
Household Products - 0.8%
Church & Dwight Co., Inc.	869	72,866
Clorox Co.	388	39,122
Colgate-Palmolive Co.	2,774	219,201
Kimberly-Clark Corp.	1,075	108,457
Procter & Gamble Co.	8,000	1,146,480
		1,586,126
	Number of Shares	Fair Value
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,354	$348,289
Dayforce, Inc. (a)	566	39,145
Paychex, Inc.	1,158	129,904
Paycom Software, Inc.	157	25,020
		542,358
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,416	34,645
Vistra Corp.	1,150	185,530
		220,175
Industrial Conglomerates - 0.4%
3M Co.	1,823	291,863
Honeywell International, Inc.	2,192	427,637
		719,500
Industrial Gases - 0.4%
Air Products & Chemicals, Inc.	770	190,205
Linde PLC	1,620	690,752
		880,957
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	406	79,267
Fortive Corp.	1,147	63,326
IDEX Corp.	296	52,670
Illinois Tool Works, Inc.	901	221,916
Ingersoll Rand, Inc.	1,303	103,224
Nordson Corp.	189	45,441
Otis Worldwide Corp.	1,308	114,254
Parker-Hannifin Corp.	423	371,800
Pentair PLC	584	60,818
Snap-on, Inc.	182	62,717
Stanley Black & Decker, Inc.	549	40,780
Xylem, Inc.	826	112,485
		1,328,698
Industrial REITs - 0.2%
Prologis, Inc.	3,132	399,831
Insurance Brokers - 0.5%
Aon PLC, Class A	743	262,190
Arthur J Gallagher & Co.	883	228,512
Brown & Brown, Inc.	940	74,918
Marsh & McLennan Cos., Inc.	1,688	313,158
Willis Towers Watson PLC	344	113,038
		991,816

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.4%
Chevron Corp.	6,423	$978,929
Exxon Mobil Corp.	14,420	1,735,303
Occidental Petroleum Corp.	2,496	102,636
		2,816,868
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	24,442	607,139
Verizon Communications, Inc.	14,414	587,082
		1,194,221
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	807	164,894
Take-Two Interactive Software, Inc. (a)	636	162,835
		327,729
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A	19,907	6,230,891
Alphabet, Inc., Class C	16,033	5,031,156
Match Group, Inc.	759	24,508
Meta Platforms, Inc., Class A	7,479	4,936,813
		16,223,368
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	482	42,054
GoDaddy, Inc., Class A (a)	486	60,303
VeriSign, Inc.	265	64,382
		166,739
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,761	575,582
Goldman Sachs Group, Inc.	1,032	907,128
Interactive Brokers Group, Inc., Class A	1,600	102,896
Morgan Stanley	4,181	742,253
Raymond James Financial, Inc.	611	98,120
Robinhood Markets, Inc., Class A (a)	2,672	302,203
		2,728,182
IT Consulting & Other Services - 0.9%
Accenture PLC, Class A	2,149	576,577
Cognizant Technology Solutions Corp., Class A	1,687	140,021
EPAM Systems, Inc. (a)	173	35,444
Gartner, Inc. (a)	265	66,854
	Number of Shares	Fair Value
International Business Machines Corp.	3,216	$952,611
		1,771,507
Leisure Products - 0.0%*
Hasbro, Inc.	463	37,966
Life & Health Insurance - 0.3%
Aflac, Inc.	1,688	186,136
Globe Life, Inc.	267	37,343
MetLife, Inc.	1,926	152,038
Principal Financial Group, Inc.	692	61,041
Prudential Financial, Inc.	1,234	139,294
		575,852
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	965	131,308
Bio-Techne Corp.	612	35,992
Charles River Laboratories International, Inc. (a)	204	40,694
Danaher Corp.	2,171	496,985
IQVIA Holdings, Inc. (a)	598	134,795
Mettler-Toledo International, Inc. (a)	68	94,805
Revvity, Inc.	346	33,475
Thermo Fisher Scientific, Inc.	1,308	757,921
Waters Corp. (a)	190	72,168
West Pharmaceutical Services, Inc.	245	67,409
		1,865,552
Managed Healthcare - 0.7%
Centene Corp. (a)	1,612	66,334
Elevance Health, Inc.	779	273,079
Humana, Inc.	400	102,452
Molina Healthcare, Inc. (a)	208	36,096
UnitedHealth Group, Inc.	3,113	1,027,632
		1,505,593
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	926	49,050
Movies & Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	539	76,807
Netflix, Inc. (a)	14,580	1,367,021
TKO Group Holdings, Inc.	236	49,324
Walt Disney Co.	6,144	699,003
Warner Bros Discovery, Inc. (a)	8,494	244,797
		2,436,952

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	35

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	$94,281
Camden Property Trust	400	44,032
Equity Residential	1,034	65,183
Essex Property Trust, Inc.	248	64,897
Mid-America Apartment Communities, Inc.	434	60,287
UDR, Inc.	1,109	40,678
		369,358
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	6,297	3,165,187
Multi-Utilities - 0.6%
Ameren Corp.	866	86,479
CenterPoint Energy, Inc.	2,340	89,716
CMS Energy Corp.	1,058	73,986
Consolidated Edison, Inc.	1,239	123,057
Dominion Energy, Inc.	2,880	168,739
DTE Energy Co.	702	90,544
NiSource, Inc.	1,685	70,366
Public Service Enterprise Group, Inc.	1,753	140,766
Sempra	2,281	201,389
WEC Energy Group, Inc.	1,127	118,853
		1,163,895
Office REITs - 0.0%*
BXP, Inc.	561	37,856
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,371	153,515
Halliburton Co.	3,007	84,978
SLB Ltd.	5,159	198,003
		436,496
Oil & Gas Exploration & Production - 0.5%
APA Corp.	1,268	31,015
ConocoPhillips	4,252	398,030
Coterra Energy, Inc.	2,458	64,694
Devon Energy Corp.	2,238	81,978
Diamondback Energy, Inc.	594	89,296
EOG Resources, Inc.	1,863	195,634
EQT Corp.	2,200	117,920
Expand Energy Corp.	808	89,171
Texas Pacific Land Corp.	179	51,412
		1,119,150
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	982	159,703
	Number of Shares	Fair Value
Phillips 66 Co.	1,359	$175,365
Valero Energy Corp.	1,017	165,557
		500,625
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan, Inc.	6,627	182,176
ONEOK, Inc.	2,117	155,600
Targa Resources Corp.	684	126,198
Williams Cos., Inc.	4,153	249,637
		713,611
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,042	86,434
VICI Properties, Inc.	3,829	107,671
		194,105
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,861	93,068
Ulta Beauty, Inc. (a)	167	101,037
		194,105
Packaged Foods & Meats - 0.4%
Campbell's Co.	576	16,053
Conagra Brands, Inc.	1,641	28,406
General Mills, Inc.	1,879	87,373
Hershey Co.	463	84,257
Hormel Foods Corp.	1,097	25,999
J.M. Smucker Co.	359	35,114
Kraft Heinz Co.	2,849	69,088
Lamb Weston Holdings, Inc.	468	19,605
McCormick & Co., Inc.	886	60,345
Mondelez International, Inc., Class A	4,493	241,858
Tyson Foods, Inc., Class A	973	57,037
		725,135
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	8,136	67,854
Avery Dennison Corp.	257	46,743
International Paper Co.	1,814	71,453
Packaging Corp. of America	303	62,488
Smurfit WestRock PLC	1,828	70,689
		319,227
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,252	156,289
Southwest Airlines Co.	1,796	74,228
United Airlines Holdings, Inc. (a)	1,073	119,983
		350,500

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	7,130	$582,592
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	805	84,300
Kenvue, Inc.	6,552	113,022
		197,322
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	7,062	380,924
Eli Lilly & Co.	2,728	2,931,727
Johnson & Johnson	8,267	1,710,856
Merck & Co., Inc.	8,566	901,657
Pfizer, Inc.	19,245	479,201
Viatris, Inc.	3,796	47,260
Zoetis, Inc.	1,512	190,240
		6,641,865
Property & Casualty Insurance - 1.0%
Allstate Corp.	880	183,172
American International Group, Inc.	1,841	157,498
Arch Capital Group Ltd. (a)	1,302	124,888
Assurant, Inc.	152	36,609
Chubb Ltd.	1,219	380,474
Cincinnati Financial Corp.	523	85,417
Erie Indemnity Co., Class A	100	28,665
Hartford Insurance Group, Inc.	999	137,662
Loews Corp.	555	58,447
Progressive Corp.	2,017	459,311
Travelers Cos., Inc.	772	223,926
W.R. Berkley Corp.	1,066	74,748
		1,950,817
Publishing - 0.0%*
News Corp., Class A	1,377	35,967
Rail Transportation - 0.5%
CSX Corp.	6,533	236,821
Norfolk Southern Corp.	798	230,399
Union Pacific Corp.	2,041	472,124
		939,344
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,043	167,704
CoStar Group, Inc. (a)	1,486	99,919
		267,623
	Number of Shares	Fair Value
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,558	$91,003
Huntington Bancshares, Inc.	5,628	97,646
M&T Bank Corp.	518	104,366
Regions Financial Corp.	3,207	86,910
Truist Financial Corp.	4,438	218,394
		598,319
Reinsurance - 0.0%*
Everest Group Ltd.	152	51,581
Research & Consulting Services - 0.2%
Equifax, Inc.	393	85,273
Jacobs Solutions, Inc.	329	43,579
Leidos Holdings, Inc.	459	82,804
Verisk Analytics, Inc.	473	105,805
		317,461
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	4,610	170,570
Darden Restaurants, Inc.	442	81,337
Domino's Pizza, Inc.	113	47,101
DoorDash, Inc., Class A (a)	1,274	288,535
McDonald's Corp.	2,431	742,987
Starbucks Corp.	3,924	330,440
Yum! Brands, Inc.	987	149,313
		1,810,283
Retail REITs - 0.3%
Federal Realty Investment Trust	317	31,954
Kimco Realty Corp.	2,566	52,013
Realty Income Corp.	3,165	178,411
Regency Centers Corp.	620	42,798
Simon Property Group, Inc.	1,135	210,100
		515,276
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	712	92,717
Public Storage	542	140,649
		233,366
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	2,767	711,091
KLA Corp.	446	541,926
Lam Research Corp.	4,339	742,750
Qnity Electronics, Inc., Class W/I	728	59,441
Teradyne, Inc.	577	111,684
		2,166,892

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	37

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Semiconductors - 13.0%
Advanced Micro Devices, Inc. (a)	5,560	$1,190,729
Analog Devices, Inc.	1,678	455,074
Broadcom, Inc.	16,212	5,610,973
First Solar, Inc. (a)	400	104,492
Intel Corp. (a)	15,314	565,087
Microchip Technology, Inc.	1,833	116,799
Micron Technology, Inc.	3,841	1,096,260
Monolithic Power Systems, Inc.	157	142,298
NVIDIA Corp.	83,365	15,547,572
NXP Semiconductors NV	895	194,269
ON Semiconductor Corp. (a)	1,446	78,301
QUALCOMM, Inc.	3,660	626,043
Skyworks Solutions, Inc.	500	31,705
Texas Instruments, Inc.	3,153	547,014
		26,306,616
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,630	45,298
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	13,234	925,189
Keurig Dr. Pepper, Inc.	4,736	132,655
Monster Beverage Corp. (a)	2,506	192,135
PepsiCo, Inc.	4,670	670,239
		1,920,218
Specialty Chemicals - 0.4%
Albemarle Corp.	441	62,375
DuPont de Nemours, Inc.	1,457	58,571
Ecolab, Inc.	893	234,430
International Flavors & Fragrances, Inc.	863	58,158
PPG Industries, Inc.	738	75,615
Sherwin-Williams Co.	784	254,040
		743,189
Steel - 0.1%
Nucor Corp.	729	118,907
Steel Dynamics, Inc.	483	81,845
		200,752
Systems Software - 7.4%
Crowdstrike Holdings, Inc., Class A (a)	860	403,133
Fortinet, Inc. (a)	2,101	166,840
Gen Digital, Inc.	1,909	51,906
Microsoft Corp.	25,516	12,340,048
Oracle Corp.	5,747	1,120,148
	Number of Shares	Fair Value
Palo Alto Networks, Inc. (a)	2,321	$427,528
ServiceNow, Inc. (a)	3,520	539,229
		15,048,832
Technology Distributors - 0.0%*
CDW Corp.	500	68,100
Technology Hardware, Storage & Peripherals - 7.3%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	50,690	13,780,584
Dell Technologies, Inc., Class C	1,057	133,055
Hewlett Packard Enterprise Co.	4,667	112,101
HP, Inc.	3,129	69,714
NetApp, Inc.	638	68,324
Sandisk Corp. (a)	500	118,690
Seagate Technology Holdings PLC	761	209,572
Super Micro Computer, Inc. (a)	1,700	49,759
Western Digital Corp.	1,153	198,627
		14,740,629
Telecom Tower REITs - 0.2%
American Tower Corp.	1,582	277,752
Crown Castle, Inc.	1,468	130,461
SBA Communications Corp.	406	78,532
		486,745
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,711	64,224
Tobacco - 0.6%
Altria Group, Inc.	5,766	332,468
Philip Morris International, Inc.	5,320	853,328
		1,185,796
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,146	166,379
United Rentals, Inc.	192	155,390
WW Grainger, Inc.	143	144,294
		466,063
Transaction & Payment Processing Services - 2.2%
Block, Inc. (a)	1,868	121,588
Corpay, Inc. (a)	247	74,330
Fidelity National Information Services, Inc.	1,747	116,106
Fiserv, Inc. (a)	1,838	123,458

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Global Payments, Inc.	829	$64,164
Jack Henry & Associates, Inc.	249	45,437
Mastercard, Inc., Class A	2,803	1,600,177
PayPal Holdings, Inc.	3,092	180,511
Visa, Inc., Class A	5,818	2,040,431
		4,366,202
Water Utilities - 0.0%*
American Water Works Co., Inc.	633	82,606
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,702	345,574
Total Common Stock (Cost $38,647,552)		200,452,394
	Number of Shares	Fair Value
Short-Term Investment - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (d)(e) (Cost $1,950,092)	1,950,092	$1,950,092
Total Investments (Cost $40,597,644)		202,402,486
Other Assets and Liabilities, net - 0.0%*		68,220
NET ASSETS - 100.0%		$202,470,706

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2026	4	$1,388,675	$1,378,488	$(10,187)
During the year ended December 31, 2025, the average notional value related to long futures contracts was $1,139,695.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	39

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$200,452,191	$203	$—	$200,452,394
Short-Term Investment	1,950,092	—	—	1,950,092
Total Investments in Securities	$202,402,283	$203	$—	$202,402,486
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(10,187)	$—	$—	$(10,187)
Total Other Financial Instruments	$(10,187)	$—	$—	$(10,187)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	1,122	$110,124	$—	$11,174	$6,898	$26,129	1,023	$131,977	$3,417
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,009	820,009	26,191,319	25,061,236	—	—	1,950,092	1,950,092	36,491
TOTAL		$930,133	$26,191,319	$25,072,410	$6,898	$26,129		$2,082,069	$39,908
See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street S&P 500 Index V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Domestic Equity - 46.2% †
Common Stock - 46.2%
Advertising - 0.0%*
Advantage Solutions, Inc. (a)	3,996	$3,516
Boston Omaha Corp., Class A (a)	670	8,288
DoubleVerify Holdings, Inc. (a)	700	8,008
Emerald Holding, Inc.	546	2,441
Ibotta, Inc., Class A (a)	396	9,001
Magnite, Inc. (a)	4,036	65,504
National CineMedia, Inc.	1,965	7,644
Omnicom Group, Inc.	1,960	158,270
PubMatic, Inc., Class A (a)	996	8,834
Stagwell, Inc. (a)	3,231	15,800
TechTarget, Inc. (a)	793	4,282
Thryv Holdings, Inc. (a)	1,224	7,405
Trade Desk, Inc., Class A (a)	2,781	105,567
		404,560
Aerospace & Defense - 1.0%
AAR Corp. (a)	1,128	93,387
AeroVironment, Inc. (a)	1,077	260,516
AerSale Corp. (a)	809	5,752
AIRO Group Holdings, Inc. (a)	241	1,971
Archer Aviation, Inc., Class A (a)	18,093	136,059
Astronics Corp. (a)	900	48,816
ATI, Inc. (a)	832	95,480
Axon Enterprise, Inc. (a)	498	282,829
Boeing Co. (a)	4,850	1,053,032
BWX Technologies, Inc.	600	103,704
Byrna Technologies, Inc. (a)	577	9,688
Cadre Holdings, Inc.	844	34,469
Carpenter Technology Corp.	300	94,452
Curtiss-Wright Corp.	235	129,549
Ducommun, Inc. (a)	385	36,625
Eve Holding, Inc. (a)	2,763	11,024
Firefly Aerospace, Inc. (a)	620	13,869
General Dynamics Corp.	1,647	554,479
General Electric Co.	6,686	2,059,489
HEICO Corp.	300	97,077
HEICO Corp., Class A	451	113,846
Hexcel Corp.	400	29,560
Howmet Aerospace, Inc.	2,615	536,127
Huntington Ingalls Industries, Inc.	220	74,815
Intuitive Machines, Inc. (a)	3,073	49,875
Karman Holdings, Inc. (a)	100	7,317
Kratos Defense & Security Solutions, Inc. (a)	4,753	360,800
L3Harris Technologies, Inc.	1,190	349,348
	Number of Shares	Fair Value
Leonardo DRS, Inc.	400	$13,636
Loar Holdings, Inc. (a)	200	13,600
Lockheed Martin Corp.	1,324	640,379
Mercury Systems, Inc. (a)	1,475	107,690
Moog, Inc., Class A	800	194,840
National Presto Industries, Inc.	144	15,374
Northrop Grumman Corp.	894	509,768
Park Aerospace Corp.	491	10,478
Redwire Corp. (a)	2,110	16,036
Rocket Lab Corp. (a)	2,700	188,352
RTX Corp.	8,703	1,596,130
Satellogic, Inc., Class A (a)	2,059	3,850
StandardAero, Inc. (a)	1,000	28,680
Textron, Inc.	1,073	93,534
TransDigm Group, Inc.	349	464,118
V2X, Inc. (a)	666	36,330
Voyager Technologies, Inc., Class A (a)	366	9,567
VSE Corp.	657	113,510
Woodward, Inc.	400	120,928
		10,820,755
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	523	54,559
Alamo Group, Inc.	290	48,682
CNH Industrial NV	6,600	60,852
Deere & Co.	1,595	742,584
Lindsay Corp.	323	38,072
Titan International, Inc. (a)	1,320	10,336
Toro Co.	568	44,713
		999,798
Agricultural Products & Services - 0.0%*
Alico, Inc.	150	5,457
Archer-Daniels-Midland Co.	3,242	186,383
Bunge Global SA	817	72,778
Darling Ingredients, Inc. (a)	800	28,800
Fresh Del Monte Produce, Inc.	985	35,096
Ingredion, Inc.	344	37,929
Limoneira Co.	507	6,401
		372,844
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	759	122,017
Expeditors International of Washington, Inc.	891	132,768
FedEx Corp.	1,362	393,427
Forward Air Corp. (a)	603	15,075
GXO Logistics, Inc. (a)	573	30,163
Hub Group, Inc., Class A	1,723	73,417
Radiant Logistics, Inc. (a)	1,060	6,710

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
United Parcel Service, Inc., Class B	4,672	$463,415
		1,236,992
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	646	5,795
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	284	6,200
AST SpaceMobile, Inc. (a)	1,300	94,419
Bandwidth, Inc., Class A (a)	741	11,448
Cogent Communications Holdings, Inc.	1,324	28,545
Globalstar, Inc. (a)	1,420	86,677
Iridium Communications, Inc.	600	10,428
Lumen Technologies, Inc. (a)	27,139	210,870
		448,587
Aluminum - 0.0%*
Alcoa Corp.	1,758	93,420
Century Aluminum Co. (a)	1,486	58,221
Constellium SE (a)	3,956	74,571
Kaiser Aluminum Corp.	452	51,917
Tredegar Corp. (a)	662	4,753
		282,882
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,323	166,526
American Eagle Outfitters, Inc.	4,599	121,276
Boot Barn Holdings, Inc. (a)	874	154,235
Buckle, Inc.	900	48,078
Burlington Stores, Inc. (a)	433	125,072
Caleres, Inc.	894	10,880
Citi Trends, Inc. (a)	121	5,029
Designer Brands, Inc., Class A	787	5,847
Gap, Inc.	1,700	43,520
Genesco, Inc. (a)	304	7,530
J Jill, Inc.	179	2,456
Lands' End, Inc. (a)	339	4,922
RealReal, Inc. (a)	2,833	44,705
Revolve Group, Inc. (a)	1,190	35,926
Ross Stores, Inc.	1,975	355,776
Shoe Carnival, Inc.	591	9,976
Stitch Fix, Inc., Class A (a)	2,987	15,682
ThredUp, Inc., Class A (a)	2,696	17,227
TJX Cos., Inc.	7,213	1,107,989
Torrid Holdings, Inc. (a)	305	298
Urban Outfitters, Inc. (a)	1,738	130,802
Victoria's Secret & Co. (a)	1,963	106,336
	Number of Shares	Fair Value
Zumiez, Inc. (a)	391	$10,186
		2,530,274
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	3,376	82,374
Carter's, Inc.	1,054	34,181
Columbia Sportswear Co.	200	11,018
Figs, Inc., Class A (a)	2,594	29,468
G-III Apparel Group Ltd.	1,048	30,350
Kontoor Brands, Inc.	1,560	95,300
Lakeland Industries, Inc.	299	2,643
Lululemon Athletica, Inc. (a)	727	151,078
Movado Group, Inc.	473	9,753
Oxford Industries, Inc.	393	13,441
PVH Corp.	380	25,468
Ralph Lauren Corp.	200	70,722
Superior Group of Cos., Inc.	244	2,362
Tapestry, Inc.	1,274	162,779
Under Armour, Inc., Class C (a)	2,000	9,600
VF Corp.	2,900	52,432
		782,969
Application Software - 1.4%
8x8, Inc. (a)	4,007	7,894
ACI Worldwide, Inc. (a)	2,984	142,665
Adobe, Inc. (a)	2,669	934,123
Agilysys, Inc. (a)	751	89,249
Alarm.com Holdings, Inc. (a)	1,378	70,306
Alkami Technology, Inc. (a)	2,027	46,763
Amplitude, Inc., Class A (a)	2,632	30,479
Appfolio, Inc., Class A (a)	100	23,265
AppLovin Corp., Class A (a)	1,517	1,022,185
Asana, Inc., Class A (a)	2,561	35,111
Atlassian Corp., Class A (a)	1,096	177,705
AudioEye, Inc. (a)	175	1,748
Aurora Innovation, Inc. (a)	5,800	22,272
Autodesk, Inc. (a)	1,382	409,086
AvePoint, Inc. (a)	3,964	55,060
Bentley Systems, Inc., Class B	1,100	41,981
Bill Holdings, Inc. (a)	492	26,834
Bit Digital, Inc. (a)	9,355	17,681
Bitdeer Technologies Group, Class A (a)	2,665	29,875
Blackbaud, Inc. (a)	1,108	70,159
BlackLine, Inc. (a)	1,510	83,488
Blend Labs, Inc., Class A (a)	5,870	17,845
Box, Inc., Class A (a)	3,985	119,191
Braze, Inc., Class A (a)	2,388	81,884
C3.ai, Inc., Class A (a)	3,662	49,364

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Cadence Design Systems, Inc. (a)	1,761	$550,453
CCC Intelligent Solutions Holdings, Inc. (a)	3,150	25,042
Cerence, Inc. (a)	1,081	11,556
Cipher Mining, Inc. (a)	9,209	135,925
Circle Internet Group, Inc. (a)	300	23,790
Cleanspark, Inc. (a)	7,856	79,503
Clear Secure, Inc., Class A	2,425	85,069
Clearwater Analytics Holdings, Inc., Class A (a)	7,935	191,392
Confluent, Inc., Class A (a)	1,900	57,456
Consensus Cloud Solutions, Inc. (a)	530	11,565
Core Scientific, Inc. (a)	8,276	120,499
CS Disco, Inc. (a)	613	4,757
Daily Journal Corp. (a)	35	17,056
Datadog, Inc., Class A (a)	1,986	270,076
Digimarc Corp. (a)	455	2,985
Digital Turbine, Inc. (a)	2,896	14,480
Docusign, Inc. (a)	1,289	88,168
Domo, Inc., Class B (a)	853	7,191
Dropbox, Inc., Class A (a)	1,450	40,310
Dynatrace, Inc. (a)	2,070	89,714
eGain Corp. (a)	496	5,104
Elastic NV (a)	600	45,264
EverCommerce, Inc. (a)	423	5,122
Expensify, Inc., Class A (a)	1,886	2,848
Fair Isaac Corp. (a)	150	253,593
Five9, Inc. (a)	2,275	45,614
Freshworks, Inc., Class A (a)	5,817	71,258
Guidewire Software, Inc. (a)	590	118,596
HubSpot, Inc. (a)	356	142,863
I3 Verticals, Inc., Class A (a)	639	16,096
Intapp, Inc. (a)	1,636	74,961
InterDigital, Inc.	737	234,646
Intuit, Inc.	1,753	1,161,222
Jamf Holding Corp. (a)	2,047	26,631
Kaltura, Inc. (a)	2,236	3,667
Life360, Inc. (a)	591	37,907
LiveRamp Holdings, Inc. (a)	1,864	54,746
Manhattan Associates, Inc. (a)	431	74,697
MARA Holdings, Inc. (a)	10,533	94,586
Mitek Systems, Inc. (a)	1,211	12,776
nCino, Inc. (a)	500	12,820
NCR Voyix Corp. (a)	3,891	39,688
NextNav, Inc. (a)	2,601	43,281
Nutanix, Inc., Class A (a)	1,574	81,360
ON24, Inc. (a)	1,106	8,804
Ooma, Inc. (a)	809	9,490
Pagaya Technologies Ltd., Class A (a)	1,364	28,508
	Number of Shares	Fair Value
PagerDuty, Inc. (a)	2,536	$33,247
Palantir Technologies, Inc., Class A (a)	14,099	2,506,097
PAR Technology Corp. (a)	1,122	40,706
Pegasystems, Inc.	700	41,804
Porch Group, Inc. (a)	2,360	21,547
Procore Technologies, Inc. (a)	900	65,466
PTC, Inc. (a)	748	130,309
Q2 Holdings, Inc. (a)	1,766	127,435
Red Violet, Inc.	315	17,939
ReposiTrak, Inc.	343	4,243
Rezolve AI PLC (a)	3,988	10,249
Rimini Street, Inc. (a)	1,183	4,590
RingCentral, Inc., Class A (a)	500	14,440
Riot Platforms, Inc. (a)	9,902	125,458
Roper Technologies, Inc.	685	304,914
Salesforce, Inc.	5,988	1,586,281
Samsara, Inc., Class A (a)	1,600	56,720
SEMrush Holdings, Inc., Class A (a)	1,427	16,967
SoundHound AI, Inc., Class A (a)	10,658	106,260
SoundThinking, Inc. (a)	247	1,983
Sprinklr, Inc., Class A (a)	3,298	25,658
Sprout Social, Inc., Class A (a)	1,434	16,161
SPS Commerce, Inc. (a)	1,079	96,171
Strategy, Inc., Class A (a)	1,717	260,898
Synchronoss Technologies, Inc. (a)	389	3,330
Synopsys, Inc. (a)	1,201	564,134
Terawulf, Inc. (a)	8,746	100,492
Tyler Technologies, Inc. (a)	276	125,290
Unity Software, Inc. (a)	1,998	88,252
Vertex, Inc., Class A (a)	1,929	38,522
Via Transportation, Inc., Class A (a)	297	8,616
Viant Technology, Inc., Class A (a)	465	5,599
Weave Communications, Inc. (a)	1,849	14,034
WM Technology, Inc. (a)	2,760	2,277
Workday, Inc., Class A (a)	1,400	300,692
Workiva, Inc. (a)	1,426	122,992
Yext, Inc. (a)	2,976	23,987
Zeta Global Holdings Corp., Class A (a)	5,410	110,093
Zoom Communications, Inc. (a)	1,674	144,449
		15,407,650

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.5%
Acadian Asset Management, Inc.	794	$37,318
Affiliated Managers Group, Inc.	200	57,656
AlTi Global, Inc. (a)	1,058	4,909
Ameriprise Financial, Inc.	577	282,926
ARES Management Corp., Class A	1,212	195,895
Artisan Partners Asset Management, Inc., Class A	1,813	73,862
Bank of New York Mellon Corp.	4,586	532,389
Blackrock, Inc.	982	1,051,074
Blackstone, Inc.	4,782	737,097
Blue Owl Capital, Inc.	4,220	63,047
Carlyle Group, Inc.	1,651	97,591
Cohen & Steers, Inc.	790	49,596
Diamond Hill Investment Group, Inc.	73	12,373
DigitalBridge Group, Inc.	5,116	78,479
Franklin Resources, Inc.	2,100	50,169
GCM Grosvenor, Inc., Class A	1,410	15,961
Hamilton Lane, Inc., Class A	300	40,293
Innventure, Inc. (a)	788	3,294
Invesco Ltd.	2,800	73,556
Janus Henderson Group PLC	700	33,299
KKR & Co., Inc.	4,329	551,861
Northern Trust Corp.	1,132	154,620
P10, Inc., Class A	1,624	15,931
SEI Investments Co.	700	57,414
Silvercrest Asset Management Group, Inc., Class A	236	3,585
State Street Corp. (b)	1,761	227,187
StepStone Group, Inc., Class A	1,980	127,057
T. Rowe Price Group, Inc.	1,357	138,930
TPG, Inc.	870	55,541
Victory Capital Holdings, Inc., Class A	1,283	80,944
Virtus Investment Partners, Inc.	178	29,041
Westwood Holdings Group, Inc.	244	4,199
WisdomTree, Inc.	3,577	43,604
		4,980,698
Automobile Manufacturers - 0.9%
Faraday Future Intelligent Electric, Inc. (a)	2,847	2,904
Ford Motor Co.	25,741	337,722
General Motors Co.	6,097	495,808
	Number of Shares	Fair Value
Lucid Group, Inc. (a)	1,020	$10,781
Rivian Automotive, Inc., Class A (a)	4,880	96,185
Stellantis NV	12,456	138,404
Tesla, Inc. (a)	18,180	8,175,910
Thor Industries, Inc.	234	24,025
Winnebago Industries, Inc.	802	32,497
		9,314,236
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,349	45,030
American Axle & Manufacturing Holdings, Inc. (a)	3,370	21,602
Aptiv PLC (a)	1,291	98,232
BorgWarner, Inc.	1,286	57,947
Cooper-Standard Holdings, Inc. (a)	467	15,332
Dana, Inc.	3,395	80,665
Dorman Products, Inc. (a)	782	96,334
Fox Factory Holding Corp. (a)	1,218	20,840
Gentex Corp.	1,858	43,236
Gentherm, Inc. (a)	901	32,769
Holley, Inc. (a)	1,888	7,797
LCI Industries	682	82,754
Lear Corp.	300	34,380
Motorcar Parts of America, Inc. (a)	396	4,887
Patrick Industries, Inc.	921	99,864
Phinia, Inc.	1,098	68,834
QuantumScape Corp. (a)	2,200	22,924
Solid Power, Inc. (a)	4,505	19,146
Standard Motor Products, Inc.	619	22,810
Strattec Security Corp. (a)	119	9,061
Visteon Corp.	796	75,700
XPEL, Inc. (a)	708	35,336
		995,480
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	1,741	68,421
America's Car-Mart, Inc. (a)	186	4,698
Arko Corp.	2,075	9,421
Asbury Automotive Group, Inc. (a)	560	130,217
AutoNation, Inc. (a)	182	37,579
AutoZone, Inc. (a)	102	345,933
Camping World Holdings, Inc., Class A	1,753	17,057
CarMax, Inc. (a)	900	34,776
Carvana Co. (a)	900	379,818
EVgo, Inc. (a)	3,502	10,191
Group 1 Automotive, Inc.	349	137,262

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Lithia Motors, Inc.	120	$39,880
Monro, Inc.	831	16,653
Murphy USA, Inc.	92	37,124
OneWater Marine, Inc., Class A (a)	362	3,917
O'Reilly Automotive, Inc. (a)	5,385	491,166
Penske Automotive Group, Inc.	70	11,080
Sonic Automotive, Inc., Class A	440	27,218
Valvoline, Inc. (a)	1,100	31,966
		1,834,377
Biotechnology - 1.5%
4D Molecular Therapeutics, Inc. (a)	1,096	8,220
AbbVie, Inc.	11,478	2,622,608
Abeona Therapeutics, Inc. (a)	1,447	7,626
Absci Corp. (a)	4,301	15,011
ACADIA Pharmaceuticals, Inc. (a)	3,523	94,099
Actuate Therapeutics, Inc. (a)	337	2,062
ADMA Biologics, Inc. (a)	6,576	119,946
Aduro Biotech, Inc. (a)(c)**	4,580	—
Agios Pharmaceuticals, Inc. (a)	1,578	42,953
Akebia Therapeutics, Inc. (a)	6,764	10,890
Akero Therapeutics, Inc. (a)	2,030	1,320
Aldeyra Therapeutics, Inc. (a)	1,722	8,920
Alector, Inc. (a)	2,385	3,721
Alkermes PLC (a)	4,603	128,792
Allogene Therapeutics, Inc. (a)	4,469	6,123
Alnylam Pharmaceuticals, Inc. (a)	807	320,904
Altimmune, Inc. (a)	2,223	8,025
Amgen, Inc.	3,448	1,128,565
Amicus Therapeutics, Inc. (a)	8,585	122,250
AnaptysBio, Inc. (a)	551	26,713
Anavex Life Sciences Corp. (a)	2,253	8,021
Anika Therapeutics, Inc. (a)	319	3,066
Annexon, Inc. (a)	2,864	14,377
Apellis Pharmaceuticals, Inc. (a)	600	15,072
Apogee Therapeutics, Inc. (a)	1,110	83,783
Arbutus Biopharma Corp. (a)	4,238	20,385
Arcellx, Inc. (a)	990	64,548
Arcturus Therapeutics Holdings, Inc. (a)	865	5,302
Arcus Biosciences, Inc. (a)	2,266	53,999
Arcutis Biotherapeutics, Inc. (a)	3,108	90,256
	Number of Shares	Fair Value
Ardelyx, Inc. (a)	7,014	$40,892
ArriVent Biopharma, Inc. (a)	780	15,694
Arrowhead Pharmaceuticals, Inc. (a)	3,777	250,755
ARS Pharmaceuticals, Inc. (a)	1,641	19,118
Astria Therapeutics, Inc. (a)	1,044	13,666
aTyr Pharma, Inc. (a)	3,332	2,609
Aura Biosciences, Inc. (a)	1,344	7,325
Avidity Biosciences, Inc. (a)	3,293	237,524
Avita Medical, Inc. (a)	420	1,449
Beam Therapeutics, Inc. (a)	2,767	76,701
BeOne Medicines Ltd., Class H (a)	8,500	195,805
Bicara Therapeutics, Inc. (a)	955	16,073
BioCryst Pharmaceuticals, Inc. (a)	5,868	45,770
Biogen, Inc. (a)	992	174,582
Biohaven Ltd. (a)	2,559	28,891
BioMarin Pharmaceutical, Inc. (a)	1,369	81,360
Bridgebio Pharma, Inc. (a)	4,520	345,735
Candel Therapeutics, Inc. (a)	1,066	6,023
Capricor Therapeutics, Inc. (a)	1,095	31,602
Cardiff Oncology, Inc. (a)	1,445	4,060
CareDx, Inc. (a)	1,445	27,224
Cartesian Therapeutics, Inc. (a)	239	1,723
Catalyst Pharmaceuticals, Inc. (a)	3,353	78,259
Celcuity, Inc. (a)	927	92,459
Celldex Therapeutics, Inc. (a)	1,839	49,947
CG oncology, Inc. (a)	1,610	66,847
Chinook Therapeutics, Inc. (a)(c)**	2,824	—
Cidara Therapeutics, Inc. (a)	565	124,803
Cogent Biosciences, Inc. (a)	3,947	140,197
Coherus Oncology, Inc. (a)	2,726	3,871
Compass Therapeutics, Inc. (a)	3,771	20,250
Corvus Pharmaceuticals, Inc. (a)	1,637	12,605
Cullinan Therapeutics, Inc. (a)	1,589	16,446
Cytokinetics, Inc. (a)	3,322	211,080
Day One Biopharmaceuticals, Inc. (a)	1,999	18,631
Denali Therapeutics, Inc. (a)	3,834	63,299
Design Therapeutics, Inc. (a)	824	7,729
DiaMedica Therapeutics, Inc. (a)	885	7,045
Dianthus Therapeutics, Inc. (a)	705	29,053
Disc Medicine, Inc. (a)	691	54,872

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Dynavax Technologies Corp. (a)	2,801	$43,079
Dyne Therapeutics, Inc. (a)	3,493	68,323
Editas Medicine, Inc. (a)	2,530	5,187
Eledon Pharmaceuticals, Inc. (a)	1,831	2,765
Emergent BioSolutions, Inc. (a)	1,557	19,245
Enanta Pharmaceuticals, Inc. (a)	609	9,604
Entrada Therapeutics, Inc. (a)	815	8,378
Erasca, Inc. (a)	5,002	18,607
Exact Sciences Corp. (a)	1,070	108,669
Exelixis, Inc. (a)	1,660	72,758
Fate Therapeutics, Inc. (a)	2,800	2,751
Foghorn Therapeutics, Inc. (a)	763	4,120
Geron Corp. (a)	15,871	20,950
Gilead Sciences, Inc.	7,967	977,870
Gossamer Bio, Inc. (a)	5,303	16,439
GRAIL, Inc. (a)	1,013	86,703
Greenwich Lifesciences, Inc. (a)	115	2,416
Gyre Therapeutics, Inc. (a)	312	2,203
Halozyme Therapeutics, Inc. (a)	700	47,110
Heron Therapeutics, Inc. (a)	3,827	4,975
Humacyte, Inc. (a)	3,888	3,734
Ideaya Biosciences, Inc. (a)	2,327	80,444
ImmunityBio, Inc. (a)	8,505	16,840
Immunome, Inc. (a)	2,700	57,996
Immunovant, Inc. (a)	2,034	51,704
Incyte Corp. (a)	1,126	111,215
Inhibikase Therapeutics, Inc. (a)	2,039	4,180
Inhibrx Biosciences, Inc. (a)	256	20,224
Inmune Bio, Inc. (a)	404	630
Insmed, Inc. (a)	1,400	243,656
Intellia Therapeutics, Inc. (a)	2,926	26,305
Ionis Pharmaceuticals, Inc. (a)	1,100	87,021
Iovance Biotherapeutics, Inc. (a)	8,862	24,193
Ironwood Pharmaceuticals, Inc. (a)	4,552	15,340
Jade Biosciences, Inc.	1,334	20,584
Janux Therapeutics, Inc. (a)	1,164	16,063
KalVista Pharmaceuticals, Inc. (a)	1,053	17,006
Keros Therapeutics, Inc. (a)	842	17,143
Kodiak Sciences, Inc. (a)	923	25,807
Korro Bio, Inc. (a)	245	1,962
Krystal Biotech, Inc. (a)	704	173,564
Kura Oncology, Inc. (a)	2,289	23,783
	Number of Shares	Fair Value
Kymera Therapeutics, Inc. (a)	1,625	$126,441
Larimar Therapeutics, Inc. (a)	1,146	4,366
Legend Biotech Corp. ADR (a)	600	13,044
Lexeo Therapeutics, Inc. (a)	1,818	18,053
Madrigal Pharmaceuticals, Inc. (a)	530	308,640
MannKind Corp. (a)	8,627	48,915
MapLight Therapeutics, Inc. (a)	487	8,554
MeiraGTx Holdings PLC (a)	1,364	10,844
MiMedx Group, Inc. (a)	3,474	23,519
Mineralys Therapeutics, Inc. (a)	1,348	48,919
Mirum Pharmaceuticals, Inc. (a)	1,169	92,339
Moderna, Inc. (a)	2,308	68,063
Monopar Therapeutics, Inc. (a)	93	6,073
Monte Rosa Therapeutics, Inc. (a)	1,354	21,231
Myriad Genetics, Inc. (a)	2,545	15,652
Natera, Inc. (a)	800	183,272
Neurocrine Biosciences, Inc. (a)	600	85,098
Neurogene, Inc. (a)	289	5,953
Nkarta, Inc. (a)	1,447	2,677
Novavax, Inc. (a)	4,424	29,729
Nurix Therapeutics, Inc. (a)	2,888	54,785
Nuvalent, Inc., Class A (a)	1,420	142,838
Nuvectis Pharma, Inc. (a)	435	3,284
Olema Pharmaceuticals, Inc. (a)	1,712	42,800
Organogenesis Holdings, Inc. (a)	1,938	10,039
ORIC Pharmaceuticals, Inc. (a)	1,693	13,849
Oruka Therapeutics, Inc. (a)	1,112	33,705
Palvella Therapeutics, Inc. (a)	192	20,097
Perspective Therapeutics, Inc. (a)	1,779	4,892
Praxis Precision Medicines, Inc. (a)	640	188,634
Precigen, Inc. (a)	5,196	21,719
Prime Medicine, Inc. (a)	2,406	8,349
Protagonist Therapeutics, Inc. (a)	1,652	144,286
Protalix BioTherapeutics, Inc. (a)	2,364	4,255
Protara Therapeutics, Inc. (a)	1,107	5,900
PTC Therapeutics, Inc. (a)	2,208	167,720
Puma Biotechnology, Inc. (a)	1,354	8,056
Recursion Pharmaceuticals, Inc., Class A (a)	10,937	44,732

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Regeneron Pharmaceuticals, Inc.	635	$490,138
REGENXBIO, Inc. (a)	1,305	18,792
Relay Therapeutics, Inc. (a)	3,765	31,852
Replimune Group, Inc. (a)	1,945	18,905
Revolution Medicines, Inc. (a)	1,000	79,650
Rezolute, Inc. (a)	2,259	5,331
Rhythm Pharmaceuticals, Inc. (a)	1,521	162,808
Rigel Pharmaceuticals, Inc. (a)	511	21,886
Rocket Pharmaceuticals, Inc. (a)	2,224	7,806
Roivant Sciences Ltd. (a)	2,500	54,250
Sana Biotechnology, Inc. (a)	4,761	19,377
Sarepta Therapeutics, Inc. (a)	500	10,760
Savara, Inc. (a)	4,081	24,608
Scholar Rock Holding Corp. (a)	2,357	103,826
SELLAS Life Sciences Group, Inc. (a)	2,945	11,103
Sionna Therapeutics, Inc. (a)	379	15,592
Soleno Therapeutics, Inc. (a)	1,346	62,320
Solid Biosciences, Inc. (a)	1,578	8,900
Spyre Therapeutics, Inc. (a)	1,985	65,029
Stoke Therapeutics, Inc. (a)	1,255	39,834
Summit Therapeutics, Inc. (a)	800	13,992
Syndax Pharmaceuticals, Inc. (a)	2,393	50,277
Tango Therapeutics, Inc. (a)	3,065	27,156
Taysha Gene Therapies, Inc. (a)	6,239	34,315
Tectonic Therapeutic, Inc. (a)	279	5,820
Tevogen Bio Holdings, Inc. (a)	907	300
TG Therapeutics, Inc. (a)	4,119	122,787
Tonix Pharmaceuticals Holding Corp. (a)	300	4,686
Travere Therapeutics, Inc. (a)	2,377	90,825
TriSalus Life Sciences, Inc. (a)	561	3,916
Twist Bioscience Corp. (a)	1,684	53,417
Tyra Biosciences, Inc. (a)	755	19,849
Ultragenyx Pharmaceutical, Inc. (a)	400	9,200
United Therapeutics Corp. (a)	271	132,045
Upstream Bio, Inc. (a)	959	26,037
UroGen Pharma Ltd. (a)	1,082	25,340
Vanda Pharmaceuticals, Inc. (a)	1,732	15,276
Vaxcyte, Inc. (a)	3,251	150,001
Vera Therapeutics, Inc. (a)	1,531	77,530
Veracyte, Inc. (a)	2,218	93,378
Verastem, Inc. (a)	1,246	9,619
Vericel Corp. (a)	1,452	52,287
	Number of Shares	Fair Value
Vertex Pharmaceuticals, Inc. (a)	1,659	$752,124
Viking Therapeutics, Inc. (a)	800	28,144
Vir Biotechnology, Inc. (a)	2,476	14,930
Viridian Therapeutics, Inc. (a)	2,302	71,638
Voyager Therapeutics, Inc. (a)	1,164	4,575
Xencor, Inc. (a)	2,078	31,814
XOMA Royalty Corp. (a)	309	8,216
Zenas Biopharma, Inc. (a)	468	16,993
Zymeworks, Inc. (a)	1,467	38,626
		15,500,279
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	17	3,317
Molson Coors Beverage Co., Class B	980	45,747
		49,064
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	950	9,044
Entravision Communications Corp., Class A	1,509	4,421
EW Scripps Co., Class A (a)	1,644	6,560
Fox Corp., Class A	1,400	102,298
Fox Corp., Class B	800	51,944
Gray Media, Inc.	2,380	11,519
iHeartMedia, Inc., Class A (a)	3,261	13,566
Newsmax, Inc. (a)	1,369	10,582
Nexstar Media Group, Inc.	214	43,453
Sinclair, Inc.	1,071	16,386
TEGNA, Inc.	4,666	90,567
		360,340
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	61,893	14,286,142
eBay, Inc.	3,028	263,739
Etsy, Inc. (a)	591	32,765
Groupon, Inc. (a)	677	11,922
Kohl's Corp.	3,157	64,434
Macy's, Inc.	1,400	30,870
Ollie's Bargain Outlet Holdings, Inc. (a)	400	43,844
Savers Value Village, Inc. (a)	1,029	9,611
		14,743,327
Building Products - 0.3%
A.O. Smith Corp.	906	60,593
AAON, Inc.	500	38,125

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Advanced Drainage Systems, Inc.	400	$57,932
Allegion PLC	556	88,526
American Woodmark Corp. (a)	405	21,829
Apogee Enterprises, Inc.	617	22,465
Armstrong World Industries, Inc.	300	57,330
AZZ, Inc.	861	92,282
Builders FirstSource, Inc. (a)	700	72,023
Carlisle Cos., Inc.	235	75,167
Carrier Global Corp.	5,252	277,516
CSW Industrials, Inc.	463	135,904
Fortune Brands Innovations, Inc.	735	36,765
Gibraltar Industries, Inc. (a)	835	41,282
Griffon Corp.	1,112	81,899
Hayward Holdings, Inc. (a)	1,700	26,265
Insteel Industries, Inc.	520	16,468
Janus International Group, Inc. (a)	3,976	26,003
JELD-WEN Holding, Inc. (a)	2,912	7,164
Johnson Controls International PLC	4,265	510,734
Lennox International, Inc.	198	96,145
Masco Corp.	1,500	95,190
Masterbrand, Inc. (a)	3,552	39,214
Modine Manufacturing Co. (a)	1,491	199,063
Owens Corning	367	41,071
Quanex Building Products Corp.	1,332	20,486
Resideo Technologies, Inc. (a)	3,724	130,787
Simpson Manufacturing Co., Inc.	300	48,441
Tecnoglass, Inc.	719	36,180
Trane Technologies PLC	1,426	554,999
Trex Co., Inc. (a)	596	20,908
UFP Industries, Inc.	1,651	150,324
Zurn Elkay Water Solutions Corp.	4,277	198,838
		3,377,918
Cable & Satellite - 0.1%
Cable One, Inc.	144	16,250
Charter Communications, Inc., Class A (a)	573	119,614
Comcast Corp., Class A	23,643	706,689
EchoStar Corp., Class A (a)	3,866	420,234
Liberty Broadband Corp., Class A (a)	180	8,690
Liberty Broadband Corp., Class C (a)	700	34,020
	Number of Shares	Fair Value
Optimum Communications, Inc., Class A (a)	7,189	$11,862
Sirius XM Holdings, Inc.	913	18,256
		1,335,615
Cargo Ground Transportation - 0.1%
ArcBest Corp.	641	47,556
Covenant Logistics Group, Inc.	403	8,882
Heartland Express, Inc.	1,208	10,908
JB Hunt Transport Services, Inc.	454	88,230
Knight-Swift Transportation Holdings, Inc.	822	42,974
Landstar System, Inc.	244	35,063
Marten Transport Ltd.	1,632	18,572
Old Dominion Freight Line, Inc.	1,258	197,254
PAMT Corp. (a)	196	2,368
Proficient Auto Logistics, Inc. (a)	600	5,784
RXO, Inc. (a)	4,687	59,244
Ryder System, Inc.	294	56,269
Saia, Inc. (a)	176	57,468
Schneider National, Inc., Class B	700	18,571
U-Haul Holding Co.	647	30,241
Universal Logistics Holdings, Inc.	247	3,752
Werner Enterprises, Inc.	1,724	51,737
XPO, Inc. (a)	700	95,137
		830,010
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,503	17,149
Bally's Corp. (a)	263	4,345
Boyd Gaming Corp.	400	34,096
Brightstar Lottery PLC	3,025	46,827
Caesars Entertainment, Inc. (a)	1,059	24,770
Churchill Downs, Inc.	390	44,374
DraftKings, Inc., Class A (a)	3,000	103,380
Golden Entertainment, Inc.	557	15,145
Inspired Entertainment, Inc. (a)	748	7,001
Las Vegas Sands Corp.	1,959	127,512
MGM Resorts International (a)	1,200	43,788
Monarch Casino & Resort, Inc.	378	36,175
Penn Entertainment, Inc. (a)	700	10,325
Red Rock Resorts, Inc., Class A	1,415	87,659

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Rush Street Interactive, Inc. (a)	2,642	$51,334
Wynn Resorts Ltd.	570	68,588
		722,468
Coal & Consumable Fuels - 0.1%
Centrus Energy Corp., Class A (a)	486	117,981
Core Natural Resources, Inc.	1,469	130,021
Energy Fuels, Inc. (a)	6,586	95,761
Lightbridge Corp. (a)	569	7,192
NACCO Industries, Inc., Class A	108	5,296
Peabody Energy Corp.	3,467	102,970
Uranium Energy Corp. (a)	13,566	158,451
XCF Global, Inc., Class A (a)	1,217	332
		618,004
Commercial & Residential Mortgage Finance - 0.1%
Better Home & Finance Holding Co. (a)	178	5,799
Enact Holdings, Inc.	796	31,553
Essent Group Ltd.	2,694	175,137
Federal Agricultural Mortgage Corp., Class C	262	45,999
Finance of America Cos., Inc., Class A (a)	150	3,632
loanDepot, Inc., Class A (a)	2,727	5,645
Merchants Bancorp	760	25,886
MGIC Investment Corp.	1,200	35,064
NMI Holdings, Inc. (a)	2,266	92,430
Onity Group, Inc. (a)	175	8,013
PennyMac Financial Services, Inc.	829	109,295
Radian Group, Inc.	3,850	138,562
Rocket Cos., Inc., Class A	6,200	120,032
Security National Financial Corp., Class A (a)	493	4,442
Velocity Financial, Inc. (a)	328	6,809
Walker & Dunlop, Inc.	950	57,143
Waterstone Financial, Inc.	479	7,927
		873,368
Commercial Printing - 0.0%*
Deluxe Corp.	1,300	29,029
Ennis, Inc.	661	11,905
Quad/Graphics, Inc.	845	5,298
		46,232
Commodity Chemicals - 0.0%*
AdvanSix, Inc.	709	12,266
	Number of Shares	Fair Value
Cabot Corp.	1,534	$101,673
Core Molding Technologies, Inc. (a)	238	4,772
Dow, Inc.	5,036	117,742
Hawkins, Inc.	565	80,264
Koppers Holdings, Inc.	535	14,488
Kronos Worldwide, Inc.	453	2,002
LyondellBasell Industries NV, Class A	1,634	70,752
Mativ Holdings, Inc.	1,573	19,112
Olin Corp.	490	10,207
PureCycle Technologies, Inc. (a)	3,851	33,080
Trinseo PLC	1,131	562
Tronox Holdings PLC	3,277	13,665
Westlake Corp.	200	14,788
		495,373
Communications Equipment - 0.4%
ADTRAN Holdings, Inc. (a)	2,077	18,049
Applied Optoelectronics, Inc. (a)	1,612	56,194
Arista Networks, Inc. (a)	6,616	866,895
Aviat Networks, Inc. (a)	355	7,590
BK Technologies Corp. (a)	86	6,415
Calix, Inc. (a)	1,711	90,563
Ciena Corp. (a)	879	205,572
Cisco Systems, Inc.	25,566	1,969,349
Clearfield, Inc. (a)	307	8,949
CommScope Holding Co., Inc. (a)	6,203	112,460
Digi International, Inc. (a)	1,022	44,242
Extreme Networks, Inc. (a)	3,805	63,353
F5, Inc. (a)	400	102,104
Harmonic, Inc. (a)	3,327	32,904
Inseego Corp. (a)	418	4,293
Lumentum Holdings, Inc. (a)	400	147,436
Motorola Solutions, Inc.	1,083	415,136
NETGEAR, Inc. (a)	811	19,894
NetScout Systems, Inc. (a)	2,016	54,553
Ribbon Communications, Inc. (a)	2,967	8,545
Ubiquiti, Inc.	39	21,581
Viasat, Inc. (a)	3,563	122,781
Viavi Solutions, Inc. (a)	6,277	111,856
		4,490,714
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,218	81,521
GameStop Corp., Class A (a)	3,100	62,248
		143,769

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Construction & Engineering - 0.3%
AECOM	800	$76,264
Ameresco, Inc., Class A (a)	949	27,796
API Group Corp. (a)	2,700	103,302
Arcosa, Inc.	1,380	146,722
Argan, Inc.	386	120,942
Bowman Consulting Group Ltd. (a)	386	12,746
Centuri Holdings, Inc. (a)	2,258	57,015
Comfort Systems USA, Inc.	231	215,590
Concrete Pumping Holdings, Inc.	518	3,476
Construction Partners, Inc., Class A (a)	1,333	144,697
Dycom Industries, Inc. (a)	798	269,644
EMCOR Group, Inc.	284	173,748
Everus Construction Group, Inc. (a)	275	23,529
Ferrovial SE	3,139	204,016
Fluor Corp. (a)	4,580	181,505
Granite Construction, Inc.	1,243	143,380
Great Lakes Dredge & Dock Corp. (a)	1,950	25,584
IES Holdings, Inc. (a)	256	99,589
Legence Corp., Class A (a)	1,068	45,967
Limbach Holdings, Inc. (a)	310	24,134
MasTec, Inc. (a)	400	86,948
Matrix Service Co. (a)	839	9,816
MYR Group, Inc. (a)	437	95,485
NWPX Infrastructure, Inc. (a)	270	16,872
Orion Group Holdings, Inc. (a)	1,174	11,670
Primoris Services Corp.	1,539	191,051
Quanta Services, Inc.	955	403,067
Southland Holdings, Inc. (a)	505	1,677
Sterling Infrastructure, Inc. (a)	850	260,295
Tutor Perini Corp.	1,291	86,523
Valmont Industries, Inc.	139	55,922
WillScot Holdings Corp.	1,340	25,232
		3,344,204
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	480	46,992
Astec Industries, Inc.	651	28,201
Atmus Filtration Technologies, Inc.	2,369	122,975
Blue Bird Corp. (a)	889	41,783
Caterpillar, Inc.	3,006	1,722,047
Cummins, Inc.	890	454,301
Douglas Dynamics, Inc.	659	21,516
Federal Signal Corp.	1,708	185,472
	Number of Shares	Fair Value
Greenbrier Cos., Inc.	845	$39,495
Manitowoc Co., Inc. (a)	1,088	13,045
Microvast Holdings, Inc. (a)	5,597	15,672
Miller Industries, Inc.	293	10,949
Oshkosh Corp.	400	50,252
PACCAR, Inc.	3,385	370,691
REV Group, Inc.	1,406	85,499
Terex Corp.	1,826	97,472
Trinity Industries, Inc.	2,318	61,288
Wabash National Corp.	1,113	9,628
Westinghouse Air Brake Technologies Corp.	1,131	241,412
		3,618,690
Construction Materials - 0.2%
Buzzi SpA	493	30,108
CRH PLC	4,470	557,856
Eagle Materials, Inc.	200	41,336
Holcim AG	3,124	306,623
James Hardie Industries PLC (a)	723	15,002
Knife River Corp. (a)	1,622	114,108
Martin Marietta Materials, Inc.	407	253,423
Smith-Midland Corp. (a)	110	3,997
U.S. Lime & Minerals, Inc.	321	38,437
Vulcan Materials Co.	846	241,296
		1,602,186
Consumer Electronics - 0.0%*
Garmin Ltd.	1,074	217,861
Sonos, Inc. (a)	3,363	59,054
		276,915
Consumer Finance - 0.4%
Ally Financial, Inc.	1,587	71,875
American Express Co.	3,477	1,286,316
Atlanticus Holdings Corp. (a)	172	11,515
Bread Financial Holdings, Inc.	1,320	97,720
Capital One Financial Corp.	4,079	988,587
Consumer Portfolio Services, Inc. (a)	167	1,558
Credit Acceptance Corp. (a)	39	17,295
Dave, Inc. (a)	299	66,202
Encore Capital Group, Inc. (a)	627	34,078
Enova International, Inc. (a)	684	107,525
FirstCash Holdings, Inc.	1,127	179,621
Green Dot Corp., Class A (a)	1,551	19,868
Jefferson Capital, Inc.	227	5,071
LendingClub Corp. (a)	3,264	61,820
LendingTree, Inc. (a)	322	17,095
Medallion Financial Corp.	468	4,816

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Navient Corp.	2,030	$26,390
Nelnet, Inc., Class A	323	42,946
NerdWallet, Inc., Class A (a)	1,156	15,664
OneMain Holdings, Inc.	900	60,795
Oportun Financial Corp. (a)	987	5,221
OppFi, Inc.	637	6,663
PRA Group, Inc. (a)	1,106	19,565
PROG Holdings, Inc.	1,162	34,267
Regional Management Corp.	237	9,184
SLM Corp.	1,300	35,178
SoFi Technologies, Inc. (a)	7,800	204,204
Synchrony Financial	2,348	195,894
Upstart Holdings, Inc. (a)	2,447	107,007
World Acceptance Corp. (a)	70	9,827
		3,743,767
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	900	81,027
Costco Wholesale Corp.	2,849	2,456,807
Dollar General Corp.	1,337	177,514
Dollar Tree, Inc. (a)	1,326	163,111
PriceSmart, Inc.	726	89,058
Target Corp.	3,054	298,529
Walmart, Inc.	27,991	3,118,477
		6,384,523
Copper - 0.0%*
Freeport-McMoRan, Inc.	9,038	459,040
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,151	332,781
Equinix, Inc.	611	468,124
		800,905
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	747	166,708
Concentrix Corp.	152	6,320
Conduent, Inc. (a)	4,847	9,306
CSG Systems International, Inc.	801	61,429
ExlService Holdings, Inc. (a)	1,000	42,440
Genpact Ltd.	1,170	54,733
IBEX Holdings Ltd. (a)	292	11,149
Maximus, Inc.	1,607	138,716
SS&C Technologies Holdings, Inc.	1,400	122,388
TTEC Holdings, Inc. (a)	439	1,580
Verra Mobility Corp. (a)	4,524	101,383
		716,152
	Number of Shares	Fair Value
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	$15,786
Brown-Forman Corp., Class B	735	19,154
Constellation Brands, Inc., Class A	998	137,684
MGP Ingredients, Inc.	440	10,692
		183,316
Distributors - 0.0%*
Genuine Parts Co.	990	121,731
GigaCloud Technology, Inc., Class A (a)	726	28,517
Gold.com, Inc.	528	17,979
LKQ Corp.	1,446	43,669
Pool Corp.	243	55,586
Weyco Group, Inc.	175	5,353
		272,835
Diversified Banks - 1.2%
Bank of America Corp.	42,741	2,350,755
Citigroup, Inc.	11,390	1,329,099
Comerica, Inc.	964	83,801
Fifth Third Bancorp	4,093	191,593
First Citizens BancShares, Inc., Class A	63	135,209
JPMorgan Chase & Co.	17,497	5,637,883
KeyCorp	6,451	133,149
PNC Financial Services Group, Inc.	2,505	522,869
U.S. Bancorp	10,240	546,406
Wells Fargo & Co.	20,229	1,885,343
		12,816,107
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	285	12,700
Diversified Chemicals - 0.0%*
Chemours Co.	4,291	50,591
Huntsman Corp.	1,211	12,110
LSB Industries, Inc. (a)	1,480	12,580
		75,281
Diversified Financial Services - 0.1%
Alerus Financial Corp.	633	14,255
Apollo Global Management, Inc.	2,734	395,774
Corebridge Financial, Inc.	1,901	57,353
Equitable Holdings, Inc.	2,200	104,830
Jackson Financial, Inc., Class A	1,971	210,207
NewtekOne, Inc.	645	7,321

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Voya Financial, Inc.	500	$37,245
		826,985
Diversified Metals & Mining - 0.0%*
American Battery Technology Co. (a)	2,390	7,983
Compass Minerals International, Inc. (a)	971	19,070
Contango ORE, Inc. (a)	311	8,213
Ferroglobe PLC (a)(c)(d)**	1,316	—
Ferroglobe PLC (d)	3,316	15,386
Idaho Strategic Resources, Inc. (a)	355	14,306
Ivanhoe Electric, Inc. (a)	3,072	49,091
Materion Corp.	599	74,468
MP Materials Corp. (a)	800	40,416
NioCorp Developments Ltd. (a)	3,089	16,372
U.S. Antimony Corp. (a)	3,429	17,214
U.S. Gold Corp. (a)	352	6,832
USA Rare Earth, Inc. (a)	2,538	30,202
		299,553
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	466	6,944
St. Joe Co.	1,098	65,188
Tejon Ranch Co. (a)	657	10,361
		82,493
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	2,044	42,188
Alpine Income Property Trust, Inc.	462	7,725
American Assets Trust, Inc.	1,533	29,020
Armada Hoffler Properties, Inc.	2,210	14,630
Broadstone Net Lease, Inc.	5,370	93,277
CTO Realty Growth, Inc.	844	15,538
Essential Properties Realty Trust, Inc.	5,648	167,520
Gladstone Commercial Corp.	1,277	13,625
Global Net Lease, Inc.	5,715	49,149
Modiv Industrial, Inc.	301	4,331
NexPoint Diversified Real Estate Trust	1,030	3,945
WP Carey, Inc.	1,511	97,248
		538,196
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,936	39,587
	Number of Shares	Fair Value
Cintas Corp.	2,242	$421,653
Copart, Inc. (a)	5,866	229,654
Healthcare Services Group, Inc. (a)	2,031	38,833
Liquidity Services, Inc. (a)	652	19,762
OPENLANE, Inc. (a)	2,979	88,714
UniFirst Corp.	422	81,404
Vestis Corp.	3,256	21,717
		941,324
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	1,030	106,574
American Public Education, Inc. (a)	485	18,333
Bright Horizons Family Solutions, Inc. (a)	491	49,788
Coursera, Inc. (a)	4,092	30,117
Duolingo, Inc. (a)	232	40,716
Graham Holdings Co., Class B	93	102,170
Grand Canyon Education, Inc. (a)	200	33,262
KinderCare Learning Cos., Inc. (a)	731	3,158
Laureate Education, Inc. (a)	3,666	123,434
Lincoln Educational Services Corp. (a)	829	20,020
McGraw Hill, Inc. (a)	636	10,494
Nerdy, Inc. (a)	2,003	2,083
Perdoceo Education Corp.	1,839	53,938
Phoenix Education Partners, Inc. (a)	143	4,333
Strategic Education, Inc.	656	52,611
Stride, Inc. (a)	1,238	80,383
Udemy, Inc. (a)	2,681	15,684
Universal Technical Institute, Inc. (a)	1,386	36,216
		783,314
Electric Utilities - 0.6%
Alliant Energy Corp.	1,656	107,657
American Electric Power Co., Inc.	3,466	399,664
Constellation Energy Corp.	2,057	726,676
Duke Energy Corp.	5,079	595,310
Edison International	2,311	138,706
Entergy Corp.	2,748	253,998
Evergy, Inc.	1,387	100,544
Eversource Energy	2,484	167,248
Exelon Corp.	6,512	283,858
FirstEnergy Corp.	3,698	165,559
Genie Energy Ltd., Class B	653	8,998

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Hawaiian Electric Industries, Inc. (a)	5,028	$61,844
IDACORP, Inc.	300	37,968
MGE Energy, Inc.	1,070	83,909
NextEra Energy, Inc.	13,338	1,070,775
NRG Energy, Inc.	1,261	200,802
OGE Energy Corp.	1,150	49,105
Oklo, Inc. (a)	3,095	222,097
Otter Tail Corp.	1,118	90,346
PG&E Corp.	13,980	224,659
Pinnacle West Capital Corp.	784	69,541
Portland General Electric Co.	3,212	154,144
PPL Corp.	4,760	166,695
Southern Co.	7,157	624,090
TXNM Energy, Inc.	2,864	168,632
Xcel Energy, Inc.	3,853	284,583
		6,457,408
Electrical Components & Equipment - 0.5%
Acuity, Inc.	200	72,008
Allient, Inc.	420	22,575
American Superconductor Corp. (a)	1,221	35,140
AMETEK, Inc.	1,507	309,402
Amprius Technologies, Inc. (a)	2,759	21,769
Array Technologies, Inc. (a)	4,252	39,203
Atkore, Inc.	970	61,353
Eaton Corp. PLC	2,518	802,008
Emerson Electric Co.	3,699	490,931
EnerSys	1,060	155,555
Enovix Corp. (a)	4,898	35,804
Eos Energy Enterprises, Inc. (a)	8,900	101,994
Fluence Energy, Inc. (a)	1,840	36,395
Generac Holdings, Inc. (a)	398	54,275
Hubbell, Inc.	359	159,435
Hyliion Holdings Corp. (a)	3,791	6,975
KULR Technology Group, Inc. (a)	1,021	3,022
LSI Industries, Inc.	731	13,392
Nextpower, Inc., Class A (a)	4,159	362,291
nVent Electric PLC	1,000	101,970
Plug Power, Inc. (a)	31,583	62,219
Powell Industries, Inc.	270	86,071
Preformed Line Products Co.	67	13,850
Regal Rexnord Corp.	467	65,529
Rockwell Automation, Inc.	725	282,076
Schneider Electric SE	3,368	929,159
Sensata Technologies Holding PLC	1,000	33,290
Shoals Technologies Group, Inc., Class A (a)	4,710	40,035
	Number of Shares	Fair Value
SKYX Platforms Corp. (a)	1,443	$3,131
SunPower, Inc. (a)	2,039	3,201
Sunrun, Inc. (a)	6,448	118,643
Thermon Group Holdings, Inc. (a)	973	36,157
Vertiv Holdings Co., Class A	2,493	403,891
Vicor Corp. (a)	663	72,665
		5,035,414
Electronic Components - 0.2%
Amphenol Corp., Class A	7,848	1,060,579
Bel Fuse, Inc., Class A	47	7,135
Bel Fuse, Inc., Class B	292	49,532
Belden, Inc.	1,129	131,585
Coherent Corp. (a)	953	175,895
Corning, Inc.	5,087	445,418
Knowles Corp. (a)	2,402	51,475
Littelfuse, Inc.	190	48,055
M-Tron Industries, Inc. (a)	84	4,470
Rogers Corp. (a)	520	47,616
Vishay Intertechnology, Inc.	3,452	50,019
		2,071,779
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	832	4,368
Advanced Energy Industries, Inc.	1,073	224,654
Aeva Technologies, Inc. (a)	990	13,147
Arlo Technologies, Inc. (a)	2,778	38,864
Badger Meter, Inc.	843	147,028
Cognex Corp.	939	33,785
Crane NXT Co.	300	14,121
Daktronics, Inc. (a)	1,082	21,391
Evolv Technologies Holdings, Inc. (a)	4,406	31,547
Frequency Electronics, Inc. (a)	208	11,199
Itron, Inc. (a)	1,289	119,697
Keysight Technologies, Inc. (a)	1,163	236,310
MicroVision, Inc. (a)	7,880	6,525
Mirion Technologies, Inc. (a)	6,847	160,357
Napco Security Technologies, Inc.	966	40,282
nLight, Inc. (a)	1,336	50,113
Novanta, Inc. (a)	1,024	121,846
OSI Systems, Inc. (a)	466	118,858
Ouster, Inc. (a)	1,506	32,590
Powerfleet, Inc. NJ (a)	3,476	18,492
Ralliant Corp.	676	34,415
Red Cat Holdings, Inc. (a)	2,490	19,746

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	308	$157,305
Trimble, Inc. (a)	1,532	120,032
Vishay Precision Group, Inc. (a)	320	12,320
Vontier Corp.	799	29,707
Vuzix Corp. (a)	1,979	7,481
Zebra Technologies Corp., Class A (a)	359	87,172
		1,913,352
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,002	42,845
CTS Corp.	803	34,425
Flex Ltd. (a)	2,400	145,008
IPG Photonics Corp. (a)	300	21,480
Jabil, Inc.	714	162,806
Kimball Electronics, Inc. (a)	707	19,669
Methode Electronics, Inc.	1,018	6,760
Neonode, Inc. (a)	420	731
Plexus Corp. (a)	762	112,014
Sanmina Corp. (a)	1,487	223,154
TTM Technologies, Inc. (a)	2,912	200,928
		969,820
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	1,720	72,756
BrightView Holdings, Inc. (a)	2,108	26,708
Casella Waste Systems, Inc., Class A (a)	1,788	175,117
Clean Harbors, Inc. (a)	300	70,344
Enviri Corp. (a)	2,243	40,195
GFL Environmental, Inc.	1,502	64,605
Mobile Infrastructure Corp. (a)	792	2,020
Montrose Environmental Group, Inc. (a)	905	22,471
Perma-Fix Environmental Services, Inc. (a)	516	6,496
Republic Services, Inc.	1,280	271,270
Rollins, Inc.	1,878	112,718
Tetra Tech, Inc.	1,750	58,695
Veralto Corp.	1,650	164,637
Waste Management, Inc.	2,389	524,887
		1,612,919
Fertilizers & Agricultural Chemicals - 0.0%*
American Vanguard Corp. (a)	730	2,789
CF Industries Holdings, Inc.	982	75,948
Corteva, Inc.	4,482	300,428
FMC Corp.	634	8,793
Intrepid Potash, Inc. (a)	282	7,820
	Number of Shares	Fair Value
Mosaic Co.	2,347	$56,539
Scotts Miracle-Gro Co.	262	15,288
		467,605
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	382	3,835
Cboe Global Markets, Inc.	658	165,158
CME Group, Inc.	2,322	634,092
Coinbase Global, Inc., Class A (a)	1,400	316,596
Donnelley Financial Solutions, Inc. (a)	737	34,411
FactSet Research Systems, Inc.	236	68,485
Intercontinental Exchange, Inc.	3,643	590,020
MarketAxess Holdings, Inc.	222	40,237
MarketWise, Inc.	49	736
Miami International Holdings, Inc. (a)	679	30,134
Moody's Corp.	1,015	518,513
Morningstar, Inc.	190	41,289
MSCI, Inc.	458	262,768
Nasdaq, Inc.	2,918	283,425
Open Lending Corp. (a)	3,050	4,728
S&P Global, Inc.	1,973	1,031,070
Tradeweb Markets, Inc., Class A	763	82,053
Value Line, Inc.	20	769
		4,108,319
Food Distributors - 0.1%
Andersons, Inc.	933	49,607
Chefs' Warehouse, Inc. (a)	1,051	65,509
HF Foods Group, Inc. (a)	1,048	2,253
Performance Food Group Co. (a)	1,100	98,912
Sysco Corp.	3,198	235,661
U.S. Foods Holding Corp. (a)	1,500	112,980
United Natural Foods, Inc. (a)	1,728	58,182
		623,104
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	39,491
Casey's General Stores, Inc.	259	143,152
Grocery Outlet Holding Corp. (a)	2,798	28,260
Ingles Markets, Inc., Class A	432	29,614
Kroger Co.	3,809	237,986
Maplebear, Inc. (a)	1,200	53,976
Natural Grocers by Vitamin Cottage, Inc.	340	8,517

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Sprouts Farmers Market, Inc. (a)	600	$47,802
Village Super Market, Inc., Class A	243	8,601
Weis Markets, Inc.	395	25,315
		622,714
Footwear - 0.1%
Crocs, Inc. (a)	300	25,656
Deckers Outdoor Corp. (a)	1,030	106,780
NIKE, Inc., Class B	7,431	473,429
Rocky Brands, Inc.	215	6,306
Steven Madden Ltd.	2,029	84,488
Wolverine World Wide, Inc.	2,254	40,910
		737,569
Forest Products - 0.0%*
Louisiana-Pacific Corp.	500	40,380
Gas Utilities - 0.1%
Atmos Energy Corp.	1,034	173,329
Chesapeake Utilities Corp.	663	82,716
MDU Resources Group, Inc.	700	13,664
National Fuel Gas Co.	580	46,435
New Jersey Resources Corp.	2,868	132,272
Northwest Natural Holding Co.	1,156	54,032
ONE Gas, Inc.	1,700	131,325
RGC Resources, Inc.	238	5,069
Southwest Gas Holdings, Inc.	1,839	147,157
Spire, Inc.	1,657	137,034
UGI Corp.	1,300	48,659
		971,692
Gold - 0.1%
Coeur Mining, Inc. (a)	18,248	325,362
Dakota Gold Corp. (a)	2,784	15,813
Newmont Corp.	7,057	704,641
Perpetua Resources Corp. (a)	2,450	59,315
Royal Gold, Inc.	563	125,149
		1,230,280
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,092	53,442
American Healthcare REIT, Inc.	4,814	226,547
CareTrust REIT, Inc.	6,399	231,388
Community Healthcare Trust, Inc.	875	14,368
Diversified Healthcare Trust	6,469	31,375
Global Medical REIT, Inc.	346	11,674
	Number of Shares	Fair Value
Healthcare Realty Trust, Inc.	2,600	$44,070
Healthpeak Properties, Inc.	4,936	79,371
LTC Properties, Inc.	1,275	43,835
Medical Properties Trust, Inc.	3,500	17,500
National Health Investors, Inc.	1,343	102,565
Omega Healthcare Investors, Inc.	1,936	85,842
Sabra Health Care REIT, Inc.	6,746	127,769
Sila Realty Trust, Inc.	1,652	38,508
Strawberry Fields REIT, Inc.	242	3,170
Universal Health Realty Income Trust	356	13,959
Ventas, Inc.	3,003	232,372
Welltower, Inc.	4,494	834,131
		2,191,886
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,999	29,870
Cardinal Health, Inc.	1,535	315,443
Cencora, Inc.	1,198	404,625
Henry Schein, Inc. (a)	752	56,836
McKesson Corp.	787	645,568
Owens & Minor, Inc. (a)	2,364	6,619
		1,458,961
Healthcare Equipment - 0.9%
Abbott Laboratories	11,110	1,391,972
Accuray, Inc. (a)	2,707	2,232
Alphatec Holdings, Inc. (a)	3,356	70,610
AngioDynamics, Inc. (a)	1,073	13,777
Anteris Technologies Global Corp. (a)	1,160	5,788
Artivion, Inc. (a)	1,137	51,859
AtriCure, Inc. (a)	1,381	54,632
Axogen, Inc. (a)	1,295	42,385
Baxter International, Inc.	3,217	61,477
Becton Dickinson & Co.	1,835	356,118
Beta Bionics, Inc. (a)	1,132	34,492
Boston Scientific Corp. (a)	9,479	903,823
Butterfly Network, Inc. (a)	5,473	20,797
Carlsmed, Inc. (a)	234	2,890
Ceribell, Inc. (a)	770	16,886
ClearPoint Neuro, Inc. (a)	693	9,480
CONMED Corp.	926	37,596
CVRx, Inc. (a)	436	3,096
Delcath Systems, Inc. (a)	998	10,080
Dexcom, Inc. (a)	2,480	164,598
Edwards Lifesciences Corp. (a)	3,751	319,773
Electromed, Inc. (a)	217	6,319
Enovis Corp. (a)	1,601	42,651

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Envista Holdings Corp. (a)	1,100	$23,881
GE HealthCare Technologies, Inc.	2,829	232,035
Glaukos Corp. (a)	1,589	179,414
Globus Medical, Inc., Class A (a)	680	59,371
Hologic, Inc. (a)	1,500	111,735
IDEXX Laboratories, Inc. (a)	532	359,914
Inogen, Inc. (a)	743	4,993
Inspire Medical Systems, Inc. (a)	165	15,218
Insulet Corp. (a)	468	133,024
Integer Holdings Corp. (a)	997	78,195
Integra LifeSciences Holdings Corp. (a)	1,963	24,380
Intuitive Surgical, Inc. (a)	2,265	1,282,805
iRadimed Corp.	237	23,055
iRhythm Technologies, Inc. (a)	906	160,761
Kestra Medical Technologies Ltd. (a)	566	15,010
KORU Medical Systems, Inc. (a)	1,346	7,820
LeMaitre Vascular, Inc.	594	48,173
LENSAR, Inc. (a)	308	3,582
LivaNova PLC (a)	1,543	94,941
Lucid Diagnostics, Inc. (a)	2,755	3,003
Masimo Corp. (a)	276	35,897
Medtronic PLC	8,351	802,197
Myomo, Inc. (a)	1,721	1,566
Neuronetics, Inc. (a)	1,175	1,622
NeuroPace, Inc. (a)	714	11,024
Novocure Ltd. (a)	3,008	38,893
Omnicell, Inc. (a)	1,317	59,660
Orthofix Medical, Inc. (a)	1,082	16,403
Outset Medical, Inc. (a)	567	2,104
Penumbra, Inc. (a)	220	68,400
PROCEPT BioRobotics Corp. (a)	1,496	47,064
Pro-Dex, Inc. (a)	73	2,809
Pulmonx Corp. (a)	654	1,445
Pulse Biosciences, Inc. (a)	558	7,661
QuidelOrtho Corp. (a)	1,935	55,264
ResMed, Inc.	949	228,586
SANUWAVE Health, Inc. (a)	215	6,416
Semler Scientific, Inc. (a)	306	4,679
Shoulder Innovations, Inc. (a)	164	2,345
SI-BONE, Inc. (a)	1,068	21,061
Sight Sciences, Inc. (a)	1,203	9,540
Stereotaxis, Inc. (a)	1,739	4,000
STERIS PLC	660	167,323
Stryker Corp.	2,253	791,862
	Number of Shares	Fair Value
Tactile Systems Technology, Inc. (a)	664	$19,256
Tandem Diabetes Care, Inc. (a)	1,978	43,476
Teleflex, Inc.	310	37,832
TransMedics Group, Inc. (a)	967	117,636
Treace Medical Concepts, Inc. (a)	1,530	3,749
Varex Imaging Corp. (a)	1,128	13,141
Zimmer Biomet Holdings, Inc.	1,296	116,536
		9,224,088
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	400	5,676
Ardent Health, Inc. (a)	726	6,411
Brookdale Senior Living, Inc. (a)	6,641	71,656
Community Health Systems, Inc. (a)	3,400	10,608
Concentra Group Holdings Parent, Inc.	3,368	66,282
Encompass Health Corp.	600	63,684
Ensign Group, Inc.	1,600	278,720
HCA Healthcare, Inc.	1,073	500,941
Joint Corp. (a)	313	2,729
National HealthCare Corp.	362	49,627
Nutex Health, Inc. (a)	95	15,639
Oncology Institute, Inc. (a)	1,910	6,800
PACS Group, Inc. (a)	1,262	48,448
Select Medical Holdings Corp.	3,099	46,020
Sonida Senior Living, Inc. (a)	148	4,826
Surgery Partners, Inc. (a)	2,290	35,381
Tenet Healthcare Corp. (a)	600	119,232
U.S. Physical Therapy, Inc.	446	34,828
Universal Health Services, Inc., Class B	320	69,766
		1,437,274
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	523	56,165
agilon health, Inc. (a)	7,727	5,322
AirSculpt Technologies, Inc. (a)	496	982
AMN Healthcare Services, Inc. (a)	1,069	16,847
Astrana Health, Inc. (a)	1,201	29,797
Aveanna Healthcare Holdings, Inc. (a)	2,005	16,381
BrightSpring Health Services, Inc. (a)	3,112	116,544
Castle Biosciences, Inc. (a)	837	32,559

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Chemed Corp.	98	$41,930
Cigna Group	1,680	462,386
CorVel Corp. (a)	839	56,775
Cross Country Healthcare, Inc. (a)	1,037	8,400
CVS Health Corp.	8,239	653,847
DaVita, Inc. (a)	287	32,606
DocGo, Inc. (a)	3,969	3,484
Enhabit, Inc. (a)	1,347	12,419
Fulgent Genetics, Inc. (a)	575	15,105
GeneDx Holdings Corp. (a)	544	70,753
Guardant Health, Inc. (a)	3,461	353,507
Guardian Pharmacy Services, Inc., Class A (a)	543	16,339
Hims & Hers Health, Inc. (a)	5,832	189,365
Innovage Holding Corp. (a)	473	2,455
Labcorp Holdings, Inc.	507	127,196
LifeStance Health Group, Inc. (a)	4,793	33,743
National Research Corp.	299	5,612
NeoGenomics, Inc. (a)	3,614	42,501
Omada Health, Inc. (a)	317	5,002
OPKO Health, Inc. (a)	11,409	14,375
Option Care Health, Inc. (a)	4,532	144,390
Pediatrix Medical Group, Inc. (a)	2,435	52,085
Pennant Group, Inc. (a)	993	27,953
Privia Health Group, Inc. (a)	3,332	79,002
Quest Diagnostics, Inc.	729	126,503
RadNet, Inc. (a)	1,939	138,348
Strata Critical Medical, Inc. (a)	2,050	9,860
Talkspace, Inc. (a)	3,944	14,317
Viemed Healthcare, Inc. (a)	1,048	7,787
		3,022,642
Healthcare Supplies - 0.1%
Acme United Corp.	107	4,313
Alcon AG	3,057	244,174
Align Technology, Inc. (a)	449	70,111
Avanos Medical, Inc. (a)	1,236	13,880
Bioventus, Inc., Class A (a)	1,227	9,129
Cerus Corp. (a)	5,717	11,777
Cooper Cos., Inc. (a)	1,420	116,383
Dentsply Sirona, Inc.	1,667	19,054
Embecta Corp.	1,714	20,362
Haemonetics Corp. (a)	1,366	109,485
ICU Medical, Inc. (a)	685	97,729
Lantheus Holdings, Inc. (a)	1,932	128,575
Merit Medical Systems, Inc. (a)	1,660	146,312
Neogen Corp. (a)	6,125	42,814
	Number of Shares	Fair Value
OraSure Technologies, Inc. (a)	2,262	$5,474
OrthoPediatrics Corp. (a)	513	9,111
RxSight, Inc. (a)	952	9,920
Sanara Medtech, Inc. (a)	119	2,779
Solventum Corp. (a)	1,048	83,044
STAAR Surgical Co. (a)	1,482	34,219
UFP Technologies, Inc. (a)	214	47,515
Utah Medical Products, Inc.	71	3,973
		1,230,133
Healthcare Technology - 0.1%
Certara, Inc. (a)	500	4,405
Claritev Corp. (a)	197	8,422
Definitive Healthcare Corp. (a)	1,406	4,035
Doximity, Inc., Class A (a)	900	39,852
Evolent Health, Inc., Class A (a)	3,219	12,876
Health Catalyst, Inc. (a)	2,469	5,901
HealthStream, Inc.	682	15,734
HeartFlow, Inc. (a)	559	16,295
LifeMD, Inc. (a)	1,428	4,869
OptimizeRx Corp. (a)	393	4,818
Phreesia, Inc. (a)	1,698	28,730
Schrodinger, Inc. (a)	1,660	29,681
Simulations Plus, Inc. (a)	512	9,334
Teladoc Health, Inc. (a)	5,218	36,526
TruBridge, Inc. (a)	300	6,621
Veeva Systems, Inc., Class A (a)	969	216,310
Waystar Holding Corp. (a)	3,178	104,079
		548,488
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp., Class A (a)	6,237	541,933
GE Vernova, Inc.	1,777	1,161,394
NANO Nuclear Energy, Inc. (a)	1,154	27,708
Net Power, Inc. (a)	898	2,047
NuScale Power Corp. (a)	3,672	52,032
Power Solutions International, Inc. (a)	247	14,114
		1,799,228
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	814	16,500
Cavco Industries, Inc. (a)	222	131,144
Century Communities, Inc.	730	43,326
Champion Homes, Inc. (a)	1,631	137,819
DR Horton, Inc.	1,640	236,209

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Dream Finders Homes, Inc., Class A (a)	838	$14,330
Green Brick Partners, Inc. (a)	901	56,457
Hovnanian Enterprises, Inc., Class A (a)	137	13,363
Installed Building Products, Inc.	659	170,938
KB Home	1,821	102,723
Legacy Housing Corp. (a)	309	6,032
Lennar Corp., Class A	1,401	144,023
LGI Homes, Inc. (a)	592	25,432
M/I Homes, Inc. (a)	739	94,555
Meritage Homes Corp.	2,009	132,192
NVR, Inc. (a)	18	131,270
PulteGroup, Inc.	1,198	140,477
Taylor Morrison Home Corp. (a)	2,728	160,597
Toll Brothers, Inc.	515	69,638
TopBuild Corp. (a)	170	70,922
Tri Pointe Homes, Inc. (a)	2,431	76,504
		1,974,451
Home Furnishing Retail - 0.0%*
Arhaus, Inc. (a)	1,418	15,896
Bed Bath & Beyond, Inc. (a)	1,845	10,074
Haverty Furniture Cos., Inc.	445	10,395
RH (a)	70	12,541
Sleep Number Corp. (a)	666	5,634
Wayfair, Inc., Class A (a)	600	60,246
Williams-Sonoma, Inc.	800	142,872
		257,658
Home Furnishings - 0.0%*
Bassett Furniture Industries, Inc.	266	4,458
Ethan Allen Interiors, Inc.	644	14,709
Flexsteel Industries, Inc.	123	4,857
La-Z-Boy, Inc.	1,163	43,345
Leggett & Platt, Inc.	3,731	41,041
Lovesac Co. (a)	325	4,794
Mohawk Industries, Inc. (a)	300	32,790
Somnigroup International, Inc.	1,300	116,064
		262,058
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	700	42,623
Home Depot, Inc.	6,402	2,202,928
Lowe's Cos., Inc.	3,663	883,369
		3,128,920
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	6,486	$76,859
Braemar Hotels & Resorts, Inc.	1,647	4,727
Chatham Lodging Trust	1,207	8,220
DiamondRock Hospitality Co.	5,945	53,267
Host Hotels & Resorts, Inc.	5,046	89,465
Park Hotels & Resorts, Inc.	1,200	12,552
Pebblebrook Hotel Trust	3,284	37,175
RLJ Lodging Trust	3,959	29,494
Ryman Hospitality Properties, Inc.	1,756	166,153
Service Properties Trust	5,044	9,281
Summit Hotel Properties, Inc.	3,041	14,810
Sunstone Hotel Investors, Inc.	5,245	46,890
Xenia Hotels & Resorts, Inc.	2,740	38,744
		587,637
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	2,790	378,659
Booking Holdings, Inc.	213	1,140,685
Carnival Corp. (a)	7,349	224,439
Choice Hotels International, Inc.	190	18,099
Expedia Group, Inc.	778	220,415
Global Business Travel Group I (a)	3,764	28,795
Hilton Grand Vacations, Inc. (a)	1,753	78,447
Hilton Worldwide Holdings, Inc.	1,446	415,364
Hyatt Hotels Corp., Class A	300	48,096
Lindblad Expeditions Holdings, Inc. (a)	1,033	14,896
Marriott International, Inc., Class A	1,413	438,369
Marriott Vacations Worldwide Corp.	781	45,056
Navan, Inc., Class A (a)	1,078	18,412
Norwegian Cruise Line Holdings Ltd. (a)	2,720	60,710
Royal Caribbean Cruises Ltd.	1,610	449,061
Sabre Corp. (a)	10,533	14,325
Target Hospitality Corp. (a)	837	6,704
Travel & Leisure Co.	300	21,159
Viking Holdings Ltd. (a)	900	64,269
Wyndham Hotels & Resorts, Inc.	600	45,336
		3,731,296
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,449	7,173

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Hamilton Beach Brands Holding Co., Class A	226	$3,718
Helen of Troy Ltd. (a)	630	13,387
SharkNinja, Inc. (a)	500	55,950
Traeger, Inc. (a)	767	828
Whirlpool Corp.	258	18,612
		99,668
Household Products - 0.3%
Central Garden & Pet Co. (a)	217	6,977
Central Garden & Pet Co., Class A (a)	1,414	41,275
Church & Dwight Co., Inc.	1,518	127,284
Clorox Co.	747	75,320
Colgate-Palmolive Co.	5,265	416,040
Energizer Holdings, Inc.	1,806	35,921
Kimberly-Clark Corp.	2,188	220,747
Oil-Dri Corp. of America	274	13,410
Procter & Gamble Co.	15,077	2,160,685
Spectrum Brands Holdings, Inc.	668	39,465
WD-40 Co.	394	77,579
		3,214,703
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	1,870	6,956
Human Resource & Employment Services - 0.1%
Alight, Inc., Class A	12,706	24,777
Asure Software, Inc. (a)	651	6,132
Automatic Data Processing, Inc.	2,639	678,830
Barrett Business Services, Inc.	730	26,433
Dayforce, Inc. (a)	1,005	69,506
First Advantage Corp. (a)	2,337	33,957
HireQuest, Inc.	187	1,965
Insperity, Inc.	1,008	39,030
Kelly Services, Inc., Class A	1,046	9,205
Kforce, Inc.	496	15,336
Korn Ferry	1,501	99,096
ManpowerGroup, Inc.	279	8,295
Paychex, Inc.	2,118	237,597
Paycom Software, Inc.	325	51,792
Paylocity Holding Corp. (a)	290	44,225
Robert Half, Inc.	575	15,617
Skillsoft Corp. (a)	231	2,148
TriNet Group, Inc.	853	50,438
TrueBlue, Inc. (a)	887	4,036
Upwork, Inc. (a)	3,547	70,302
		1,488,717
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	4,900	$70,266
Hallador Energy Co. (a)	866	16,489
Talen Energy Corp. (a)	300	112,452
Vistra Corp.	2,180	351,699
		550,906
Industrial Conglomerates - 0.1%
3M Co.	3,372	539,857
Honeywell International, Inc.	4,124	804,551
		1,344,408
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,416	349,781
Linde PLC	3,039	1,295,799
		1,645,580
Industrial Machinery & Supplies & Components - 0.5%
3D Systems Corp. (a)	4,307	7,623
AirJoule Technologies Corp. (a)	726	2,860
Albany International Corp., Class A	851	43,146
Alliance Laundry Holdings, Inc. (a)	1,261	25,661
CECO Environmental Corp. (a)	828	49,556
Chart Industries, Inc. (a)	1,288	265,624
Columbus McKinnon Corp.	771	13,300
Crane Co.	300	55,329
Donaldson Co., Inc.	700	62,062
Dover Corp.	864	168,687
Eastern Co.	123	2,422
Energy Recovery, Inc. (a)	1,554	20,963
Enerpac Tool Group Corp.	1,531	58,545
Enpro, Inc.	600	128,478
Esab Corp.	333	37,203
ESCO Technologies, Inc.	738	144,198
Flowserve Corp.	900	62,442
Fortive Corp.	1,930	106,555
Franklin Electric Co., Inc.	1,119	106,898
Gates Industrial Corp. PLC (a)	1,600	34,352
Gencor Industries, Inc. (a)	296	3,836
Gorman-Rupp Co.	617	29,462
Graco, Inc.	1,039	85,167
Graham Corp. (a)	301	19,333
Helios Technologies, Inc.	946	50,602
Hillenbrand, Inc.	2,036	64,582
Hillman Solutions Corp. (a)	5,644	48,877
Hyster-Yale, Inc.	377	11,201
IDEX Corp.	447	79,539

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Illinois Tool Works, Inc.	1,832	$451,222
Ingersoll Rand, Inc.	2,601	206,051
ITT, Inc.	500	86,755
JBT Marel Corp.	1,487	224,046
Kadant, Inc.	342	97,477
Kennametal, Inc.	2,196	62,388
L.B. Foster Co., Class A (a)	262	7,061
Lincoln Electric Holdings, Inc.	300	71,892
Mayville Engineering Co., Inc. (a)	365	6,833
Middleby Corp. (a)	310	46,088
Mueller Industries, Inc.	700	80,360
Mueller Water Products, Inc., Class A	4,422	105,332
Nordson Corp.	335	80,544
Omega Flex, Inc.	90	2,650
Otis Worldwide Corp.	2,394	209,116
Palladyne AI Corp. (a)	772	3,289
Parker-Hannifin Corp.	820	720,747
Park-Ohio Holdings Corp.	283	5,926
Pentair PLC	1,080	112,471
Proto Labs, Inc. (a)	704	35,615
RBC Bearings, Inc. (a)	190	85,202
Richtech Robotics, Inc., Class B (a)	4,416	14,264
Snap-on, Inc.	315	108,549
SPX Technologies, Inc. (a)	1,374	274,882
Standex International Corp.	349	75,831
Stanley Black & Decker, Inc.	987	73,314
Tennant Co.	532	39,208
Timken Co.	300	25,239
Watts Water Technologies, Inc., Class A	782	215,848
Worthington Enterprises, Inc.	882	45,485
Xylem, Inc.	1,633	222,382
		5,584,570
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	16,718
EastGroup Properties, Inc.	300	53,442
First Industrial Realty Trust, Inc.	700	40,089
Industrial Logistics Properties Trust	1,651	9,146
Innovative Industrial Properties, Inc.	777	36,799
Lineage, Inc.	300	10,500
LXP Industrial Trust	1,690	83,790
One Liberty Properties, Inc.	495	10,043
Plymouth Industrial REIT, Inc.	1,205	26,365
Prologis, Inc.	5,913	754,854
Rexford Industrial Realty, Inc.	1,648	63,811
	Number of Shares	Fair Value
STAG Industrial, Inc.	1,200	$44,112
Terreno Realty Corp.	2,908	170,729
		1,320,398
Insurance Brokers - 0.2%
Abacus Global Management, Inc.	1,067	9,123
Aon PLC, Class A	1,364	481,328
Arthur J Gallagher & Co.	1,617	418,463
Baldwin Insurance Group, Inc. (a)	2,100	50,463
Brown & Brown, Inc.	1,890	150,633
Crawford & Co., Class A	462	5,198
eHealth, Inc. (a)	939	4,319
GoHealth, Inc., Class A (a)	137	295
Goosehead Insurance, Inc., Class A	683	50,303
Hippo Holdings, Inc. (a)	496	14,920
Marsh & McLennan Cos., Inc.	3,207	594,963
Ryan Specialty Holdings, Inc.	800	41,304
Selectquote, Inc. (a)	4,162	5,868
Willis Towers Watson PLC	622	204,389
		2,031,569
Integrated Oil & Gas - 0.7%
BP PLC	96,551	562,060
Chevron Corp.	12,166	1,854,220
Exxon Mobil Corp.	27,182	3,271,082
Occidental Petroleum Corp.	4,399	180,887
Shell PLC	35,598	1,311,941
		7,180,190
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	44,260	1,099,419
ATN International, Inc.	271	6,179
Frontier Communications Parent, Inc. (a)	1,372	52,232
GCI Liberty, Inc., Class C (a)	194	7,219
IDT Corp., Class B	477	24,427
Shenandoah Telecommunications Co.	1,411	16,311
Uniti Group, Inc.	4,820	33,788
Verizon Communications, Inc.	27,214	1,108,426
		2,348,001
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,651	337,349
Golden Matrix Group, Inc. (a)	916	734
Playstudios, Inc. (a)	2,171	1,414
Playtika Holding Corp.	1,661	6,561
ROBLOX Corp., Class A (a)	4,097	331,980

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Take-Two Interactive Software, Inc. (a)	1,173	$300,323
		978,361
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A	37,505	11,739,065
Alphabet, Inc., Class C	30,465	9,559,917
Angi, Inc. (a)	1,040	13,447
Arena Group Holdings, Inc. (a)	511	2,044
Bumble, Inc., Class A (a)	1,895	6,765
Cargurus, Inc. (a)	2,386	91,503
Cars.com, Inc. (a)	1,496	18,251
EverQuote, Inc., Class A (a)	782	21,114
fuboTV, Inc., Class A (a)	9,895	24,935
Getty Images Holdings, Inc. (a)	3,354	4,494
IAC, Inc. (a)	300	11,730
Match Group, Inc.	1,613	52,084
MediaAlpha, Inc., Class A (a)	901	11,668
Meta Platforms, Inc., Class A	14,083	9,296,048
Nextdoor Holdings, Inc. (a)	6,896	14,482
Pinterest, Inc., Class A (a)	4,197	108,660
QuinStreet, Inc. (a)	1,590	22,848
Reddit, Inc., Class A (a)	800	183,896
Rumble, Inc. (a)	3,095	19,560
Shutterstock, Inc.	871	16,636
Teads Holding Co. (a)	680	479
Travelzoo (a)	249	1,773
TripAdvisor, Inc. (a)	3,299	48,034
TrueCar, Inc. (a)	2,236	5,053
Trump Media & Technology Group Corp. (a)	500	6,620
Yelp, Inc. (a)	1,745	53,031
Ziff Davis, Inc. (a)	1,172	41,196
ZipRecruiter, Inc., Class A (a)	1,833	7,149
ZoomInfo Technologies, Inc. (a)	2,000	20,340
		31,402,822
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	894	78,002
Applied Digital Corp. (a)	6,760	165,755
Backblaze, Inc., Class A (a)	1,811	8,439
Cloudflare, Inc., Class A (a)	1,975	389,371
Commerce.com, Inc. (a)	2,046	8,430
Crexendo, Inc. (a)	508	3,287
DigitalOcean Holdings, Inc. (a)	1,936	93,160
Fastly, Inc., Class A (a)	4,083	41,565
GoDaddy, Inc., Class A (a)	890	110,431
MongoDB, Inc. (a)	527	221,177
Okta, Inc. (a)	1,061	91,745
	Number of Shares	Fair Value
Rackspace Technology, Inc. (a)	1,848	$1,794
Snowflake, Inc., Class A (a)	2,098	460,217
Tucows, Inc., Class A (a)	223	5,000
Twilio, Inc., Class A (a)	827	117,632
VeriSign, Inc.	517	125,605
Whitefiber, Inc. (a)	315	4,977
		1,926,587
Investment Banking & Brokerage - 0.6%
BGC Group, Inc., Class A	10,253	91,559
Charles Schwab Corp.	11,059	1,104,905
Evercore, Inc., Class A	266	90,507
Goldman Sachs Group, Inc.	1,897	1,667,463
Houlihan Lokey, Inc.	400	69,676
Interactive Brokers Group, Inc., Class A	2,700	173,637
Jefferies Financial Group, Inc.	1,079	66,866
Lazard, Inc.	600	29,136
LPL Financial Holdings, Inc.	503	179,657
Moelis & Co., Class A	2,111	145,110
Morgan Stanley	7,465	1,325,261
Perella Weinberg Partners	1,841	31,849
Piper Sandler Cos.	497	168,836
PJT Partners, Inc., Class A	651	108,847
Raymond James Financial, Inc.	1,182	189,817
Robinhood Markets, Inc., Class A (a)	4,721	533,945
Siebert Financial Corp. (a)	761	2,671
Stifel Financial Corp.	700	87,654
StoneX Group, Inc. (a)	1,413	134,419
Virtu Financial, Inc., Class A	500	16,660
		6,218,475
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	4,061	1,089,566
Amdocs Ltd.	767	61,751
ASGN, Inc. (a)	1,201	57,852
BigBear.ai Holdings, Inc. (a)	12,503	67,516
Cognizant Technology Solutions Corp., Class A	2,982	247,506
CSP, Inc.	244	3,050
DXC Technology Co. (a)	700	10,255
EPAM Systems, Inc. (a)	398	81,542
Gartner, Inc. (a)	462	116,554
Globant SA (a)	200	13,074
Grid Dynamics Holdings, Inc. (a)	1,842	16,633
Hackett Group, Inc.	685	13,447
Information Services Group, Inc.	1,040	6,011

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
International Business Machines Corp.	6,031	$1,786,443
Kyndryl Holdings, Inc. (a)	1,359	36,095
TSS, Inc. (a)	569	4,023
Unisys Corp. (a)	2,436	6,723
		3,618,041
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	742	12,028
Life Time Group Holdings, Inc. (a)	4,357	115,809
Planet Fitness, Inc., Class A (a)	500	54,235
Pursuit Attractions & Hospitality, Inc. (a)	619	20,848
Six Flags Entertainment Corp. (a)	2,679	41,096
United Parks & Resorts, Inc. (a)	798	28,967
Vail Resorts, Inc.	200	26,560
Xponential Fitness, Inc., Class A (a)	683	5,621
		305,164
Leisure Products - 0.0%*
Acushnet Holdings Corp.	796	63,537
American Outdoor Brands, Inc. (a)	394	3,046
Brunswick Corp.	300	22,272
Clarus Corp.	748	2,506
Escalade, Inc.	242	3,265
Funko, Inc., Class A (a)	1,473	5,008
Hasbro, Inc.	900	73,800
JAKKS Pacific, Inc.	252	4,254
Johnson Outdoors, Inc., Class A	159	6,749
Latham Group, Inc. (a)	1,504	9,550
Malibu Boats, Inc., Class A (a)	511	14,415
Marine Products Corp.	161	1,410
MasterCraft Boat Holdings, Inc. (a)	415	7,848
Mattel, Inc. (a)	1,759	34,898
Peloton Interactive, Inc., Class A (a)	10,914	67,230
Polaris, Inc.	1,511	95,571
Smith & Wesson Brands, Inc.	1,193	11,775
Sturm Ruger & Co., Inc.	445	14,529
Topgolf Callaway Brands Corp. (a)	3,698	43,156
YETI Holdings, Inc. (a)	500	22,085
		506,904
	Number of Shares	Fair Value
Life & Health Insurance - 0.2%
Aegon Ltd.	8,056	$62,824
Aflac, Inc.	3,035	334,669
Brighthouse Financial, Inc. (a)	270	17,493
Citizens, Inc. (a)	1,426	6,888
CNO Financial Group, Inc.	2,729	115,901
F&G Annuities & Life, Inc.	1,058	32,639
Genworth Financial, Inc. (a)	11,720	105,832
Globe Life, Inc.	500	69,930
Lincoln National Corp.	1,246	55,484
MetLife, Inc.	3,533	278,895
Oscar Health, Inc., Class A (a)	5,633	80,946
Primerica, Inc.	200	51,672
Principal Financial Group, Inc.	1,400	123,494
Prudential Financial, Inc.	2,292	258,721
Unum Group	1,009	78,197
		1,673,585
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (a)	3,200	52,192
Adaptive Biotechnologies Corp. (a)	4,317	70,108
Agilent Technologies, Inc.	1,896	257,989
Alpha Teknova, Inc. (a)	607	2,307
Atlantic International Corp. (a)	629	837
Avantor, Inc. (a)	4,003	45,874
Azenta, Inc. (a)	1,141	37,950
BioLife Solutions, Inc. (a)	1,077	26,042
Bio-Rad Laboratories, Inc., Class A (a)	151	45,751
Bio-Techne Corp.	1,062	62,456
Bruker Corp.	561	26,429
Charles River Laboratories International, Inc. (a)	318	63,435
Codexis, Inc. (a)	2,989	4,872
CryoPort, Inc. (a)	1,341	12,874
Cytek Biosciences, Inc. (a)	3,271	16,519
Danaher Corp.	3,982	911,559
Fortrea Holdings, Inc. (a)	2,560	44,160
Ginkgo Bioworks Holdings, Inc. (a)	1,266	10,520
Illumina, Inc. (a)	952	124,864
IQVIA Holdings, Inc. (a)	1,109	249,980
Lifecore Biomedical, Inc. (a)	788	6,446
Maravai LifeSciences Holdings, Inc., Class A (a)	2,969	9,649
MaxCyte, Inc. (a)	3,131	4,853
Medpace Holdings, Inc. (a)	134	75,261
Mesa Laboratories, Inc.	164	12,874
Mettler-Toledo International, Inc. (a)	141	196,581

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Niagen Bioscience, Inc. (a)	1,640	$10,430
OmniAb, Inc. (a)(d)	2,629	4,864
OmniAb, Inc. (a)(c)(d)**	394	—
Pacific Biosciences of California, Inc. (a)	7,726	14,448
Personalis, Inc. (a)	1,588	12,640
Qiagen NV	2,894	131,006
Quanterix Corp. (a)	1,243	7,905
Quantum-Si, Inc. (a)	5,634	6,197
Repligen Corp. (a)	306	50,141
Revvity, Inc.	660	63,855
Sotera Health Co. (a)	1,700	29,988
Standard BioTools, Inc. (a)	8,037	10,287
Tempus AI, Inc. (a)	500	29,525
Thermo Fisher Scientific, Inc.	2,459	1,424,868
Waters Corp. (a)	352	133,700
West Pharmaceutical Services, Inc.	435	119,686
		4,421,922
Managed Healthcare - 0.3%
Alignment Healthcare, Inc. (a)	4,890	96,577
Centene Corp. (a)	3,006	123,697
Clover Health Investments Corp. (a)	11,903	27,972
Elevance Health, Inc.	1,418	497,080
HealthEquity, Inc. (a)	2,428	222,429
Humana, Inc.	777	199,013
Molina Healthcare, Inc. (a)	339	58,830
Progyny, Inc. (a)	2,113	54,262
UnitedHealth Group, Inc.	5,843	1,928,833
		3,208,693
Marine Transportation - 0.0%*
AP Moller - Maersk AS, Class A	17	39,135
AP Moller - Maersk AS, Class B	26	59,853
Genco Shipping & Trading Ltd.	950	17,508
Kirby Corp. (a)	300	33,054
Matson, Inc.	907	112,060
Pangaea Logistics Solutions Ltd.	754	5,187
		266,797
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	364	44,393
Ardagh Metal Packaging SA	3,866	15,851
Ball Corp.	1,892	100,219
Crown Holdings, Inc.	827	85,156
	Number of Shares	Fair Value
Greif, Inc., Class A	711	$48,135
Greif, Inc., Class B	143	10,681
Myers Industries, Inc.	1,040	19,469
O-I Glass, Inc. (a)	4,432	65,416
Silgan Holdings, Inc.	693	27,976
TriMas Corp.	921	32,650
		449,946
Mortgage REITs - 0.1%
ACRES Commercial Realty Corp. (a)	206	4,396
Adamas Trust, Inc.	2,376	17,345
Advanced Flower Capital, Inc.	431	1,228
AGNC Investment Corp.	6,939	74,386
Angel Oak Mortgage REIT, Inc.	264	2,273
Annaly Capital Management, Inc.	3,975	88,881
Apollo Commercial Real Estate Finance, Inc.	3,905	37,801
Arbor Realty Trust, Inc.	5,695	44,193
ARES Commercial Real Estate Corp.	1,606	7,677
ARMOUR Residential REIT, Inc.	3,176	56,184
Blackstone Mortgage Trust, Inc., Class A	4,584	87,692
BrightSpire Capital, Inc.	3,754	21,022
Chicago Atlantic Real Estate Finance, Inc.	464	5,689
Chimera Investment Corp.	2,344	29,136
Claros Mortgage Trust, Inc. (a)	3,062	9,370
Dynex Capital, Inc.	4,237	59,360
Ellington Financial, Inc.	2,738	37,182
Franklin BSP Realty Trust, Inc.	2,397	24,042
Invesco Mortgage Capital, Inc.	1,859	15,634
KKR Real Estate Finance Trust, Inc.	1,573	12,930
Ladder Capital Corp.	3,384	37,190
Lument Finance Trust, Inc.	1,531	2,159
MFA Financial, Inc.	3,032	28,228
Nexpoint Real Estate Finance, Inc.	166	2,337
Orchid Island Capital, Inc.	4,420	31,824
PennyMac Mortgage Investment Trust	2,577	32,341
Ready Capital Corp.	4,554	9,928
Redwood Trust, Inc.	3,870	21,401
Rithm Capital Corp.	3,000	32,700
Rithm Property Trust, Inc.	233	3,863
Seven Hills Realty Trust	539	4,797

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Starwood Property Trust, Inc.	2,200	$39,622
Sunrise Realty Trust, Inc.	209	1,971
TPG Mortgage Investment Trust, Inc.	815	6,944
TPG RE Finance Trust, Inc.	1,879	16,178
Two Harbors Investment Corp.	3,078	32,319
		940,223
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	1,000	20,490
Livewire Group, Inc. (a)	1,125	4,973
		25,463
Movies & Entertainment - 0.6%
AMC Entertainment Holdings, Inc., Class A (a)	12,844	20,037
Atlanta Braves Holdings, Inc., Class A (a)	210	8,923
Atlanta Braves Holdings, Inc., Class C (a)	1,316	51,916
Cinemark Holdings, Inc.	3,005	69,836
CuriosityStream, Inc.	986	3,747
Eventbrite, Inc., Class A (a)	2,376	10,573
Gaia, Inc. (a)	438	1,590
IMAX Corp. (a)	1,228	45,387
Liberty Live Holdings, Inc., Class A (a)	200	16,300
Liberty Live Holdings, Inc., Class C (a)	273	22,703
Liberty Media Corp.-Liberty Formula One, Class A (a)	100	8,938
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,199	118,114
Lionsgate Studios Corp. (a)	5,749	52,488
Live Nation Entertainment, Inc. (a)	1,028	146,490
Madison Square Garden Entertainment Corp. (a)	1,143	61,596
Madison Square Garden Sports Corp. (a)	100	25,865
Marcus Corp.	628	9,740
Netflix, Inc. (a)	27,260	2,555,898
Reservoir Media, Inc. (a)	481	3,641
Roku, Inc. (a)	884	95,905
Sphere Entertainment Co. (a)	801	76,159
Spotify Technology SA (a)	1,937	1,124,835
Starz Entertainment Corp. (a)	397	4,645
TKO Group Holdings, Inc.	451	94,259
Vivid Seats, Inc., Class A (a)	68	490
Walt Disney Co.	11,701	1,331,223
	Number of Shares	Fair Value
Warner Bros Discovery, Inc. (a)	15,046	$433,626
		6,394,924
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A	3,853	22,887
AvalonBay Communities, Inc.	895	162,272
BRT Apartments Corp.	299	4,395
Camden Property Trust	638	70,231
Centerspace	498	33,226
Clipper Realty, Inc.	311	1,188
Elme Communities	2,464	42,874
Equity Residential	2,492	157,096
Essex Property Trust, Inc.	394	103,102
Independence Realty Trust, Inc.	6,839	119,546
Mid-America Apartment Communities, Inc.	724	100,571
NexPoint Residential Trust, Inc.	655	19,715
UDR, Inc.	2,147	78,752
Veris Residential, Inc.	2,176	32,379
		948,234
Multi-Line Insurance - 0.0%*
Horace Mann Educators Corp.	1,175	54,262
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)(e)	11,899	5,981,032
Cannae Holdings, Inc.	1,364	21,456
Compass Diversified Holdings	1,819	8,731
		6,011,219
Multi-Utilities - 0.2%
Ameren Corp.	1,741	173,856
Avista Corp.	2,336	90,029
Black Hills Corp.	2,117	146,962
CenterPoint Energy, Inc.	4,197	160,913
CMS Energy Corp.	2,100	146,853
Consolidated Edison, Inc.	2,419	240,255
Dominion Energy, Inc.	5,612	328,807
DTE Energy Co.	1,374	177,219
NiSource, Inc.	3,283	137,098
Northwestern Energy Group, Inc.	1,749	112,881
Public Service Enterprise Group, Inc.	3,279	263,304
Sempra	4,358	384,768
Unitil Corp.	471	22,815

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
WEC Energy Group, Inc.	2,064	$217,669
		2,603,429
Office REITs - 0.1%
Brandywine Realty Trust	4,767	13,920
BXP, Inc.	1,200	80,976
City Office REIT, Inc.	1,203	8,409
COPT Defense Properties	3,308	91,962
Cousins Properties, Inc.	900	23,202
Douglas Emmett, Inc.	4,550	50,005
Easterly Government Properties, Inc.	1,171	24,813
Empire State Realty Trust, Inc., Class A	4,071	26,543
Franklin Street Properties Corp.	2,474	2,340
Highwoods Properties, Inc.	600	15,492
Hudson Pacific Properties, Inc. (a)	1,554	16,830
JBG SMITH Properties	1,725	29,342
Kilroy Realty Corp.	972	36,324
NET Lease Office Properties	479	12,353
Peakstone Realty Trust	1,016	14,580
Piedmont Realty Trust, Inc., Class A	3,665	30,566
Postal Realty Trust, Inc., Class A	709	11,443
SL Green Realty Corp.	2,084	95,593
Vornado Realty Trust	1,400	46,592
		631,285
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,321	8,657
CompX International, Inc.	19	442
HNI Corp.	1,836	77,185
Interface, Inc.	1,625	45,370
MillerKnoll, Inc.	1,991	36,396
MSA Safety, Inc.	200	32,028
NL Industries, Inc.	196	1,072
Pitney Bowes, Inc.	4,651	49,161
Virco Mfg. Corp.	328	2,096
		252,407
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	2,802	80,361
Nabors Industries Ltd. (a)	388	21,068
Noble Corp. PLC	3,577	101,015
Patterson-UTI Energy, Inc.	10,005	61,131
Transocean Ltd. (a)	26,786	110,626
Valaris Ltd. (a)	1,799	90,670
		464,871
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,982	$129,632
Atlas Energy Solutions, Inc.	2,269	21,374
Baker Hughes Co.	6,593	300,245
Bristow Group, Inc. (a)	840	30,761
Cactus, Inc., Class A	1,989	90,858
Core Laboratories, Inc.	1,324	21,224
DMC Global, Inc. (a)	707	4,730
Energy Services of America Corp.	393	3,211
Expro Group Holdings NV (a)	2,569	34,296
Flowco Holdings, Inc., Class A	539	10,101
Forum Energy Technologies, Inc. (a)	295	10,900
Halliburton Co.	5,682	160,573
Helix Energy Solutions Group, Inc. (a)	3,956	24,804
Innovex International, Inc. (a)	1,134	24,801
Kodiak Gas Services, Inc.	2,391	89,423
Liberty Energy, Inc.	4,582	84,584
Mammoth Energy Services, Inc. (a)	547	1,012
National Energy Services Reunited Corp. (a)	1,728	27,060
Natural Gas Services Group, Inc.	271	9,119
NOV, Inc.	1,873	29,275
Oceaneering International, Inc. (a)	2,720	65,362
Oil States International, Inc. (a)	1,510	10,223
ProFrac Holding Corp., Class A (a)	625	2,431
ProPetro Holding Corp. (a)	2,267	21,559
Ranger Energy Services, Inc., Class A	527	7,367
RPC, Inc.	2,440	13,274
SEACOR Marine Holdings, Inc. (a)	721	4,340
Select Water Solutions, Inc.	2,753	28,962
SLB Ltd.	9,880	379,194
Solaris Energy Infrastructure, Inc.	1,220	56,083
Tenaris SA	2,311	44,811
TETRA Technologies, Inc. (a)	3,748	35,119
Tidewater, Inc. (a)	1,426	72,027
Weatherford International PLC	400	31,304
		1,880,039
Oil & Gas Exploration & Production - 0.3%
Antero Resources Corp. (a)	1,800	62,028
APA Corp.	1,900	46,474

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
California Resources Corp.	2,073	$92,684
Chord Energy Corp.	300	27,810
Civitas Resources, Inc.	400	10,836
CNX Resources Corp. (a)	3,762	138,329
Comstock Resources, Inc. (a)	2,077	48,145
ConocoPhillips	7,977	746,727
Coterra Energy, Inc.	5,227	137,575
Crescent Energy Co., Class A	6,628	55,609
Devon Energy Corp.	3,729	136,593
Diamondback Energy, Inc.	1,221	183,553
Diversified Energy Co.	1,639	23,733
Empire Petroleum Corp. (a)	264	803
EOG Resources, Inc.	3,471	364,490
Epsilon Energy Ltd.	609	2,826
EQT Corp.	4,072	218,259
Evolution Petroleum Corp.	710	2,513
Expand Energy Corp.	1,488	164,216
Granite Ridge Resources, Inc.	1,425	6,698
Gulfport Energy Corp. (a)	450	93,595
HighPeak Energy, Inc.	669	3,171
Infinity Natural Resources, Inc., Class A (a)	434	6,393
Magnolia Oil & Gas Corp., Class A	5,219	114,244
Matador Resources Co.	770	32,679
Murphy Oil Corp.	3,834	119,812
Northern Oil & Gas, Inc.	2,764	59,343
Ovintiv, Inc.	1,500	58,785
Permian Resources Corp.	4,280	60,048
Prairie Operating Co. (a)	1,089	1,840
PrimeEnergy Resources Corp. (a)	18	3,078
Range Resources Corp.	1,460	51,480
Riley Exploration Permian, Inc.	423	11,167
Sable Offshore Corp. (a)	2,075	18,716
SandRidge Energy, Inc.	1,009	14,560
SM Energy Co.	3,291	61,542
Talos Energy, Inc. (a)	3,570	39,341
Texas Pacific Land Corp.	396	113,739
VAALCO Energy, Inc.	2,791	10,159
Viper Energy, Inc., Class A	1,300	50,219
Vitesse Energy, Inc.	824	15,870
W&T Offshore, Inc.	2,898	4,724
		3,414,406
Oil & Gas Refining & Marketing - 0.1%
Calumet, Inc. (a)	1,926	38,270
Clean Energy Fuels Corp. (a)	4,660	9,786
CVR Energy, Inc. (a)	915	23,278
Delek U.S. Holdings, Inc.	1,721	51,045
	Number of Shares	Fair Value
FutureFuel Corp.	626	$1,997
Gevo, Inc. (a)	6,401	12,802
Green Plains, Inc. (a)	1,793	17,571
HF Sinclair Corp.	1,200	55,296
Marathon Petroleum Corp.	1,958	318,429
OPAL Fuels, Inc., Class A (a)	1,182	2,784
Par Pacific Holdings, Inc. (a)	1,439	50,566
PBF Energy, Inc., Class A	2,429	65,874
Phillips 66 Co.	2,571	331,762
REX American Resources Corp. (a)	797	25,759
Valero Energy Corp.	1,866	303,766
World Kinect Corp.	1,534	35,942
		1,344,927
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	2,600	46,254
Cheniere Energy, Inc.	1,369	266,120
DHT Holdings, Inc.	3,801	46,410
Dorian LPG Ltd.	1,054	25,654
DT Midstream, Inc.	740	88,563
Excelerate Energy, Inc., Class A	667	18,709
International Seaways, Inc.	1,159	56,269
Kinder Morgan, Inc.	12,647	347,666
Kinetik Holdings, Inc.	1,241	44,738
Navigator Holdings Ltd.	909	15,744
New Fortress Energy, Inc. (a)	5,379	6,132
NextDecade Corp. (a)	3,914	20,627
Nordic American Tankers Ltd.	5,981	20,575
ONEOK, Inc.	3,915	287,752
Summit Midstream Corp. (a)	295	7,871
Targa Resources Corp.	1,437	265,127
Williams Cos., Inc.	7,787	468,077
		2,032,288
Other Specialized REITs - 0.1%
EPR Properties	600	29,940
Farmland Partners, Inc.	1,120	10,853
Four Corners Property Trust, Inc.	2,992	68,996
Gaming & Leisure Properties, Inc.	1,911	85,403
Gladstone Land Corp.	1,056	9,662
Iron Mountain, Inc.	1,880	155,946
Lamar Advertising Co., Class A	490	62,024
Millrose Properties, Inc.	759	22,671
Outfront Media, Inc.	4,264	102,762
Safehold, Inc.	1,640	22,452

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
VICI Properties, Inc.	7,019	$197,374
		768,083
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	2,153
Academy Sports & Outdoors, Inc.	1,879	93,875
BARK, Inc. (a)	2,237	1,348
Barnes & Noble Education, Inc. (a)	462	4,246
Bath & Body Works, Inc.	1,298	26,064
Build-A-Bear Workshop, Inc.	347	21,261
Chewy, Inc., Class A (a)	1,500	49,575
Dick's Sporting Goods, Inc.	387	76,614
Envela Corp. (a)	130	1,739
Five Below, Inc. (a)	300	56,508
MarineMax, Inc. (a)	519	12,575
National Vision Holdings, Inc. (a)	2,246	57,992
Outdoor Holding Co. (a)	2,501	4,277
Petco Health & Wellness Co., Inc. (a)	2,469	6,938
Sally Beauty Holdings, Inc. (a)	2,860	40,783
Signet Jewelers Ltd.	1,134	93,986
Tractor Supply Co.	3,685	184,287
Ulta Beauty, Inc. (a)	275	166,378
Upbound Group, Inc.	1,543	27,095
Warby Parker, Inc., Class A (a)	2,832	61,709
Winmark Corp.	88	35,635
		1,025,038
Packaged Foods & Meats - 0.3%
B&G Foods, Inc.	2,429	10,445
Beyond Meat, Inc. (a)	11,049	9,060
BRC, Inc., Class A (a)	1,980	2,198
Calavo Growers, Inc.	441	9,592
Cal-Maine Foods, Inc.	1,276	101,531
Campbell's Co.	1,000	27,870
Conagra Brands, Inc.	2,700	46,737
Dole PLC	2,381	35,691
Flowers Foods, Inc.	2,000	21,760
Freshpet, Inc. (a)	200	12,186
General Mills, Inc.	3,510	163,215
Hain Celestial Group, Inc. (a)	1,899	2,032
Hershey Co.	994	180,888
Hormel Foods Corp.	1,578	37,399
J&J Snack Foods Corp.	434	39,221
J.M. Smucker Co.	611	59,762
JBS NV, Class A (a)	3,300	47,586
	Number of Shares	Fair Value
John B Sanfilippo & Son, Inc.	218	$15,391
Kraft Heinz Co.	5,379	130,441
Lamb Weston Holdings, Inc.	786	32,925
Lifeway Foods, Inc. (a)	115	2,786
Mama's Creations, Inc. (a)	1,085	14,637
Marzetti Co.	583	95,857
McCormick & Co., Inc.	1,677	114,220
Mission Produce, Inc. (a)	1,178	13,665
Mondelez International, Inc., Class A	8,209	441,890
Nestle SA	15,838	1,574,104
Pilgrim's Pride Corp.	303	11,814
Post Holdings, Inc. (a)	290	28,724
Seaboard Corp.	1	4,445
Seneca Foods Corp., Class A (a)	129	14,271
Simply Good Foods Co. (a)	2,673	53,674
Smithfield Foods, Inc.	100	2,233
Tootsie Roll Industries, Inc.	508	18,608
TreeHouse Foods, Inc. (a)	1,488	35,102
Tyson Foods, Inc., Class A	1,771	103,816
Utz Brands, Inc.	2,112	21,923
Vital Farms, Inc. (a)	1,024	32,707
Westrock Coffee Co. (a)	1,316	5,356
		3,575,762
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	15,480	129,103
Avery Dennison Corp.	442	80,391
Graphic Packaging Holding Co.	1,700	25,602
International Paper Co.	3,493	137,590
Packaging Corp. of America	583	120,232
Ranpak Holdings Corp. (a)	1,376	7,444
Sealed Air Corp.	1,105	45,780
Smurfit WestRock PLC	3,470	134,185
Sonoco Products Co.	670	29,239
		709,566
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	482	8,387
Magnera Corp. (a)	921	13,944
Sylvamo Corp.	965	46,464
		68,795
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	791	39,787
Allegiant Travel Co. (a)	425	36,240
American Airlines Group, Inc. (a)	4,360	66,839
Delta Air Lines, Inc.	4,248	294,811

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Frontier Group Holdings, Inc. (a)	2,313	$10,894
JetBlue Airways Corp. (a)	8,562	38,957
Joby Aviation, Inc. (a)	13,838	182,662
SkyWest, Inc. (a)	1,148	115,271
Southwest Airlines Co.	3,262	134,818
Sun Country Airlines Holdings, Inc. (a)	1,438	20,693
United Airlines Holdings, Inc. (a)	2,146	239,966
		1,180,938
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	100	12,832
Hertz Global Holdings, Inc. (a)	3,289	16,905
Lyft, Inc., Class A (a)	3,015	58,401
Uber Technologies, Inc. (a)	13,025	1,064,273
		1,152,411
Personal Care Products - 0.1%
Beauty Health Co. (a)	3,414	4,745
BellRing Brands, Inc. (a)	880	23,522
Coty, Inc., Class A (a)	2,800	8,624
Edgewell Personal Care Co.	1,283	21,875
elf Beauty, Inc. (a)	300	22,812
Estee Lauder Cos., Inc., Class A	1,466	153,520
FitLife Brands, Inc. (a)	83	1,350
Herbalife Ltd. (a)	2,971	38,296
Honest Co., Inc. (a)	2,945	7,598
Interparfums, Inc.	514	43,603
Kenvue, Inc.	12,894	222,422
Lifevantage Corp.	340	2,094
Medifast, Inc. (a)	286	3,054
Nature's Sunshine Products, Inc. (a)	484	10,445
Nu Skin Enterprises, Inc., Class A	1,346	12,949
Olaplex Holdings, Inc. (a)	3,431	4,598
USANA Health Sciences, Inc. (a)	339	6,655
Waldencast PLC, Class A (a)	874	1,643
		589,805
Pharmaceuticals - 1.9%
Aardvark Therapeutics, Inc. (a)	197	2,586
Aclaris Therapeutics, Inc. (a)	2,868	8,633
Alimera Sciences, Inc. (a)	852	34
Alumis, Inc. (a)	1,560	15,226
Amneal Pharmaceuticals, Inc. (a)	4,290	54,054
	Number of Shares	Fair Value
Amphastar Pharmaceuticals, Inc. (a)	1,055	$28,253
Amylyx Pharmaceuticals, Inc. (a)	2,557	30,889
ANI Pharmaceuticals, Inc. (a)	509	40,180
Aquestive Therapeutics, Inc. (a)	2,385	15,407
Arvinas, Inc. (a)	1,854	21,988
Atea Pharmaceuticals, Inc. (a)	2,278	8,132
Avadel Pharmaceuticals PLC (a)	2,548	54,909
Axsome Therapeutics, Inc. (a)	1,179	215,333
BioAge Labs, Inc. (a)	639	8,454
Biote Corp., Class A (a)	1,067	2,774
Bristol-Myers Squibb Co.	13,369	721,124
Collegium Pharmaceutical, Inc. (a)	905	41,902
Corcept Therapeutics, Inc. (a)	600	20,880
CorMedix, Inc. (a)	2,059	23,946
Crinetics Pharmaceuticals, Inc. (a)	2,564	119,354
Edgewise Therapeutics, Inc. (a)	1,886	46,801
Elanco Animal Health, Inc. (a)	3,482	78,798
Eli Lilly & Co.	5,160	5,545,349
Enliven Therapeutics, Inc. (a)	1,076	16,570
Esperion Therapeutics, Inc. (a)	6,742	24,945
Eton Pharmaceuticals, Inc. (a)	728	12,311
Evolus, Inc. (a)	1,592	10,587
EyePoint, Inc. (a)	2,178	39,792
Fulcrum Therapeutics, Inc. (a)	1,165	13,176
GSK PLC	24,950	612,284
Haleon PLC	54,511	274,803
Harmony Biosciences Holdings, Inc. (a)	1,227	45,914
Harrow, Inc. (a)	884	43,316
Innoviva, Inc. (a)	1,870	37,381
Jazz Pharmaceuticals PLC (a)	325	55,250
Johnson & Johnson	15,469	3,201,310
Journey Medical Corp. (a)	425	3,277
LB Pharmaceuticals, Inc. (a)	555	12,354
LENZ Therapeutics, Inc. (a)	441	7,056
Ligand Pharmaceuticals, Inc. (a)	554	104,745
Liquidia Corp. (a)	1,851	63,841
Maze Therapeutics, Inc. (a)	566	23,449
MBX Biosciences, Inc. (a)	821	25,894
Merck & Co., Inc.	16,266	1,712,159
Mind Medicine MindMed, Inc. (a)	2,713	36,327
Novartis AG	11,687	1,616,782

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Nuvation Bio, Inc. (a)	6,951	$62,281
Ocular Therapeutix, Inc. (a)	5,200	63,128
Omeros Corp. (a)	1,823	31,310
Organon & Co.	990	7,098
Pacira BioSciences, Inc. (a)	1,262	32,661
Perrigo Co. PLC	950	13,224
Pfizer, Inc.	36,331	904,642
Phathom Pharmaceuticals, Inc. (a)	1,177	19,526
Phibro Animal Health Corp., Class A	601	22,453
Prestige Consumer Healthcare, Inc. (a)	1,435	88,525
Rapport Therapeutics, Inc. (a)	820	24,879
Roche Holding AG	4,513	1,871,284
Royalty Pharma PLC, Class A	2,700	104,328
Sanofi SA	6,782	658,875
Septerna, Inc. (a)	587	16,366
SIGA Technologies, Inc.	1,065	6,507
Supernus Pharmaceuticals, Inc. (a)	1,561	77,582
Tarsus Pharmaceuticals, Inc. (a)	1,107	90,641
Terns Pharmaceuticals, Inc. (a)	2,427	98,051
Theravance Biopharma, Inc. (a)	1,062	19,870
Third Harmonic Bio, Inc. (a)(c)	586	18
Trevi Therapeutics, Inc. (a)	2,580	32,302
Tvardi Therapeutics, Inc. (a)	117	503
Viatris, Inc.	6,800	84,660
WaVe Life Sciences Ltd. (a)	3,280	55,760
Xeris Biopharma Holdings, Inc. (a)	4,539	35,631
Zevra Therapeutics, Inc. (a)	1,764	15,805
Zoetis, Inc.	2,982	375,195
		19,911,634
Property & Casualty Insurance - 0.5%
Allstate Corp.	1,681	349,900
American Coastal Insurance Corp., Class C	645	8,146
American Financial Group, Inc.	381	52,075
American Integrity Insurance Group, Inc. (a)	276	5,749
American International Group, Inc.	3,655	312,685
AMERISAFE, Inc.	555	21,318
Arch Capital Group Ltd. (a)	2,190	210,065
Assurant, Inc.	326	78,517
Assured Guaranty Ltd.	200	17,974
	Number of Shares	Fair Value
Ategrity Specialty Holdings LLC (a)	217	$4,559
Axis Capital Holdings Ltd.	400	42,836
Bowhead Specialty Holdings, Inc. (a)	503	14,356
Chubb Ltd.	2,352	734,106
Cincinnati Financial Corp.	1,055	172,303
Donegal Group, Inc., Class A	519	10,370
Employers Holdings, Inc.	645	27,845
Fidelity National Financial, Inc.	1,700	92,803
First American Financial Corp.	800	49,152
Hanover Insurance Group, Inc.	200	36,554
Hartford Insurance Group, Inc.	1,740	239,772
HCI Group, Inc.	308	59,040
Heritage Insurance Holdings, Inc. (a)	632	18,492
Investors Title Co.	38	9,486
James River Group Holdings, Inc.	942	5,991
Kemper Corp.	300	12,162
Kingstone Cos., Inc.	343	5,773
Kinsale Capital Group, Inc.	142	55,539
Lemonade, Inc. (a)	1,746	124,280
Loews Corp.	1,200	126,372
Markel Group, Inc. (a)	84	180,571
MBIA, Inc. (a)	1,501	10,747
Mercury General Corp.	776	72,991
NI Holdings, Inc. (a)	206	2,740
Octave Specialty Group, Inc. (a)	1,161	9,033
Old Republic International Corp.	1,710	78,044
Palomar Holdings, Inc. (a)	747	100,666
ProAssurance Corp. (a)	1,513	36,554
Progressive Corp.	3,837	873,762
RLI Corp.	400	25,592
Root, Inc., Class A (a)	338	24,414
Safety Insurance Group, Inc.	436	33,969
Selective Insurance Group, Inc.	1,727	144,498
Skyward Specialty Insurance Group, Inc. (a)	1,019	52,081
Slide Insurance Holdings, Inc. (a)	730	14,220
Stewart Information Services Corp.	801	56,278
Tiptree, Inc.	642	11,729
Travelers Cos., Inc.	1,481	429,579
Trupanion, Inc. (a)	1,037	38,753
United Fire Group, Inc.	615	22,355

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Universal Insurance Holdings, Inc.	747	$25,249
W.R. Berkley Corp.	2,046	143,465
White Mountains Insurance Group Ltd.	14	29,092
		5,314,602
Publishing - 0.0%*
John Wiley & Sons, Inc., Class A	1,136	34,796
New York Times Co., Class A	1,201	83,373
News Corp., Class A	2,094	54,695
News Corp., Class B	1,171	34,697
Scholastic Corp.	565	16,741
USA TODAY Co., Inc. (a)	3,975	20,471
		244,773
Rail Transportation - 0.2%
CSX Corp.	12,404	449,645
FTAI Infrastructure, Inc.	2,985	13,761
Norfolk Southern Corp.	1,448	418,067
Union Pacific Corp.	3,816	882,717
		1,764,190
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	533	13,128
Howard Hughes Holdings, Inc. (a)	100	7,977
Stratus Properties, Inc. (a)	155	3,748
		24,853
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	356	8,113
Kennedy-Wilson Holdings, Inc.	3,581	34,628
Maui Land & Pineapple Co., Inc. (a)	193	3,270
Seaport Entertainment Group, Inc. (a)	239	4,725
Transcontinental Realty Investors, Inc. (a)	36	2,110
		52,846
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	2,954	41,829
CBRE Group, Inc., Class A (a)	1,972	317,078
Compass, Inc., Class A (a)	13,924	147,177
CoStar Group, Inc. (a)	2,808	188,810
Cushman & Wakefield Ltd. (a)	6,561	106,222
Douglas Elliman, Inc. (a)	2,261	5,358
eXp World Holdings, Inc.	2,592	23,458
Jones Lang LaSalle, Inc. (a)	300	100,941
	Number of Shares	Fair Value
Marcus & Millichap, Inc.	699	$19,076
Newmark Group, Inc., Class A	4,268	74,007
RE/MAX Holdings, Inc., Class A (a)	431	3,271
Zillow Group, Inc., Class A (a)	200	13,646
Zillow Group, Inc., Class C (a)	1,100	75,042
		1,115,915
Regional Banks - 0.9%
1st Source Corp.	547	34,182
ACNB Corp.	284	13,731
Amalgamated Financial Corp.	658	21,076
Amerant Bancorp, Inc.	1,044	20,368
Ameris Bancorp	1,879	139,553
Ames National Corp.	255	5,855
Arrow Financial Corp.	455	14,287
Associated Banc-Corp.	4,721	121,613
Atlantic Union Bankshares Corp.	4,050	142,965
Axos Financial, Inc. (a)	1,544	133,031
Banc of California, Inc.	3,715	71,662
BancFirst Corp.	602	63,824
Bancorp, Inc. (a)	1,220	82,374
Bank First Corp.	268	32,648
Bank of Hawaii Corp.	1,141	78,010
Bank of Marin Bancorp	463	12,043
Bank OZK	900	41,418
Bank7 Corp.	104	4,262
BankFinancial Corp.	361	4,332
BankUnited, Inc.	2,137	95,246
Bankwell Financial Group, Inc.	189	8,660
Banner Corp.	982	61,532
Bar Harbor Bankshares	414	12,855
BayCom Corp.	340	9,996
BCB Bancorp, Inc.	416	3,357
Beacon Financial Corp.	2,403	63,367
Blue Foundry Bancorp (a)	533	6,625
Blue Ridge Bankshares, Inc.	1,943	8,297
BOK Financial Corp.	200	23,692
Bridgewater Bancshares, Inc. (a)	660	11,570
Burke & Herbert Financial Services Corp.	396	24,675
Business First Bancshares, Inc.	829	21,670
BV Financial, Inc. (a)	280	5,079
Byline Bancorp, Inc.	919	26,789
C&F Financial Corp.	94	6,823
Cadence Bank	5,315	227,695
California BanCorp	615	11,482
Camden National Corp.	471	20,432
Capital Bancorp, Inc.	368	10,367

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Capital City Bank Group, Inc.	386	$16,432
Capitol Federal Financial, Inc.	3,601	24,523
Carter Bankshares, Inc. (a)	647	12,720
Cathay General Bancorp	1,917	92,764
CB Financial Services, Inc.	151	5,264
Central Pacific Financial Corp.	777	24,211
CF Bankshares, Inc.	132	3,293
Chain Bridge Bancorp, Inc., Class A (a)	42	1,455
Chemung Financial Corp.	123	6,863
ChoiceOne Financial Services, Inc.	388	11,454
Citizens & Northern Corp.	473	9,540
Citizens Community Bancorp, Inc.	311	5,542
Citizens Financial Group, Inc.	2,752	160,744
Citizens Financial Services, Inc.	148	8,439
City Holding Co.	401	47,799
Civista Bancshares, Inc.	592	13,154
CNB Financial Corp.	816	21,355
Coastal Financial Corp. (a)	361	41,367
CoastalSouth Bancshares, Inc. (a)	159	3,697
Colony Bankcorp, Inc.	534	9,516
Columbia Banking System, Inc.	1,533	42,847
Columbia Financial, Inc. (a)	745	11,577
Commerce Bancshares, Inc.	968	50,665
Commercial Bancgroup, Inc. (a)	199	4,887
Community Financial System, Inc.	1,536	88,228
Community Trust Bancorp, Inc.	468	26,442
Community West Bancshares	449	10,103
ConnectOne Bancorp, Inc.	1,411	36,996
Cullen/Frost Bankers, Inc.	300	37,989
Customers Bancorp, Inc. (a)	885	64,711
CVB Financial Corp.	3,690	68,634
Dime Community Bancshares, Inc.	1,176	35,386
Eagle Bancorp Montana, Inc.	243	4,836
Eagle Bancorp, Inc.	784	16,793
Eagle Financial Services, Inc.	147	5,850
East West Bancorp, Inc.	993	111,603
Eastern Bankshares, Inc.	6,282	115,777
ECB Bancorp, Inc. (a)	254	4,417
Enterprise Financial Services Corp.	1,058	57,132
Equity Bancshares, Inc., Class A	394	17,592
	Number of Shares	Fair Value
Esquire Financial Holdings, Inc.	201	$20,516
Farmers & Merchants Bancorp, Inc.	397	9,814
Farmers National Banc Corp.	1,008	13,427
FB Bancorp, Inc. (a)	543	6,978
FB Financial Corp.	1,195	66,681
Fidelity D&D Bancorp, Inc.	138	6,007
Financial Institutions, Inc.	554	17,268
Finward Bancorp	117	4,117
Finwise Bancorp (a)	294	5,274
First Bancorp, Inc.	330	8,725
First Bancorp/Southern Pines NC	1,164	59,120
First Bank	680	11,193
First Busey Corp.	2,436	57,952
First Business Financial Services, Inc.	253	13,738
First Capital, Inc.	104	6,157
First Commonwealth Financial Corp.	2,976	50,175
First Community Bankshares, Inc.	431	14,538
First Community Corp.	229	6,790
First Financial Bancorp	2,759	69,030
First Financial Bankshares, Inc.	3,816	113,984
First Financial Corp.	319	19,274
First Foundation, Inc. (a)	2,011	12,388
First Hawaiian, Inc.	800	20,240
First Horizon Corp.	3,320	79,348
First Internet Bancorp	184	3,840
First Interstate BancSystem, Inc., Class A	2,595	89,787
First Merchants Corp.	1,662	62,292
First Mid Bancshares, Inc.	616	24,024
First National Corp.	247	6,234
First Savings Financial Group, Inc.	179	5,703
First United Corp.	186	6,964
First Western Financial, Inc. (a)	236	6,327
Firstsun Capital Bancorp (a)	338	12,721
Five Star Bancorp	432	15,457
Flagstar Bank NA	8,614	108,450
Flushing Financial Corp.	892	13,532
FNB Corp.	2,900	49,590
Franklin Financial Services Corp.	133	6,677
FS Bancorp, Inc.	217	8,934
Fulton Financial Corp.	5,172	99,975
FVCBankcorp, Inc.	452	6,287

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
GBank Financial Holdings, Inc. (a)	240	$8,134
German American Bancorp, Inc.	1,015	39,768
Glacier Bancorp, Inc.	3,648	160,694
Great Southern Bancorp, Inc.	234	14,405
Greene County Bancorp, Inc.	168	3,735
Hancock Whitney Corp.	2,408	153,341
Hanmi Financial Corp.	878	23,732
Hanover Bancorp, Inc.	160	3,698
Hawthorn Bancshares, Inc.	182	6,348
HBT Financial, Inc.	300	7,755
Heritage Commerce Corp.	1,680	20,177
Heritage Financial Corp.	996	23,555
Hilltop Holdings, Inc.	1,253	42,527
Hingham Institution For Savings	51	14,482
Home Bancorp, Inc.	184	10,635
Home BancShares, Inc.	5,352	148,679
HomeTrust Bancshares, Inc.	448	19,237
Hope Bancorp, Inc.	3,458	37,900
Horizon Bancorp, Inc.	1,450	24,592
Huntington Bancshares, Inc.	10,046	174,298
Independent Bank Corp.	1,975	121,665
International Bancshares Corp.	1,546	102,716
Investar Holding Corp.	270	7,214
John Marshall Bancorp, Inc.	379	7,576
Kearny Financial Corp.	1,818	13,471
Lakeland Financial Corp.	704	40,170
Landmark Bancorp, Inc.	157	4,112
LCNB Corp.	393	6,441
LINKBANCORP, Inc.	585	4,832
Live Oak Bancshares, Inc.	1,045	35,896
M&T Bank Corp.	1,042	209,942
MainStreet Bancshares, Inc.	227	4,622
Mechanics Bancorp, Class A	1,398	20,453
Mercantile Bank Corp.	463	22,270
Meridian Corp.	302	5,309
Metrocity Bankshares, Inc.	541	14,358
Metropolitan Bank Holding Corp.	257	19,625
Mid Penn Bancorp, Inc.	543	16,844
Middlefield Banc Corp.	217	7,495
Midland States Bancorp, Inc.	647	13,697
MidWestOne Financial Group, Inc.	476	18,326
MVB Financial Corp.	358	9,247
National Bank Holdings Corp., Class A	1,061	40,329
National Bankshares, Inc.	178	5,968
NB Bancorp, Inc.	1,145	22,694
	Number of Shares	Fair Value
NBT Bancorp, Inc.	1,476	$61,284
Nicolet Bankshares, Inc.	382	46,337
Northeast Bank	220	22,865
Northeast Community Bancorp, Inc.	376	8,501
Northfield Bancorp, Inc.	1,006	11,499
Northpointe Bancshares, Inc.	592	9,934
Northrim BanCorp, Inc.	601	15,993
Northwest Bancshares, Inc.	4,140	49,680
Norwood Financial Corp.	257	7,209
Oak Valley Bancorp	195	5,862
OceanFirst Financial Corp.	1,562	28,038
Ohio Valley Banc Corp.	125	4,998
Old National Bancorp	9,969	222,408
Old Second Bancorp, Inc.	1,482	28,899
OP Bancorp	374	5,281
Orange County Bancorp, Inc.	384	10,963
Origin Bancorp, Inc.	878	33,022
Orrstown Financial Services, Inc.	524	18,560
Park National Corp.	428	65,133
Parke Bancorp, Inc.	293	7,337
Pathward Financial, Inc.	655	46,505
Patriot National Bancorp, Inc. (a)	2,165	3,940
PCB Bancorp	325	7,036
Peapack-Gladstone Financial Corp.	435	12,115
Peoples Bancorp of North Carolina, Inc.	131	4,742
Peoples Bancorp, Inc.	1,028	30,871
Peoples Financial Services Corp.	255	12,421
Pinnacle Financial Partners, Inc.	586	55,910
Pioneer Bancorp, Inc. (a)	305	4,111
Plumas Bancorp	214	9,564
Ponce Financial Group, Inc. (a)	605	9,892
Preferred Bank	345	32,578
Primis Financial Corp.	579	8,054
Princeton Bancorp, Inc.	127	4,406
Prosperity Bancshares, Inc.	580	40,084
Provident Financial Services, Inc.	3,729	73,648
QCR Holdings, Inc.	462	38,485
RBB Bancorp	468	9,660
Red River Bancshares, Inc.	126	9,000
Regions Financial Corp.	6,177	167,397
Renasant Corp.	2,670	94,037
Republic Bancorp, Inc., Class A	233	16,075

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Rhinebeck Bancorp, Inc. (a)	243	$2,921
Richmond Mutual BanCorp, Inc.	297	4,170
Riverview Bancorp, Inc.	675	3,389
S&T Bancorp, Inc.	1,072	42,183
SB Financial Group, Inc.	199	4,432
Seacoast Banking Corp. of Florida	2,464	77,419
ServisFirst Bancshares, Inc.	1,462	104,957
Shore Bancshares, Inc.	855	15,116
Sierra Bancorp	337	11,013
Simmons First National Corp., Class A	4,105	77,379
SmartFinancial, Inc.	403	14,907
Sound Financial Bancorp, Inc.	73	3,185
South Plains Financial, Inc.	355	13,774
Southern First Bancshares, Inc. (a)	211	10,871
Southern Missouri Bancorp, Inc.	268	15,844
Southside Bancshares, Inc.	847	25,740
Southstate Bank Corp.	600	56,466
SR Bancorp, Inc.	264	4,155
Stellar Bancorp, Inc.	1,316	40,717
Sterling Bancorp, Inc. (a)(c)**	504	—
Stock Yards Bancorp, Inc.	750	48,712
Synovus Financial Corp.	888	44,444
Texas Capital Bancshares, Inc. (a)	1,291	116,887
Third Coast Bancshares, Inc. (a)	355	13,494
Timberland Bancorp, Inc.	225	8,055
Tompkins Financial Corp.	396	28,718
Towne Bank	2,125	70,911
TriCo Bancshares	848	40,170
Triumph Financial, Inc. (a)	635	39,770
Truist Financial Corp.	8,558	421,139
TrustCo Bank Corp.	543	22,442
Trustmark Corp.	1,619	63,060
UMB Financial Corp.	2,069	238,018
Union Bankshares, Inc.	124	2,943
United Bankshares, Inc.	3,974	152,602
United Community Banks, Inc.	3,472	108,396
United Security Bancshares	456	4,592
Unity Bancorp, Inc.	231	11,947
Univest Financial Corp.	846	27,698
USCB Financial Holdings, Inc.	308	5,673
Valley National Bancorp	13,786	161,020
Virginia National Bankshares Corp.	137	5,459
WaFd, Inc.	2,199	70,434
	Number of Shares	Fair Value
Washington Trust Bancorp, Inc.	534	$15,780
Webster Financial Corp.	1,042	65,583
WesBanco, Inc.	2,678	89,017
West BanCorp, Inc.	468	10,385
Westamerica BanCorp	674	32,237
Western Alliance Bancorp	700	58,849
Western New England Bancorp, Inc.	572	7,219
Wintrust Financial Corp.	390	54,530
WSFS Financial Corp.	1,583	87,445
Zions Bancorp NA	775	45,368
		10,018,501
Reinsurance - 0.0%*
Everest Group Ltd.	254	86,195
Greenlight Capital Re Ltd., Class A (a)	713	10,396
Reinsurance Group of America, Inc.	390	79,349
Swiss Re AG	1,830	306,867
		482,807
Renewable Electricity - 0.0%*
Clearway Energy, Inc., Class C	600	19,956
Montauk Renewables, Inc. (a)	2,456	4,102
Ormat Technologies, Inc.	1,737	191,886
		215,944
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	1,161	33,669
BlackSky Technology, Inc. (a)	863	16,181
Booz Allen Hamilton Holding Corp.	814	68,669
CACI International, Inc., Class A (a)	145	77,257
CBIZ, Inc. (a)	1,430	72,144
Clarivate PLC (a)	3,112	10,394
CRA International, Inc.	184	36,928
Equifax, Inc.	791	171,631
Experian PLC	5,614	253,944
Exponent, Inc.	1,440	100,022
Falcon's Beyond Global, Inc., Class A (a)	420	6,304
Forrester Research, Inc. (a)	345	2,801
Franklin Covey Co. (a)	329	5,521
FTI Consulting, Inc. (a)	200	34,166
Huron Consulting Group, Inc. (a)	494	85,418
ICF International, Inc.	515	43,930
Innodata, Inc. (a)	862	43,919

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Jacobs Solutions, Inc.	790	$104,643
KBR, Inc.	700	28,140
Legalzoom.com, Inc. (a)	3,512	34,874
Leidos Holdings, Inc.	791	142,696
Mistras Group, Inc. (a)	359	4,541
Parsons Corp. (a)	300	18,540
Planet Labs PBC (a)	6,770	133,504
RCM Technologies, Inc. (a)	162	3,312
Resolute Holdings Management, Inc. (a)	120	24,772
Resources Connection, Inc.	1,001	5,045
Science Applications International Corp.	290	29,191
Spire Global, Inc. (a)	871	6,533
TIC Solutions, Inc. (a)	5,754	58,173
TransUnion	1,289	110,532
Verisk Analytics, Inc.	946	211,611
Willdan Group, Inc. (a)	412	42,708
		2,021,713
Restaurants - 0.4%
Aramark	1,500	55,290
Biglari Holdings, Inc., Class B (a)	20	6,649
BJ's Restaurants, Inc. (a)	588	23,167
Black Rock Coffee Bar, Inc., Class A (a)	472	10,502
Bloomin' Brands, Inc.	2,333	14,395
Brinker International, Inc. (a)	1,259	180,692
Cava Group, Inc. (a)	600	35,214
Cheesecake Factory, Inc.	1,333	67,290
Chipotle Mexican Grill, Inc. (a)	8,800	325,600
Cracker Barrel Old Country Store, Inc.	645	16,383
Darden Restaurants, Inc.	790	145,376
Denny's Corp. (a)	1,503	9,349
Dine Brands Global, Inc.	404	12,984
Domino's Pizza, Inc.	203	84,614
DoorDash, Inc., Class A (a)	2,300	520,904
Dutch Bros, Inc., Class A (a)	900	55,098
El Pollo Loco Holdings, Inc. (a)	799	8,357
First Watch Restaurant Group, Inc. (a)	1,586	23,917
Jack in the Box, Inc.	466	8,831
Krispy Kreme, Inc.	2,507	10,078
Kura Sushi USA, Inc., Class A (a)	207	10,832
McDonald's Corp.	4,620	1,412,011
Nathan's Famous, Inc.	75	7,018
Papa John's International, Inc.	913	35,141
Portillo's, Inc., Class A (a)	1,560	7,082
	Number of Shares	Fair Value
RCI Hospitality Holdings, Inc.	201	$4,792
Serve Robotics, Inc. (a)	1,802	18,705
Shake Shack, Inc., Class A (a)	1,128	91,560
Starbucks Corp.	7,225	608,417
Sweetgreen, Inc., Class A (a)	2,904	19,631
Texas Roadhouse, Inc.	400	66,400
Wendy's Co.	900	7,497
Wingstop, Inc.	200	47,698
Yum! Brands, Inc.	1,871	283,045
		4,234,519
Retail REITs - 0.2%
Acadia Realty Trust	3,822	78,504
Agree Realty Corp.	600	43,218
Alexander's, Inc.	59	12,858
Brixmor Property Group, Inc.	1,840	48,245
CBL & Associates Properties, Inc.	511	18,907
Curbline Properties Corp.	2,807	65,150
Federal Realty Investment Trust	600	60,480
FrontView REIT, Inc.	509	7,513
Getty Realty Corp.	1,575	43,108
InvenTrust Properties Corp.	2,250	63,472
Kimco Realty Corp.	4,434	89,877
Kite Realty Group Trust	6,174	147,991
Macerich Co.	7,210	133,097
NETSTREIT Corp.	2,425	42,777
NNN REIT, Inc.	1,500	59,445
Phillips Edison & Co., Inc.	3,584	127,483
Realty Income Corp.	5,886	331,794
Regency Centers Corp.	1,300	89,739
Saul Centers, Inc.	332	10,468
Simon Property Group, Inc.	2,053	380,031
SITE Centers Corp.	1,353	8,686
Tanger, Inc.	3,168	105,716
Urban Edge Properties	3,681	70,638
Whitestone REIT	1,257	17,460
		2,056,657
Security & Alarm Services - 0.0%*
Brink's Co.	1,195	139,493
CoreCivic, Inc. (a)	3,046	58,209
GEO Group, Inc. (a)	3,901	62,884
		260,586
Self Storage REITs - 0.1%
CubeSmart	1,460	52,633
Extra Space Storage, Inc.	1,444	188,038
Public Storage	1,017	263,911

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Smartstop Self Storage REIT, Inc.	921	$28,496
		533,078
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	1,441	56,848
Aehr Test Systems (a)	826	16,677
Aeluma, Inc. (a)	300	5,151
Amkor Technology, Inc.	800	31,584
Applied Materials, Inc.	5,214	1,339,946
Atomera, Inc. (a)	928	2,051
Axcelis Technologies, Inc. (a)	895	71,904
Cohu, Inc. (a)	1,350	31,415
Enphase Energy, Inc. (a)	746	23,909
Entegris, Inc.	982	82,734
FormFactor, Inc. (a)	2,210	123,274
Ichor Holdings Ltd. (a)	947	17,453
KLA Corp.	823	1,000,011
Lam Research Corp.	8,100	1,386,558
MKS, Inc.	500	79,900
Onto Innovation, Inc. (a)	290	45,779
PDF Solutions, Inc. (a)	906	25,848
Photronics, Inc. (a)	1,645	52,640
Qnity Electronics, Inc., Class W/I	1,428	116,596
Teradyne, Inc.	1,029	199,173
Ultra Clean Holdings, Inc. (a)	1,321	33,461
Veeco Instruments, Inc. (a)	1,707	48,786
		4,791,698
Semiconductors - 4.8%
Advanced Micro Devices, Inc. (a)	10,316	2,209,275
Alpha & Omega Semiconductor Ltd. (a)	693	13,728
Ambarella, Inc. (a)	1,181	83,662
Ambiq Micro, Inc. (a)	161	4,589
Analog Devices, Inc.	3,246	880,315
Astera Labs, Inc. (a)	800	133,088
Blaize Holdings, Inc. (a)	2,526	4,926
Broadcom, Inc.	29,795	10,312,049
CEVA, Inc. (a)	648	13,945
Cirrus Logic, Inc. (a)	300	35,550
Credo Technology Group Holding Ltd. (a)	4,377	629,807
Diodes, Inc. (a)	1,323	65,277
First Solar, Inc. (a)	701	183,122
GLOBALFOUNDRIES, Inc. (a)	500	17,460
Impinj, Inc. (a)	778	135,380
Intel Corp. (a)	28,681	1,058,329
	Number of Shares	Fair Value
Kopin Corp. (a)	4,343	$10,163
Lattice Semiconductor Corp. (a)	1,000	73,580
MACOM Technology Solutions Holdings, Inc. (a)	400	68,512
Marvell Technology, Inc.	5,691	483,621
MaxLinear, Inc. (a)	2,417	42,128
Microchip Technology, Inc.	3,598	229,265
Micron Technology, Inc.	7,250	2,069,222
Monolithic Power Systems, Inc.	275	249,249
Navitas Semiconductor Corp. (a)	4,610	32,915
NVE Corp.	151	8,959
NVIDIA Corp.	151,013	28,163,924
ON Semiconductor Corp. (a)	2,517	136,296
Penguin Solutions, Inc. (a)	1,537	30,064
Power Integrations, Inc.	1,613	57,326
Qorvo, Inc. (a)	497	42,001
QUALCOMM, Inc.	7,001	1,197,521
Rambus, Inc. (a)	3,074	282,470
Rigetti Computing, Inc. (a)	9,095	201,454
Semtech Corp. (a)	2,479	182,678
Silicon Laboratories, Inc. (a)	939	122,727
SiTime Corp. (a)	613	216,505
SkyWater Technology, Inc. (a)	849	15,418
Skyworks Solutions, Inc.	873	55,357
Synaptics, Inc. (a)	1,113	82,384
Texas Instruments, Inc.	5,861	1,016,825
Universal Display Corp.	287	33,516
		50,884,582
Silver - 0.0%*
Hecla Mining Co.	18,119	347,704
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	2,500	80,250
Equity LifeStyle Properties, Inc.	1,182	71,641
Invitation Homes, Inc.	4,240	117,830
Sun Communities, Inc.	810	100,367
UMH Properties, Inc.	2,355	37,468
		407,556
Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	1,000	45,740
Coca-Cola Co.	25,069	1,752,574
Coca-Cola Consolidated, Inc.	380	58,254
Keurig Dr. Pepper, Inc.	8,651	242,314
Monster Beverage Corp. (a)	4,384	336,121
National Beverage Corp. (a)	702	22,387

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
PepsiCo, Inc.	8,907	$1,278,333
Primo Brands Corp., Class A	1,800	29,430
Vita Coco Co., Inc. (a)	1,314	69,655
Zevia PBC, Class A (a)	1,043	2,420
		3,837,228
Specialized Consumer Services - 0.0%*
ADT, Inc.	2,730	22,031
Carriage Services, Inc.	395	16,709
Driven Brands Holdings, Inc. (a)	1,749	25,920
European Wax Center, Inc., Class A (a)	939	3,381
Frontdoor, Inc. (a)	2,115	122,014
H&R Block, Inc.	800	34,864
Matthews International Corp., Class A	868	22,672
Mister Car Wash, Inc. (a)	2,741	15,240
Service Corp. International	858	66,898
		329,729
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	982	3,673
Burford Capital Ltd.	5,737	51,174
HA Sustainable Infrastructure Capital, Inc.	3,486	109,565
SWK Holdings Corp.	117	2,012
		166,424
Specialty Chemicals - 0.2%
Albemarle Corp.	837	118,385
Arq, Inc. (a)	1,014	3,316
Ashland, Inc.	300	17,601
ASP Isotopes, Inc. (a)	2,224	11,898
Aspen Aerogels, Inc. (a)	2,287	6,472
Avient Corp.	2,664	83,223
Axalta Coating Systems Ltd. (a)	1,500	48,465
Balchem Corp.	932	142,932
Celanese Corp.	800	33,824
DuPont de Nemours, Inc.	2,856	114,811
Eastman Chemical Co.	777	49,596
Ecolab, Inc.	1,620	425,283
Ecovyst, Inc. (a)	3,172	30,864
Element Solutions, Inc.	1,100	27,489
Flotek Industries, Inc. (a)	432	7,443
HB Fuller Co.	1,548	92,044
Ingevity Corp. (a)	1,051	62,198
Innospec, Inc.	716	54,803
International Flavors & Fragrances, Inc.	1,793	120,830
	Number of Shares	Fair Value
Minerals Technologies, Inc.	910	$55,465
NewMarket Corp.	43	29,552
Perimeter Solutions, Inc. (a)	3,945	108,606
PPG Industries, Inc.	1,381	141,497
Quaker Chemical Corp.	397	54,512
Rayonier Advanced Materials, Inc. (a)	1,719	10,125
RPM International, Inc.	926	96,304
Sensient Technologies Corp.	1,199	112,646
Sherwin-Williams Co.	1,528	495,118
Solesence, Inc. (a)	649	1,035
Solstice Advanced Materials, Inc. (a)	1,056	51,301
Stepan Co.	634	30,026
Valhi, Inc.	60	723
		2,638,387
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	337	67,360
Ascent Industries Co. (a)	269	4,355
Cleveland-Cliffs, Inc. (a)	3,737	49,627
Commercial Metals Co.	3,169	219,358
Friedman Industries, Inc.	222	4,549
Metallus, Inc. (a)	1,026	17,606
Nucor Corp.	1,483	241,892
Olympic Steel, Inc.	305	13,050
Ramaco Resources, Inc., Class A (a)	1,195	21,510
Reliance, Inc.	298	86,083
Ryerson Holding Corp.	758	19,071
Steel Dynamics, Inc.	802	135,899
SunCoke Energy, Inc.	2,362	17,006
Warrior Met Coal, Inc.	1,479	130,404
Worthington Steel, Inc.	969	33,547
		1,061,317
Systems Software - 2.8%
A10 Networks, Inc.	2,131	37,697
Adeia, Inc.	3,054	52,682
Airship AI Holdings, Inc. (a)	730	2,110
Appian Corp., Class A (a)	1,103	39,068
Arteris, Inc. (a)	891	13,811
Commvault Systems, Inc. (a)	1,271	159,333
Crowdstrike Holdings, Inc., Class A (a)	1,598	749,078
CyberArk Software Ltd. (a)	288	128,465
Dolby Laboratories, Inc., Class A	437	28,064
Fortinet, Inc. (a)	4,235	336,301
Gen Digital, Inc.	3,626	98,591

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Gitlab, Inc., Class A (a)	800	$30,024
Microsoft Corp.	47,836	23,134,446
Monday.com Ltd. (a)	232	34,234
N-able, Inc. (a)	1,997	14,938
OneSpan, Inc.	987	12,673
Oracle Corp.	10,840	2,112,824
Palo Alto Networks, Inc. (a)	4,348	800,902
Progress Software Corp. (a)	1,222	52,497
Qualys, Inc. (a)	1,038	137,950
Rapid7, Inc. (a)	1,877	28,530
Rubrik, Inc., Class A (a)	900	68,832
SentinelOne, Inc., Class A (a)	1,820	27,300
ServiceNow, Inc. (a)	6,730	1,030,969
Silvaco Group, Inc. (a)	180	729
Telos Corp. (a)	1,380	7,038
Tenable Holdings, Inc. (a)	3,524	82,920
Teradata Corp. (a)	600	18,264
UiPath, Inc., Class A (a)	3,200	52,448
Varonis Systems, Inc. (a)	3,352	109,946
Xperi, Inc. (a)	1,384	8,110
Zscaler, Inc. (a)	599	134,727
		29,545,501
Technology Distributors - 0.0%*
Arrow Electronics, Inc. (a)	267	29,418
Avnet, Inc.	400	19,232
CDW Corp.	861	117,268
Climb Global Solutions, Inc.	106	10,896
ePlus, Inc.	763	66,915
Insight Enterprises, Inc. (a)	837	68,190
PC Connection, Inc.	310	17,905
Richardson Electronics Ltd.	303	3,297
ScanSource, Inc. (a)	594	23,202
TD SYNNEX Corp.	500	75,115
		431,438
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	94,069	25,573,598
CompoSecure, Inc., Class A (a)	1,654	31,889
Corsair Gaming, Inc. (a)	1,472	8,744
CPI Card Group, Inc. (a)	119	1,747
Dell Technologies, Inc., Class C	1,980	249,242
Diebold Nixdorf, Inc. (a)	713	48,406
Eastman Kodak Co. (a)	1,390	11,759
Hewlett Packard Enterprise Co.	8,684	208,590
HP, Inc.	6,278	139,874
Immersion Corp.	904	6,147
IonQ, Inc. (a)	9,651	433,040
	Number of Shares	Fair Value
NetApp, Inc.	1,367	$146,392
Pure Storage, Inc., Class A (a)	2,000	134,020
Quantum Computing, Inc. (a)	5,811	59,621
Sandisk Corp. (a)	833	197,738
Super Micro Computer, Inc. (a)	3,420	100,103
Turtle Beach Corp. (a)	477	6,692
Western Digital Corp.	2,200	378,994
Xerox Holdings Corp.	3,759	8,909
		27,745,505
Telecom Tower REITs - 0.1%
American Tower Corp.	3,014	529,168
Crown Castle, Inc.	2,885	256,390
SBA Communications Corp.	715	138,302
		923,860
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,219	88,272
Rayonier, Inc.	1,083	23,447
Weyerhaeuser Co.	4,446	105,326
		217,045
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	7,807	68,389
Tobacco - 0.2%
Altria Group, Inc.	10,737	619,095
Ispire Technology, Inc. (a)	522	1,462
Philip Morris International, Inc.	10,050	1,612,020
Turning Point Brands, Inc.	510	55,284
Universal Corp.	718	37,875
		2,325,736
Trading Companies & Distributors - 0.3%
Air Lease Corp.	800	51,384
Alta Equipment Group, Inc.	798	3,671
Applied Industrial Technologies, Inc.	220	56,489
BlueLinx Holdings, Inc. (a)	210	12,900
Boise Cascade Co.	1,093	80,445
Core & Main, Inc., Class A (a)	1,170	60,805
Custom Truck One Source, Inc. (a)	1,920	11,059
Distribution Solutions Group, Inc. (a)	299	8,190
DNOW, Inc. (a)	5,323	70,530
DXP Enterprises, Inc. (a)	364	39,963
EVI Industries, Inc.	126	3,105
Fastenal Co.	7,434	298,326

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Ferguson Enterprises, Inc.	1,290	$287,193
FTAI Aviation Ltd.	700	137,795
GATX Corp.	1,021	173,161
Global Industrial Co.	390	11,396
Herc Holdings, Inc.	928	137,697
Hudson Technologies, Inc. (a)	1,259	8,624
Karat Packaging, Inc.	286	6,455
McGrath RentCorp	710	74,500
MSC Industrial Direct Co., Inc., Class A	298	25,062
NPK International, Inc. (a)	2,313	27,571
QXO, Inc. (a)	3,800	73,302
Rush Enterprises, Inc., Class A	1,730	93,316
Rush Enterprises, Inc., Class B	237	13,334
SiteOne Landscape Supply, Inc. (a)	300	37,368
Titan Machinery, Inc. (a)	678	10,197
Transcat, Inc. (a)	253	14,353
United Rentals, Inc.	415	335,868
Watsco, Inc.	216	72,781
WESCO International, Inc.	300	73,392
Willis Lease Finance Corp.	77	10,444
WW Grainger, Inc.	260	262,353
Xometry, Inc., Class A (a)	1,259	74,873
		2,657,902
Transaction & Payment Processing Services - 0.8%
Affirm Holdings, Inc. (a)	1,746	129,955
Block, Inc. (a)	3,502	227,945
Cantaloupe, Inc. (a)	1,706	18,118
Cass Information Systems, Inc.	335	13,909
Corpay, Inc. (a)	420	126,391
Euronet Worldwide, Inc. (a)	200	15,222
Fidelity National Information Services, Inc.	3,448	229,154
Fiserv, Inc. (a)	3,627	243,625
Flywire Corp. (a)	3,291	46,600
Global Payments, Inc.	1,693	131,038
International Money Express, Inc. (a)	748	11,489
Jack Henry & Associates, Inc.	438	79,926
Marqeta, Inc., Class A (a)	10,529	50,013
Mastercard, Inc., Class A	5,159	2,945,170
NCR Atleos Corp. (a)	2,122	80,869
Payoneer Global, Inc. (a)	7,806	43,870
PayPal Holdings, Inc.	5,963	348,120
Paysafe Ltd. (a)	1,063	8,600
Paysign, Inc. (a)	1,138	5,861
	Number of Shares	Fair Value
Priority Technology Holdings, Inc. (a)	707	$3,853
Remitly Global, Inc. (a)	4,835	66,723
Repay Holdings Corp. (a)	1,943	7,092
Sezzle, Inc. (a)	467	29,643
Shift4 Payments, Inc., Class A (a)	500	31,485
Toast, Inc., Class A (a)	2,900	102,979
Visa, Inc., Class A	10,839	3,801,346
Western Union Co.	1,500	13,965
WEX, Inc. (a)	192	28,604
		8,841,565
Water Utilities - 0.0%*
American States Water Co.	1,121	81,250
American Water Works Co., Inc.	1,322	172,521
Cadiz, Inc. (a)	1,684	9,447
California Water Service Group	1,732	75,048
Consolidated Water Co. Ltd.	417	14,716
Essential Utilities, Inc.	1,800	69,048
Global Water Resources, Inc.	268	2,265
H2O America	947	46,393
Middlesex Water Co.	525	26,470
Pure Cycle Corp. (a)	618	6,792
York Water Co.	396	12,609
		516,559
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,141	9,977
Spok Holdings, Inc.	685	9,035
Telephone & Data Systems, Inc.	2,822	115,702
T-Mobile U.S., Inc.	3,105	630,439
		765,153
Total Common Stock (Cost $365,173,032)		494,117,173
Warrant - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	75	102
Total Domestic Equity (Cost $365,173,032)		494,117,275

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Foreign Equity - 21.8%
Common Stock - 21.6%
Advertising - 0.0%*
Focus Media Information Technology Co. Ltd., Class A	10,900	$11,509
Gambling.com Group Ltd. (a)	681	3,718
Informa PLC	7,959	94,634
Nexxen International Ltd. (a)	975	6,377
Publicis Groupe SA	1,413	147,065
		263,303
Aerospace & Defense - 0.5%
AECC Aviation Power Co. Ltd., Class A	2,100	12,043
Airbus SE	3,650	850,490
Aselsan Elektronik Sanayi Ve Ticaret AS	12,026	64,855
AviChina Industry & Technology Co. Ltd., Class H	35,000	17,852
BAE Systems PLC	18,426	424,796
Bharat Electronics Ltd.	35,369	157,249
Bombardier, Inc., Class B (a)	500	85,172
CAE, Inc. (a)	1,843	56,120
Dassault Aviation SA	130	41,803
Elbit Systems Ltd.	168	96,780
Embraer SA	7,600	122,882
Hanwha Aerospace Co. Ltd.	326	212,951
Hanwha Systems Co. Ltd.	678	25,604
Hensoldt AG	421	36,292
Hindustan Aeronautics Ltd.	1,935	94,484
Kongsberg Gruppen ASA	2,665	68,323
Korea Aerospace Industries Ltd.	651	51,699
Kuang-Chi Technologies Co. Ltd., Class A (a)	400	2,794
Leonardo SpA	2,498	144,224
LIG Nex1 Co. Ltd.	129	37,700
Melrose Industries PLC	7,741	61,264
MTU Aero Engines AG	332	138,538
Rheinmetall AG	282	516,995
Rolls-Royce Holdings PLC	51,690	799,545
Saab AB, Class B	1,970	114,882
Safran SA	2,211	772,262
Singapore Technologies Engineering Ltd.	10,200	66,784
Thales SA	573	154,646
		5,229,029
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	5,900	83,431
	Number of Shares	Fair Value
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	85,300	$23,071
IOI Corp. Bhd.	19,900	19,615
Kuala Lumpur Kepong Bhd.	3,681	18,142
New Hope Liuhe Co. Ltd., Class A	3,200	4,227
SD Guthrie Bhd.	22,100	31,206
Wilmar International Ltd.	11,406	27,318
		123,579
Air Freight & Logistics - 0.1%
Deutsche Post AG	5,880	322,707
DSV AS	1,252	317,942
Hyundai Glovis Co. Ltd.	310	38,864
InPost SA (a)	1,333	16,391
J&T Global Express Ltd. (a)	24,400	32,759
JD Logistics, Inc. (a)(f)	14,000	20,541
SAL Saudi Logistics Services	271	11,589
SF Holding Co. Ltd., Class A	3,300	18,117
SG Holdings Co. Ltd.	1,500	13,718
YTO Express Group Co. Ltd., Class A	2,700	6,352
ZTO Express Cayman, Inc.	4,809	100,276
		899,256
Airport Services - 0.1%
Aena SME SA (f)	4,625	129,386
Aeroports de Paris SA	205	26,821
Airports of Thailand PCL NVDR	51,109	85,979
Auckland International Airport Ltd.	11,150	53,410
GMR Airports Ltd. (a)	28,137	32,673
Grupo Aeroportuario del Centro Norte SAB de CV	2,300	31,153
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,650	96,036
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,885	60,722
Shanghai International Airport Co. Ltd., Class A	1,300	6,102
		522,282
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class C (a)	1,600	17,664
Liberty Latin America Ltd., Class A (a)	970	7,168

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Liberty Latin America Ltd., Class C (a)	3,739	$27,893
		52,725
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	4,300	7,528
Aluminum Corp. of China Ltd., Class H	48,000	75,051
China Hongqiao Group Ltd.	27,500	115,250
Hindalco Industries Ltd.	11,247	110,957
Norsk Hydro ASA	8,454	65,541
Press Metal Aluminium Holdings Bhd.	38,400	67,375
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	11,331
United Co. RUSAL International PJSC (a)(c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	23,054
		476,087
Apparel Retail - 0.1%
CCC SA (a)	475	15,802
Fast Retailing Co. Ltd.	1,151	418,118
H & M Hennes & Mauritz AB, Class B	3,045	61,403
Industria de Diseno Textil SA	6,690	442,668
Pepkor Holdings Ltd. (f)	20,792	33,189
Trent Ltd.	1,922	91,503
Zalando SE (a)(f)	1,496	44,522
ZOZO, Inc.	2,400	19,767
		1,126,972
Apparel, Accessories & Luxury Goods - 0.3%
adidas AG	1,045	207,475
Amer Sports, Inc. (a)	1,000	37,350
ANTA Sports Products Ltd.	12,076	124,972
Bosideng International Holdings Ltd.	30,000	17,190
Cie Financiere Richemont SA, Class A	3,301	716,866
Ermenegildo Zegna NV	1,729	17,722
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	1,112	69,596
Hermes International SCA	194	483,484
Kalyan Jewellers India Ltd.	4,585	24,759
Kering SA	460	162,614
Laopu Gold Co. Ltd., Class H	300	23,820
Li Ning Co. Ltd.	30,819	73,924
LPP SA	13	75,248
	Number of Shares	Fair Value
LVMH Moet Hennessy Louis Vuitton SE	1,537	$1,164,309
Moncler SpA	1,416	91,333
Page Industries Ltd.	55	22,057
Pandora AS	482	53,630
Shenzhou International Group Holdings Ltd.	9,700	76,269
Swatch Group AG	660	41,542
Titan Co. Ltd.	2,980	134,330
		3,618,490
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	19,401
Chaince Digital Holdings, Inc. (a)	1,038	5,159
Constellation Software, Inc.	125	301,058
Dassault Systemes SE	4,132	115,691
Descartes Systems Group, Inc. (a)	491	43,131
D-Wave Quantum, Inc. (a)	9,537	249,393
Horizon Robotics (a)	37,800	42,057
Hundsun Technologies, Inc., Class A	1,456	6,289
Hut 8 Corp. (a)	2,739	125,830
Iflytek Co. Ltd., Class A	1,500	10,807
Kingdee International Software Group Co. Ltd. (a)	35,000	59,761
Nemetschek SE	331	36,075
Nice Ltd. (a)	362	40,560
Open Text Corp.	1,565	51,035
Oracle Financial Services Software Ltd.	230	19,671
Sage Group PLC	5,863	85,406
SAP SE	6,419	1,570,709
Shanghai Baosight Software Co. Ltd., Class A	2,246	6,664
WiseTech Global Ltd.	1,320	60,261
Xero Ltd. (a)	999	75,958
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	4,939
		2,929,855
Asset Management & Custody Banks - 0.2%
3i Group PLC	6,079	266,801
Amundi SA (f)	365	30,265
Brookfield Asset Management Ltd., Class A	4,965	260,278
Brookfield Corp.	12,661	582,087
China CITIC Financial Asset Management Co. Ltd., Class H H Shares (a)(f)	146,000	15,569

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
CVC Capital Partners PLC (f)	1,259	$21,145
EQT AB	3,002	118,468
HDFC Asset Management Co. Ltd. (f)	1,698	50,483
IGM Financial, Inc.	493	22,230
Julius Baer Group Ltd.	1,248	98,296
Partners Group Holding AG	140	173,602
Patria Investments Ltd., Class A	1,908	30,318
Reinet Investments SCA	1,448	50,684
Schroders PLC	3,789	20,742
		1,740,968
Automobile Manufacturers - 0.5%
Bayerische Motoren Werke AG	1,761	192,633
BYD Co. Ltd., Class A	3,000	42,000
BYD Co. Ltd., Class H	36,400	445,910
Chongqing Changan Automobile Co. Ltd., Class A	2,714	4,612
Ferrari NV	772	288,958
Ford Otomotiv Sanayi AS	3,410	7,354
Geely Automobile Holdings Ltd.	58,000	133,385
Great Wall Motor Co. Ltd., Class H	23,033	45,276
Guangzhou Automobile Group Co. Ltd., Class A	10,000	11,691
Honda Motor Co. Ltd.	22,924	224,640
Hyundai Motor Co.	1,371	282,185
Hyundai Motor India Ltd.	1,586	40,550
Isuzu Motors Ltd.	3,500	54,472
Kia Corp.	2,096	177,219
Li Auto, Inc., Class A (a)	13,300	110,812
Mahindra & Mahindra Ltd.	9,170	378,433
Maruti Suzuki India Ltd.	1,276	237,044
Mercedes-Benz Group AG	4,423	312,039
NIO, Inc., Class A (a)	14,033	73,847
Nissan Motor Co. Ltd. (a)	14,900	37,082
Renault SA	1,269	52,789
SAIC Motor Corp. Ltd., Class A	6,300	13,737
Seres Group Co. Ltd., Class A	600	10,398
Subaru Corp.	3,500	75,808
Suzuki Motor Corp.	9,700	144,468
Tata Motors Passenger Vehicles Ltd.	20,858	85,250
Toyota Motor Corp.	58,261	1,247,401
XPeng, Inc., Class A (a)	13,400	136,608
	Number of Shares	Fair Value
Zhejiang Leapmotor Technology Co. Ltd., Class H (a)(f)	4,400	$27,485
		4,894,086
Automotive Parts & Equipment - 0.1%
Aisin Corp.	3,200	59,735
Bharat Forge Ltd.	2,331	38,134
Bosch Ltd.	68	27,267
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,302
Denso Corp.	10,960	150,893
Fuyao Glass Industry Group Co. Ltd., Class A	900	8,351
Fuyao Glass Industry Group Co. Ltd., Class H (f)	4,956	42,788
Garrett Motion, Inc.	4,581	79,847
Huayu Automotive Systems Co. Ltd., Class A	1,768	5,066
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,447
Hyundai Mobis Co. Ltd.	471	121,956
Magna International, Inc.	1,625	86,742
Ningbo Tuopu Group Co. Ltd., Class A	1,160	12,827
Samvardhana Motherson International Ltd.	42,208	56,325
Sumitomo Electric Industries Ltd.	4,466	180,213
Tube Investments of India Ltd.	1,021	29,695
		908,588
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	26,028	27,638
Empresas Copec SA	3,013	23,594
Hotai Motor Co. Ltd.	2,940	51,463
Petronas Dagangan Bhd.	2,800	13,772
Ultrapar Participacoes SA	8,100	30,894
Vibra Energia SA	11,354	52,482
		199,843
Biotechnology - 0.2%
3SBio, Inc. (f)	17,000	52,812
ADC Therapeutics SA (a)	2,357	8,320
Akeso, Inc. (a)(f)	7,000	101,625
Alteogen, Inc. (a)	420	131,054
Argenx SE (a)	377	317,376
Aurinia Pharmaceuticals, Inc. (a)	3,476	55,442
Benitec Biopharma, Inc. (a)	442	5,954

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Bright Minds Biosciences, Inc. (a)	150	$11,706
Celltrion, Inc.	1,444	181,434
Chongqing Zhifei Biological Products Co. Ltd., Class A (a)	3,150	8,516
CRISPR Therapeutics AG (a)	2,512	131,729
CSL Ltd.	2,973	342,286
Fennec Pharmaceuticals, Inc. (a)	700	5,390
Genmab AS (a)	376	119,843
Grifols SA	1,767	22,205
Imeik Technology Development Co. Ltd., Class A	420	8,528
Innovent Biologics, Inc. (a)(f)	15,000	146,945
PharmaEssentia Corp.	3,329	49,796
Prothena Corp. PLC (a)	1,110	10,601
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	4,996
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (a)	400	20,155
Swedish Orphan Biovitrum AB (a)	1,298	46,858
TuHURA Biosciences, Inc. (a)	1,361	1,030
Xenon Pharmaceuticals, Inc. (a)	2,151	96,408
		1,881,009
Brewers - 0.1%
Ambev SA	50,600	127,983
Anheuser-Busch InBev SA	6,059	390,668
Asahi Group Holdings Ltd.	9,400	98,321
Carlsberg AS, Class B	572	75,120
China Resources Beer Holdings Co. Ltd.	15,500	52,214
Heineken Holding NV	852	62,440
Heineken NV	1,779	145,711
Kirin Holdings Co. Ltd.	4,700	70,405
Tsingtao Brewery Co. Ltd., Class A	800	7,015
Tsingtao Brewery Co. Ltd., Class H	4,924	30,821
		1,060,698
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.	159,900	2,933,606
Allegro.eu SA (a)(f)	7,461	64,375
Canadian Tire Corp. Ltd., Class A	278	35,276
Coupang, Inc. (a)	8,440	199,100
	Number of Shares	Fair Value
Dollarama, Inc.	1,665	$249,176
Falabella SA	5,431	37,854
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	36,259
JD.com, Inc., Class A	24,026	344,485
MINISO Group Holding Ltd. ADR	576	10,800
Naspers Ltd., Class N	7,116	474,333
Next PLC	718	132,114
Pan Pacific International Holdings Corp.	11,600	68,995
PDD Holdings, Inc. ADR (a)	6,657	754,837
Prosus NV	8,027	498,234
Rakuten Group, Inc. (a)	9,200	58,929
Ryohin Keikaku Co. Ltd.	3,300	58,570
Sea Ltd. ADR (a)	2,342	298,769
Vipshop Holdings Ltd. ADR	3,134	55,440
Vishal Mega Mart Ltd. (a)	16,034	24,328
Wesfarmers Ltd.	6,955	376,091
		6,711,571
Building Products - 0.1%
AGC, Inc.	1,100	36,443
Assa Abloy AB, Class B	6,130	238,649
Astral Ltd.	1,331	20,562
Beijing New Building Materials PLC, Class A	1,600	5,724
Belimo Holding AG	60	59,148
Cie de Saint-Gobain SA	2,749	280,756
Daikin Industries Ltd.	1,652	211,631
Geberit AG	213	166,582
Kingspan Group PLC	939	81,773
Nibe Industrier AB, Class B	10,091	38,990
Rockwool AS, Class B	557	19,742
		1,160,000
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	424	43,883
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	3,474	134,782
Entain PLC	3,492	36,007
Evolution AB (f)	871	59,504
FDJ UNITED	604	16,755
Flutter Entertainment PLC (a)	1,040	223,642
Galaxy Entertainment Group Ltd.	12,000	59,079
Genius Sports Ltd. (a)	6,306	69,492
Lottery Corp. Ltd.	14,688	50,541
OPAP SA	1,582	35,487
Sands China Ltd.	16,000	40,290

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Super Group SGHC Ltd.	4,541	$54,265
		779,844
Coal & Consumable Fuels - 0.1%
Cameco Corp.	2,712	248,655
China Coal Energy Co. Ltd., Class H	15,000	19,175
China Shenhua Energy Co. Ltd., Class A	3,300	19,148
China Shenhua Energy Co. Ltd., Class H	32,990	164,452
Coal India Ltd.	12,795	56,801
Dian Swastatika Sentosa Tbk. PT (a)	7,000	42,399
Encore Energy Corp. (a)	5,092	12,628
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	15,195
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,600	16,426
Petrindo Jaya Kreasi Tbk. PT	250,000	35,082
Shaanxi Coal Industry Co. Ltd., Class A	3,600	10,996
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	8,791
United Tractors Tbk. PT	14,700	26,006
Yankuang Energy Group Co. Ltd., Class A	4,485	8,449
Yankuang Energy Group Co. Ltd., Class H	26,900	33,247
		717,450
Commercial Printing - 0.0%*
Cimpress PLC (a)	501	33,362
Dai Nippon Printing Co. Ltd.	2,600	44,686
TOPPAN Holdings, Inc.	1,300	38,657
		116,705
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	8,100	71,778
Barito Pacific Tbk. PT (a)	178,588	35,021
Chandra Asri Pacific Tbk. PT	76,300	32,030
Formosa Chemicals & Fibre Corp.	30,000	30,649
Formosa Plastics Corp.	39,000	48,408
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	12,346
Hengli Petrochemical Co. Ltd., Class A	7,500	24,209
Jiangsu Eastern Shenghong Co. Ltd., Class A (a)	4,600	7,177
	Number of Shares	Fair Value
LB Group Co. Ltd., Class A	2,100	$5,891
LG Chem Ltd.	479	110,726
Mesaieed Petrochemical Holding Co.	65,734	19,733
Nan Ya Plastics Corp.	50,000	95,797
Orion SA	1,839	9,710
Petronas Chemicals Group Bhd.	16,900	15,118
Rongsheng Petrochemical Co. Ltd., Class A	850	1,426
Sahara International Petrochemical Co.	2,644	10,574
Satellite Chemical Co. Ltd., Class A	3,525	8,929
Saudi Basic Industries Corp.	9,084	124,243
Solar Industries India Ltd.	242	32,988
Supreme Industries Ltd.	453	16,903
Toray Industries, Inc.	9,100	59,217
Yanbu National Petrochemical Co.	2,034	14,902
Zhejiang Juhua Co. Ltd., Class A	500	2,752
		790,527
Communications Equipment - 0.1%
Accton Technology Corp.	5,000	188,571
BYD Electronic International Co. Ltd.	6,520	28,179
Nokia OYJ	32,370	211,831
Telefonaktiebolaget LM Ericsson, Class B	17,308	170,099
Yealink Network Technology Corp. Ltd., Class A	1,540	7,866
Zhongji Innolight Co. Ltd., Class A	700	61,175
ZTE Corp., Class A	2,700	14,637
ZTE Corp., Class H	5,000	17,434
		699,792
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,101	109,717
AtkinsRealis Group, Inc.	1,000	64,636
Bouygues SA	1,153	60,056
Budimex SA	101	17,918
China Communications Services Corp. Ltd., Class H	13,733	7,904
China Energy Engineering Corp. Ltd., Class A	34,900	11,750
China National Chemical Engineering Co. Ltd., Class A	10,700	11,543

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
China Railway Group Ltd., Class A	5,800	$4,495
China Railway Group Ltd., Class H	43,000	21,159
China State Construction Engineering Corp. Ltd., Class A	19,800	14,552
China State Construction International Holdings Ltd.	20,000	23,408
Eiffage SA	412	59,226
Gamuda Bhd.	39,271	48,194
HOCHTIEF AG	99	39,183
Kajima Corp.	2,600	96,788
Larsen & Toubro Ltd.	6,360	288,955
Metallurgical Corp. of China Ltd., Class A	24,100	10,255
Obayashi Corp.	3,900	81,337
Power Construction Corp. of China Ltd., Class A	12,000	8,940
Rail Vikas Nigam Ltd.	4,468	17,759
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	13,970
Skanska AB, Class B	2,240	61,304
Stantec, Inc.	700	66,142
Taisei Corp.	900	85,180
Vinci SA	3,059	431,297
Voltas Ltd.	2,396	36,287
WSP Global, Inc.	796	144,317
		1,836,272
Construction Machinery & Heavy Transportation Equipment - 0.2%
Aebi Schmidt Holding AG	1,144	14,472
Alstom SA (a)	2,083	61,575
Ashok Leyland Ltd.	29,270	58,355
China CSSC Holdings Ltd., Class A	4,000	19,060
CRRC Corp. Ltd., Class A	13,000	12,702
CRRC Corp. Ltd., Class H	63,000	48,402
Cummins India Ltd.	1,341	66,161
Daimler Truck Holding AG	2,931	128,467
Doosan Bobcat, Inc.	610	24,433
Epiroc AB, Class A	3,990	90,847
Epiroc AB, Class B	2,581	52,271
Hanwha Ocean Co. Ltd. (a)	1,048	82,644
HD Hyundai Heavy Industries Co. Ltd.	343	121,195
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	461	130,247
Hyundai Rotem Co. Ltd.	808	105,393
Knorr-Bremse AG	481	53,751
	Number of Shares	Fair Value
Komatsu Ltd.	5,914	$188,650
Metso OYJ	4,055	71,341
Samsung Heavy Industries Co. Ltd. (a)	6,818	114,063
Sany Heavy Industry Co. Ltd., Class A	5,300	16,044
Sinotruk Hong Kong Ltd.	8,000	28,388
Tata Motors Ltd./new (a)	20,858	96,424
Toyota Industries Corp.	1,000	113,560
Volvo AB, Class A	2,388	76,778
Volvo AB, Class B	7,343	235,692
Weichai Power Co. Ltd., Class H	22,401	54,250
XCMG Construction Machinery Co. Ltd., Class A	9,300	15,429
Yangzijiang Shipbuilding Holdings Ltd.	17,100	46,274
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,800	18,367
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	10,757
		2,155,992
Construction Materials - 0.1%
Ambuja Cements Ltd.	6,240	38,625
Anhui Conch Cement Co. Ltd., Class A	2,769	8,672
Anhui Conch Cement Co. Ltd., Class H	12,081	34,271
Asia Cement Corp.	23,000	27,231
Cemex SAB de CV	146,100	167,963
China Jushi Co. Ltd., Class A	4,114	10,079
China National Building Material Co. Ltd., Class H	30,990	20,385
Grasim Industries Ltd.	2,556	80,452
Heidelberg Materials AG	818	214,236
Shree Cement Ltd.	67	19,810
Siam Cement PCL NVDR	5,839	34,009
TCC Group Holdings Co. Ltd.	59,595	44,003
Titan America SA (a)	657	10,827
UltraTech Cement Ltd.	1,138	149,202
		859,765
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	320	43,087
LG Electronics, Inc.	691	44,082
Panasonic Holdings Corp.	14,600	188,479
Sony Group Corp.	37,745	969,000
		1,244,648

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Consumer Finance - 0.1%
Bajaj Finance Ltd.	25,464	$279,573
Cholamandalam Investment & Finance Co. Ltd.	3,448	65,301
Muthoot Finance Ltd.	1,041	44,148
Qfin Holdings, Inc. ADR	800	15,416
SBI Cards & Payment Services Ltd.	3,897	37,362
Shriram Finance Ltd.	11,586	128,416
Sundaram Finance Ltd.	575	33,796
		604,012
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	13,625	215,312
Carrefour SA	3,539	59,145
Cencosud SA	10,731	34,458
Wal-Mart de Mexico SAB de CV	44,486	138,881
		447,796
Copper - 0.1%
Amman Mineral Internasional PT (a)	119,600	46,083
Antofagasta PLC	2,389	105,365
First Quantum Minerals Ltd. (a)	4,289	115,145
Jiangxi Copper Co. Ltd., Class H	8,782	48,381
KGHM Polska Miedz SA (a)	1,370	107,003
Lundin Mining Corp.	4,173	89,807
Southern Copper Corp.	1,479	212,192
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	6,199
		730,175
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	3,161	71,964
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	7,599
Anhui Gujing Distillery Co. Ltd., Class B	800	8,978
Davide Campari-Milano NV	3,647	23,721
Diageo PLC	13,632	294,013
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	6,976
Jiangsu Yanghe Distillery Co. Ltd., Class A	100	870
Kweichow Moutai Co. Ltd., Class A	800	157,844
	Number of Shares	Fair Value
Luzhou Laojiao Co. Ltd., Class A	600	$9,990
Pernod Ricard SA	1,243	106,715
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	440	10,824
United Spirits Ltd.	1,907	30,631
Wuliangye Yibin Co. Ltd., Class A	2,300	34,909
		693,070
Distributors - 0.0%*
D'ieteren Group	127	22,955
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	3,199
		26,154
Diversified Banks - 3.6%
ABN AMRO Bank NV (f)	3,596	125,813
Absa Group Ltd.	9,349	135,050
Abu Dhabi Commercial Bank PJSC	30,671	119,414
Abu Dhabi Islamic Bank PJSC	16,561	93,606
Agricultural Bank of China Ltd., Class A	45,447	50,005
Agricultural Bank of China Ltd., Class H	266,717	198,063
AIB Group PLC	13,190	142,517
Akbank TAS	32,402	52,641
Al Rajhi Bank	18,981	493,401
Al Rayan Bank	59,930	36,113
Alinma Bank	12,239	79,553
Alpha Bank SA	20,801	87,459
AMMB Holdings Bhd.	24,600	39,404
ANZ Group Holdings Ltd.	18,297	443,397
Arab National Bank	8,992	51,831
Axis Bank Ltd.	21,652	305,799
Banca Monte dei Paschi di Siena SpA	12,158	130,367
Banco Bilbao Vizcaya Argentaria SA	35,397	833,519
Banco BPM SpA	6,987	106,841
Banco Bradesco SA	14,867	42,324
Banco Comercial Portugues SA, Class R	48,305	50,843
Banco de Chile	422,330	81,508
Banco de Credito e Inversiones SA	855	55,383
Banco de Sabadell SA	30,962	122,363
Banco do Brasil SA	13,300	53,202
Banco Santander Chile	538,485	42,466
Banco Santander SA	91,460	1,081,672
Bank AlBilad	6,798	44,984

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Bank Al-Jazira (a)	6,106	$18,151
Bank Central Asia Tbk. PT	537,600	260,337
Bank Hapoalim BM	7,737	174,909
Bank Leumi Le-Israel BM	9,099	200,417
Bank Mandiri Persero Tbk. PT	398,400	121,850
Bank Millennium SA (a)	5,250	24,284
Bank Negara Indonesia Persero Tbk. PT	188,700	49,452
Bank of Baroda	8,996	29,617
Bank of Beijing Co. Ltd., Class A	12,200	9,578
Bank of China Ltd., Class A	17,494	14,361
Bank of China Ltd., Class H	694,868	398,164
Bank of Communications Co. Ltd., Class A	29,600	30,745
Bank of Communications Co. Ltd., Class H	99,127	82,144
Bank of Ireland Group PLC	5,959	114,601
Bank of Montreal	4,395	571,518
Bank of Nova Scotia	7,650	564,953
Bank of NT Butterfield & Son Ltd.	1,203	59,933
Bank of Shanghai Co. Ltd., Class A	9,900	14,325
Bank of the Philippine Islands	17,822	35,170
Bank Polska Kasa Opieki SA	1,962	111,929
Bank Rakyat Indonesia Persero Tbk. PT	704,809	154,699
Bankinter SA	4,106	68,260
Banque Saudi Fransi	12,239	54,884
Barclays PLC	85,680	548,503
BDO Unibank, Inc.	20,539	46,990
BNP Paribas SA	6,169	585,339
BOC Hong Kong Holdings Ltd.	23,000	116,485
Boubyan Bank KSCP	13,021	30,277
BPER Banca SpA	8,958	122,040
CaixaBank SA	23,860	292,694
Canadian Imperial Bank of Commerce	5,683	515,875
Canara Bank	19,083	32,890
Capitec Bank Holdings Ltd.	871	218,449
Chang Hwa Commercial Bank Ltd.	80,369	52,308
China CITIC Bank Corp. Ltd., Class H	90,881	81,032
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp., Class A	23,400	31,111
China Construction Bank Corp., Class H	869,000	858,561
	Number of Shares	Fair Value
China Everbright Bank Co. Ltd., Class A	34,220	$17,110
China Merchants Bank Co. Ltd., Class A	14,000	84,442
China Merchants Bank Co. Ltd., Class H	32,000	217,075
China Minsheng Banking Corp. Ltd., Class A	14,500	7,956
China Minsheng Banking Corp. Ltd., Class H	65,700	33,173
China Zheshang Bank Co. Ltd., Class A	23,140	10,078
CIMB Group Holdings Bhd.	78,194	158,970
Commercial Bank PSQC	29,636	34,186
Commercial International Bank - Egypt (CIB)	27,281	58,909
Commerzbank AG	4,535	192,273
Commonwealth Bank of Australia	10,282	1,100,956
Credicorp Ltd.	600	172,200
Credit Agricole SA	6,583	135,686
CTBC Financial Holding Co. Ltd.	167,000	266,813
Danske Bank AS	4,081	204,448
DBS Group Holdings Ltd.	13,041	571,533
DNB Bank ASA	5,476	152,822
Dubai Islamic Bank PJSC	28,069	70,843
E.Sun Financial Holding Co. Ltd.	145,064	155,819
Emirates NBD Bank PJSC	16,052	121,715
Erste Group Bank AG	1,882	227,442
Eurobank SA, Class A	24,458	98,382
FinecoBank Banca Fineco SpA	3,710	96,730
First Abu Dhabi Bank PJSC	42,897	203,687
First Financial Holding Co. Ltd.	121,118	113,330
Grupo Cibest SA	2,228	40,813
Grupo Financiero Banorte SAB de CV, Class O	24,800	230,268
Grupo Financiero Inbursa SAB de CV, Class O	18,800	45,558
Gulf Bank KSCP	17,838	20,710
Haci Omer Sabanci Holding AS	10,499	20,588
Hana Financial Group, Inc.	2,541	165,984
Hang Seng Bank Ltd.	4,600	90,718
HDFC Bank Ltd.	105,801	1,166,785
Hong Leong Bank Bhd.	6,300	34,372
HSBC Holdings PLC	105,823	1,670,754
Hua Nan Financial Holdings Co. Ltd.	72,292	71,325
Huaxia Bank Co. Ltd., Class A	7,000	6,890
ICICI Bank Ltd.	48,947	731,324

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
IDFC First Bank Ltd.	32,400	$30,861
IndusInd Bank Ltd. (a)	5,854	56,287
Industrial & Commercial Bank of China Ltd., Class A	33,600	38,173
Industrial & Commercial Bank of China Ltd., Class H	584,505	472,350
Industrial Bank Co. Ltd., Class A	12,500	37,715
Industrial Bank of Korea	3,538	51,453
ING Groep NV	18,539	522,773
Intesa Sanpaolo SpA	87,424	607,940
Israel Discount Bank Ltd., Class A	7,448	79,035
Japan Post Bank Co. Ltd.	11,000	155,023
Kasikornbank PCL	3,212	19,830
KB Financial Group, Inc.	3,498	302,801
KBC Group NV	1,421	185,665
Komercni Banka AS	792	44,715
Kotak Mahindra Bank Ltd.	10,152	248,617
Krung Thai Bank PCL NVDR	36,068	32,342
Kuwait Finance House KSCP	107,617	283,829
Lloyds Banking Group PLC	363,154	479,863
Malayan Banking Bhd.	57,589	148,727
mBank SA (a)	162	47,831
Mega Financial Holding Co. Ltd.	117,795	149,959
Metropolitan Bank & Trust Co.	14,020	16,324
Mitsubishi UFJ Financial Group, Inc.	70,482	1,121,003
Mizrahi Tefahot Bank Ltd.	941	65,664
Mizuho Financial Group, Inc.	15,300	556,381
Moneta Money Bank AS (f)	2,917	27,410
National Australia Bank Ltd.	18,795	530,290
National Bank of Canada	2,449	308,387
National Bank of Greece SA	8,344	127,395
National Bank of Kuwait SAKP	80,625	266,128
NatWest Group PLC	49,272	431,969
Nedbank Group Ltd.	4,003	64,323
Nordea Bank Abp	19,030	359,160
NU Holdings Ltd., Class A (a)	52,900	885,546
OTP Bank Nyrt	2,228	239,218
Oversea-Chinese Banking Corp. Ltd.	20,730	318,526
Ping An Bank Co. Ltd., Class A	9,900	16,183
Piraeus Bank SA	10,654	85,011
Postal Savings Bank of China Co. Ltd., Class A	12,000	9,370
Postal Savings Bank of China Co. Ltd., Class H (f)	104,675	71,545
	Number of Shares	Fair Value
Powszechna Kasa Oszczednosci Bank Polski SA	8,548	$202,478
Public Bank Bhd.	111,100	124,296
Punjab National Bank	18,098	24,884
Qatar International Islamic Bank QSC	8,620	27,060
Qatar Islamic Bank QPSC	18,220	119,849
Qatar National Bank QPSC	44,830	229,752
Raiffeisen Bank International AG	841	37,829
RHB Bank Bhd.	17,271	32,814
Riyad Bank	11,123	80,484
Royal Bank of Canada	8,617	1,470,941
Santander Bank Polska SA	444	67,356
Saudi Awwal Bank	11,208	96,757
Saudi Investment Bank	5,604	19,617
Saudi National Bank	28,472	287,544
Sberbank of Russia PJSC (a)(c)**	192,160	—
SCB X PCL NVDR	10,310	45,488
Shanghai Commercial & Savings Bank Ltd.	26,565	34,326
Shanghai Pudong Development Bank Co. Ltd., Class A	14,400	25,664
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,400	7,187
Shinhan Financial Group Co. Ltd.	3,753	200,344
SinoPac Financial Holdings Co. Ltd.	122,703	111,688
Skandinaviska Enskilda Banken AB, Class A	9,504	201,136
Societe Generale SA	4,388	354,148
Standard Bank Group Ltd.	13,056	228,815
Standard Chartered PLC	12,074	295,895
State Bank of India	14,438	157,778
Sumitomo Mitsui Financial Group, Inc.	22,499	723,579
Sumitomo Mitsui Trust Group, Inc.	4,000	121,905
Svenska Handelsbanken AB, Class A	8,995	131,088
Swedbank AB, Class A	5,251	182,898
Taiwan Business Bank	68,614	34,940
Taiwan Cooperative Financial Holding Co. Ltd.	84,073	65,020
TCS Group Holding PLC GDR (a)(c)**	500	—
TMBThanachart Bank PCL	400,000	25,647
Toronto-Dominion Bank	10,478	988,827
TS Financial Holding Co. Ltd.	204,309	132,649

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Turkiye Is Bankasi AS, Class C	71,659	$23,501
UniCredit SpA	8,608	716,978
Union Bank of India Ltd.	17,524	29,979
United Overseas Bank Ltd.	7,700	209,924
VTB Bank PJSC (a)(c)**	14,053	—
Westpac Banking Corp.	20,989	540,265
Woori Financial Group, Inc.	7,252	140,957
Yapi ve Kredi Bankasi AS (a)	23,452	19,771
Yes Bank Ltd. (a)	126,490	30,398
		38,697,118
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	11,208	107,544
Deutsche Bank AG	11,351	441,396
Macquarie Group Ltd.	2,217	300,412
Mirae Asset Securities Co. Ltd.	1,999	32,402
UBS Group AG	19,500	909,713
		1,791,467
Diversified Chemicals - 0.0%*
BASF SE	5,464	285,116
Mitsubishi Chemical Group Corp.	8,500	49,624
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,200	8,999
Pidilite Industries Ltd.	3,732	61,553
Sasol Ltd. (a)	6,270	40,186
SRF Ltd.	1,201	41,089
		486,567
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	4,236	96,140
Banca Mediolanum SpA	1,330	30,412
FirstRand Ltd.	50,909	278,817
Jio Financial Services Ltd.	31,176	102,308
M&G PLC	15,066	58,038
Meritz Financial Group, Inc.	739	58,020
ORIX Corp.	7,200	209,186
Poste Italiane SpA (f)	2,784	70,233
Sony Financial Group, Inc. (a)	34,045	36,055
Yuanta Financial Holding Co. Ltd.	111,528	139,496
		1,078,705
Diversified Metals & Mining - 0.4%
Anglo American PLC	6,849	284,198
BHP Group Ltd.	31,201	946,482
Boliden AB (a)	1,727	96,515
	Number of Shares	Fair Value
Bumi Resources Minerals Tbk. PT (a)	416,700	$27,488
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	13,215
Cia de Minas Buenaventura SAA ADR	1,600	44,528
CMOC Group Ltd., Class A	14,500	41,548
CMOC Group Ltd., Class H	33,000	81,573
Critical Metals Corp. (a)	1,078	7,481
Glencore PLC (a)	61,574	336,705
GMK Norilskiy Nickel PAO (a)(c)**	30,500	—
Grupo Mexico SAB de CV	30,542	288,832
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	15,742
Ivanhoe Mines Ltd., Class A (a)	4,882	55,596
JX Advanced Metals Corp.	3,600	45,016
Korea Zinc Co. Ltd.	37	33,801
Lifezone Metals Ltd. (a)	965	4,120
Lynas Rare Earths Ltd. (a)	5,790	48,032
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMG Ltd. (a)	52,000	58,591
Rio Tinto Ltd.	2,269	222,151
Rio Tinto PLC	6,927	558,470
Saudi Arabian Mining Co. (a)	13,181	214,189
South32 Ltd.	27,066	64,254
Sumitomo Metal Mining Co. Ltd.	1,600	64,890
Teck Resources Ltd., Class B	2,810	134,704
Vedanta Ltd.	13,242	89,047
Western Mining Co. Ltd., Class A	1,400	5,544
		3,782,712
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	43,498	103,034
Ayala Land, Inc.	55,900	21,331
Barwa Real Estate Co.	12,066	8,669
Daito Trust Construction Co. Ltd.	2,000	38,100
Daiwa House Industry Co. Ltd.	3,400	112,751
DLF Ltd.	8,536	65,284
Makkah Construction & Development Co.	893	18,939
Mitsubishi Estate Co. Ltd.	6,600	160,889
Mitsui Fudosan Co. Ltd.	16,600	188,563
Phoenix Mills Ltd.	2,078	42,853

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Sumitomo Realty & Development Co. Ltd.	3,800	$95,324
Sun Hung Kai Properties Ltd.	9,000	109,501
Wharf Holdings Ltd.	6,000	16,759
		981,997
Diversified REITs - 0.0%*
CapitaLand Integrated Commercial Trust	38,412	71,388
Covivio SA	331	22,022
Fibra Uno Administracion SA de CV	24,600	36,929
Land Securities Group PLC	3,910	32,712
Stockland	14,640	55,940
		218,991
Diversified Support Services - 0.0%*
Brambles Ltd.	8,406	128,703
Element Fleet Management Corp.	2,447	64,355
Indian Railway Catering & Tourism Corp. Ltd.	1,797	13,687
RB Global, Inc.	2,242	230,880
		437,625
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	38,000	24,655
Clicks Group Ltd.	2,503	50,841
JD Health International, Inc. (a)(f)	9,950	70,948
MatsukiyoCocokara & Co.	2,200	38,064
Raia Drogasil SA	13,998	59,903
Tsuruha Holdings, Inc.	1,700	31,214
		275,625
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc.	10,700	58,067
Pearson PLC	3,446	48,668
TAL Education Group ADR (a)	3,800	41,458
		148,193
Electric Utilities - 0.4%
Acciona SA	146	31,876
Axia Energia	11,827	109,232
BKW AG	125	26,570
CEZ AS	1,383	87,019
Chubu Electric Power Co., Inc.	4,100	63,091
Cia Paranaense de Energia - Copel	11,700	27,928
	Number of Shares	Fair Value
CK Infrastructure Holdings Ltd.	3,500	$25,901
CLP Holdings Ltd.	10,000	89,420
Contact Energy Ltd.	4,863	25,867
CPFL Energia SA	2,500	24,312
EDP SA	18,996	87,343
Elia Group SA	292	37,620
Emera, Inc.	1,805	89,068
Endesa SA	1,936	69,645
Enel Americas SA	94,564	8,985
Enel Chile SA	255,380	20,958
Enel SpA	49,901	520,248
Energisa SA	2,713	23,349
Equatorial SA	11,213	78,781
Fortis, Inc.	3,146	163,778
Fortum OYJ	2,942	62,816
Hydro One Ltd. (f)	1,979	78,886
Iberdrola SA	38,984	845,416
Inter RAO UES PJSC (a)(c)**	467,243	—
Interconexion Electrica SA ESP	4,716	30,786
Kansai Electric Power Co., Inc.	5,800	90,842
Korea Electric Power Corp. (a)	2,756	90,301
Manila Electric Co.	2,390	23,318
Origin Energy Ltd.	10,439	79,985
PGE Polska Grupa Energetyczna SA (a)	10,086	24,699
Power Assets Holdings Ltd.	9,000	63,769
Power Grid Corp. of India Ltd.	39,823	117,237
Public Power Corp. SA	1,890	40,399
Redeia Corp. SA	2,686	47,855
Saudi Electricity Co.	6,652	24,917
SSE PLC	7,473	219,023
Tata Power Co. Ltd.	14,815	62,570
Tenaga Nasional Bhd.	25,400	85,877
Terna - Rete Elettrica Nazionale	8,525	90,650
Torrent Power Ltd.	1,639	23,828
Verbund AG	403	29,345
		3,743,510
Electrical Components & Equipment - 0.2%
ABB Ltd.	9,624	719,386
Bizlink Holding, Inc.	1,000	48,376
CG Power & Industrial Solutions Ltd.	7,135	51,433
CNGR Advanced Material Co. Ltd., Class A	280	1,859
Contemporary Amperex Technology Co. Ltd., Class A	2,900	152,588

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Contemporary Amperex Technology Co. Ltd., Class H	700	$45,462
Ecopro BM Co. Ltd. (a)	456	46,406
Ecopro Co. Ltd.	1,001	63,095
Eve Energy Co. Ltd., Class A	100	942
Fortune Electric Co. Ltd.	1,320	32,138
Fuji Electric Co. Ltd.	900	68,040
Fujikura Ltd.	1,500	166,895
Goneo Group Co. Ltd., Class A	812	4,750
Havells India Ltd.	1,894	30,026
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	11,422
Legrand SA	1,604	239,716
LG Energy Solution Ltd. (a)	453	115,880
LS Electric Co. Ltd.	134	42,789
NIDEC Corp.	5,000	68,009
Ningbo Deye Technology Co. Ltd., Class A	705	8,707
Polycab India Ltd.	418	35,434
POSCO Future M Co. Ltd. (a)	279	36,217
Prysmian SpA	1,742	176,724
Sungrow Power Supply Co. Ltd., Class A	660	16,173
T1 Energy, Inc. (a)	3,186	21,282
TBEA Co. Ltd., Class A	5,460	17,381
Teco Electric & Machinery Co. Ltd.	8,000	21,387
WEG SA	17,746	157,098
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	7,192
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	14,963
		2,421,770
Electronic Components - 0.2%
Avary Holding Shenzhen Co. Ltd., Class A	2,900	21,015
BOE Technology Group Co. Ltd., Class A	28,600	17,250
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	14,420
Delta Electronics Thailand PCL NVDR	30,232	166,010
Delta Electronics, Inc.	19,000	582,327
E Ink Holdings, Inc.	10,000	63,016
Elite Material Co. Ltd.	3,000	157,063
Eoptolink Technology, Inc. Ltd., Class A	600	37,039
Gold Circuit Electronics Ltd.	2,000	43,729
Innolux Corp.	75,293	40,857
	Number of Shares	Fair Value
Kyocera Corp.	7,800	$109,303
Largan Precision Co. Ltd.	1,000	79,407
Lens Technology Co. Ltd., Class A	4,960	21,510
LG Display Co. Ltd. (a)	2,053	16,831
Lingyi iTech Guangdong Co., Class A	8,000	17,811
Lotes Co. Ltd.	1,000	41,215
Luxshare Precision Industry Co. Ltd., Class A	5,600	45,498
Murata Manufacturing Co. Ltd.	10,200	211,230
Samsung Electro-Mechanics Co. Ltd.	466	82,489
Samsung SDI Co. Ltd. (a)	624	116,739
Shengyi Technology Co. Ltd., Class A	1,400	14,323
Shennan Circuits Co. Ltd., Class A	1,040	34,611
Sunny Optical Technology Group Co. Ltd.	7,100	59,794
TDK Corp.	12,200	172,090
Unimicron Technology Corp.	15,000	105,027
Victory Giant Technology Huizhou Co. Ltd., Class A	500	20,600
Yageo Corp.	16,572	121,835
Zhen Ding Technology Holding Ltd.	5,665	25,602
		2,438,641
Electronic Equipment & Instruments - 0.1%
Chroma ATE, Inc.	3,000	73,996
Halma PLC	2,338	111,260
Hexagon AB, Class B	12,830	152,393
Keyence Corp.	1,182	427,419
Shimadzu Corp.	1,600	42,546
SUPCON Technology Co. Ltd., Class A	1,570	11,098
TCL Technology Group Corp., Class A	14,329	9,320
Wuhan Guide Infrared Co. Ltd., Class A (a)	4,550	9,563
Yokogawa Electric Corp.	1,500	48,002
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	7,598
		893,195
Electronic Manufacturing Services - 0.2%
AAC Technologies Holdings, Inc.	6,000	30,064
Celestica, Inc. (a)	713	211,187
Fabrinet (a)	1,030	468,938

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Foxconn Industrial Internet Co. Ltd., Class A	5,500	$48,894
GoerTek, Inc., Class A	2,448	10,076
Hon Hai Precision Industry Co. Ltd.	116,000	850,973
Wingtech Technology Co. Ltd., Class A (a)	1,200	6,409
		1,626,541
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	15,310	92,153
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	8,363
		100,516
Fertilizers & Agricultural Chemicals - 0.0%*
Coromandel International Ltd.	1,085	27,359
ICL Group Ltd.	4,587	26,338
Nutrien Ltd.	3,030	187,271
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	788	28,390
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	13,314
SABIC Agri-Nutrients Co.	2,118	62,510
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	11,122
UPL Ltd.	4,421	39,112
Yara International ASA	915	37,555
		432,971
Financial Exchanges & Data - 0.2%
ASX Ltd.	1,117	38,316
B3 SA - Brasil Bolsa Balcao	50,600	128,260
BSE Ltd.	1,766	51,719
Deutsche Boerse AG	1,153	302,921
East Money Information Co. Ltd., Class A	10,388	34,498
Euronext NV (f)	472	70,956
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	23,079
Hong Kong Exchanges & Clearing Ltd.	7,383	386,627
Japan Exchange Group, Inc.	6,000	64,155
London Stock Exchange Group PLC	2,902	349,427
Moscow Exchange MICEX-RTS PJSC (a)(c)**	17,461	—
Saudi Tadawul Group Holding Co.	423	15,823
Singapore Exchange Ltd.	5,236	69,053
	Number of Shares	Fair Value
TMX Group Ltd.	1,786	$68,052
		1,602,886
Food Distributors - 0.0%*
Bid Corp. Ltd.	1,882	47,915
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	4,649	254,232
Avenue Supermarts Ltd. (a)(f)	1,195	50,287
BIM Birlesik Magazalar AS	4,120	51,447
Coles Group Ltd.	8,272	118,267
CP ALL PCL NVDR	60,550	83,603
Dino Polska SA (a)(f)	3,060	35,194
Empire Co. Ltd., Class A	669	23,290
George Weston Ltd.	1,058	73,085
Grupo Comercial Chedraui SA de CV	2,700	18,519
J Sainsbury PLC	11,377	49,734
Jeronimo Martins SGPS SA	1,874	44,591
Kesko OYJ, Class B	1,509	34,116
Kobe Bussan Co. Ltd.	900	21,761
Koninklijke Ahold Delhaize NV	5,483	224,546
Loblaw Cos. Ltd.	3,694	167,217
Marks & Spencer Group PLC	12,528	55,608
Metro, Inc.	1,256	90,520
President Chain Store Corp.	6,000	42,297
Seven & i Holdings Co. Ltd.	12,851	184,511
Shoprite Holdings Ltd.	5,563	90,724
Sumber Alfaria Trijaya Tbk. PT	150,100	17,778
Tesco PLC	39,751	236,217
Woolworths Group Ltd.	7,546	147,842
Zabka Group SA (a)	3,460	22,039
		2,137,425
Footwear - 0.0%*
Asics Corp.	4,200	100,616
Birkenstock Holding PLC (a)	400	16,360
Feng TAY Enterprise Co. Ltd.	5,600	20,763
On Holding AG, Class A (a)	1,600	74,368
		212,107
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	3,491	46,427
Gas Utilities - 0.1%
AltaGas Ltd.	1,809	55,230
APA Group	8,607	51,484
Beijing Enterprises Holdings Ltd.	3,000	12,265

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Brookfield Infrastructure Corp., Class A	3,423	$155,404
China Gas Holdings Ltd.	25,616	25,275
China Resources Gas Group Ltd.	7,700	22,377
ENN Energy Holdings Ltd.	9,500	84,461
GAIL India Ltd.	27,049	51,811
Hong Kong & China Gas Co. Ltd.	67,650	60,927
Kunlun Energy Co. Ltd.	40,000	38,183
Naturgy Energy Group SA	1,511	45,998
Osaka Gas Co. Ltd.	2,200	76,213
Petronas Gas Bhd.	6,549	29,275
Snam SpA	12,254	81,400
Tokyo Gas Co. Ltd.	1,900	75,215
		865,518
Gold - 0.4%
Agnico Eagle Mines Ltd.	3,117	529,282
Alamos Gold, Inc., Class A	2,602	100,606
Anglogold Ashanti PLC	8,047	692,116
Barrick Mining Corp.	10,478	457,034
Caledonia Mining Corp. PLC	439	11,489
China Gold International Resources Corp. Ltd.	1,500	30,237
Endeavour Mining PLC	1,235	64,319
Evolution Mining Ltd.	12,124	102,516
Franco-Nevada Corp.	1,157	240,144
Gold Fields Ltd.	8,614	377,264
Harmony Gold Mining Co. Ltd.	5,537	112,638
Kinross Gold Corp.	7,470	210,680
Lundin Gold, Inc.	700	58,227
Northern Star Resources Ltd.	8,395	149,640
Novagold Resources, Inc. (a)	8,786	81,886
Pan American Silver Corp.	2,650	137,570
Polyus PJSC GDR (a)(c)**	977	—
Polyus PJSC (a)(c)**	1,220	—
Shandong Gold Mining Co. Ltd., Class H (f)	8,500	37,785
SSR Mining, Inc. (a)	5,780	126,698
Wheaton Precious Metals Corp.	2,819	331,843
Zhaojin Mining Industry Co. Ltd., Class H	18,000	71,089
Zhongjin Gold Corp. Ltd., Class A	4,900	16,399
Zijin Gold International Co. Ltd. (a)	2,000	37,515
Zijin Mining Group Co. Ltd., Class A	15,400	76,052
	Number of Shares	Fair Value
Zijin Mining Group Co. Ltd., Class H	55,119	$252,527
		4,305,556
Healthcare Distributors - 0.0%*
Huadong Medicine Co. Ltd., Class A	1,700	9,608
Sigma Healthcare Ltd.	30,337	59,477
Sinopharm Group Co. Ltd., Class H	11,600	28,972
		98,057
Healthcare Equipment - 0.1%
BioMerieux	229	29,665
Cochlear Ltd.	397	69,007
Demant AS (a)	524	17,731
Fisher & Paykel Healthcare Corp. Ltd.	3,557	77,216
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	3,285
Koninklijke Philips NV	4,751	129,675
Olympus Corp.	6,900	87,359
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	14,959
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	16,371
Siemens Healthineers AG (f)	2,082	109,839
Smith & Nephew PLC	5,038	83,925
Sonova Holding AG	307	80,252
Straumann Holding AG	678	79,982
Sysmex Corp.	3,400	33,459
Terumo Corp.	8,200	118,753
		951,478
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	1,782	2,803
Apollo Hospitals Enterprise Ltd.	971	76,083
Bangkok Dusit Medical Services PCL NVDR	127,569	78,149
Bumrungrad Hospital PCL NVDR	5,097	25,481
Dallah Healthcare Co.	522	17,466
Dr. Sulaiman Al Habib Medical Services Group Co.	883	60,502
Fortis Healthcare Ltd.	4,586	45,105
IHH Healthcare Bhd.	22,100	47,653
Max Healthcare Institute Ltd.	8,328	96,836

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Mouwasat Medical Services Co.	678	$12,048
Rede D'Or Sao Luiz SA (f)	7,000	51,876
		514,002
Healthcare Services - 0.0%*
Fresenius Medical Care AG	1,337	64,003
Fresenius SE & Co. KGaA	2,609	150,082
Nano-X Imaging Ltd. (a)	1,647	4,611
Sonic Healthcare Ltd.	2,622	39,533
		258,229
Healthcare Supplies - 0.1%
Coloplast AS, Class B	759	65,211
EssilorLuxottica SA	1,848	585,787
HLB, Inc. (a)	1,447	51,028
Hoya Corp.	2,100	317,321
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,000	10,319
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,447
		1,036,113
Healthcare Technology - 0.0%*
M3, Inc.	2,900	39,112
Pro Medicus Ltd.	349	51,403
		90,515
Heavy Electrical Equipment - 0.2%
ABB India Ltd.	503	28,933
Bharat Heavy Electricals Ltd.	9,175	29,343
Dongfang Electric Corp. Ltd., Class A	4,000	13,914
Doosan Enerbility Co. Ltd. (a)	4,342	226,964
Goldwind Science & Technology Co. Ltd., Class A	2,800	8,183
HD Hyundai Electric Co. Ltd.	228	122,503
Hitachi Energy India Ltd.	96	19,557
Hyosung Heavy Industries Corp.	52	64,289
Mitsubishi Electric Corp.	11,700	342,241
NARI Technology Co. Ltd., Class A	6,355	20,467
Shanghai Electric Group Co. Ltd., Class A (a)	1,100	1,357
Siemens Energy AG (a)	4,758	672,800
Suzlon Energy Ltd. (a)	103,862	60,864
	Number of Shares	Fair Value
Vestas Wind Systems AS	6,242	$170,194
		1,781,609
Highways & Railtracks - 0.0%*
Getlink SE	1,672	30,889
Jiangsu Expressway Co. Ltd., Class H	10,000	12,835
Motiva Infraestrutura de Mobilidade SA	6,500	17,864
Promotora y Operadora de Infraestructura SAB de CV	1,620	24,088
Salik Co. PJSC	16,929	29,268
Transurban Group	19,281	182,705
Zhejiang Expressway Co. Ltd., Class H	22,080	20,340
		317,989
Home Building - 0.0%*
Barratt Redrow PLC	9,059	46,436
Sekisui House Ltd.	3,558	79,402
		125,838
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	2,500	43,741
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	22,979
Home Improvement Retail - 0.0%*
Kingfisher PLC	11,613	48,844
Mr. DIY Group M Bhd. (f)	42,900	16,175
		65,019
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,181	66,882
Amadeus IT Group SA	2,752	203,104
H World Group Ltd. ADR	1,800	84,690
Hanjin Kal Corp.	197	16,957
Indian Hotels Co. Ltd.	6,335	52,077
InterContinental Hotels Group PLC	905	127,327
Jabal Omar Development Co. (a)	5,164	20,349
Minor International PCL NVDR	27,566	21,262
Tongcheng Travel Holdings Ltd.	12,400	35,750
Trip.com Group Ltd.	5,700	405,704
Whitbread PLC	1,161	39,821
		1,073,923

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Household Appliances - 0.0%*
Coway Co. Ltd.	451	$27,206
Ecovacs Robotics Co. Ltd., Class A	400	4,624
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,500	8,643
Haier Smart Home Co. Ltd., Class A	5,200	19,437
Haier Smart Home Co. Ltd., Class H	26,400	82,353
Midea Group Co. Ltd., Class A	1,500	16,794
Midea Group Co. Ltd., Class H	3,700	40,382
		199,439
Household Products - 0.1%
Essity AB, Class B	3,709	106,698
Henkel AG & Co. KGaA	685	52,292
Kimberly-Clark de Mexico SAB de CV, Class A	14,700	31,396
Reckitt Benckiser Group PLC	4,136	333,899
Unicharm Corp.	7,400	42,253
		566,538
Human Resource & Employment Services - 0.1%
Kanzhun Ltd. ADR	3,500	71,330
Randstad NV	643	24,445
Recruit Holdings Co. Ltd.	8,637	487,489
		583,264
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co. (a)	1,689	81,865
Adani Power Ltd. (a)	25,640	40,791
CGN Power Co. Ltd., Class H (f)	143,000	53,831
China National Nuclear Power Co. Ltd., Class A	16,500	20,448
China Power International Development Ltd.	31,000	12,864
China Resources Power Holdings Co. Ltd.	26,000	57,822
Eneva SA (a)	7,000	25,779
GD Power Development Co. Ltd., Class A	10,800	7,798
Gulf Development PCL (a)	11,571	15,334
Gulf Development PCL NVDR (a)	31,974	42,371
Huaneng Power International, Inc., Class A	7,700	8,230
Huaneng Power International, Inc., Class H	34,000	25,030
JSW Energy Ltd.	2,945	15,808
NTPC Ltd.	38,562	141,391
	Number of Shares	Fair Value
RWE AG	3,863	$205,340
SDIC Power Holdings Co. Ltd., Class A	5,600	10,526
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	8,155
		773,383
Industrial Conglomerates - 0.3%
Astra International Tbk. PT	228,900	91,972
Ayala Corp.	2,100	16,705
Bidvest Group Ltd.	3,290	47,154
Brookfield Business Corp., Class A	680	24,398
CITIC Ltd.	39,000	60,428
CK Hutchison Holdings Ltd.	16,500	112,247
DCC PLC	542	33,753
Doosan Co. Ltd.	62	33,613
Far Eastern New Century Corp.	23,000	20,350
Fosun International Ltd.	31,000	17,445
Grupo Carso SAB de CV	4,960	32,536
Hikari Tsushin, Inc.	100	27,912
Hitachi Ltd.	28,170	880,981
Industries Qatar QSC	14,682	48,107
Investment AB Latour, Class B	877	21,443
Jardine Matheson Holdings Ltd.	1,000	68,390
Keppel Ltd.	8,800	70,824
KOC Holding AS	7,366	28,940
LG Corp.	1,070	59,942
Lifco AB, Class B	1,535	58,611
Samsung C&T Corp.	923	153,454
Sekisui Chemical Co. Ltd.	2,100	35,303
Siemens AG	4,671	1,311,943
Siemens Ltd.	695	23,687
SK Square Co. Ltd. (a)	898	229,401
SK, Inc.	337	60,005
SM Investments Corp.	2,060	24,493
Smiths Group PLC	2,014	63,714
Sunway Bhd.	19,200	26,590
Swire Pacific Ltd., Class A	2,000	16,111
Two Point Zero Group PJSC (a)	26,777	19,028
		3,719,480
Industrial Gases - 0.1%
Air Liquide SA	3,552	668,548
Nippon Sanso Holdings Corp.	1,000	29,781
		698,329

See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 0.3%
Airtac International Group	1,364	$40,372
Alfa Laval AB	1,754	88,606
Atlas Copco AB, A Shares	16,446	296,227
Atlas Copco AB, B Shares	9,647	155,921
Daifuku Co. Ltd.	2,100	66,023
Ebara Corp.	3,000	70,509
FANUC Corp.	5,800	225,125
GEA Group AG	961	65,236
Haitian International Holdings Ltd.	3,655	10,406
IHI Corp.	6,300	110,711
Indutrade AB	1,811	47,226
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	14,172
Kawasaki Heavy Industries Ltd.	900	59,600
Kone OYJ, Class B	2,100	149,362
Luxfer Holdings PLC	717	9,701
Makita Corp.	1,400	42,309
Minebea Mitsumi, Inc.	2,200	44,086
Mitsubishi Heavy Industries Ltd.	19,670	481,883
Rational AG	30	23,307
Sandvik AB	6,516	212,469
Schindler Holding AG	381	140,872
Shenzhen Inovance Technology Co. Ltd., Class A	50	540
SKF AB, Class B	2,242	59,778
SMC Corp.	357	124,037
Spirax Group PLC	488	44,765
Techtronic Industries Co. Ltd.	9,000	103,951
Trelleborg AB, B Shares	1,336	56,911
UBTech Robotics Corp. Ltd., Class H (a)	1,600	25,963
VAT Group AG (f)	164	79,883
Wartsila OYJ Abp	3,096	110,537
		2,960,488
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	25,800	56,776
Goodman Group	12,680	261,956
Prologis Property Mexico SA de CV	10,525	44,162
Segro PLC	7,818	75,754
		438,648
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	3,961	80,455
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.3%
Cenovus Energy, Inc.	8,871	$150,271
China Petroleum & Chemical Corp., Class A	14,300	12,661
China Petroleum & Chemical Corp., Class H	228,000	136,797
Eni SpA	12,509	237,116
Equinor ASA	4,723	110,971
Galp Energia SGPS SA	2,748	47,217
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	5,850
Imperial Oil Ltd.	1,077	93,168
LUKOIL PJSC (a)(c)**	7,480	—
MOL Hungarian Oil & Gas PLC	3,942	35,451
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	24,189	64,693
OMV AG	971	54,191
PetroChina Co. Ltd., Class A	11,800	17,599
PetroChina Co. Ltd., Class H	180,000	193,795
Petroleo Brasileiro SA - Petrobras	36,100	214,568
PTT PCL NVDR	76,605	77,809
Repsol SA	7,061	132,063
Rosneft Oil Co. PJSC (a)(c)**	20,586	—
Saudi Arabian Oil Co. (f)	55,987	355,703
Suncor Energy, Inc.	7,454	331,277
Surgutneftegas PAO (a)(c)**	31,000	—
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
TotalEnergies SE	12,197	796,314
		3,067,514
Integrated Telecommunication Services - 0.3%
BCE, Inc.	432	10,318
BT Group PLC	36,215	89,653
Cellnex Telecom SA (a)(f)	2,997	96,549
China Tower Corp. Ltd., Class H (f)	31,400	46,635
Chunghwa Telecom Co. Ltd.	38,071	158,122
Deutsche Telekom AG	22,590	733,843
Elisa OYJ	945	41,886
Emirates Telecommunications Group Co. PJSC	29,734	148,472
Hellenic Telecommunications Organization SA	1,362	26,969
HKT Trust & HKT Ltd.	20,815	30,781
Indus Towers Ltd. (a)	11,772	54,846
Infrastrutture Wireless Italiane SpA (f)	1,784	16,521

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Koninklijke KPN NV	23,948	$111,828
LG Uplus Corp.	2,052	20,968
NTT, Inc.	187,525	188,667
Ooredoo QPSC	7,867	28,154
Orange SA	11,690	194,956
Saudi Telecom Co.	19,982	228,971
Singapore Telecommunications Ltd.	46,000	162,753
Swisscom AG	160	116,226
Tata Communications Ltd.	684	13,891
Telecom Italia SpA (a)	70,938	42,806
Telefonica Brasil SA	7,060	42,645
Telefonica SA	22,653	92,931
Telekom Malaysia Bhd.	5,897	11,698
Telenor ASA	4,049	58,887
Telia Co. AB	14,174	60,547
Telkom Indonesia Persero Tbk. PT	411,200	85,816
Telstra Group Ltd.	24,188	78,552
TELUS Corp.	3,367	44,435
True Corp. PCL NVDR	87,240	30,183
		3,069,509
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	10,143
Capcom Co. Ltd.	2,300	53,573
CD Projekt SA	649	43,505
International Games System Co. Ltd.	2,000	45,894
Kingsoft Corp. Ltd.	9,800	35,808
Konami Group Corp.	600	81,649
Krafton, Inc. (a)	325	55,500
NetEase, Inc.	17,170	473,396
Nexon Co. Ltd.	2,200	53,714
Nintendo Co. Ltd.	6,733	455,109
		1,308,291
Interactive Media & Services - 0.6%
Auto Trader Group PLC (f)	5,330	42,040
Autohome, Inc. ADR	600	13,356
Baidu, Inc., Class A (a)	22,100	373,373
Bilibili, Inc., Class Z (a)	2,180	54,027
CAR Group Ltd.	2,489	51,055
Grindr, Inc. (a)	885	11,983
Info Edge India Ltd.	2,540	37,688
Kakao Corp.	3,275	136,633
Kuaishou Technology (f)	26,200	215,262
LY Corp.	18,296	48,697
Meitu, Inc. (f)	32,000	28,779
	Number of Shares	Fair Value
NAVER Corp.	1,351	$227,425
REA Group Ltd.	303	37,055
Scout24 SE (f)	495	49,880
Tencent Holdings Ltd.	60,175	4,630,928
VK IPJSC GDR (a)(c)**	1,600	—
Webtoon Entertainment, Inc. (a)	591	7,701
		5,965,882
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	9,600	41,565
Shopify, Inc., Class A (a)	7,510	1,210,804
VTEX, Class A (a)	1,471	5,531
Wix.com Ltd. (a)	299	31,063
		1,288,963
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	6,081
China Galaxy Securities Co. Ltd., Class H	39,500	50,901
China International Capital Corp. Ltd., Class A	1,200	6,017
China International Capital Corp. Ltd., Class H (f)	12,800	32,183
China Merchants Securities Co. Ltd., Class A	5,600	13,350
CITIC Securities Co. Ltd., Class A	5,990	24,638
CITIC Securities Co. Ltd., Class H	13,925	49,020
CSC Financial Co. Ltd., Class A	4,000	15,341
Daiwa Securities Group, Inc.	8,000	69,948
Everbright Securities Co. Ltd., Class A	3,600	9,052
Founder Securities Co. Ltd., Class A	3,600	4,023
Freedom Holding Corp. (a)	100	12,168
Futu Holdings Ltd. ADR (a)	300	49,263
GF Securities Co. Ltd., Class A	3,200	10,095
Guosen Securities Co. Ltd., Class A	2,700	5,075
Guotai Haitong Securities Co. Ltd., Class A	8,176	24,071
Guotai Haitong Securities Co. Ltd., Class H (f)	18,920	40,448
Huatai Securities Co. Ltd., Class A	4,600	15,547
Huatai Securities Co. Ltd., Class H (f)	10,400	25,146

See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Industrial Securities Co. Ltd., Class A	7,500	$7,973
Korea Investment Holdings Co. Ltd.	342	38,389
Marex Group PLC	1,608	61,683
NH Investment & Securities Co. Ltd.	1,218	17,840
Nomura Holdings, Inc.	18,600	154,382
Orient Securities Co. Ltd., Class A	8,192	12,793
SBI Holdings, Inc.	3,400	73,208
SDIC Capital Co. Ltd., Class A	14,100	15,454
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	10,344
Webull Corp. (a)	7,870	61,150
XP, Inc., Class A	6,300	103,131
Zheshang Securities Co. Ltd., Class A	5,400	8,363
		1,027,077
IT Consulting & Other Services - 0.2%
Arabian Internet & Communications Services Co.	136	8,162
Capgemini SE	940	157,042
CGI, Inc.	1,204	111,357
Elm Co.	279	55,639
Fujitsu Ltd.	10,800	298,276
HCL Technologies Ltd.	9,778	176,599
Infosys Ltd.	29,886	537,140
LTIMindtree Ltd. (f)	618	41,692
Mphasis Ltd.	817	25,372
NEC Corp.	8,000	271,014
Nomura Research Institute Ltd.	2,260	86,813
Obic Co. Ltd.	2,100	65,943
Otsuka Corp.	1,200	24,743
Persistent Systems Ltd.	1,258	87,786
Samsung SDS Co. Ltd.	385	45,835
Tata Consultancy Services Ltd.	8,219	293,190
Tech Mahindra Ltd.	5,955	105,406
TIS, Inc.	1,200	40,246
Wipro Ltd.	29,009	84,975
		2,517,230
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	6,700	123,895
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	3,600	95,819
	Number of Shares	Fair Value
Shimano, Inc.	452	$47,682
		143,501
Life & Health Insurance - 0.5%
AIA Group Ltd.	64,589	663,026
Bupa Arabia for Cooperative Insurance Co.	763	28,255
Cathay Financial Holding Co. Ltd.	79,529	191,859
China Life Insurance Co. Ltd., Class A	1,200	7,822
China Life Insurance Co. Ltd., Class H	73,000	256,792
China Taiping Insurance Holdings Co. Ltd.	13,200	31,696
Co. for Cooperative Insurance	979	30,538
Dai-ichi Life Holdings, Inc.	22,100	183,785
Discovery Ltd.	5,470	75,128
Fubon Financial Holding Co. Ltd.	83,114	254,205
Great-West Lifeco, Inc.	1,693	83,603
HDFC Life Insurance Co. Ltd. (f)	10,708	89,335
iA Financial Corp., Inc.	565	73,299
ICICI Prudential Life Insurance Co. Ltd. (f)	4,779	35,532
Japan Post Holdings Co. Ltd.	11,000	115,828
Japan Post Insurance Co. Ltd.	1,100	33,068
KGI Financial Holding Co. Ltd.	129,911	71,322
Legal & General Group PLC	35,110	123,681
Manulife Financial Corp.	10,529	382,831
Medibank Pvt Ltd.	18,116	57,866
New China Life Insurance Co. Ltd., Class A	1,600	15,977
New China Life Insurance Co. Ltd., Class H	8,900	62,146
NN Group NV	1,658	128,012
Phoenix Group Holdings PLC	4,668	46,274
Ping An Insurance Group Co. of China Ltd., Class A	5,700	55,857
Ping An Insurance Group Co. of China Ltd., Class H	66,500	556,623
Power Corp. of Canada	3,457	183,978
Prudential PLC	15,673	241,272
Samsung Life Insurance Co. Ltd.	892	97,587
Sanlam Ltd.	19,267	114,521
SBI Life Insurance Co. Ltd. (f)	4,897	110,870
Sun Life Financial, Inc.	3,484	217,771
Swiss Life Holding AG	177	204,826
T&D Holdings, Inc.	3,000	69,189
		4,894,374

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,288	$91,607
Eurofins Scientific SE	679	49,761
Genscript Biotech Corp. (a)	10,000	15,957
Lonza Group AG	430	291,895
Samsung Biologics Co. Ltd. (a)(f)	119	140,020
Sartorius Stedim Biotech	194	47,847
WuXi AppTec Co. Ltd., Class A	1,520	19,738
WuXi AppTec Co. Ltd., Class H (f)	2,608	33,071
Wuxi Biologics Cayman, Inc. (a)(f)	33,000	133,297
WuXi XDC Cayman, Inc. (a)	3,000	23,415
XtalPi Holdings Ltd. (a)	19,000	23,092
		869,700
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	4,336	70,907
China Merchants Port Holdings Co. Ltd.	14,353	27,919
International Container Terminal Services, Inc.	8,750	84,328
		183,154
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	13,071
COSCO SHIPPING Holdings Co. Ltd., Class H	19,182	33,886
Costamare Bulkers Holdings Ltd. (a)	200	3,082
Costamare, Inc.	1,243	19,627
Evergreen Marine Corp. Taiwan Ltd.	6,400	38,701
Himalaya Shipping Ltd. (a)	900	8,190
HMM Co. Ltd.	2,656	37,797
Kawasaki Kisen Kaisha Ltd.	1,900	26,437
Kuehne & Nagel International AG	291	62,902
MISC Bhd.	18,775	36,088
Mitsui OSK Lines Ltd.	2,100	63,102
Nippon Yusen KK	2,600	84,231
Orient Overseas International Ltd.	1,500	24,166
Safe Bulkers, Inc.	1,481	7,138
SITC International Holdings Co. Ltd.	8,000	28,635
Wan Hai Lines Ltd.	7,670	19,236
	Number of Shares	Fair Value
Yang Ming Marine Transport Corp.	18,000	$31,909
		538,198
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	847	53,573
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	762	79,210
Eicher Motors Ltd.	1,323	107,638
Hero MotoCorp Ltd.	1,161	74,546
TVS Motor Co. Ltd.	2,682	110,999
Yadea Group Holdings Ltd. (f)	6,753	9,864
Yamaha Motor Co. Ltd.	6,100	45,124
		427,381
Movies & Entertainment - 0.0%*
China Ruyi Holdings Ltd. (a)	108,000	30,387
CTS Eventim AG & Co. KGaA	345	31,807
HYBE Co. Ltd.	198	45,358
Mango Excellent Media Co. Ltd., Class A	1,600	5,598
NetEase Cloud Music, Inc. (a)(f)	650	15,533
Tencent Music Entertainment Group ADR	5,500	96,415
Toho Co. Ltd.	600	30,547
Universal Music Group NV	6,807	177,717
		433,362
Multi-Line Insurance - 0.3%
Ageas SA	898	63,068
Allianz SE	2,373	1,088,312
ASR Nederland NV	955	67,991
Aviva PLC	18,901	173,994
AXA SA	10,643	511,987
BB Seguridade Participacoes SA	7,103	46,859
Caixa Seguridade Participacoes SA	3,900	11,829
China Pacific Insurance Group Co. Ltd., Class A	4,000	24,017
China Pacific Insurance Group Co. Ltd., Class H	21,089	95,373
Generali	5,211	218,792
Gjensidige Forsikring ASA	1,336	40,000
Helvetia Baloise Holding AG	484	127,804
Mapfre SA	5,905	29,696
Phoenix Financial Ltd.	1,484	61,370
Powszechny Zaklad Ubezpieczen SA	5,649	104,866
Talanx AG	426	56,936

See Notes to Schedule of Investments and Notes to Financial Statements.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Unipol Assicurazioni SpA	2,367	$57,183
Zurich Insurance Group AG	899	682,888
		3,462,965
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	259	32,643
EXOR NV	617	52,500
Groupe Bruxelles Lambert NV	530	47,276
Industrivarden AB, Class A	706	31,812
Industrivarden AB, Class C	1,035	46,592
Infratil Ltd.	6,220	39,631
Investor AB, Class B	11,169	400,295
L E Lundbergforetagen AB, Class B	450	24,968
Remgro Ltd.	4,834	52,982
Sofina SA	97	28,139
Washington H Soul Pattinson & Co. Ltd.	2,259	55,948
		812,786
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	789	24,595
Centrica PLC	29,549	67,387
Dubai Electricity & Water Authority PJSC	53,176	40,104
E.ON SE	13,736	260,133
Engie SA	11,182	294,304
National Grid PLC	30,431	467,230
Qatar Electricity & Water Co. QSC	2,114	8,738
Sembcorp Industries Ltd.	5,300	24,810
Veolia Environnement SA	3,891	135,814
YTL Corp. Bhd.	22,900	11,512
YTL Power International Bhd.	30,800	25,123
		1,359,750
Office REITs - 0.0%*
Gecina SA	273	25,939
Nippon Building Fund, Inc.	51	46,495
		72,434
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	3,430	15,948
ADNOC Drilling Co. PJSC	27,997	40,705
Borr Drilling Ltd. (a)	7,037	28,359
China Oilfield Services Ltd., Class H	14,000	12,573
Seadrill Ltd. (a)	1,811	62,660
		160,245
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,400	$106,944
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	5,074
		112,018
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	2,085	53,103
ARC Resources Ltd.	3,557	66,821
BKV Corp. (a)	535	14,525
Canadian Natural Resources Ltd.	12,826	435,003
Inpex Corp.	5,400	107,728
Kolibri Global Energy, Inc. (a)	1,051	4,130
Kosmos Energy Ltd. (a)	13,822	12,542
Oil India Ltd.	4,087	19,296
PRIO SA (a)	8,100	61,226
PTT Exploration & Production PCL NVDR	15,850	56,850
Santos Ltd.	19,678	80,964
Tatneft PJSC ADR (a)(c)**	3,383	—
Tatneft PJSC (a)(c)**	4,926	—
Tourmaline Oil Corp.	2,322	104,297
Whitecap Resources, Inc.	7,500	62,922
Woodside Energy Group Ltd.	11,773	185,201
		1,264,608
Oil & Gas Refining & Marketing - 0.2%
Adnoc Gas PLC	57,042	55,133
Bharat Petroleum Corp. Ltd.	17,227	73,600
ENEOS Holdings, Inc.	16,700	117,943
HD Hyundai Co. Ltd.	545	71,315
Hindustan Petroleum Corp. Ltd.	8,219	45,635
Idemitsu Kosan Co. Ltd.	4,800	36,227
Indian Oil Corp. Ltd.	32,307	59,834
Neste OYJ	2,786	63,510
ORLEN SA	5,897	157,644
Qatar Fuel QSC	4,477	18,653
Reliance Industries Ltd.	56,805	992,514
SK Innovation Co. Ltd.	609	42,783
S-Oil Corp. (a)	337	19,417
Turkiye Petrol Rafinerileri AS	8,733	37,482
		1,791,690
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	979	10,368
Bollore SE	4,224	23,782
China Merchants Energy Shipping Co. Ltd., Class A	10,900	14,023

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	$6,024
Enbridge, Inc.	13,431	643,551
FLEX LNG Ltd. (a)	916	22,854
Golar LNG Ltd.	2,817	104,821
Keyera Corp.	1,533	49,208
Pembina Pipeline Corp.	3,597	137,215
Petronet LNG Ltd.	6,837	21,611
Qatar Gas Transport Co. Ltd.	26,847	33,100
Scorpio Tankers, Inc.	1,288	65,469
SFL Corp. Ltd.	3,575	27,921
TC Energy Corp.	6,323	348,636
Teekay Corp. Ltd.	1,436	12,967
Teekay Tankers Ltd., Class A	670	35,791
		1,557,341
Other Specialty Retail - 0.0%*
Avolta AG	521	31,000
China Tourism Group Duty Free Corp. Ltd., Class A	400	5,419
Chow Tai Fook Jewellery Group Ltd.	17,800	28,335
FSN E-Commerce Ventures Ltd. (a)	10,437	30,790
Jarir Marketing Co.	5,358	18,256
JD Sports Fashion PLC	15,353	17,441
Jumbo SA	1,062	34,799
Pop Mart International Group Ltd. (f)	5,600	135,045
Sanrio Co. Ltd.	1,200	37,643
		338,728
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	5,620	118,929
Almarai Co. JSC	4,315	49,767
Angel Yeast Co. Ltd., Class A	500	3,133
Associated British Foods PLC	1,974	56,475
Barry Callebaut AG	21	34,618
Britannia Industries Ltd.	1,250	83,876
Charoen Pokphand Foods PCL NVDR	31,162	21,563
China Feihe Ltd. (f)	29,568	15,423
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd.	27,000	51,721
Chocoladefabriken Lindt & Spruengli AG	7	234,698
Danone SA	3,967	357,722
Forafric Global PLC (a)	183	2,019
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,484	7,871
	Number of Shares	Fair Value
Gruma SAB de CV, Class B	1,755	$30,283
Grupo Bimbo SAB de CV	12,881	42,355
Guangdong Haid Group Co. Ltd., Class A	1,000	7,934
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	12,078
Indofood Sukses Makmur Tbk. PT	30,236	12,285
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,700	15,161
JDE Peet's NV	1,136	42,507
Kerry Group PLC, Class A	992	90,874
Kikkoman Corp.	4,500	40,824
Kwality Wall's India Ltd. (a)	7,771	3,303
Lotus Bakeries NV	2	18,439
Magnum Ice Cream Co. NV (a)	3,096	49,034
Marico Ltd.	5,303	44,286
MBRF Global Foods Co. SA	3,238	11,806
Mowi ASA	2,838	68,426
Muyuan Foods Co. Ltd., Class A	2,120	15,363
Nestle India Ltd.	7,474	107,105
Nestle Malaysia Bhd.	939	26,379
Orkla ASA	4,642	51,773
QL Resources Bhd.	20,382	19,036
Salmar ASA	391	23,936
Samyang Foods Co. Ltd.	37	31,618
Saputo, Inc.	1,626	49,002
Sigma Foods SAB de CV, Class A	28,378	24,843
SunOpta, Inc. (a)	2,552	9,698
Tata Consumer Products Ltd.	6,762	89,679
Tingyi Cayman Islands Holding Corp.	20,000	30,295
Uni-President Enterprises Corp.	49,000	120,237
Want Want China Holdings Ltd.	46,000	27,422
Wens Foodstuff Group Co. Ltd., Class A	2,500	6,046
WH Group Ltd. (f)	54,666	60,892
		2,220,734
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	7,494	25,656
Paper Products - 0.0%*
Empresas CMPC SA	13,235	20,757
Holmen AB, Class B	452	17,376
Stora Enso OYJ, R Shares	3,859	48,517

See Notes to Schedule of Investments and Notes to Financial Statements.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Suzano SA	6,100	$57,274
UPM-Kymmene OYJ	3,199	93,138
		237,062
Passenger Airlines - 0.1%
Air China Ltd., Class A (a)	12,700	17,049
ANA Holdings, Inc.	900	17,105
China Airlines Ltd.	34,000	21,858
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	10,659
China Southern Airlines Co. Ltd., Class A (a)	11,600	13,312
Deutsche Lufthansa AG	3,554	35,087
Eva Airways Corp.	28,000	32,571
InterGlobe Aviation Ltd. (f)	1,827	102,846
International Consolidated Airlines Group SA	7,094	39,566
Japan Airlines Co. Ltd.	814	15,086
Korean Air Lines Co. Ltd.	1,295	20,271
Latam Airlines Group SA	2,068,675	55,963
Qantas Airways Ltd.	4,392	30,401
Ryanair Holdings PLC	5,293	183,694
Singapore Airlines Ltd.	10,000	49,767
Spring Airlines Co. Ltd., Class A	600	5,115
Turk Hava Yollari AO	5,611	35,065
		685,415
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	14,400	71,856
Localiza Rent a Car SA	8,501	67,592
		139,448
Personal Care Products - 0.2%
Amorepacific Corp.	233	19,328
Beiersdorf AG	593	65,243
Colgate-Palmolive India Ltd.	1,201	27,736
Dabur India Ltd.	5,811	32,559
Giant Biogene Holding Co. Ltd. (f)	3,600	15,393
Godrej Consumer Products Ltd.	4,761	64,741
Hengan International Group Co. Ltd.	3,980	14,266
Hindustan Unilever Ltd.	7,771	200,234
Kao Corp.	2,800	111,843
LG H&H Co. Ltd.	64	11,485
L'Oreal SA	1,474	634,636
Shiseido Co. Ltd.	2,700	39,240
	Number of Shares	Fair Value
Unilever PLC	13,387	$875,010
		2,111,714
Pharmaceuticals - 0.6%
Alkem Laboratories Ltd.	346	21,198
Astellas Pharma, Inc.	11,200	149,553
AstraZeneca PLC	9,533	1,768,203
Aurobindo Pharma Ltd.	2,662	35,037
Bayer AG	6,010	261,233
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	7,857
Caliway Biopharmaceuticals Co. Ltd. (a)	9,000	44,398
Changchun High-Tech Industry Group Co. Ltd., Class A	300	3,978
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,704	11,025
Chugai Pharmaceutical Co. Ltd.	4,200	220,872
Cipla Ltd.	4,566	76,776
CSPC Pharmaceutical Group Ltd.	90,000	97,475
Daiichi Sankyo Co. Ltd.	11,114	237,390
Dr. Reddy's Laboratories Ltd.	6,351	89,839
Eisai Co. Ltd.	1,600	47,568
Financiere de Tubize SA	128	31,419
Galderma Group AG	945	193,354
Hansoh Pharmaceutical Group Co. Ltd. (f)	12,000	55,625
Hikma Pharmaceuticals PLC	986	20,556
Indivior PLC (a)	3,440	123,427
Ipsen SA	223	31,166
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,020	34,309
Kyowa Kirin Co. Ltd.	1,400	22,570
Lupin Ltd.	2,618	61,445
Mankind Pharma Ltd.	1,285	31,403
MediWound Ltd. (a)	198	3,655
Merck KGaA	796	114,614
Novo Nordisk AS, Class B	19,785	1,011,867
Orion OYJ, Class B	623	46,572
Otsuka Holdings Co. Ltd.	2,700	152,841
Recordati Industria Chimica e Farmaceutica SpA	763	43,497
Richter Gedeon Nyrt	1,569	47,347
Sandoz Group AG	2,623	191,498
Shionogi & Co. Ltd.	4,600	83,375
Sino Biopharmaceutical Ltd.	97,000	77,017

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
SK Biopharmaceuticals Co. Ltd. (a)	359	$31,052
Sun Pharmaceutical Industries Ltd.	8,431	161,314
Takeda Pharmaceutical Co. Ltd.	9,711	299,548
Teva Pharmaceutical Industries Ltd. ADR (a)	7,100	221,591
Torrent Pharmaceuticals Ltd.	992	42,493
UCB SA	773	216,613
Yuhan Corp.	526	41,042
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,385
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	9,672
Zydus Lifesciences Ltd.	2,819	28,678
		6,513,347
Precious Metals & Minerals - 0.1%
Alrosa PJSC (a)(c)**	46,308	—
Impala Platinum Holdings Ltd.	9,542	150,875
Industrias Penoles SAB de CV (a)	1,800	94,782
Northam Platinum Holdings Ltd.	1,707	34,728
Sibanye Stillwater Ltd. (a)	21,226	77,500
Valterra Platinum Ltd.	2,378	202,289
Vox Royalty Corp.	1,290	6,115
		566,289
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,583	67,624
Aspen Insurance Holdings Ltd., Class A (a)	429	15,916
DB Insurance Co. Ltd.	399	36,312
Fairfax Financial Holdings Ltd.	129	246,179
Fidelis Insurance Holdings Ltd.	1,613	31,566
Hamilton Insurance Group Ltd., Class B (a)	1,271	35,461
ICICI Lombard General Insurance Co. Ltd. (f)	2,901	63,330
Insurance Australia Group Ltd.	14,352	76,374
Intact Financial Corp.	1,071	223,248
Kingsway Financial Services, Inc. (a)	541	7,276
MS&AD Insurance Group Holdings, Inc.	8,000	187,974
OUTsurance Group Ltd.	7,391	31,964
People's Insurance Co. Group of China Ltd., Class A	5,200	6,668
	Number of Shares	Fair Value
People's Insurance Co. Group of China Ltd., Class H	66,000	$57,236
PICC Property & Casualty Co. Ltd., Class H	64,000	134,520
QBE Insurance Group Ltd.	9,306	123,431
Sampo OYJ, A Shares	15,192	184,311
Samsung Fire & Marine Insurance Co. Ltd.	329	113,507
Sompo Holdings, Inc.	5,500	187,234
Suncorp Group Ltd. (e)	6,558	77,187
Tokio Marine Holdings, Inc.	11,269	418,207
Tryg AS	2,057	53,854
		2,379,379
Publishing - 0.0%*
China Literature Ltd. (a)(f)	4,000	16,949
Saudi Research & Media Group (a)	399	13,244
		30,193
Rail Transportation - 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	24,791
Canadian National Railway Co.	3,195	316,412
Canadian Pacific Kansas City Ltd.	5,513	406,412
Central Japan Railway Co.	4,800	132,812
Daqin Railway Co. Ltd., Class A	12,900	9,536
East Japan Railway Co.	6,000	158,168
Hankyu Hanshin Holdings, Inc.	1,600	40,249
MTR Corp. Ltd.	9,114	34,894
Rumo SA	13,300	35,824
Seibu Holdings, Inc.	1,300	35,696
Tokyo Metro Co. Ltd.	1,700	17,293
Tokyu Corp.	3,300	38,527
West Japan Railway Co.	2,500	49,858
		1,300,472
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	5,393	10,844
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	13,864
China Overseas Land & Investment Ltd.	35,000	55,084
China Resources Land Ltd.	30,000	104,837
China Vanke Co. Ltd., Class H (a)	26,700	11,251

See Notes to Schedule of Investments and Notes to Financial Statements.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
CK Asset Holdings Ltd.	11,586	$58,529
Dar Al Arkan Real Estate Development Co. (a)	6,049	25,707
Emaar Development PJSC	9,565	39,454
Emaar Properties PJSC	61,516	235,318
Godrej Properties Ltd. (a)	1,176	26,226
Henderson Land Development Co. Ltd.	8,000	28,923
Lodha Developers Ltd. (f)	2,614	30,866
Longfor Group Holdings Ltd. (f)	15,498	17,044
Oberoi Realty Ltd.	1,266	23,531
Poly Developments & Holdings Group Co. Ltd., Class A	1,300	1,136
Prestige Estates Projects Ltd.	1,456	25,835
Sino Land Co. Ltd.	19,480	25,578
		734,027
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	251	28,391
CapitaLand Investment Ltd.	13,900	29,292
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	40,824
Fastighets AB Balder, Class B (a)	4,253	31,463
Hongkong Land Holdings Ltd.	7,200	50,040
Hulic Co. Ltd.	2,700	29,533
LEG Immobilien SE	505	36,920
Mabanee Co. KPSC	8,178	28,989
NEPI Rockcastle NV	4,920	43,306
Sagax AB, Class B	1,302	27,908
SM Prime Holdings, Inc.	101,200	39,133
Swiss Prime Site AG	488	75,887
Vonovia SE	4,672	134,652
Wharf Real Estate Investment Co. Ltd.	9,000	28,422
		624,760
Real Estate Services - 0.0%*
FirstService Corp.	235	36,594
KE Holdings, Inc., Class A	22,700	121,032
Real Brokerage, Inc. (a)	3,504	12,789
		170,415
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	4,104	45,410
Bank of Chengdu Co. Ltd., Class A	2,100	4,850
Bank of Hangzhou Co. Ltd., Class A	5,547	12,143
	Number of Shares	Fair Value
Bank of Jiangsu Co. Ltd., Class A	9,100	$13,559
Bank of Nanjing Co. Ltd., Class A	8,300	13,592
Bank of Ningbo Co. Ltd., Class A	3,556	14,311
Banque Cantonale Vaudoise	178	22,557
Chiba Bank Ltd.	3,800	42,377
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,000	19,753
Dukhan Bank	19,912	19,119
First BanCorp	4,586	95,068
KakaoBank Corp.	2,092	31,368
OFG Bancorp	1,272	52,127
Popular, Inc.	452	56,283
Resona Holdings, Inc.	12,800	121,920
Yokohama Financial Group, Inc.	6,800	56,115
		620,552
Reinsurance - 0.1%
Hannover Rueck SE	371	115,989
Kestrel Group Ltd. (a)	30	307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	802	529,542
RenaissanceRe Holdings Ltd.	290	81,536
SiriusPoint Ltd. (a)	2,955	64,685
		792,059
Renewable Electricity - 0.0%*
Barito Renewables Energy Tbk. PT (a)	43,900	25,537
Brookfield Renewable Corp.	1,619	62,137
China Longyuan Power Group Corp. Ltd., Class H	26,000	22,180
China Three Gorges Renewables Group Co. Ltd., Class A	17,100	10,020
China Yangtze Power Co. Ltd., Class A	16,600	64,664
EDP Renovaveis SA	1,654	23,388
Engie Brasil Energia SA	2,006	11,484
Meridian Energy Ltd.	6,861	22,094
NHPC Ltd.	30,539	26,917
Orsted AS (a)(f)	3,223	62,006
Sichuan Chuantou Energy Co. Ltd., Class A	1,000	1,992
		332,419

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Research & Consulting Services - 0.1%
Bureau Veritas SA	2,073	$66,173
Intertek Group PLC	959	59,671
RELX PLC	11,194	454,706
SGS SA	1,020	116,980
Thomson Reuters Corp.	949	125,400
Wolters Kluwer NV	1,417	147,015
		969,945
Restaurants - 0.2%
Americana Restaurants International PLC - Foreign Co.	16,907	7,457
Compass Group PLC	10,400	330,689
Delivery Hero SE (a)(f)	1,116	29,779
Eternal Ltd. (a)	24,803	76,730
Haidilao International Holding Ltd. (f)	14,000	25,631
Jollibee Foods Corp.	5,580	17,072
Jubilant Foodworks Ltd.	5,059	31,442
Meituan, Class B (a)(f)	48,007	637,133
Restaurant Brands International, Inc.	3,876	264,642
Sodexo SA	489	25,097
Swiggy Ltd. (a)	6,945	29,846
Yum China Holdings, Inc.	3,500	165,748
Zensho Holdings Co. Ltd.	600	34,355
		1,675,621
Retail REITs - 0.0%*
Klepierre SA	1,418	56,190
Link REIT	15,768	70,377
Scentre Group	31,565	88,406
Unibail-Rodamco-Westfield (a)	739	80,508
Vicinity Ltd.	25,743	43,947
		339,428
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,500	88,886
Securitas AB, Class B	3,252	51,926
		140,812
Semiconductor Materials & Equipment - 0.4%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	13,245
Advantest Corp.	4,700	588,756
ASM International NV	290	176,290
ASML Holding NV	2,387	2,583,065
BE Semiconductor Industries NV	443	69,588
	Number of Shares	Fair Value
Disco Corp.	526	$161,647
Flat Glass Group Co. Ltd., Class A (a)	1,700	3,816
GCL Technology Holdings Ltd. (a)	275,000	37,451
Globalwafers Co. Ltd.	2,000	25,843
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,840
Hanmi Semiconductor Co. Ltd.	387	34,226
Kulicke & Soffa Industries, Inc.	1,469	66,928
Lasertec Corp.	438	82,838
National Silicon Industry Group Co. Ltd., Class A (a)	5,161	16,001
NAURA Technology Group Co. Ltd., Class A	540	35,516
Nova Ltd. (a)	179	59,876
SCREEN Holdings Co. Ltd.	500	48,614
Tokyo Electron Ltd.	2,788	610,445
Xinyi Solar Holdings Ltd.	66,870	25,516
		4,643,501
Semiconductors - 1.5%
Alchip Technologies Ltd.	1,000	111,711
Allegro MicroSystems, Inc. (a)	700	18,466
ASE Technology Holding Co. Ltd.	30,000	239,175
Cambricon Technologies Corp. Ltd., Class A (a)	173	33,598
China Resources Microelectronics Ltd., Class A	1,955	14,805
GigaDevice Semiconductor, Inc., Class A	560	17,189
Global Unichip Corp.	1,000	67,631
Hua Hong Semiconductor Ltd., Class H (a)(f)	6,000	57,275
Hygon Information Technology Co. Ltd., Class A	1,504	48,355
indie Semiconductor, Inc., Class A (a)	5,493	19,390
Infineon Technologies AG	8,002	354,585
Ingenic Semiconductor Co. Ltd., Class A	600	9,115
JA Solar Technology Co. Ltd., Class A (a)	4,268	7,001
JCET Group Co. Ltd., Class A	2,000	10,539
Jentech Precision Industrial Co. Ltd.	1,000	87,363
Jinko Solar Co. Ltd., Class A (a)	15,683	12,672
King Yuan Electronics Co. Ltd.	7,000	55,139
Kioxia Holdings Corp. (a)	1,200	79,888

See Notes to Schedule of Investments and Notes to Financial Statements.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
LONGi Green Energy Technology Co. Ltd., Class A (a)	7,836	$20,432
MediaTek, Inc.	14,000	637,164
Montage Technology Co. Ltd., Class A (e)	361	6,093
Novatek Microelectronics Corp.	5,886	70,061
OmniVision Integrated Circuits Group, Inc., Class A	740	13,348
Realtek Semiconductor Corp.	5,040	78,438
Renesas Electronics Corp. (a)	10,900	148,815
Sanan Optoelectronics Co. Ltd., Class A	400	810
SG Micro Corp., Class A	253	2,488
SK Hynix, Inc.	5,142	2,323,725
STMicroelectronics NV	4,168	109,846
Taiwan Semiconductor Manufacturing Co. Ltd.	231,557	11,422,904
Tongwei Co. Ltd., Class A (a)	3,300	9,701
Trina Solar Co. Ltd., Class A (a)	1,600	3,794
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	4,731
United Microelectronics Corp.	116,000	181,824
Vanguard International Semiconductor Corp.	7,366	21,591
WAAREE Energies Ltd.	613	20,243
		16,319,905
Silver - 0.0%*
Fresnillo PLC	1,328	59,553
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	48,776
Coca-Cola Europacific Partners PLC	1,300	117,910
Coca-Cola Femsa SAB de CV	4,665	44,386
Coca-Cola HBC AG	1,314	67,903
Eastroc Beverage Group Co. Ltd., Class A	130	4,980
Fomento Economico Mexicano SAB de CV	16,800	169,930
Nongfu Spring Co. Ltd., Class H (f)	19,400	116,746
Suntory Beverage & Food Ltd.	800	24,126
Varun Beverages Ltd.	12,171	66,333
		661,090
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	2,837	58,839
	Number of Shares	Fair Value
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	785	$35,011
Chailease Holding Co. Ltd.	13,196	44,308
Far East Horizon Ltd.	23,000	23,758
Mitsubishi HC Capital, Inc.	5,800	48,510
Power Finance Corp. Ltd.	11,686	46,209
REC Ltd.	11,447	45,442
		243,238
Specialty Chemicals - 0.1%
Akzo Nobel NV	1,038	72,170
Asian Paints Ltd.	3,173	97,771
DSM-Firmenich AG	1,045	84,389
EMS-Chemie Holding AG	37	25,663
Evonik Industries AG	1,518	23,818
Ganfeng Lithium Group Co. Ltd., Class H (f)	3,400	22,693
Givaudan SA	56	222,374
Nippon Paint Holdings Co. Ltd.	5,400	36,087
Nitto Denko Corp.	4,300	101,914
Novonesis Novozymes B, Class B	2,175	139,469
Shanghai Putailai New Energy Technology Group Co. Ltd., Class A	1,798	7,043
Shin-Etsu Chemical Co. Ltd.	10,312	320,587
Sika AG	957	196,413
Syensqo SA	484	38,972
Symrise AG	799	64,636
Wanhua Chemical Group Co. Ltd., Class A	1,400	15,380
Zhejiang NHU Co. Ltd., Class A	2,592	9,354
		1,478,733
Steel - 0.1%
APL Apollo Tubes Ltd.	1,395	29,707
ArcelorMittal SA	2,892	132,770
Baoshan Iron & Steel Co. Ltd., Class A	10,200	10,887
China Steel Corp.	134,000	81,030
Eregli Demir ve Celik Fabrikalari TAS	27,871	15,452
Fortescue Ltd.	10,463	153,569
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	42,400	14,457
JFE Holdings, Inc.	3,800	48,426
Jindal Stainless Ltd.	2,897	27,051
Jindal Steel Ltd.	3,554	41,669
JSW Steel Ltd.	4,661	60,405

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Nippon Steel Corp.	29,800	$122,018
NMDC Ltd.	20,483	18,954
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
POSCO Holdings, Inc.	625	132,328
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Tata Steel Ltd.	72,241	144,740
Vale SA	33,340	437,820
		1,471,283
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	7,521
Check Point Software Technologies Ltd. (a)	524	97,234
Nebius Group NV (a)	1,300	108,817
Oracle Corp. Japan	237	19,943
TOTVS SA	4,838	37,152
Trend Micro, Inc.	800	33,185
		303,852
Technology Distributors - 0.0%*
Unisplendour Corp. Ltd., Class A	3,100	10,926
Technology Hardware, Storage & Peripherals - 0.6%
Advantech Co. Ltd.	4,599	42,154
Asia Vital Components Co. Ltd.	3,000	144,173
Asustek Computer, Inc.	7,053	123,010
Canon, Inc.	5,400	159,611
Catcher Technology Co. Ltd.	5,000	33,100
Compal Electronics, Inc.	45,225	43,756
FUJIFILM Holdings Corp.	6,945	148,165
Gigabyte Technology Co. Ltd.	5,000	39,703
IEIT Systems Co. Ltd., Class A	300	2,863
Inventec Corp.	26,249	35,839
Lenovo Group Ltd.	72,000	85,658
Lite-On Technology Corp.	20,693	107,678
Logitech International SA	941	96,850
Pegatron Corp.	17,251	37,664
Quanta Computer, Inc.	27,507	238,122
Samsung Electronics Co. Ltd.	44,502	3,703,995
Shenzhen Transsion Holdings Co. Ltd., Class A	725	6,872
Wistron Corp.	31,000	148,486
Wiwynn Corp.	1,000	142,741
	Number of Shares	Fair Value
Xiaomi Corp., Class B (a)(f)	165,400	$835,128
		6,175,568
Textiles - 0.0%*
Eclat Textile Co. Ltd.	2,000	24,474
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	654	16,879
Bridgestone Corp.	6,992	156,751
Cheng Shin Rubber Industry Co. Ltd.	13,000	12,206
Cie Generale des Etablissements Michelin SCA	4,138	137,583
Continental AG	725	57,866
Hankook Tire & Technology Co. Ltd.	820	33,186
MRF Ltd.	29	49,319
Sailun Group Co. Ltd., Class A	2,300	5,332
		469,122
Tobacco - 0.1%
British American Tobacco PLC	13,425	760,934
Imperial Brands PLC	4,675	196,126
ITC Ltd.	28,975	129,918
Japan Tobacco, Inc.	7,307	262,920
KT&G Corp.	946	93,316
Smoore International Holdings Ltd. (f)	16,000	24,483
		1,467,697
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	1,872	46,648
Adani Enterprises Ltd. (a)	224	3,339
AddTech AB, Class B	1,711	60,765
AerCap Holdings NV	1,066	153,248
Ashtead Group PLC	2,644	180,874
Beijer Ref AB	2,560	41,404
BOC Aviation Ltd. (f)	3,600	33,671
Brenntag SE	814	47,380
Bunzl PLC	1,995	55,707
IMCD NV	394	35,788
ITOCHU Corp.	36,545	460,470
Marubeni Corp.	8,600	238,833
Mitsubishi Corp.	19,746	451,747
Mitsui & Co. Ltd.	15,308	453,444
MonotaRO Co. Ltd.	1,500	23,929
Posco International Corp.	417	14,358
Rexel SA	1,481	58,425
SGH Ltd.	1,354	41,940
Sumitomo Corp.	6,800	234,786

See Notes to Schedule of Investments and Notes to Financial Statements.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Toromont Industries Ltd.	496	$60,085
Toyota Tsusho Corp.	4,300	144,682
		2,841,523
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(f)	154	248,690
Edenred SE	1,598	35,490
EVERTEC, Inc.	1,809	52,624
Nexi SpA (f)	2,915	14,451
One 97 Communications Ltd. (a)	3,584	51,794
Pagseguro Digital Ltd., Class A	5,030	48,489
StoneCo Ltd., Class A (a)	9,214	136,275
Wise PLC, Class A (a)	4,394	52,659
		640,472
Water Utilities - 0.0%*
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,251	127,822
Guangdong Investment Ltd.	26,000	22,681
Severn Trent PLC	1,776	66,624
United Utilities Group PLC	4,105	65,926
		283,053
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	11,170	110,973
America Movil SAB de CV	176,700	183,093
Axiata Group Bhd.	36,600	22,728
Bharti Airtel Ltd.	23,745	556,273
CelcomDigi Bhd.	28,300	22,247
China United Network Communications Ltd., Class A	13,600	9,956
Etihad Etisalat Co.	3,808	67,006
Far EasTone Telecommunications Co. Ltd.	10,000	28,103
KDDI Corp.	18,214	314,732
Maxis Bhd.	22,600	21,107
Millicom International Cellular SA	500	27,720
Mobile Telecommunications Co. KSCP	14,744	24,885
Mobile TeleSystems PJSC (a)(c)**	3,970	—
MTN Group Ltd.	17,526	179,279
PLDT, Inc.	960	20,560
Rogers Communications, Inc., Class B	2,168	81,943
	Number of Shares	Fair Value
SK Telecom Co. Ltd.	599	$22,246
SoftBank Corp.	175,700	240,776
SoftBank Group Corp.	23,660	664,162
Taiwan Mobile Co. Ltd.	19,946	68,877
Tele2 AB, Class B	3,604	60,420
TIM SA	7,300	28,429
Turkcell Iletisim Hizmetleri AS	11,613	25,165
Vodacom Group Ltd.	5,825	49,676
Vodafone Group PLC	119,958	159,542
Vodafone Idea Ltd. (a)	327,703	39,231
		3,029,129
Total Common Stock (Cost $182,952,662)		230,509,189
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 4.71%	323	34,710
Dr. Ing hc F Porsche AG 5.03% (f)	758	40,613
Hyundai Motor Co. 6.40%	342	50,450
Porsche Automobil Holding SE 4.80%	1,017	47,681
Volkswagen AG 6.11%	1,275	155,058
		328,512
Diversified Banks - 0.1%
Banco Bradesco SA 9.51%	56,021	185,961
Grupo Cibest SA 7.56%	4,559	72,194
Itau Unibanco Holding SA 11.34%	51,067	365,593
Itausa SA 14.73%	48,183	102,701
		726,449
Electric Utilities - 0.0%*
Axia Energia 7.87%	3,000	28,699
Axia Energia (a)	3,897	34,932
Cia Energetica de Minas Gerais 14.74%	17,707	36,191
		99,822
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.92%	973	79,512
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA - Petrobras 9.41%	42,400	238,472
Surgutneftegas PAO (a)(c)**	115,200	—
		238,472

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.30%	174	$50,516
Motorcycle Manufacturers - 0.0%*
TVS Motor Co. Ltd. 6.00% (a)	10,728	1,194
Passenger Ground Transportation - 0.0%*
Localiza Rent a Car SA (a)	326	2,469
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA (a)	1,313	92,914
Steel - 0.0%*
Gerdau SA 3.04%	13,496	50,218
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 1.64%	7,880	487,936
Total Preferred Stock (Cost $1,714,783)		2,158,014
Warrants - 0.0%*
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(c)**	238	—
Multi-Utilities - 0.0%*
YTL Corp. Bhd. (expiring 06/02/28) (a)	4,580	609
YTL Power International Bhd. (expiring 06/02/28) (a)	6,160	1,306
		1,915
Total Warrants (Cost $0)		1,915
Total Foreign Equity (Cost $184,667,445)		232,669,118
	Number of Shares	Fair Value
Exchange Traded & Mutual Funds - 27.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	803,391	$10,644,931
State Street SPDR Bloomberg High Yield Bond ETF (g)	446,458	43,400,182
State Street SPDR Portfolio Aggregate Bond ETF (g)	5,031,542	129,562,206
State Street SPDR Portfolio Long Term Corporate Bond ETF (g)	472,234	10,663,044
State Street SPDR Portfolio Long Term Treasury ETF (g)	1,807,448	47,843,149
State Street SPDR Portfolio TIPS ETF (g)	2,071,006	53,742,606
Total Exchange Traded & Mutual Funds (Cost $293,525,343)		295,856,118
Total Investments in Securities (Cost $843,365,820)		1,022,642,511
Short-Term Investment - 4.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (g)(h) (Cost $45,449,205)	45,449,205	45,449,205
Total Investments (Cost $888,815,025)		1,068,091,716
Other Assets and Liabilities, net - 0.1%		669,552
NET ASSETS - 100.0%		$1,068,761,268

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	March 2026	1	$270,448	$271,662	$1,214
MSCI Emerging Markets Index Futures	March 2026	25	1,744,015	1,764,250	20,235
MSCI EAFE Mini Index Futures	March 2026	14	2,014,135	2,031,470	17,335
E-mini Russell 1000 Index Futures	March 2026	8	1,501,286	1,503,240	1,954
E-mini Russell 2000 Index Futures	March 2026	3	392,055	374,700	(17,355)
					$23,383
See Notes to Schedule of Investments and Notes to Financial Statements.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
During the year ended December 31, 2025, the average notional value related to long futures contracts was $6,670,367.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $6,097,601 or 0.57% of the net assets of the State Street Total Return V.I.S. Fund.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$494,115,801	$1,456	$18	$494,117,275
Foreign Equity	232,580,580	88,538	0(a)	232,669,118
Exchange Traded & Mutual Funds	295,856,118	—	—	295,856,118
Short-Term Investment	45,449,205	—	—	45,449,205
Total Investments in Securities	$1,068,001,704	$89,994	$18	$1,068,091,716
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$40,738	$—	$—	$40,738
Long Futures Contracts - Unrealized Depreciation	(17,355)	—	—	(17,355)
Total Other Financial Instruments	$23,383	$—	$—	$23,383

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.
The Fund was invested in the following countries/territories at December 31, 2025 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	78.22%
Japan	2.61%
China	2.52%
Taiwan	1.84%
Country/Territory	Percentage (based on Fair Value)
Canada	1.70%
United Kingdom	1.39%
India	1.38%
Republic of Korea	1.23%

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Country/Territory	Percentage (based on Fair Value)
Germany	1.14%
France	1.07%
Australia	0.89%
Switzerland	0.62%
Netherlands	0.53%
Brazil	0.47%
Spain	0.44%
Sweden	0.39%
Italy	0.39%
South Africa	0.33%
Saudi Arabia	0.26%
Hong Kong	0.22%
Denmark	0.22%
Singapore	0.21%
Mexico	0.21%
Finland	0.14%
Thailand	0.14%
Israel	0.11%
Indonesia	0.11%
Malaysia	0.11%
United Arab Emirates	0.11%
Poland	0.11%
Belgium	0.10%
Norway	0.08%
Chile	0.06%
Kuwait	0.06%
Ireland	0.06%
Qatar	0.06%
Greece	0.05%
Turkey	0.04%
Austria	0.03%
Philippines	0.03%
Hungary	0.03%
Country/Territory	Percentage (based on Fair Value)
New Zealand	0.03%
Puerto Rico	0.03%
Luxembourg	0.02%
Portugal	0.02%
Peru	0.02%
Bermuda	0.02%
UAE	0.02%
Czech Republic	0.02%
Colombia	0.01%
Zambia	0.01%
Cameroon	0.01%
Macau	0.01%
Monaco	0.01%
Cayman Islands	0.01%
Burkina Faso	0.01%
Egypt	0.01%
Bahamas	0.01%
Congo	0.01%
Guernsey	0.01%
Romania	0.00%***
Panama	0.00%***
Guatemala	0.00%***
Ghana	0.00%***
Kazakhstan	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	27.70%	0.00%	27.70%
Semiconductors	4.76%	1.53%	6.29%
Diversified Banks	1.20%	3.69%	4.89%
Interactive Media & Services	2.94%	0.56%	3.50%
Technology Hardware, Storage & Peripherals	2.60%	0.63%	3.23%
Systems Software	2.77%	0.03%	2.80%
Pharmaceuticals	1.86%	0.61%	2.47%
Broadline Retail	1.38%	0.63%	2.01%
Application Software	1.44%	0.27%	1.71%
Biotechnology	1.45%	0.18%	1.63%
Aerospace & Defense	1.01%	0.49%	1.50%
Automobile Manufacturers	0.87%	0.49%	1.36%
Regional Banks	0.94%	0.06%	1.00%
Integrated Oil & Gas	0.67%	0.31%	0.98%
Electric Utilities	0.60%	0.36%	0.96%
See Notes to Schedule of Investments and Notes to Financial Statements.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Industry	Domestic	Foreign	Total
Healthcare Equipment	0.86%	0.09%	0.95%
Transaction & Payment Processing Services	0.83%	0.06%	0.89%
Semiconductor Materials & Equipment	0.45%	0.43%	0.88%
Industrial Machinery & Supplies & Components	0.52%	0.28%	0.80%
Property & Casualty Insurance	0.50%	0.22%	0.72%
Electrical Components & Equipment	0.47%	0.23%	0.70%
Investment Banking & Brokerage	0.58%	0.10%	0.68%
Consumer Staples Merchandise Retail	0.60%	0.04%	0.64%
Multi-Sector Holdings	0.56%	0.08%	0.64%
Movies & Entertainment	0.60%	0.04%	0.64%
Asset Management & Custody Banks	0.47%	0.16%	0.63%
Life & Health Insurance	0.16%	0.46%	0.62%
IT Consulting & Other Services	0.34%	0.24%	0.58%
Restaurants	0.40%	0.16%	0.56%
Construction Machinery & Heavy Transportation Equipment	0.34%	0.20%	0.54%
Packaged Foods & Meats	0.33%	0.21%	0.54%
Financial Exchanges & Data	0.38%	0.15%	0.53%
Trading Companies & Distributors	0.25%	0.27%	0.52%
Gold	0.12%	0.40%	0.52%
Integrated Telecommunication Services	0.22%	0.29%	0.51%
Life Sciences Tools & Services	0.41%	0.08%	0.49%
Communications Equipment	0.42%	0.07%	0.49%
Construction & Engineering	0.31%	0.17%	0.48%
Industrial Conglomerates	0.13%	0.35%	0.48%
Hotels, Resorts & Cruise Lines	0.35%	0.10%	0.45%
Oil & Gas Exploration & Production	0.32%	0.12%	0.44%
Building Products	0.32%	0.11%	0.43%
Electronic Components	0.19%	0.23%	0.42%
Soft Drinks & Non-alcoholic Beverages	0.36%	0.06%	0.42%
Consumer Finance	0.35%	0.06%	0.41%
Apparel, Accessories & Luxury Goods	0.07%	0.34%	0.41%
Specialty Chemicals	0.25%	0.15%	0.40%
Diversified Metals & Mining	0.03%	0.35%	0.38%
Multi-Utilities	0.24%	0.13%	0.37%
Household Products	0.30%	0.06%	0.36%
Tobacco	0.22%	0.14%	0.36%
Wireless Telecommunication Services	0.07%	0.28%	0.35%
Apparel Retail	0.24%	0.11%	0.35%
Oil & Gas Storage & Transportation	0.19%	0.15%	0.34%
Heavy Electrical Equipment	0.17%	0.17%	0.34%
Multi-Line Insurance	0.01%	0.32%	0.33%
Healthcare Services	0.28%	0.02%	0.30%
Managed Healthcare	0.30%	0.00%	0.30%
Oil & Gas Refining & Marketing	0.13%	0.17%	0.30%
Internet Services & Infrastructure	0.18%	0.12%	0.30%
Home Improvement Retail	0.29%	0.01%	0.30%
Rail Transportation	0.17%	0.12%	0.29%
Research & Consulting Services	0.19%	0.09%	0.28%
Electronic Equipment & Instruments	0.18%	0.08%	0.26%
Personal Care Products	0.06%	0.20%	0.26%
Food Retail	0.06%	0.20%	0.26%
Steel	0.10%	0.14%	0.24%
Electronic Manufacturing Services	0.09%	0.15%	0.24%
Construction Materials	0.15%	0.08%	0.23%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Industry	Domestic	Foreign	Total
Healthcare Supplies	0.12%	0.10%	0.22%
Retail REITs	0.19%	0.03%	0.22%
Industrial Gases	0.15%	0.07%	0.22%
Interactive Home Entertainment	0.09%	0.12%	0.21%
Health Care REITs	0.21%	0.00%	0.21%
Air Freight & Logistics	0.12%	0.08%	0.20%
Insurance Brokers	0.19%	0.01%	0.20%
Human Resource & Employment Services	0.14%	0.05%	0.19%
Oil & Gas Equipment & Services	0.18%	0.01%	0.19%
Automotive Retail	0.17%	0.02%	0.19%
Home Building	0.18%	0.01%	0.19%
Healthcare Facilities	0.13%	0.05%	0.18%
Diversified Financial Services	0.08%	0.10%	0.18%
Automotive Parts & Equipment	0.09%	0.09%	0.18%
Passenger Airlines	0.11%	0.06%	0.17%
Gas Utilities	0.09%	0.08%	0.17%
Diversified Capital Markets	0.00%	0.17%	0.17%
Environmental & Facilities Services	0.15%	0.01%	0.16%
Industrial REITs	0.12%	0.04%	0.16%
Healthcare Distributors	0.14%	0.01%	0.15%
Consumer Electronics	0.03%	0.12%	0.15%
Casinos & Gaming	0.07%	0.07%	0.14%
Diversified Support Services	0.09%	0.04%	0.13%
Cable & Satellite	0.13%	0.00%	0.13%
Other Specialty Retail	0.10%	0.03%	0.13%
Coal & Consumable Fuels	0.06%	0.07%	0.13%
Independent Power Producers & Energy Traders	0.05%	0.07%	0.12%
Passenger Ground Transportation	0.11%	0.01%	0.12%
Real Estate Services	0.10%	0.02%	0.12%
Commodity Chemicals	0.05%	0.07%	0.12%
Reinsurance	0.05%	0.07%	0.12%
Copper	0.04%	0.07%	0.11%
Agricultural & Farm Machinery	0.09%	0.01%	0.10%
Brewers	0.00%	0.10%	0.10%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Telecom Tower REITs	0.09%	0.00%	0.09%
Mortgage REITs	0.09%	0.00%	0.09%
Multi-Family Residential REITs	0.09%	0.00%	0.09%
Footwear	0.07%	0.02%	0.09%
Water Utilities	0.05%	0.03%	0.08%
Fertilizers & Agricultural Chemicals	0.04%	0.04%	0.08%
Cargo Ground Transportation	0.08%	0.00%	0.08%
Distillers & Vintners	0.02%	0.06%	0.08%
Data Center REITs	0.08%	0.00%	0.08%
Commercial & Residential Mortgage Finance	0.08%	0.00%	0.08%
Data Processing & Outsourced Services	0.07%	0.01%	0.08%
Education Services	0.07%	0.01%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Office REITs	0.06%	0.01%	0.07%
Aluminum	0.03%	0.04%	0.07%
Marine Transportation	0.02%	0.05%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Diversified REITs	0.05%	0.02%	0.07%
Real Estate Development	0.00%	0.07%	0.07%
See Notes to Schedule of Investments and Notes to Financial Statements.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Industry	Domestic	Foreign	Total
Healthcare Technology	0.05%	0.01%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Food Distributors	0.06%	0.00%	0.06%
Diversified Chemicals	0.01%	0.05%	0.06%
Oil & Gas Drilling	0.04%	0.02%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Leisure Products	0.05%	0.01%	0.06%
Advertising	0.04%	0.02%	0.06%
Metal, Glass & Plastic Containers	0.04%	0.01%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Renewable Electricity	0.02%	0.03%	0.05%
Tires & Rubber	0.01%	0.04%	0.05%
Airport Services	0.00%	0.05%	0.05%
Precious Metals & Minerals	0.00%	0.05%	0.05%
Agricultural Products & Services	0.03%	0.01%	0.04%
Technology Distributors	0.04%	0.00%	0.04%
Single-Family Residential REITs	0.04%	0.00%	0.04%
Silver	0.03%	0.01%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Leisure Facilities	0.03%	0.01%	0.04%
Specialized Finance	0.02%	0.02%	0.04%
Alternative Carriers	0.04%	0.00%	0.04%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Paper Products	0.01%	0.02%	0.03%
Security & Alarm Services	0.02%	0.01%	0.03%
Broadcasting	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Household Appliances	0.01%	0.02%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Drug Retail	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Commercial Printing	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Forest Products	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			95.74%
Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investment	4.26%
100.00%

***	Less than 0.005%.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
SPDR Bloomberg International Treasury Bond ETF	—	$—	$10,538,441	$10,515,005	$(23,436)	$—	—	$—	$39,507
State Street Corp.	1,861	182,657	58,942	74,053	18,585	41,056	1,761	227,187	5,586
State Street Institutional U.S. Government Money Market Fund - Class G Shares	87,067,707	87,067,707	313,657,627	355,276,129	—	—	45,449,205	45,449,205	2,361,143
State Street SPDR Bloomberg High Yield Bond ETF	1,076,703	102,792,835	95,964,280	155,103,998	(1,376,909)	1,123,974	446,458	43,400,182	4,131,077
State Street SPDR Dow Jones REIT ETF	—	—	21,052,178	20,643,481	(408,697)	—	—	—	193,442
State Street SPDR Portfolio Aggregate Bond ETF	6,657,752	166,377,223	142,269,810	183,415,153	(429,753)	4,760,079	5,031,542	129,562,206	6,358,361
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	15,715,054	16,067,714	352,660	—	—	—	274,466
State Street SPDR Portfolio Intermediate Term Treasury ETF	—	—	30,608,137	30,575,719	(32,418)	—	—	—	99,681
State Street SPDR Portfolio Long Term Corporate Bond ETF	—	—	50,878,069	40,674,204	645,711	(186,532)	472,234	10,663,044	1,071,110
State Street SPDR Portfolio Long Term Treasury ETF	—	—	79,863,163	30,476,599	(596,399)	(947,016)	1,807,448	47,843,149	668,664
State Street SPDR Portfolio TIPS ETF	—	—	100,250,896	46,928,446	6,707	413,449	2,071,006	53,742,606	1,713,431
TOTAL		$356,420,422	$860,856,597	$889,750,501	$(1,843,949)	$5,205,010		$330,887,579	$16,916,468
See Notes to Schedule of Investments and Notes to Financial Statements.
114	State Street Total Return V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 98.9% †
Aerospace & Defense - 0.6%
RTX Corp.	668	$122,511
Application Software - 3.5%
Adobe, Inc. (a)	521	182,345
Intuit, Inc.	85	56,305
Salesforce, Inc.	899	238,154
Synopsys, Inc. (a)	465	218,420
		695,224
Automobile Manufacturers - 1.4%
General Motors Co.	1,608	130,763
Tesla, Inc. (a)	307	138,064
		268,827
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	976	89,021
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	136	61,657
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	3,919	904,583
Building Products - 0.4%
Trane Technologies PLC	224	87,181
Construction Machinery & Heavy Transportation Equipment - 1.0%
Westinghouse Air Brake Technologies Corp.	892	190,397
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	274	170,609
Consumer Staples Merchandise Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	1,535	138,196
Costco Wholesale Corp.	59	50,878
Walmart, Inc.	1,665	185,498
		374,572
Data Center REITs - 0.8%
Equinix, Inc.	218	167,023
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	772	172,287
Diversified Banks - 3.4%
Bank of America Corp.	5,307	291,885
	Number of Shares	Fair Value
JPMorgan Chase & Co.	1,177	$379,253
		671,138
Electric Utilities - 1.1%
NextEra Energy, Inc.	2,755	221,171
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	391	124,538
Emerson Electric Co.	1,888	250,575
		375,113
Electronic Components - 0.4%
Amphenol Corp., Class A	634	85,679
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc.	1,163	39,007
Waste Management, Inc.	977	214,657
		253,664
Financial Exchanges & Data - 3.3%
CME Group, Inc.	353	96,397
Intercontinental Exchange, Inc.	1,602	259,460
S&P Global, Inc.	549	286,902
		642,759
Healthcare Equipment - 1.3%
Abbott Laboratories	667	83,569
Becton Dickinson & Co.	347	67,342
Dexcom, Inc. (a)	291	19,314
Intuitive Surgical, Inc. (a)	148	83,821
		254,046
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	930	76,223
Home Improvement Retail - 1.6%
Home Depot, Inc.	848	291,797
Lowe's Cos., Inc.	134	32,315
		324,112
Household Products - 0.5%
Procter & Gamble Co.	714	102,323
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	308	49,690
Industrial Gases - 1.2%
Linde PLC	547	233,235
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	314	275,993

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	115

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Insurance Brokers - 0.8%
Marsh & McLennan Cos., Inc.	832	$154,353
Integrated Oil & Gas - 1.4%
Chevron Corp.	717	109,278
Exxon Mobil Corp.	1,340	161,255
		270,533
Interactive Media & Services - 10.1%
Alphabet, Inc., Class A	3,702	1,158,726
Alphabet, Inc., Class C	524	164,431
Meta Platforms, Inc., Class A	994	656,130
		1,979,287
Investment Banking & Brokerage - 1.1%
Goldman Sachs Group, Inc. (b)	162	142,398
Robinhood Markets, Inc., Class A (a)	641	72,497
		214,895
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	169	45,343
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	299	40,685
Danaher Corp.	834	190,919
Repligen Corp. (a)	248	40,637
Thermo Fisher Scientific, Inc.	312	180,789
		453,030
Managed Healthcare - 0.3%
UnitedHealth Group, Inc.	185	61,070
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	950	89,072
Walt Disney Co.	723	82,256
		171,328
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	444	223,177
Multi-Utilities - 1.2%
CMS Energy Corp.	582	40,699
Sempra	2,196	193,885
		234,584
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	615	57,570
EQT Corp.	1,018	54,565
		112,135
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	607	$32,675
Passenger Ground Transportation - 1.3%
Uber Technologies, Inc. (a)	3,107	253,873
Pharmaceuticals - 3.7%
AstraZeneca PLC ADR	1,016	93,401
Eli Lilly & Co.	286	307,359
Johnson & Johnson	992	205,294
Merck & Co., Inc.	1,165	122,628
		728,682
Property & Casualty Insurance - 0.9%
American International Group, Inc.	414	35,418
Chubb Ltd.	239	74,596
Progressive Corp.	290	66,039
		176,053
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	738	118,663
Regional Banks - 0.3%
Regions Financial Corp.	2,379	64,471
Restaurants - 0.5%
McDonald's Corp.	312	95,356
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	805	206,877
Semiconductors - 14.8%
Advanced Micro Devices, Inc. (a)	1,195	255,921
Broadcom, Inc.	2,000	692,200
Micron Technology, Inc.	257	73,351
NVIDIA Corp.	9,606	1,791,519
Texas Instruments, Inc.	533	92,470
		2,905,461
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	1,174	90,011
PepsiCo, Inc.	449	64,440
		154,451
Specialty Chemicals - 0.2%
Ecolab, Inc.	107	28,089
International Flavors & Fragrances, Inc.	294	19,813
		47,902

See Notes to Schedule of Investments and Notes to Financial Statements.
116	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Systems Software - 8.3%
Crowdstrike Holdings, Inc., Class A (a)	103	$48,282
Microsoft Corp.	2,881	1,393,309
Oracle Corp.	641	124,938
ServiceNow, Inc. (a)	410	62,808
		1,629,337
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	4,372	1,188,572
Telecom Tower REITs - 0.3%
American Tower Corp.	331	58,114
Tobacco - 0.7%
Philip Morris International, Inc.	840	134,736
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	220	178,050
WW Grainger, Inc.	69	69,625
		247,675
Transaction & Payment Processing Services - 2.7%
Mastercard, Inc., Class A	193	110,180
	Number of Shares	Fair Value
Visa, Inc., Class A	1,225	$429,619
		539,799
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	195	39,593
Total Common Stock (Cost $10,287,894)		19,411,063
Short-Term Investment - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $256,361)	256,361	256,361
Total Investments (Cost $10,544,255)		19,667,424
Liabilities in Excess of Other Assets, net - (0.2)%		(38,253)
NET ASSETS - 100.0%		$19,629,171

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures	March 2026	4	$137,804	$137,850	$46
During the year ended December 31, 2025, the average notional value related to long and short futures contracts were $274,418 and $21,594, respectively.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	117

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2025
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,411,063	$—	$—	$19,411,063
Short-Term Investment	256,361	—	—	256,361
Total Investments in Securities	$19,667,424	$—	$—	$19,667,424
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$46	$—	$—	$46
Total Other Financial Instruments	$46	$—	$—	$46

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	331,182	$331,182	$4,680,835	$4,755,656	$—	$—	256,361	$256,361	$23,955
See Notes to Schedule of Investments and Notes to Financial Statements.
118	State Street U.S. Equity V.I.S. Fund

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					1/3/95
Net asset value, beginning of period	$9.57	$9.98	$9.73	$11.86	$12.48
Income/(loss) from investment operations:
Net investment income(a)	0.26	0.30	0.26	0.17	0.12
Net realized and unrealized gains/(losses) on investments	0.31	(0.38)	0.20	(1.87)	(0.35)
Total income/(loss) from investment operations	0.57	(0.08)	0.46	(1.70)	(0.23)
Less distributions from:
Net investment income	(0.38)	(0.33)	(0.21)	(0.29)	(0.28)
Net realized gains	—	—	—	(0.14)	(0.11)
Total distributions	(0.38)	(0.33)	(0.21)	(0.43)	(0.39)
Net asset value, end of period	$9.76	$9.57	$9.98	$9.73	$11.86
Total Return(b)	5.91%	(0.82)%	4.68%	(14.38)%	(1.81)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,108	$8,916	$10,157	$10,616	$14,766
Ratios to average net assets:
Net expenses	1.60%	1.37%	1.36%	1.24%	1.06%
Gross expenses	1.61%	1.37%	1.38%	1.24%	1.06%
Net investment income	2.63%	2.98%	2.69%	1.62%	1.01%
Portfolio turnover rate	47%(c)	52%(c)	59%(c)	51%(c)	81%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 244%, 219%, 263%, 178% and 183%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	119

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					12/12/97
Net asset value, beginning of period	$116.14	$110.25	$77.05	$126.76	$122.96
Income/(loss) from investment operations:
Net investment loss(a)	(0.30)	(0.21)	(0.09)	(0.32)	(0.44)
Net realized and unrealized gains/(losses) on investments	23.73	35.00	35.75	(38.35)	31.51
Total income/(loss) from investment operations	23.43	34.79	35.66	(38.67)	31.07
Less distributions from:
Net realized gains	(24.67)	(28.90)	(2.46)	(11.04)	(27.27)
Net asset value, end of period	$114.90	$116.14	$110.25	$77.05	$126.76
Total Return(b)	20.00%	31.06%	46.28%	(30.43)%	24.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,649	$34,525	$32,045	$25,498	$41,961
Ratios to average net assets:
Gross expenses	0.89%	0.86%	0.91%	0.93%	0.88%
Net investment loss	(0.25)%	(0.16)%	(0.09)%	(0.31)%	(0.32)%
Portfolio turnover rate	35%	28%	24%	23%	30%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
120	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					5/1/95
Net asset value, beginning of period	$10.57	$9.74	$8.77	$13.89	$12.02
Income/(loss) from investment operations:
Net investment income(a)	0.14	0.24	0.25	0.20	0.13
Net realized and unrealized gains/(losses) on investments	0.07	0.77	0.93	(3.66)	4.85
Total income/(loss) from investment operations	0.21	1.01	1.18	(3.46)	4.98
Less distributions from:
Net investment income	(0.12)	(0.18)	(0.21)	(0.17)	(0.34)
Net realized gains	(0.14)	—	—	(1.49)	(2.77)
Total distributions	(0.26)	(0.18)	(0.21)	(1.66)	(3.11)
Net asset value, end of period	$10.52	$10.57	$9.74	$8.77	$13.89
Total Return(b)	1.96%	10.46%	13.50%	(24.93)%	41.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$18,895	$21,619	$65,246	$40,669	$45,748
Ratios to average net assets:
Gross expenses	1.26%	1.01%	1.00%	1.05%	1.04%
Net investment income	1.34%	2.44%	2.75%	1.72%	0.93%
Portfolio turnover rate	30%	38%	54%	86%	85%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	121

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					4/28/00
Net asset value, beginning of period	$12.55	$12.37	$11.90	$14.93	$14.66
Income/(loss) from investment operations:
Net investment income (loss)(a)	(0.02)	(0.02)	0.02	(0.03)	(0.04)
Net realized and unrealized gains/(losses) on investments	0.01	1.30	1.61	(2.27)	3.06
Total income/(loss) from investment operations	(0.01)	1.28	1.63	(2.30)	3.02
Less distributions from:
Net investment income	—	(0.01)	—	—	—
Net realized gains	(1.45)	(1.09)	(1.16)	(0.73)	(2.75)
Total distributions	(1.45)	(1.10)	(1.16)	(0.73)	(2.75)
Net asset value, end of period	$11.09	$12.55	$12.37	$11.90	$14.93
Total Return(b)	(0.25)%	10.32%	13.55%	(15.40)%	20.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,060	$25,278	$25,910	$26,066	$36,890
Ratios to average net assets:
Gross expenses	1.42%	1.44%	1.28%	1.31%	1.21%
Net investment income (loss)	(0.19)%	(0.17)%	0.13%	(0.21)%	(0.22)%
Portfolio turnover rate	40%	42%	30%	29%	39%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
122	Financial Highlights

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					4/15/85
Net asset value, beginning of period	$54.59	$48.26	$40.12	$57.58	$49.96
Income/(loss) from investment operations:
Net investment income(a)	0.55	0.62	0.64	0.65	0.60
Net realized and unrealized gains/(losses) on investments	9.06	11.35	9.78	(11.22)	13.56
Total income/(loss) from investment operations	9.61	11.97	10.42	(10.57)	14.16
Less distributions from:
Net investment income	(0.59)	(0.65)	(0.63)	(0.68)	(0.66)
Net realized gains	(4.37)	(4.99)	(1.65)	(6.21)	(5.88)
Total distributions	(4.96)	(5.64)	(2.28)	(6.89)	(6.54)
Net asset value, end of period	$59.24	$54.59	$48.26	$40.12	$57.58
Total Return(b)	17.52%	24.63%	25.96%	(18.31)%	28.27%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$202,471	$200,149	$182,157	$146,235	$208,535
Ratios to average net assets:
Gross expenses	0.31%	0.30%	0.31%	0.32%	0.31%
Net investment income	0.96%	1.12%	1.42%	1.29%	1.06%
Portfolio turnover rate	2%	2%	6%	5%	2%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	123

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 1
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					7/1/85
Net asset value, beginning of period	$15.67	$14.76	$13.06	$16.06	$16.63
Income/(loss) from investment operations:
Net investment income(a)	0.38	0.35	0.30	0.29	0.40
Net realized and unrealized gains/(losses) on investments	2.10	1.32	1.73	(2.94)	1.84
Total income/(loss) from investment operations	2.48	1.67	2.03	(2.65)	2.24
Contribution from advisor	—	—	—	—	0.00(b)
Contribution from affiliate	—	—	—	—	0.00(b)
Less distributions from:
Net investment income	(0.43)	(0.76)	(0.33)	(0.13)	(0.39)
Net realized gains	(0.76)	(0.00)(b)	—	(0.22)	(2.42)
Total distributions	(1.19)	(0.76)	(0.33)	(0.35)	(2.81)
Net asset value, end of period	$16.96	$15.67	$14.76	$13.06	$16.06
Total Return(c)	15.86%	11.31%	15.48%	(16.51)%	13.45%(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$639,649	$618,289	$614,415	$588,132	$768,504
Ratios to average net assets:
Gross expenses	0.60%	0.60%	0.59%	0.64%	0.62%
Net investment income	2.26%	2.21%	2.12%	2.02%	2.22%
Portfolio turnover rate	95%	77%(e)	72%(e)	109%(e)	118%(e)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127% and 144%, respectively.
The accompanying Notes are an integral part of these financial statements.
124	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 3
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					5/1/06
Net asset value, beginning of period	$15.67	$14.75	$13.05	$16.00	$16.57
Income/(loss) from investment operations:
Net investment income(a)	0.34	0.30	0.26	0.25	0.35
Net realized and unrealized gains/(losses) on investments	2.10	1.32	1.73	(2.92)	1.84
Total income/(loss) from investment operations	2.44	1.62	1.99	(2.67)	2.19
Contribution from advisor	—	—	—	—	0.00(b)
Contribution from affiliate	—	—	—	—	0.00(b)
Less distributions from:
Net investment income	(0.39)	(0.70)	(0.29)	(0.06)	(0.34)
Net realized gains	(0.76)	(0.00)(b)	—	(0.22)	(2.42)
Total distributions	(1.15)	(0.70)	(0.29)	(0.28)	(2.76)
Net asset value, end of period	$16.96	$15.67	$14.75	$13.05	$16.00
Total Return(c)	15.48%	11.06%	15.21%	(16.72)%	13.20%(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$429,112	$439,914	$750,510	$748,657	$1,035,137
Ratios to average net assets:
Gross expenses	0.85%	0.85%	0.84%	0.89%	0.87%
Net investment income	2.01%	1.92%	1.87%	1.77%	1.95%
Portfolio turnover rate	95%	77%(e)	72%(e)	109%(e)	118%(e)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127% and 144%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	125

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					1/3/95
Net asset value, beginning of period	$48.37	$48.41	$40.76	$56.55	$53.28
Income/(loss) from investment operations:
Net investment income(a)	0.09	0.20	0.22	0.22	0.18
Net realized and unrealized gains/(losses) on investments	7.95	11.86	11.15	(10.93)	13.47
Total income/(loss) from investment operations	8.04	12.06	11.37	(10.71)	13.65
Less distributions from:
Net investment income	(0.11)	(0.24)	(0.23)	(0.24)	(0.22)
Net realized gains	(9.79)	(11.86)	(3.49)	(4.84)	(10.16)
Total distributions	(9.90)	(12.10)	(3.72)	(5.08)	(10.38)
Net asset value, end of period	$46.51	$48.37	$48.41	$40.76	$56.55
Total Return(b)	16.46%	24.55%	27.91%	(18.91)%	25.49%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,629	$21,081	$21,170	$20,449	$29,595
Ratios to average net assets:
Gross expenses	0.94%	0.85%	0.91%	0.88%	0.82%
Net investment income	0.18%	0.36%	0.48%	0.46%	0.30%
Portfolio turnover rate	39%	45%	42%	33%	32%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
126	Financial Highlights

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State Street Variable Insurance Series Funds, Inc.
Statements of Assets and Liabilities — December 31, 2025
	State Street Income V.I.S. Fund	State Street Premier Growth Equity V.I.S. Fund	State Street Real Estate Securities V.I.S. Fund
Assets
Investments in unaffiliated securities, at fair value (cost $8,323,703; $13,627,489; $15,419,157; $16,610,594; $38,603,369; $560,107,358 and $10,287,894, respectively)	$7,946,946	$33,162,826	$18,832,480
Investments in affiliated securities, at fair value (cost $1,295,005; $1,325,639; $29,886; $1,339,339; $1,994,275; $328,707,667 and $256,361, respectively)	1,295,005	1,527,413	29,886
Cash	—	—	—
Net cash collateral on deposit with broker for future contracts	1,675	22,914	—
Net cash collateral on deposit with broker for swap contracts and TBAs	36,355	—	—
Foreign currency (cost $0, $0, $0, $0, $0, $1,034,911 and $0, respectively)	—	—	—
Receivable for investments sold	—	—	62,210
Income receivables	58,489	713	72,089
Receivable for fund shares sold	358	26	322
Income receivable from affiliated investments	3,923	2,500	311
Receivable for accumulated variation margin on futures contracts	—	—	—
Other assets	59	226	40
Total assets	9,342,810	34,716,618	18,997,338
Liabilities
Due to custodian	491	912	—
Payable for investments purchased	1,132,358	—	45,105
Payable for fund shares redeemed	24	1,166	895
Payable for accumulated variation margin on swap contracts	36,364	—	—
Payable for accumulated variation margin on futures contracts	2,827	157	—
Payable to the Adviser	3,390	19,127	13,773
Payable for custody, fund accounting and sub-administration fees	21,394	13,986	11,739
Accrued other expenses	38,084	32,467	30,948
Distribution and service fees	—	—	—
Accrued foreign capital gains tax	—	—	—
Total liabilities	1,234,932	67,815	102,460

Net Assets	$8,107,878	$34,648,803	$18,894,878
Net Assets Consist of:
Capital paid in	$9,770,407	$13,855,985	$15,594,576
Total distributable earnings (loss)	(1,662,529)	20,792,818	3,300,302
Net Assets	$8,107,878	$34,648,803	$18,894,878

Class 1:
Net Assets	$8,107,878	$34,648,803	$18,894,878
Shares outstanding ($0.01 par value; unlimited shares authorized) ($0.01 par value; unlimited shares authorized)	830,421	301,554	1,796,284
Net asset value per shareNet asset value, offering and redemption price per share	$9.76	$114.90	$10.52

Class 3:
Net Assets	$—	$—	$—
Shares outstanding ($0.01 par value; unlimited shares authorized)	—	—	—
Net asset value per share	$—	$—	$—
The accompanying Notes are an integral part of these financial statements.
128	Statements of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund	State Street S&P 500 Index V.I.S. Fund	State Street Total Return V.I.S. Fund	State Street U.S. Equity V.I.S. Fund

$20,799,323	$200,320,417	$737,204,137	$19,411,063
1,339,339	2,082,069	330,887,579	256,361
—	904	—	—
52,176	98,394	150,550	8,784
—	—	—	—
—	—	1,039,259	—
3,644	—	167,282	—
15,012	103,906	1,497,470	8,058
—	2,653	—	300
3,957	3,086	134,834	1,325
—	—	23,529	56
156	1,328	7,068	136
22,213,607	202,612,757	1,071,111,708	19,686,083

3,730	—	6,932	26
51,781	—	—	—
12,554	30,686	577,835	3,834
—	—	—	—
14,213	10,175	—	—
18,058	43,465	318,760	9,154
17,629	25,401	234,299	12,475
35,532	32,324	102,308	31,423
—	—	655,575	—
—	—	454,731	—
153,497	142,051	2,350,440	56,912

$22,060,110	$202,470,706	$1,068,761,268	$19,629,171

$18,214,319	$37,286,790	$911,267,997	$10,326,423
3,845,791	165,183,916	157,493,271	9,302,748
$22,060,110	$202,470,706	$1,068,761,268	$19,629,171

$22,060,110	$202,470,706	$639,649,165	$19,629,171
1,988,802	3,417,519	37,722,126	422,059
$11.09	$59.24	$16.96	$46.51

$—	$—	$429,112,103	$—
—	—	25,295,059	—
$—	$—	$16.96	$—
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	129

State Street Variable Insurance Series Funds, Inc.
Statements of Operations — For the year ended December 31, 2025
	State Street Income V.I.S. Fund	State Street Premier Growth Equity V.I.S. Fund	State Street Real Estate Securities V.I.S. Fund
Investment Income
Income
Dividend	$—	$176,858	$518,150
Interest	300,750	1,295	—
Income from affiliated investments	66,274	37,329	3,579
Less: Foreign taxes withheld	—	—	—
Total income	367,024	215,482	521,729
Expenses
Advisory and administration fees	43,367	217,109	170,414
Distribution and service fees
Class 1	—	—	—
Class 3	—	—	—
Directors' fees	21,033	21,124	21,081
Custody, fund accounting and sub-administration fees	29,485	23,956	19,443
Professional fees	34,524	30,431	30,413
Printing and shareholder reports	1,779	1,650	4,478
Registration fees	1,059	—	—
Other expenses	8,666	3,604	6,356
Total expenses before waivers	139,913	297,874	252,185
Less: Fees waived by the adviser	(989)	—	—
Net expenses	138,924	297,874	252,185
Net investment income (loss)	$228,100	$(82,392)	$269,544
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(54,012)	$6,440,106	$666,818
Affiliated investments	—	104,535	—
Futures	2,599	73,339	—
Swap contracts	(5,009)	—	—
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	344,354	(538,233)	(543,878)
Affiliated investments	—	50,257	—
Futures	(2,103)	16,921	—
Swap contracts	(5,818)	—	—
Foreign currency translations	—	—	—
Net realized and unrealized gain (loss) on investments	280,011	6,146,925	122,940
Net Increase (Decrease) in Net Assets Resulting from Operations	$508,111	$6,064,533	$392,484
The accompanying Notes are an integral part of these financial statements.
130	Statements of Operations

State Street Small-Cap Equity V.I.S. Fund	State Street S&P 500 Index V.I.S. Fund	State Street Total Return V.I.S. Fund	State Street U.S. Equity V.I.S. Fund

$234,895	$2,463,203	$12,488,491	$197,938
1,339	2,352	1,732,766	938
46,602	39,908	16,916,468	23,955
(304)	(560)	(875,032)	(30)
282,532	2,504,903	30,262,693	222,801

218,328	492,112	3,698,871	108,918

—	—	1,250,688	—
—	—	1,941,643	—
21,089	21,726	24,918	21,077
30,333	41,027	361,470	21,924
34,577	26,098	82,341	30,371
16,392	10,746	—	1,399
—	—	839	—
6,034	25,223	89,431	2,583
326,753	616,932	7,450,201	186,272
—	—	—	—
326,753	616,932	7,450,201	186,272
$(44,221)	$1,887,971	$22,812,492	$36,529

$1,970,068	$18,737,361	$50,972,457	$2,490,069
—	6,898	(1,843,949)	—
54,200	114,020	1,134,906	71,466
—	—	—	—
—	—	(96,179)	—

(2,099,597)	11,176,533	75,482,334	330,131
—	26,129	5,205,010	—
1,160	31,125	273,865	4,426
—	—	—	—
—	—	(176,549)	—
(74,169)	30,092,066	130,951,895	2,896,092
$(118,390)	$31,980,037	$153,764,387	$2,932,621
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	131

State Street Variable Insurance Series Funds, Inc.
Statements of Changes in Net Assets
	State Street Income V.I.S. Fund		State Street Premier Growth Equity V.I.S. Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$228,100	$287,473	$(82,392)	$(55,009)
Net realized gain (loss) on investments, futures and swap contracts	(56,422)	(66,154)	6,617,980	7,160,837
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	336,433	(292,998)	(471,055)	2,157,539
Net increase (decrease) from operations	508,111	(71,679)	6,064,533	9,263,367
Distributions to shareholders:
Total distributions
Class 1	(301,426)	(295,495)	(6,136,424)	(6,931,618)
Total distributions	(301,426)	(295,495)	(6,136,424)	(6,931,618)
Increase (decrease) in assets from operations and distributions	206,685	(367,174)	(71,891)	2,331,749
Share transactions:
Proceeds from sale of shares
Class 1	289,931	338,662	265,749	145,621
Value of distributions reinvested
Class 1	301,426	295,495	6,136,424	6,931,618
Cost of shares redeemed
Class 1	(1,606,544)	(1,507,215)	(6,206,595)	(6,928,588)
Net increase (decrease) from share transactions	(1,015,187)	(873,058)	195,578	148,651
Total increase (decrease) in net assets	(808,502)	(1,240,232)	123,687	2,480,400
Net Assets
Beginning of year	8,916,380	10,156,612	34,525,116	32,044,716
End of year	$8,107,878	$8,916,380	$34,648,803	$34,525,116
Changes in Fund Shares
Class 1
Shares sold	29,706	34,703	2,196	1,028
Issued for distributions reinvested	30,789	30,974	52,964	58,554
Shares redeemed	(161,871)	(151,753)	(50,869)	(52,968)
Net increase (decrease) in fund shares	(101,376)	(86,076)	4,291	6,614
The accompanying Notes are an integral part of these financial statements.
132	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund		State Street Small-Cap Equity V.I.S. Fund		State Street S&P 500 Index V.I.S. Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$269,544	$1,126,641	$(44,221)	$(44,520)	$1,887,971	$2,185,741
666,818	3,163,175	2,024,268	2,777,793	18,858,279	15,100,438
(543,878)	278,587	(2,098,437)	(213,527)	11,233,787	24,984,321
392,484	4,568,403	(118,390)	2,519,746	31,980,037	42,270,500

(457,030)	(1,047,350)	(2,564,250)	(2,041,158)	(15,673,810)	(18,833,754)
(457,030)	(1,047,350)	(2,564,250)	(2,041,158)	(15,673,810)	(18,833,754)
(64,546)	3,521,053	(2,682,640)	478,588	16,306,227	23,436,746

240,218	2,683,751	290,331	237,222	1,824,106	4,123,551

457,030	1,047,350	2,564,250	2,041,158	15,673,809	18,833,754

(3,356,830)	(50,879,339)	(3,389,407)	(3,389,328)	(31,482,559)	(28,401,499)
(2,659,582)	(47,148,238)	(534,826)	(1,110,948)	(13,984,644)	(5,444,194)
(2,724,128)	(43,627,185)	(3,217,466)	(632,360)	2,321,583	17,992,552

21,619,006	65,246,191	25,277,576	25,909,936	200,149,123	182,156,571
$18,894,878	$21,619,006	$22,060,110	$25,277,576	$202,470,706	$200,149,123

22,657	282,940	24,327	18,504	31,843	71,092
43,157	103,905	227,126	161,868	262,279	339,898
(315,678)	(5,039,702)	(276,823)	(259,986)	(543,125)	(518,714)
(249,864)	(4,652,857)	(25,370)	(79,614)	(249,003)	(107,724)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	133

State Street Variable Insurance Series Funds, Inc.
Statements of Changes in Net Assets
	State Street Total Return V.I.S. Fund		State Street U.S. Equity V.I.S. Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,812,492	$24,482,385	$36,529	$82,992
Net realized gain (loss) on investments, futures and foreign currency transactions	50,167,235	104,049,078	2,561,535	4,604,632
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	80,784,660	(8,083,869)	334,557	339,004
Net increase (decrease) from operations	153,764,387	120,447,594	2,932,621	5,026,628
Distributions to shareholders:
Total distributions
Class 1	(42,047,296)	(28,757,603)	(3,452,757)	(4,232,544)
Class 3	(27,125,382)	(18,982,757)	—	—
Total distributions	(69,172,678)	(47,740,360)	(3,452,757)	(4,232,544)
Increase (decrease) in assets from operations and distributions	84,591,709	72,707,234	(520,136)	794,084
Share transactions:
Proceeds from sale of shares
Class 1	2,723,581	650,360	238,859	317,783
Class 3	6,518,384	6,385,314	—	—
Value of distributions reinvested
Class 1	42,047,296	28,757,603	3,452,757	4,232,544
Class 3	27,125,382	18,982,757	—	—
Cost of shares redeemed
Class 1	(72,984,732)	(63,694,735)	(4,622,974)	(5,433,420)
Class 3	(79,463,583)	(370,510,483)	—	—
Net increase (decrease) from share transactions	(74,033,672)	(379,429,184)	(931,358)	(883,093)
Total increase (decrease) in net assets	10,558,037	(306,721,950)	(1,451,494)	(89,009)
Net Assets
Beginning of year	1,058,203,231	1,364,925,181	21,080,665	21,169,674
End of year	$1,068,761,268	$1,058,203,231	$19,629,171	$21,080,665
Changes in Fund Shares
Class 1
Shares sold	161,437	40,632	4,678	5,800
Issued for distributions reinvested	2,466,117	1,824,721	73,635	86,238
Shares redeemed	(4,365,452)	(4,035,300)	(92,056)	(93,550)
Net increase (decrease) in fund shares	(1,737,898)	(2,169,947)	(13,743)	(1,512)
Class 3
Shares sold	394,023	415,456	—	—
Issued for distributions reinvested	1,589,999	1,203,726	—	—
Shares redeemed	(4,755,387)	(24,448,690)	—	—
Net increase (decrease) in fund shares	(2,771,365)	(22,829,508)	—	—
The accompanying Notes are an integral part of these financial statements.
134	Statements of Changes in Net Assets

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements — December 31, 2025
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street Income V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Real Estate Securities V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund and State Street U.S. Equity V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes (Class 1 and Class 3) for the State Street Total Return V.I.S. Fund and one class of shares (Class 1) for each of the other Funds as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Notes to Financial Statements	135

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
136	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. A Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions Each Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Notes to Financial Statements	137

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2025, the State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund (the "Funds") transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds' Schedules of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund (the "Funds") may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Funds may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties. The Funds' use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
138	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
During the fiscal year ended December 31, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Real Estate Securities V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Total Return V.I.S. Fund	Equitization of cash
State Street U.S. Equity V.I.S. Fund	Equitization of cash
Credit Default Swaps During the fiscal year ended December 31, 2025, the State Street Income V.I.S. Fund (the "Fund") engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Notes to Financial Statements	139

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$23,529	$—	$23,529
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$56	$—	$56

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$2,827	$—	$—	$—	$—	$2,827
Swap Contracts	—	—	36,364	—	—	36,364
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$157	$—	$157
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$14,213	$—	$14,213
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$10,175	$—	$10,175

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$2,599	$—	$—	$—	$—	$2,599
Swap Contracts	—	—	(5,009)	—	—	(5,009)
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$73,339	$—	$73,339
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$54,200	$—	$54,200
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$114,020	$—	$114,020
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	1,134,906	$—	$1,134,906
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$71,466	$—	$71,466

140	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(2,103)	$—	$—	$—	$—	$(2,103)
Swap Contracts	—	—	(5,818)	—	—	(5,818)
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$16,921	$—	$16,921
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,160	$—	$1,160
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$31,125	$—	$31,125
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$273,865	$—	$273,865
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$4,426	$—	$4,426
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Funds. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. SSGA FM is contractually obligated until April 30, 2026 to waive its management fee and/or reimburse certain expenses for the State Street Income V.I.S. Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2026 except with approval of the Board. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Income V.I.S. Fund		0.50%
State Street Premier Growth Equity V.I.S. Fund		0.65%
State Street Real Estate Securities V.I.S. Fund	First $100 million	0.85%
	Next $100 million	0.80%
	Over $200 million	0.75%
State Street Small-Cap Equity V.I.S. Fund		0.95%
State Street S&P 500 Index V.I.S. Fund		0.25%
State Street Total Return V.I.S. Fund		0.35%
State Street U.S. Equity V.I.S. Fund		0.55%
Investor Service Plan — Class 1 and Class 3 Shares For State Street Total Return V.I.S. Fund, the Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees For State Street Total Return V.I.S. Fund, the Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became
Notes to Financial Statements	141

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025 effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2025 are disclosed in the Schedules of Investments.
7.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Small-Cap Equity V.I.S. Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, LP. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board.  For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the State Street Real Estate Securities V.I.S. Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
142	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
8.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Funds. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
9.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Income V.I.S. Fund	$2,423,434	$2,987,437	$924,544	$1,071,584
State Street Premier Growth Equity V.I.S. Fund	—	—	11,636,645	17,213,293
State Street Real Estate Securities V.I.S. Fund	—	—	6,022,480	8,523,037
State Street Small-Cap Equity V.I.S. Fund	—	—	8,712,772	11,638,969
State Street S&P 500 Index V.I.S. Fund	—	—	3,607,819	32,683,675
State Street Total Return V.I.S. Fund	2,392,089	56,599,831	951,543,223	972,697,576
State Street U.S. Equity V.I.S. Fund	—	—	7,524,153	11,710,570
10.Income Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, nontaxable dividend adjustments to income, foreign currencies, foreign capital gains taxes, REITs, corporate actions, premium amortization, straddle loss deferrals, investments in futures, passive foreign investment company gains and losses, investments in swaps, paydown gains and losses, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2025 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Income V.I.S. Fund	$301,426	$—	$301,426
State Street Premier Growth Equity V.I.S. Fund	16,173	6,120,251	6,136,424
State Street Real Estate Securities V.I.S. Fund	228,789	228,241	457,030
State Street Small-Cap Equity V.I.S. Fund	176,426	2,387,824	2,564,250
State Street S&P 500 Index V.I.S. Fund	2,033,985	13,639,825	15,673,810
State Street Total Return V.I.S. Fund	24,527,518	44,645,160	69,172,678
State Street U.S. Equity V.I.S. Fund	103,214	3,349,543	3,452,757
Notes to Financial Statements	143

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Income V.I.S. Fund	$295,495	$—	$295,495
State Street Premier Growth Equity V.I.S. Fund	212,733	6,718,885	6,931,618
State Street Real Estate Securities V.I.S. Fund	1,047,350	—	1,047,350
State Street Small-Cap Equity V.I.S. Fund	214,508	1,826,650	2,041,158
State Street S&P 500 Index V.I.S. Fund	2,423,912	16,409,842	18,833,754
State Street Total Return V.I.S. Fund	47,520,616	219,744	47,740,360
State Street U.S. Equity V.I.S. Fund	455,047	3,777,497	4,232,544
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Post-October Capital Losses	Total
State Street Income V.I.S. Fund	$277,864	$—	$(1,484,230)	$—	$(456,163)	$—	$(1,662,529)
State Street Premier Growth Equity V.I.S. Fund	—	—	—	1,126,625	19,666,193	—	20,792,818
State Street Real Estate Securities V.I.S. Fund	321,324	—	—	—	2,978,978	—	3,300,302
State Street Small-Cap Equity V.I.S. Fund	—	—	—	253,373	3,616,116	(23,698)	3,845,791
State Street S&P 500 Index V.I.S. Fund	589,581	—	—	5,169,703	159,424,632	—	165,183,916
State Street Total Return V.I.S. Fund	445,671	—	—	5,110,621	151,936,979	—	157,493,271
State Street U.S. Equity V.I.S. Fund	93,582	—	—	249,487	8,959,679	—	9,302,748
As of December 31, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
State Street Income V.I.S. Fund	$307,639	$1,176,591
144	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Income V.I.S. Fund	$9,688,164	$126,538	$582,701	$(456,163)
State Street Premier Growth Equity V.I.S. Fund	15,023,871	19,737,286	71,093	19,666,193
State Street Real Estate Securities V.I.S. Fund	15,883,388	3,890,956	911,978	2,978,978
State Street Small-Cap Equity V.I.S. Fund	18,508,324	4,203,586	587,470	3,616,116
State Street S&P 500 Index V.I.S. Fund	42,967,667	165,934,283	6,509,651	159,424,632
State Street Total Return V.I.S. Fund	915,755,935	202,991,744	50,632,580	152,359,164
State Street U.S. Equity V.I.S. Fund	10,707,791	9,258,989	299,310	8,959,679
11.Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025 ) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds are Participants in the credit facility as of December 31, 2025:
State Street Income V.I.S. Fund
State Street Real Estate Securities V.I.S. Fund
State Street Small-Cap Equity V.I.S. Fund
State Street Total Return V.I.S. Fund
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2025.
12.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Notes to Financial Statements	145

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — December 31, 2025
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds’ financial statements.
14.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
146	Notes to Financial Statements

State Street V.I.S. Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Variable Insurance Series Funds, Inc. (the “Company”) (comprising State Street Income V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Real Estate Securities V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Total Return V.I.S. Fund and State Street U.S. Equity V.I.S Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Variable Insurance Series Funds, Inc. at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 18, 2026
147

State Street Variable Insurance Series Funds, Inc.
Other Information — December 31, 2025 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2025.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Dividends Received Deduction
The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Funds during the year ended December 31, 2025:
Amount
State Street Premier Growth Equity V.I.S. Fund	$6,120,251
State Street Real Estate Securities V.I.S. Fund	228,241
State Street Small-Cap Equity V.I.S. Fund	2,387,824
State Street S&P 500 Index V.I.S. Fund	13,639,825
State Street Total Return V.I.S. Fund	44,645,160
State Street U.S. Equity V.I.S. Fund	3,349,543
148	Other Information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter President (Principal Executive Officer)

Date:	March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter President (Principal Executive Officer)

Date:	March 2, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial and Accounting Officer)

Date:	March 2, 2026